UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)
Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ		07311
(Address of principal executive offices)		(Zip code)

Vincent M. Marra Senior Vice President & Chief Operating Officer AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments.

The schedule of investments as of December 31, 2004 is filed herewith.

2

SEASONS SERIES TRUST

MULTI-MANAGED

GROWTH PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 72.3%	Shares/ Principal Amount (11)	Value (Note 1)

CONSUMER DISCRETIONARY — 6.2%

Apparel & Textiles — 2.4%
Fossil, Inc.†	26,500	$679,460
Nike, Inc., Class B	34,080	3,090,715

Automotive — 0.7%
Advanced Auto Parts, Inc.†	23,420	1,022,985

Retail — 3.1%
AnnTaylor Stores Corp.†	9,000	193,770
Bed Bath & Beyond, Inc.†	5,000	199,150
Blue Nile, Inc.†	6,600	182,292
Guitar Center, Inc.†	8,700	458,403
HNI Corp.	12,500	538,125
Home Depot, Inc.	6,000	256,440
J.C. Penney Co., Inc.	7,690	318,366
Kohl’s Corp.†	35,775	1,759,057
Limited Brands	8,000	184,160
Target Corp.	4,000	207,720
Wal-Mart Stores, Inc.	8,000	422,560
		9,513,203

CONSUMER STAPLES — 1.1%

Food, Beverage & Tobacco — 0.8%
Altria Group, Inc.	5,200	317,720
Coca-Cola Co.	7,000	291,410
Diageo, PLC Sponsored ADR	4,000	231,520
PepsiCo, Inc.	4,500	234,900
SunOpta, Inc.†	24,900	178,782

Household & Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	4,200	192,234
Procter & Gamble Co.	4,800	264,384
		1,710,950

ENERGY — 4.9%

Energy Services — 2.9%
Atwood Oceanics, Inc.†	7,500	390,750
BJ Services Co.	15,940	741,848
Hornbeck Offshore Services, Inc.†	46,000	887,800
Patterson-UTI Energy, Inc.	29,700	577,665
Suncor Energy, Inc.	25,895	916,683
Tidewater, Inc.	11,500	409,515
Todco, Class A†	27,700	510,234

Energy Sources — 2.0%
ChevronTexaco Corp.	4,000	210,040
Exxon Mobil Corp.	13,000	666,380
Global Industries, Ltd.†	94,200	780,918
Murphy Oil Corp.	14,680	1,181,006
Transocean, Inc.†	5,000	211,950
		7,484,789

FINANCE — 14.8%

Banks — 5.5%
Bank of America Corp.	75,400	3,543,046
Comerica, Inc.	4,000	244,080
Franklin Bank Corp.†	24,900	454,425
J.P. Morgan Chase & Co.	4,400	171,644
North Fork Bancorp., Inc.	7,500	216,375
Signature Bank†	34,300	1,109,948
U.S. Bancorp	10,500	328,860
Wells Fargo & Co.	38,850	2,414,528

Financial Services — 4.6%
American Express Co.	6,800	383,316
Capital One Financial Corp.	5,000	421,050
Citigroup, Inc.	10,933	526,752
Goldman Sachs Group, Inc.	21,050	2,190,042
MarketAxess Holdings, Inc.†	23,600	401,436
Merrill Lynch & Co., Inc.	6,000	358,620
Morgan Stanley	2,950	163,784
Nelnet, Inc., Class A†	26,300	708,259
Piper Jaffray Cos.†	24,900	1,193,955
SLM Corp.	13,020	695,138

Insurance — 4.7%
Aetna, Inc.	27,960	3,488,010
Allstate Corp.	28,245	1,460,831
Berkshire Hathaway, Inc., Class B†	811	2,381,096
		22,855,195

HEALTHCARE — 12.4%

Drugs — 5.9%
Abbott Laboratories	5,000	233,250
Amgen, Inc.†	4,000	256,600
BioMarin Pharmaceutical, Inc.†	11,500	73,485
Cephalon, Inc.†	5,600	284,928
Critical Therapeutics, Inc.†	19,800	158,400
Cypress Biosciences, Inc.†	20,900	293,854
Forest Laboratories, Inc.†	10,755	482,469
Genentech, Inc.†	63,205	3,440,880
Integra LifeSciences Holdings Corp.†	34,600	1,277,778
Invitrogen Corp.†	10,595	711,243
Medicines Co.†	20,900	601,920
Merck & Co., Inc.	6,000	192,840
Onyx Pharmaceuticals, Inc.†	6,900	223,491
Par Pharmaceutical Cos., Inc.†	11,500	475,870
Pfizer, Inc.	14,700	395,283

Health Services — 4.7%
Cerner Corp.†	3,000	159,510
First Health Group Corp.†	8,000	149,680
Pacificare Health Systems, Inc.†	4,000	226,080
Pediatrix Medical Group, Inc.†	2,500	160,125
United Surgical Partners International, Inc.†	3,500	145,950
UnitedHealth Group, Inc. (12)	68,775	6,054,263
Wellpoint, Inc.†	2,800	322,000

Medical Products — 1.8%
Advanced Neuromodulation Systems, Inc.†	14,900	587,954
Becton Dickinson & Co.	5,500	312,400
Encore Medical Corp.†	20,900	141,911
Idaho Biomedical Corp.†	11,500	171,235
Johnson & Johnson	7,100	450,282
LCA-Vision, Inc.	26,250	613,987
Medtronic, Inc.	4,000	198,680
St. Jude Medical, Inc.†	4,800	201,264
Vnus Medical Technologies†	4,000	54,080
		19,051,692

INDUSTRIAL & COMMERCIAL — 7.3%

Aerospace & Military Technology — 2.1%
Alliant Techsystems, Inc.†	10,400	679,952
General Dynamics Corp.	3,000	313,800
Lockheed Martin Corp.	13,295	738,537
Northrop Grumman Corp.	17,910	973,588
United Technologies Corp.	5,300	547,755

Business Services — 0.2%
Niku Corp.†	7,500	151,200
Xerox Corp.†	7,000	119,070

Electrical Equipment — 1.5%
AMETEK, Inc.	32,600	1,162,842
Roper Industries, Inc.	20,700	1,257,939

Machinery — 1.4%
Dover Corp.	8,000	335,520
IDEX Corp.	26,100	1,057,050
Nordson Corp.	18,500	741,295

Multi-Industry — 1.4%
3M Co.	7,570	621,270
General Electric Co.	23,500	857,750
ITT Industries, Inc.	2,500	211,125
Tyco International, Ltd.	12,400	443,176

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	12,500	694,000
United Parcel Service, Inc., Class B	4,500	384,570
		11,290,439

INFORMATION & ENTERTAINMENT — 1.9%

Broadcasting & Media — 0.9%
Comcast Corp., Class A†	9,000	299,520
Time Warner, Inc.†	18,000	349,920
Valassis Communications, Inc.†	11,500	402,615
Viacom, Inc., Class B	7,000	254,730

Leisure & Tourism — 1.0%
Applebee’s International, Inc.	24,900	658,605
Carnival Corp.	6,400	368,832
McDonald’s Corp.	7,000	224,420
Outback Steakhouse, Inc.	5,560	254,537
Texas Roadhouse, Inc., Class A†	2,300	67,965
		2,881,144

INFORMATION TECHNOLOGY — 23.1%

Communication Equipment — 0.1%
QUALCOMM, Inc.	5,500	233,200

Computer Services — 0.8%
Keane, Inc.†	20,900	307,230
Symantec Corp.†	37,070	954,923

Computer Software — 5.0%
BMC Software, Inc.†	25,000	465,000
Cognos, Inc.†	27,200	1,198,432
Electronic Arts, Inc.†	63,185	3,897,251
Lawson Software, Inc.†	71,500	491,205
McAfee, Inc.†	15,000	433,950
Microsoft Corp.	24,500	654,395

Oracle Corp.†	15,000	205,800
Parametric Technology Corp.†	62,800	369,892

Computers & Business Equipment — 3.4%
Apple Computer, Inc.†	68,525	4,413,010
Dell, Inc.†	6,500	273,910
International Business Machines Corp.	5,000	492,900

Electronics — 4.8%
Applied Materials, Inc.†	21,000	359,100
Energizer Holdings, Inc.†	23,760	1,180,634
Intel Corp.	10,900	254,951
L-3 Communications Holdings, Inc.	4,500	329,580
Lam Research Corp.†	49,500	1,431,045
PMC-Sierra, Inc.†	25,000	281,250
Samsung Electronics Co., Ltd. GDR†*	8,394	1,838,286
Texas Instruments, Inc.	64,480	1,587,498
Vitesse Semiconductor Corp.†	30,000	105,900

Internet Content — 6.0%
Amazon.com, Inc.†	25,720	1,139,139
CNET Networks, Inc.†	41,800	469,414
eBay, Inc.†	37,565	4,368,058
SupportSoft, Inc.†	39,700	264,402
Yahoo!, Inc.†	80,615	3,037,573

Telecommunications — 3.0%
Alvarion, Ltd.†	41,800	555,104
Cisco Systems, Inc.†	12,700	245,110
JAMDAT Mobile, Inc.†	100	2,065
Motorola, Inc.	12,200	209,840
Nextel Communications, Inc., Class A†	82,500	2,475,000
Nokia Oyj Sponsored ADR	18,000	282,060
Tekelec†	21,800	445,592
Verizon Communications, Inc.	9,500	384,845
		35,637,544

MATERIALS — 0.6%

Chemicals — 0.4%
Dow Chemical Co.	7,000	346,570
du Pont (E.I.) de Nemours and Co.	4,500	220,725

Metals & Minerals — 0.2%
Worthington Industries, Inc.	20,900	409,222
		976,517

TOTAL COMMON STOCK (cost $84,933,270)		111,401,473

Asset-Backed Securities — 2.8%

FINANCE — 2.8%

Banks — 0.1%
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(1)	$200,000	215,027

Financial Services — 2.7%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*	50,000	50,391
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(1)	50,000	53,801
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.82% due 01/02/05(7)	86,097	86,424
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	100,000	99,293
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	200,000	198,196
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	200,000	198,944
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	200,000	194,721

CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(1)	56,000	59,351
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(1)	79,499	84,531
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	200,000	198,535
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 01/14/05	115,000	114,385
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/03/05(1)	150,000	150,179
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 01/10/05(1)	90,000	98,465
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(1)	93,579	99,375
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(1)	220,000	246,281
Morgan Stanley Dean Witter Capital I, Series 1998-HF2 A2 6.48% due 11/15/30(1)	100,000	107,644
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(1)	86,900	96,526
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	200,000	196,058
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(1)	200,000	216,332
Onyx Acceptance Owner Trust, Series 2004-C A3 2.94% due 01/14/05	140,000	138,986
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	110,000	122,217
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	118,000	125,545
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 01/15/05*	200,000	198,178
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16	134,000	131,750
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	200,000	196,275
Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB A2 4.59% due 01/03/05(7)	280,000	280,951
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	40,000	39,813
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 01/19/05	250,000	249,800
World Omni Auto Receivables Trust, Series 2004-A A4 3.96% due 07/12/11	100,000	100,525

TOTAL ASSET-BACKED SECURITIES (cost $4,343,139)		4,348,499

Bonds & Notes — 19.5%

CONSUMER DISCRETIONARY — 0.4%

Automotive — 0.2%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	110,000	119,308
Dana Corp. 5.85% due 01/15/15*	13,000	12,870
Delphi Corp. 6.50% due 08/15/13	36,000	35,601
Ford Motor Co. 7.45% due 07/16/31	100,000	100,574
General Motors Corp. 8.80% due 03/01/21	30,000	32,463

Housing & Household Durables — 0.1%
Centex Corp. 7.88% due 02/01/11	70,000	81,767
Lennar Corp. 7.63% due 03/01/09	20,000	22,458
Pulte Homes, Inc. 8.13% due 03/01/11	40,000	47,566

Retail — 0.1%
May Department Stores Co. 3.95% due 07/15/07	19,000	19,032
May Department Stores Co. 6.65% due 07/15/24	21,000	22,097
Safeway, Inc. 6.50% due 03/01/11	11,000	12,047
Staples, Inc. 7.38% due 10/01/12	45,000	52,362
Wal-Mart Stores, Inc. 6.88% due 08/10/09	26,000	29,195
		587,340

CONSUMER STAPLES — 0.3%

Food, Beverage & Tobacco — 0.3%
Altria Group, Inc. 7.00% due 11/04/13	50,000	54,177
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	19,000	25,334
Kraft Foods, Inc. 4.13% due 11/12/09	80,000	79,562
Kraft Foods, Inc. 5.63% due 11/01/11	20,000	21,179
Kraft Foods, Inc. 6.25% due 06/01/12	50,000	54,888
Pepsico, Inc. 3.20% due 05/15/07	24,000	23,884
Philip Morris Cos., Inc. 6.38% due 02/01/06	30,000	30,751
Tyson Foods, Inc. 8.25% due 10/01/11	70,000	83,122

Household & Personal Products — 0.0%
Maytag Corp., Series MTN 5.00% due 05/15/15	20,000	18,589
Revlon Consumer Products Corp. 8.63% due 02/01/08	5,000	4,462
		395,948

EDUCATION — 0.0%

Education — 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96	40,000	50,200

ENERGY — 0.4%

Energy Services — 0.3%
Enterprise Products Operating LP 4.63% due 10/15/09*	80,000	79,875
Enterprise Products Operating LP 6.65% due 10/15/34*	53,000	54,816
Halliburton Co. 5.50% due 10/15/10	50,000	52,664
Halliburton Co. 8.75% due 02/15/21	30,000	39,406
Motiva Enterprises, LLC 5.20% due 09/15/12*	75,000	77,238
PacifiCorp, Series MBIA 6.38% due 05/15/08	70,000	75,518
Premcor Refining Group, Inc. 6.13% due 05/01/11	40,000	41,900
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	50,000	58,611

Energy Sources — 0.1%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	60,000	78,556
Chesapeake Energy Corp. 6.88% due 01/15/16	15,000	15,712
Chesapeake Energy Corp. 7.75% due 01/15/15	5,000	5,438
ConocoPhillips 7.00% due 03/30/29	33,000	39,082
Energy Corp. of America, Series A 9.50% due 05/15/07	14,000	13,370
Pemex Project Funding Master Trust 8.63% due 02/01/22	15,000	17,453
		649,639

FINANCE — 3.9%

Banks — 0.8%
American Express Centurion Bank 2.57% due 11/16/09(2)(6)	14,000	14,000
Bank of America Corp. 7.40% due 01/15/11	180,000	208,508
BankBoston Capital Trust IV 3.04% due 06/08/28(2)	22,000	21,215
BB&T Corp. 4.75% due 10/01/12	110,000	110,558
Credit Suisse First Boston 6.50% due 05/01/08*	14,000	15,112
First Maryland Capital II 3.01% due 02/01/27(2)	18,000	17,449
HSBC Bank USA 5.88% due 11/01/34	25,000	25,315
Huntington National Bank 8.00% due 04/01/10	25,000	29,055
Key Bank NA 4.10% due 06/30/05	22,000	22,155
Key Bank NA 5.80% due 07/01/14	25,000	26,477
Key Bank NA 7.00% due 02/01/11	9,000	10,116
MBNA America Bank NA 5.38% due 01/15/08	60,000	62,666
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	100,000	105,040
National City Bank (OH) 3.38% due 10/15/07	24,000	23,869
National City Corp. 7.20% due 05/15/05	60,000	60,920
NCNB Corp. 9.38% due 09/15/09	32,000	38,943
Popular North America, Inc., Series MTNE 3.88% due 10/01/08	70,000	69,911
Popular North America, Inc., Series MTNE 6.13% due 10/15/06	36,000	37,519
Rabobank Capital Funding III Trust 5.25% due 12/31/16*(4)	22,000	21,880
Summit Capital Trust I, Series B 8.40% due 03/15/27	29,000	32,051
U.S. Bancorp 7.50% due 06/01/26	65,000	81,004
US Bank NA 3.70% due 08/01/07	19,000	19,035
US Bank NA 3.90% due 08/15/08	4,000	4,011
Washington Mutual Bank FA 5.50% due 01/15/13	22,000	22,719
Wells Fargo & Co. 4.20% due 01/15/10	12,000	12,049
Wells Fargo & Co. 5.13% due 09/01/12	16,000	16,546
Wells Fargo & Co. 6.38% due 08/01/11	80,000	88,571

Financial Services — 2.1%
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	55,000	57,475
Boeing Capital Corp. 6.50% due 02/15/12	80,000	89,639
CIT Group, Inc. 4.13% due 11/03/09	21,000	20,906
Citigroup, Inc. 5.00% due 09/15/14*	246,000	247,187
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*	50,000	54,000

Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	34,000	35,061
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	27,000	26,665
Downey Financial Corp. 6.50% due 07/01/14	86,000	89,518
Duke Capital, LLC 8.00% due 10/01/19	23,000	28,068
ERAC USA Finance Co. 8.00% due 01/15/11*	60,000	70,631
Farmers Exchange Capital 7.05% due 07/15/28*	110,000	112,671
Ford Motor Credit Co. 5.70% due 01/15/10	80,000	80,728
Ford Motor Credit Co. 6.88% due 02/01/06	23,000	23,695
Ford Motor Credit Co. 7.00% due 10/01/13	11,000	11,661
Ford Motor Credit Co. 7.38% due 10/28/09	21,000	22,652
Ford Motor Credit Co. 7.38% due 02/01/11	200,000	215,550
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	26,000	25,655
General Electric Capital Corp., Series MTNA 4.38% due 11/21/11	23,000	22,863
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	23,000	23,891
General Electric Capital Corp., Series MTNA 5.88% due 02/15/12	34,000	36,789
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	80,000	87,203
General Motors Acceptance Corp. 6.75% due 12/01/14	65,000	65,089
General Motors Acceptance Corp. 6.88% due 09/15/11	208,000	213,157
General Motors Corp. 8.38% due 07/15/33	216,000	223,794
Goldman Sachs Group, Inc. 6.60% due 01/15/12	70,000	78,123
Household Finance Corp. 4.13% due 11/16/09	23,000	22,877
Household Finance Corp. 6.38% due 10/15/11	180,000	198,791
IPCS Escrow Co. 11.50% due 05/01/12*	50,000	56,750
JP Morgan Chase & Co. 5.13% due 09/15/14	230,000	231,509
JP Morgan Chase & Co. 5.25% due 05/30/07	26,000	27,029
JP Morgan Chase & Co. 6.63% due 03/15/12	22,000	24,625
JP Morgan Chase Capital XIII 3.50% due 09/30/34(2)	17,000	16,906
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12	14,000	15,655
Morgan Stanley 4.75% due 04/01/14	60,000	58,464
Morgan Stanley 6.75% due 04/15/11	70,000	78,515
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	182,220	194,525
PNC Funding Corp. 5.75% due 08/01/06	24,000	24,889
Pricoa Global Funding I 4.35% due 06/15/08*	2,000	2,030
Private Export Funding Corp. 6.62% due 10/01/05	120,000	123,290
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	45,000	45,216
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	26,000	26,808
SB Treasury Co., LLC 9.40% due 06/30/08*(4)	100,000	115,207
TIAA Global Markets, Inc. 4.13% due 11/15/07*	19,000	19,242
Washington Mutual Capital I 8.38% due 06/01/27	26,000	28,830
Washington Mutual, Inc. 4.38% due 01/15/08	11,000	11,172

Insurance — 1.0%
AAG Holding Co., Inc. 6.88% due 06/01/08	50,000	52,673
ACE Capital Trust II 9.70% due 04/01/30	80,000	106,303
ACE INA Holdings, Inc. 8.30% due 08/15/06	30,000	32,071
Allstate Corp. 7.20% due 12/01/09	22,000	24,932
Allstate Financing II 7.83% due 12/01/45	24,000	25,900
American Financial Group, Inc. 7.13% due 04/15/09	55,000	60,652
Amerus Life Holdings, Inc. 6.95% due 06/15/05	60,000	60,834
Assurant, Inc. 5.63% due 02/15/14	10,000	10,328
Assurant, Inc. 6.75% due 02/15/34	12,000	12,999
Equitable Cos., Inc. 7.00% due 04/01/28	30,000	34,601
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	10,000	10,027
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05	10,000	10,094
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	70,000	82,952
Fidelity National Financial, Inc. 7.30% due 08/15/11	30,000	32,917
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	140,000	163,362
Jackson National Life Insurance Co. 8.15% due 03/15/27*	22,000	27,367
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	70,000	73,289
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	110,000	107,477
Metropolitan Life Global Funding I 4.75% due 06/20/07*	30,000	30,779
MONY Group, Inc. 7.45% due 12/15/05	45,000	46,621
Ohio Casualty Corp. 7.30% due 06/15/14	20,000	21,524
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	80,000	78,079
ReliaStar Financial Corp. 8.00% due 10/30/06	60,000	64,877
Selective Insurance Group, Inc. 7.25% due 11/15/34*	12,000	12,190
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	60,000	62,423

Torchmark Corp. 6.25% due 12/15/06	40,000	42,039
Travelers Property Casualty Corp. 6.38% due 03/15/33	40,000	41,085
Unitrin, Inc. 4.88% due 11/01/10	60,000	59,600
W.R. Berkley Capital Trust 8.20% due 12/15/45	70,000	74,089
XL Capital, Ltd. 5.25% due 09/15/14	45,000	45,097
XL Capital, Ltd. 6.38% due 11/15/24	31,000	32,631
		6,021,507

HEALTHCARE — 0.5%

Drugs — 0.2%
Merck & Co., Inc. 2.50% due 03/30/07	14,000	13,667
Merck & Co., Inc. 5.95% due 12/01/28	11,000	11,385
Pfizer, Inc. 2.50% due 03/15/07	26,000	25,468
Schering-Plough Corp. 6.50% due 12/01/33	96,000	108,060
Wyeth 6.95% due 03/15/11	121,000	136,241

Health Services — 0.2%
Anthem, Inc. 6.80% due 08/01/12	85,000	96,226
Cardinal Health, Inc. 6.75% due 02/15/11	20,000	22,001
Community Health Systems, Inc. 6.50% due 12/15/12*	10,000	10,075
HCA, Inc. 6.95% due 05/01/12	15,000	15,794
Humana, Inc. 7.25% due 08/01/06	100,000	105,278
Radiologix, Inc., Series B 10.50% due 12/15/08	5,000	5,500
Tenet Healthcare Corp. 6.50% due 06/01/12	15,000	13,875
UnitedHealth Group, Inc. 7.50% due 11/15/05	90,000	92,889
WellPoint Health Networks, Inc. 6.38% due 01/15/12	40,000	44,061

Medical Products — 0.1%
Allegiance Corp. 7.00% due 10/15/26	105,000	113,369
MEDIQ/PRN Life Support Services, Inc. 11.00% due 06/01/08†(6)(8)	10,000	0
		813,889

INDUSTRIAL & COMMERCIAL — 0.3%

Aerospace & Military Technology — 0.0%
Goodrich Corp. 7.50% due 04/15/08	30,000	33,212

Business Services — 0.2%
Allied Waste North America, Inc., Series B 5.75% due 02/15/11	25,000	23,500
Convergys Corp. 4.88% due 12/15/09	23,000	22,895
Hertz Corp. 4.70% due 10/02/06	4,000	4,044
Hertz Corp. 6.90% due 08/15/14	7,000	7,217
Hertz Corp. 7.63% due 06/01/12	14,000	15,332
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	100,000	103,529
Monsanto Co. 7.38% due 08/15/12	90,000	105,235
PHH Corp. 6.00% due 03/01/08	23,000	24,254
Xerox Corp. 6.88% due 08/15/11	20,000	21,300

Electrical Equipment — 0.0%
WESCO Distribution, Inc., Series B 9.13% due 06/01/08	5,000	5,150

Multi-Industry — 0.0%
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	19,000	19,305

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	17,000	22,125
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	68,500	77,026
		484,124

INFORMATION & ENTERTAINMENT — 1.2%

Broadcasting & Media — 0.6%
AOL Time Warner, Inc. 6.88% due 05/01/12	70,000	79,720
AOL Time Warner, Inc. 7.63% due 04/15/31	110,000	133,074
Cablevision Systems Corp. 8.00% due 04/15/12*	50,000	53,375

Chancellor Media Corp. 8.00% due 11/01/08	70,000	78,595
Charter Communications Holdings, LLC 11.13% due 01/15/11	50,000	45,250
Comcast Cable Communications, Inc. 8.50% due 05/01/27	15,000	19,908
Cox Communications, Inc. 5.45% due 12/15/14*	70,000	69,997
Cox Communications, Inc. 7.13% due 10/01/12	11,000	12,329
Cox Communications, Inc. 7.75% due 08/15/06	14,000	14,892
Cox Communications, Inc. 7.75% due 11/01/10	115,000	131,732
Cox Enterprises, Inc. 8.00% due 02/15/07*	12,000	12,907
Interpublic Group Cos., Inc. 6.25% due 11/15/14	25,000	25,297
Liberty Media Corp. 3.99% due 09/17/06(2)	22,000	22,270
Liberty Media Corp. 7.75% due 07/15/09	30,000	33,283
Liberty Media Corp. 7.88% due 07/15/09	50,000	55,723
News America Holdings, Inc. 7.75% due 12/01/45	19,000	23,091
Time Warner, Inc. 6.88% due 06/15/18	12,000	13,569
USA Interactive 7.00% due 01/15/13	95,000	104,791
Young Broadcasting, Inc. 10.00% due 03/01/11	10,000	10,675

Entertainment Products — 0.1%
Walt Disney Co. 5.38% due 06/01/07	70,000	72,765

Leisure & Tourism — 0.5%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	105,000	99,187
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12	18,411	18,144
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 10/15/09	30,000	30,864
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	48,627	35,886
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	43,017	43,490
Continental Airines, Inc., Series RJ04 Pass Through 9.56% due 09/01/19	21,679	21,840
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	100,000	100,866
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	16,916	16,431
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	8,845	7,174
Delta Air Lines, Inc. 10.00% due 08/15/08	15,000	11,063
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 11/18/10	20,000	19,728
Delta Air Lines, Inc., Series 01-1 Pass Through 6.62% due 03/18/11	24,954	24,515
GTECH Holdings Corp. 4.50% due 12/01/09*	35,000	34,998
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	50,000	51,756
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	80,000	92,917
Hilton Hotels Corp. 7.50% due 12/15/17	26,000	30,399
Hilton Hotels Corp. 7.95% due 04/15/07	28,000	30,455
Icon, Ltd. 11.25% due 04/01/12	5,000	4,200
MGM Mirage, Inc. 5.88% due 02/27/14	35,000	34,387
OED Corp. 8.75% due 04/15/12	5,000	4,900
Six Flags, Inc. 4.50% due 05/15/15	5,000	5,625
Six Flags, Inc. 9.75% due 04/15/13	5,000	5,075
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	70,000	78,076
		1,815,219

INFORMATION TECHNOLOGY — 0.6%

Computer Services — 0.0%
Computer Sciences Corp. 6.75% due 06/15/06	4,000	4,188

Telecommunications — 0.6%
American Cellular Corp., Series B 10.00% due 08/01/11	40,000	34,300
American Tower Corp. 9.38% due 02/01/09	2,000	2,115
AT&T Broadband Corp. 8.38% due 03/15/13	120,000	147,972
AT&T Corp. 8.05% due 11/15/11	50,000	57,562
AT&T Wireless Services, Inc. 7.35% due 03/01/06	32,000	33,476
AT&T Wireless Services, Inc. 7.88% due 03/01/11	90,000	106,076
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	12,000	11,560
Citizens Communications Co. 9.00% due 08/15/31	12,000	13,710
LCI International, Inc. 7.25% due 06/15/07	115,000	111,837
Nextel Communications, Inc. 5.95% due 03/15/14	20,000	20,700
Nextel Communications, Inc. 7.38% due 08/01/15	30,000	33,000
Rural Cellular Corp. 9.75% due 01/15/10	40,000	36,200
SBC Communications, Inc. 5.10% due 09/15/14	125,000	126,162
Sprint Capital Corp. 6.13% due 11/15/08	40,000	42,897

Sprint Capital Corp. 6.88% due 11/15/28	40,000	43,791
Sprint Capital Corp. 7.63% due 01/30/11	40,000	46,442
TCI Communications, Inc. 7.88% due 02/15/26	15,000	18,420
TCI Communications, Inc. 8.75% due 08/01/15	14,000	17,857
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(5)(6)(8)(9)	10,000	0
		908,265

MATERIALS — 0.5%

Chemicals — 0.2%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	4,000	4,033
Ferro Corp. 9.13% due 01/01/09	40,000	44,508
IMC Global, Inc., Series B 10.88% due 06/01/08	10,000	12,000
Lubrizol Corp. 4.63% due 10/01/09	60,000	59,908
Lubrizol Corp. 6.50% due 10/01/34	64,000	65,181
Lubrizol Corp. 7.25% due 06/15/25	35,000	38,195
Lyondell Chemical Co., Series B 9.88% due 05/01/07	3,000	3,142
Rohm & Haas Co. 7.85% due 07/15/29	15,000	19,568
RPM International, Inc. 4.45% due 10/15/09*	19,000	18,630

Forest Products — 0.2%
Georgia-Pacific Corp. 8.00% due 01/15/24	5,000	5,800
International Paper Co. 6.75% due 09/01/11	90,000	100,902
Portola Packaging, Inc. 8.25% due 02/01/12	5,000	3,950
Temple-Inland, Inc. 7.88% due 05/01/12	90,000	106,519
West Fraser Timber Co., Ltd. 5.20% due 10/15/14*	16,000	16,063
Weyerhaeuser Co. 5.50% due 03/15/05	7,000	7,032
Weyerhaeuser Co. 5.95% due 11/01/08	21,000	22,488
Weyerhaeuser Co. 6.13% due 03/15/07	10,000	10,530
Weyerhaeuser Co. 6.75% due 03/15/12	70,000	78,878

Metals & Minerals — 0.1%
Crown Cork & Seal, Inc. 8.00% due 04/15/23	15,000	14,775
Phelps Dodge Corp. 8.75% due 06/01/11	60,000	73,157
Timken Co. 5.75% due 02/15/10	45,000	45,840

Plastic — 0.0%
Sealed Air Corp. 5.38% due 04/15/08*	75,000	77,926
		829,025

MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05	120,000	123,290

REAL ESTATE — 0.4%

Real Estate Companies — 0.1%
Liberty Property LP 7.25% due 03/15/11	25,000	28,290
Liberty Property LP 8.50% due 08/01/10	70,000	83,479
Susa Partnership LP 6.95% due 07/01/06	40,000	42,153

Real Estate Investment Trusts — 0.3%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	100,000	115,084
Health Care Property Investors, Inc. 6.00% due 03/01/15	60,000	63,665
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	60,000	69,895
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	15,000	15,413
Regency Centers LP 7.75% due 04/01/09	30,000	34,010
Spieker Properties LP 7.65% due 12/15/10	60,000	69,381
		521,370

U.S. GOVERNMENT AGENCIES — 3.8%

U.S. Government Agencies — 3.8%
Federal Home Loan Bank 2.75% due 12/15/06	65,000	64,392

Federal Home Loan Bank 2.88% due 05/23/06	100,000	99,678
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07	59,000	58,666
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	65,000	64,974
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	285,042	284,265
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19	19,206	19,514
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	350,000	347,802
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	59,109	58,738
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	171,498	170,421
Federal Home Loan Mtg. Corp. 5.50% due 09/01/19	294,543	304,418
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	96,205	97,796
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	148,239	153,345
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	16,134	17,099
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23 (7)	20,000	21,483
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	11,938	12,545
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23 (7)	4,440	4,512
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	27,331	28,966
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23	1,318	1,422
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28	9,987	10,727
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22 (7)	6,112	6,148
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	1,185	1,307
Federal National Mtg. Assoc. 3.25% due 06/28/06	63,000	62,979
Federal National Mtg. Assoc. 3.41% due 08/30/07	65,000	64,781
Federal National Mtg. Assoc. 4.56% due 01/01/15	248,675	247,684
Federal National Mtg. Assoc. 5.00% due 12/01/17	376,457	382,951
Federal National Mtg. Assoc. 5.00% due 03/01/18	183,196	186,304
Federal National Mtg. Assoc. 5.00% due 09/01/18	88,587	90,090
Federal National Mtg. Assoc. 5.00% due 06/01/19	57,131	58,082
Federal National Mtg. Assoc. 5.00% due 06/01/19	57,449	58,405
Federal National Mtg. Assoc. 5.50% due 03/01/18	59,130	61,161
Federal National Mtg. Assoc. 5.50% due 07/01/19	77,323	79,964
Federal National Mtg. Assoc. 5.50% due 12/01/33	570,712	579,890
Federal National Mtg. Assoc. 5.50% due 06/01/34	48,962	49,736
Federal National Mtg. Assoc. 5.92% due 10/01/11	67,342	72,698
Federal National Mtg. Assoc. 5.94% due 11/01/11	241,710	261,174
Federal National Mtg. Assoc. 6.00% due 06/01/17	51,095	53,572
Federal National Mtg. Assoc. 6.00% due 12/01/33	130,485	134,985
Federal National Mtg. Assoc. 6.00% due 05/01/34	84,248	87,160
Federal National Mtg. Assoc. 6.00% due 08/01/34	114,007	117,953
Federal National Mtg. Assoc. 6.18% due 07/01/08	18,360	19,483
Federal National Mtg. Assoc. 6.34% due 01/01/08	17,418	18,402
Federal National Mtg. Assoc. 6.36% due 07/01/08	34,814	36,982
Federal National Mtg. Assoc. 6.43% due 01/01/08	18,278	19,362
Federal National Mtg. Assoc. 6.50% due 06/01/17	120,000	127,274
Federal National Mtg. Assoc. 6.50% due 09/01/32	167,237	175,536
Federal National Mtg. Assoc. 6.50% due 04/01/34	81,197	85,179
Federal National Mtg. Assoc. 6.56% due 07/01/11	193,368	213,047
Federal National Mtg. Assoc. 6.63% due 11/15/30	60,000	71,500
Federal National Mtg. Assoc. 7.04% due 03/01/07	18,277	19,242
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06 (7)	711	728
Government National Mtg. Assoc. 5.00% due January TBA	150,000	149,953
Government National Mtg. Assoc. 6.00% due 11/15/31 (12)	288,877	299,902
Government National Mtg. Assoc. 7.00% due 08/15/22	1,553	1,660
Government National Mtg. Assoc. 7.00% due 03/15/28	84,072	89,497
Government National Mtg. Assoc. 7.25% due 04/15/27	5,306	5,683
Government National Mtg. Assoc. 7.50% due 07/15/23	1,565	1,692
Government National Mtg. Assoc. 7.50% due 10/15/29	20,344	21,855
Government National Mtg. Assoc. 7.50% due 01/15/32	35,006	37,600
Government National Mtg. Assoc. 8.00% due 01/15/31	3,410	3,701
Government National Mtg. Assoc. 8.50% due 11/15/17	3,543	3,898
Government National Mtg. Assoc. 9.00% due 11/15/21	1,150	1,293
		5,881,256

U.S. GOVERNMENT OBLIGATIONS — 6.2%

U.S. Treasuries — 6.2%
United States Treasury Bonds 5.38% due 02/15/31	221,000	238,973
United States Treasury Bonds 5.50% due 08/15/28	600,000	649,406
United States Treasury Bonds 6.25% due 08/15/23 (12)	360,000	421,467
United States Treasury Bonds 6.38% due 08/15/27	250,000	300,195
United States Treasury Bonds 6.88% due 08/15/25	320,000	403,062
United States Treasury Bonds 7.13% due 02/15/23	340,000	433,859
United States Treasury Bonds 7.88% due 02/15/21	150,000	202,664
United States Treasury Bonds 8.75% due 08/15/20	500,000	722,735
United States Treasury Bonds 8.88% due 08/15/17	400,000	566,844
United States Treasury Bonds 9.25% due 02/15/16	200,000	285,492
United States Treasury Notes 1.63% due 02/28/06	700,000	690,512
United States Treasury Notes 2.25% due 02/15/07	2,000	1,966
United States Treasury Notes 2.50% due 10/31/06	7,000	6,935
United States Treasury Notes 2.75% due 06/30/06	5,000	4,987
United States Treasury Notes 3.25% due 08/15/07	250,000	250,371
United States Treasury Notes 3.38% due 11/15/08	150,000	149,596
United States Treasury Notes 3.38% due 12/15/08	500,000	498,418
United States Treasury Notes 3.38% due 10/15/09	9,000	8,911
United States Treasury Notes 4.25% due 11/15/14	11,000	11,029
United States Treasury Notes 4.38% due 05/15/07	400,000	411,109
United States Treasury Notes 5.00% due 08/15/11	5,000	5,323
United States Treasury Notes 5.75% due 11/15/05 (12)	210,000	215,381
United States Treasury Notes 5.88% due 11/15/05	700,000	718,621
United States Treasury Notes 6.25% due 02/15/07	300,000	319,313
United States Treasury Notes 6.50% due 10/15/06 (12)	900,000	953,930
United States Treasury Notes 6.50% due 02/15/10	380,000	430,216
United States Treasury Notes 7.00% due 07/15/06	600,000	636,140
		9,537,455

UTILITIES — 0.9%

Electric Utilities — 0.7%
AEP Texas North Co., Series B 5.50% due 03/01/13	40,000	41,549
AES Corp. 7.75% due 03/01/14	50,000	54,250
Alabama Power Co., Series Y 2.80% due 12/01/06	22,000	21,728
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	35,000	36,273
Arizona Public Service Co. 5.80% due 06/30/14	80,000	85,429
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	70,000	73,247
Duke Energy Corp. 4.20% due 10/01/08	80,000	80,610
Edison Mission Energy 9.88% due 04/15/11	25,000	29,625
FPL Group Capital, Inc. 3.25% due 04/11/06	4,000	4,002
NSTAR 8.00% due 02/15/10	40,000	46,734
Pepco Holdings, Inc. 5.50% due 08/15/07	80,000	83,193
Pnpp II Funding Corp. 9.12% due 05/30/16	13,000	15,293
Progress Energy, Inc. 7.10% due 03/01/11	100,000	112,424
PSE&G Power, LLC 3.75% due 04/01/09	35,000	34,463
PSE&G Power, LLC 6.88% due 04/15/06	40,000	41,699
Southern California Edison Co. 6.38% due 01/15/06	70,000	72,197
Texas-New Mexico Power Co. 6.25% due 01/15/09	30,000	31,676
TXU Corp. 4.80% due 11/15/09*	70,000	70,125
TXU Corp. 6.50% due 11/15/24*	80,000	80,134
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	18,000	18,530

Gas & Pipeline Utilities — 0.1%
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05	20,000	20,378
El Paso Production Holding Co. 7.75% due 06/01/13	20,000	20,950
Energen Corp., Series MTN 7.63% due 12/15/10	60,000	68,561
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	50,000	42,437
Williams Cos., Inc. 7.88% due 09/01/21	25,000	27,875

Telephone — 0.1%
Ameritech Capital Funding Co. 6.45% due 01/15/18	19,000	20,655
GTE Corp. 7.90% due 02/01/27	24,000	26,256
New York Telephone Co. 7.00% due 06/15/13	25,000	27,617
Verizon New York, Inc., Series B 7.38% due 04/01/32	4,000	4,588
Verizon Pennsylvania, Inc. 8.75% due 08/15/31	16,000	21,221
Verizon Virginia, Inc. 8.38% due 10/01/29	17,000	21,583
		1,335,302

TOTAL BONDS & NOTES (cost $29,276,344)		29,953,829

Foreign Bonds & Notes — 2.0%

CONSUMER DISCRETIONARY — 0.0%

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14*	25,000	25,625

CONSUMER STAPLES — 0.0%

Food, Beverage & Tobacco — 0.0%
Companhia Brasileira de Bebidas 10.50% due 12/15/11	50,000	62,750

ENERGY — 0.1%

Energy Sources — 0.1%
Calpine Canada Energy Finance ULC 8.50% due 05/01/08	50,000	41,000
Husky Oil, Ltd. 7.55% due 11/15/16	50,000	58,806
		99,806

FINANCE — 0.4%

Banks — 0.3%
European Investment Bank 4.00% due 03/15/05		17,000	17,069
HBOS, PLC 3.50% due 11/30/07*		30,000	29,896
HBOS, PLC 6.00% due 11/01/33*		70,000	72,908
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		100,000	117,549
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09		40,000	43,500
Scotland International Finance BV 7.70% due 08/15/10*		110,000	127,341

Financial Services — 0.1%
Credit National Interfinance BV 7.00% due 11/14/05		50,000	51,480
UFJ Finance Aruba AEC 6.75% due 07/15/13		100,000	111,437

Insurance — 0.0%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		20,000	20,400
XL Capital Finance, PLC 6.50% due 01/15/12		65,000	71,145
			662,725

FOREIGN GOVERNMENT BONDS — 0.5%

Foreign Government — 0.5%
Province of Quebec/Canada 7.50% due 09/15/29		24,000	31,206
Republic of Brazil 8.00% due 04/15/14		27,853	28,497
Republic of Brazil 11.00% due 08/17/40		40,000	47,460
Republic of Ecuador 10.00% due 08/15/30(3)		18,000	15,525
Republic of Italy 3.75% due 12/14/07		19,000	19,044
Republic of Panama 7.25% due 03/15/15		5,000	5,200
Republic of Trinidad & Tobago 9.75% due 07/01/20		5,000	6,792
Republic of Trinidad & Tobago 9.75% due 07/01/20*		5,000	6,762
Republic of Turkey 9.00% due 06/30/11		20,000	22,850
Republic of Uruguay 17.75% due 02/04/06(6)	UYU	2,200,000	92,691
Republic of Venezuela 8.50% due 10/08/14		10,000	10,600
Republic of Venezuela 9.25% due 09/15/27		25,000	26,375
Russian Federation 7.50% due 03/31/30(3)		50,000	51,720
Russian Federation 7.50% due 03/31/30*(3)		152,000	156,560
Russian Ministry of Finance, Series V 3.00% due 05/14/08		25,000	23,240
United Mexican States 8.38% due 01/14/11		170,000	199,665
United Mexican States, Series MTNA 6.75% due 09/27/34		11,000	10,862
United Mexican States, Series MTNA 7.50% due 04/08/33		14,000	15,120
			770,169

INDUSTRIAL & COMMERCIAL — 0.2%

Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*		96,071	102,766

Business Services — 0.0%
PSA Corp., Ltd. 7.13% due 08/01/05*		60,000	61,286

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*		9,000	9,611

Multi-Industry — 0.1%
Bombardier, Inc. 6.30% due 05/01/14*		24,000	20,820
Tyco International Group SA 6.13% due 01/15/09		5,000	5,395
Tyco International Group SA 6.38% due 02/15/06		50,000	51,666
Tyco International Group SA 6.38% due 10/15/11		40,000	44,162
Tyco International Group SA 6.75% due 02/15/11		20,000	22,416
			318,122

INFORMATION & ENTERTAINMENT — 0.1%

Broadcasting & Media — 0.1%
Rogers Cable, Inc. 6.25% due 06/15/13		55,000	55,137
Telenet Group Holding NV 11.50% due 06/15/14*(3)		80,000	60,800
			115,937

INFORMATION TECHNOLOGY — 0.4%

Telecommunications — 0.4%
France Telecom SA 8.75% due 03/01/11		130,000	155,077
France Telecom SA 9.25% due 03/02/30		25,000	33,890
Koninklijke (Royal) KPN NV 7.50% due 10/01/05		15,000	15,480
Koninklijke (Royal) KPN NV 8.38% due 10/01/30		25,000	32,437
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*		20,000	22,095
Telecom Italia Capital SA 4.00% due 01/15/10*		25,000	24,512
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06		130,000	134,820
Telefonica Europe BV 7.75% due 09/15/10		60,000	70,361
TELUS Corp. 7.50% due 06/01/07		19,000	20,643
TELUS Corp. 8.00% due 06/01/11		22,000	26,072
			535,387

MATERIALS — 0.1%

Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11		65,000	76,568

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	10,000	10,837
Consumers International, Inc. 10.25% due 04/01/05†(5)(6)(8)(9)	10,000	1

Metals & Minerals — 0.1%
Alcan, Inc. 6.45% due 03/15/11	30,000	33,354
Inco, Ltd. 7.20% due 09/15/32	50,000	58,275
Noranda, Inc. 6.00% due 10/15/15	39,000	40,834
		219,869

UTILITIES — 0.2%

Telephone — 0.2%
British Telecommunications, PLC 7.13% due 12/15/05	4,000	4,172
Deutsche Telekom International Finance BV 3.88% due 07/22/08	20,000	19,965
Deutsche Telekom International Finance BV 8.00% due 06/15/10	90,000	107,224
Deutsche Telekom International Finance BV 8.25% due 06/15/30	77,000	101,675
		233,036

TOTAL FOREIGN BONDS & NOTES (cost $2,871,136)		3,043,426

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $121,423,889)		148,747,227

Short-Term Investment Securities — 0.3%

CORPORATE SHORT-TERM NOTES — 0.3%
Prudential Funding Corp. 2.10% due 01/03/05 (cost $399,953)(12)	400,000	399,953

Repurchase Agreements — 2.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $437,033 and collateralized by $385,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate value of $450,860	437,000	437,000
State Street Bank & Trust Co. Joint Repurchase Agreement (10)(12)	2,527,000	2,527,000
UBS Warburg, LLC Joint Repurchase Agreement (10)(12)(13)	1,590,000	1,590,000

TOTAL REPURCHASE AGREEMENTS (cost $4,554,000)		4,554,000

TOTAL INVESTMENTS —
(cost $126,377,842)@	99.8%	153,701,180
Other assets less liabilities—	0.2	339,614

NET ASSETS—	100.0%	$154,040,794

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933.  The Portfolio has no rights to demand registration of these securities. These seurities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the aggregate value of these securities was $4,928,517 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Commercial Mortgage-Backed Security
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Variable rate security - the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(5)	Bond in default
(6)	Fair valued security; see Note 1
(7)	Collateralized Mortgage Obligation
(8)	Illiquid security
(9)	Company has filed Chapter 11 bankruptcy.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	The security or a portion thereof represents collateral for open futures contracts.
(13)	The security or a portion thereof represents collateral for TBAs.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
ADR-	American Depository Receipt
GDR-	Global Depository Receipt
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
UYU-	Uruguay Peso

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)
2 Short	5 YR Interest Rate Swap (14)	March 2005	$217,695	$216,812	$883
1 Short	10 YR Interest Rate Swap (14)	March 2005	110,769	110,281	488
9 Short	US Treasury 5YR Note	March 2005	989,331	985,781	3,550
6 Long	US Treasury 10YR Note	March 2005	673,618	671,625	(1,993)
2 Long	US Treasury Bond	March 2005	226,446	225,000	(1,446)
					$1,482

(14) During the fiscal year, Wellington Management Company, LLP, the Portfolio’s subadviser, purchased futures contracts on interest rate swaps. The Portfolio has an investment restriction that states the Portfolio may not invest in futures contracts on interest rate swaps. Subsequent to December 31, 2004 Wellington Management Company, LLP executed trades to close any open futures contracts on interest rate swaps.

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	50,904	THB	2,000,000	01/12/05	$584
*	USD	42,707	COP	106,000,000	01/13/05	2,317
*	USD	583,861	JPY	60,758,000	01/13/05	9,616
*	USD	69,011	MXN	780,000	01/24/05	667
*	USD	3,278,841	EUR	2,473,000	01/27/05	83,191
*	USD	59,574	CZK	1,390,000	02/01/05	2,667
*	USD	59,345	PLN	190,000	02/01/05	3,853
	USD	27,657	ILS	120,000	02/03/05	85
	USD	28,230	SKK	830,000	02/03/05	862
	USD	26,896	HUF	5,000,000	02/16/05	518
*	USD	67,145	SGD	110,000	02/23/05	348
*	USD	64,610	KRW	67,900,000	02/24/05	906
*	USD	78,283	RUB	2,200,000	03/21/05	1,602
*	USD	55,817	TRL	8,300,000,000	04/19/05	3,083
	USD	66,905	ARS	200,000	05/18/05	142
*	USD	57,303	BRL	170,000	07/06/05	2,320
*	USD	76,074	INR	3,400,000	07/29/05	1,420
*	USD	85,099	CLP	49,500,000	11/10/05	3,773
*	USD	72,923	TWD	2,300,000	11/21/05	934
						118,888

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	BRL	60,000	USD	20,040	07/06/05	$(1,003)
*	CLP	39,800,000	USD	67,364	11/10/05	(4,092)
*	COP	60,000,000	USD	24,520	01/13/05	(966)
*	CZK	700,000	USD	30,128	02/01/05	(1,216)
*	EUR	2,473,000	USD	2,307,556	01/27/05	(154,477)
*	INR	1,650,000	USD	37,122	07/29/05	(485)
*	JPY	60,758,000	USD	583,859	01/13/05	(9,618)
*	KRW	50,000,000	USD	47,030	02/24/05	(1,215)
*	MXN	380,000	USD	33,473	01/24/05	(472)
*	PLN	90,000	USD	28,376	02/01/05	(1,560)
*	RUB	800,000	USD	28,566	03/21/05	(483)
*	SGD	40,000	USD	24,160	02/23/05	(382)
*	THB	1,300,000	USD	32,870	01/12/05	(597)
*	TRL	6,229,300,000	USD	40,836	04/19/05	(3,370)
*	TWD	1,150,000	USD	36,067	11/21/05	(862)
	USD	21,552	IDR	200,000,000	03/15/05	(76)
	USD	33,870	PHP	2,000,000	12/22/05	(8)
						(180,882)
	Net Unrealized Depreciation					$(61,994)

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CLP - Chilean Peso	PHP - Philippine Peso
COP - Colombian Peso	PLN - Polish Zloty
CZK - Czech Koruna	RUB - New Russian Ruble
EUR - Euro	SGD - Singapore Dollar
HUF - Hungarian Forint	SKK - Slovakian Koruna
IDR - Indonesian Rupiah	THB - Thailand Baht
ILS - Israeli Shekel	TRL - Turkish Lira
INR - Indian Rupee	TWD - New Taiwan Dollar
JPY - Japanese Yen	USD - United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 57.0%	Shares/ Principal Amount (11)	Value (Note 1)

CONSUMER DISCRETIONARY — 4.7%

Apparel & Textiles — 1.7%
Fossil, Inc.†	34,400	$882,016
Nike, Inc., Class B	42,715	3,873,823

Automotive — 0.5%
Advanced Auto Parts, Inc.†	31,120	1,359,322

Retail — 2.5%
AnnTaylor Stores Corp.†	14,000	301,420
Bed Bath & Beyond, Inc.†	8,000	318,640
Blue Nile, Inc.†	8,300	229,246
Guitar Center, Inc.†	12,000	632,280
HNI Corp.	20,700	891,135
Home Depot, Inc.	9,500	406,030
J.C. Penney Co., Inc.	10,255	424,557
Kohl’s Corp.†	47,105	2,316,153
Limited Brands	11,000	253,220
Target Corp.	7,000	363,510
Wal-Mart Stores, Inc.	12,000	633,840
		12,885,192

CONSUMER STAPLES — 1.0%

Food, Beverage & Tobacco — 0.7%
Altria Group, Inc.	8,400	513,240
Coca-Cola Co.	11,000	457,930
Diageo, PLC Sponsored ADR	7,000	405,160
PepsiCo, Inc.	6,500	339,300
SunOpta, Inc.†	41,300	296,534

Household & Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	6,600	302,082
Procter & Gamble Co.	8,200	451,656
		2,765,902

ENERGY — 4.0%

Energy Services — 2.4%
Atwood Oceanics, Inc.†	12,000	625,200
BJ Services Co.	20,905	972,919
Hornbeck Offshore Services, Inc.†	75,800	1,462,940
Patterson-UTI Energy, Inc.	50,900	990,005
Suncor Energy, Inc.	34,555	1,223,247
Tidewater, Inc.	14,400	512,784
Todco, Class A†	44,000	810,480

Energy Sources — 1.6%
ChevronTexaco Corp.	6,000	315,060
Exxon Mobil Corp.	19,300	989,318
Global Industries, Ltd.†	155,000	1,284,950
Murphy Oil Corp.	19,265	1,549,869
Transocean, Inc.†	8,000	339,120
		11,075,892

FINANCE — 11.6%

Banks — 4.4%
Bank of America Corp.	101,890	4,787,811
Comerica, Inc.	6,500	396,630
Franklin Bank Corp.†	41,300	753,725
J.P. Morgan Chase & Co.	6,600	257,466
North Fork Bancorp., Inc.	12,000	346,200
Signature Bank†	55,000	1,779,800
U.S. Bancorp	17,000	532,440
Wells Fargo & Co.	52,625	3,270,644

Financial Services — 3.8%
American Express Co.	10,800	608,796
Capital One Financial Corp.	7,500	631,575
Citigroup, Inc.	17,833	859,194
Goldman Sachs Group, Inc.	28,900	3,006,756
MarketAxess Holdings, Inc.†	36,200	615,762
Merrill Lynch & Co., Inc.	10,000	597,700
Morgan Stanley	5,100	283,152
Nelnet, Inc., Class A†	43,400	1,168,762
Piper Jaffray Cos.†	41,300	1,980,335
SLM Corp.	17,230	919,910

Insurance — 3.4%
Aetna, Inc.	34,215	4,268,321
Allstate Corp.	37,035	1,915,450
Berkshire Hathaway, Inc., Class B†	1,066	3,129,776
		32,110,205

HEALTHCARE — 10.3%

Drugs — 5.1%
Abbott Laboratories	8,000	373,200
Amgen, Inc.†	6,000	384,900
BioMarin Pharmaceutical, Inc.†	14,400	92,016
Cephalon, Inc.†	13,700	697,056
Critical Therapeutics, Inc.†	42,000	336,000
Cypress Biosciences, Inc.†	34,600	486,476
Forest Laboratories, Inc.†	12,780	573,311
Genentech, Inc.†	94,940	5,168,533
Integra LifeSciences Holdings Corp.†	57,100	2,108,703
Invitrogen Corp.†	14,785	992,517
Medicines Co.†	34,600	996,480
Merck & Co., Inc.	9,000	289,260
Onyx Pharmaceuticals, Inc.†	9,600	310,944
Par Pharmaceutical Cos., Inc.†	14,400	595,872
Pfizer, Inc.	22,000	591,580

Health Services — 3.6%
Cerner Corp.†	4,500	239,265
First Health Group Corp.†	15,000	280,650
Pacificare Health Systems, Inc.†	6,000	339,120
Pediatrix Medical Group, Inc.†	3,500	224,175
United Surgical Partners International, Inc.†	5,000	208,500
UnitedHealth Group, Inc.(12)	92,820	8,170,945
Wellpoint, Inc.†	4,400	506,000

Medical Products — 1.6%
Advanced Neuromodulation Systems, Inc.†	31,500	1,242,990
Becton Dickinson & Co.	9,000	511,200
Encore Medical Corp.†	34,600	234,934
Idaho Biomedical Corp.†	14,400	214,416
Johnson & Johnson	10,800	684,936
LCA-Vision, Inc.	33,000	771,870
Medtronic, Inc.	6,000	298,020
St. Jude Medical, Inc.†	8,000	335,440
Vnus Medical Technologies†	6,000	81,120
		28,340,429

INDUSTRIAL & COMMERCIAL — 6.5%

Aerospace & Military Technology — 1.7%
Alliant Techsystems, Inc.†	17,100	1,117,998
General Dynamics Corp.	5,000	523,000
Lockheed Martin Corp.	17,425	967,959
Northrop Grumman Corp.	23,505	1,277,732
United Technologies Corp.	8,300	857,805

Business Services — 0.1%
Niku Corp.†	10,000	201,600
Xerox Corp.†	11,000	187,110

Electrical Equipment — 1.5%
AMETEK, Inc.	56,500	2,015,355
Roper Industries, Inc.	33,900	2,060,103

Machinery — 1.4%
Dover Corp.	12,000	503,280
IDEX Corp.	49,100	1,988,550
Nordson Corp.	32,800	1,314,296

Multi-Industry — 1.2%
3M Co.	9,320	764,892
General Electric Co.	37,900	1,383,350
ITT Industries, Inc.	4,000	337,800
Tyco International, Ltd.	20,000	714,800

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	20,700	1,149,264
United Parcel Service, Inc., Class B	6,900	589,674
		17,954,568

INFORMATION & ENTERTAINMENT — 1.6%

Broadcasting & Media — 0.7%
Comcast Corp., Class A†	14,000	465,920
Time Warner, Inc.†	30,000	583,200
Valassis Communications, Inc.†	14,400	504,144
Viacom, Inc., Class B	10,000	363,900

Leisure & Tourism — 0.9%
Applebee’s International, Inc.	41,250	1,091,062
Carnival Corp.	9,900	570,537
McDonald’s Corp.	11,000	352,660
Outback Steakhouse, Inc.	7,365	337,170
Texas Roadhouse, Inc., Class A†	3,600	106,380
		4,374,973

INFORMATION TECHNOLOGY — 16.7%

Communication Equipment — 0.1%
QUALCOMM, Inc.	9,000	381,600

Computer Services — 0.6%
Keane, Inc.†	34,600	508,620
Symantec Corp.†	48,625	1,252,580

Computer Software — 3.9%
BMC Software, Inc.†	30,000	558,000
Cognos, Inc.†	44,600	1,965,076
Electronic Arts, Inc.†	78,260	4,827,077
Lawson Software, Inc.†	131,900	906,153
McAfee, Inc.†	22,700	656,711
Microsoft Corp.	39,000	1,041,690

Oracle Corp.†	25,000	343,000
Parametric Technology Corp.†	103,400	609,026

Computers & Business Equipment — 2.6%
Apple Computer, Inc.†	90,775	5,845,910
Dell, Inc.†	10,000	421,400
International Business Machines Corp.	7,900	778,782

Electronics — 3.0%
Applied Materials, Inc.†	33,000	564,300
Energizer Holdings, Inc.†	31,545	1,567,471
Intel Corp.	16,740	391,549
L-3 Communications Holdings, Inc.	7,000	512,680
Lam Research Corp.†	83,100	2,402,421
PMC-Sierra, Inc.†	35,000	393,750
Texas Instruments, Inc.	87,700	2,159,174
Vitesse Semiconductor Corp.†	50,000	176,500

Internet Content — 4.1%
Amazon.com, Inc.†	34,145	1,512,282
CNET Networks, Inc.†	68,800	772,624
eBay, Inc.†	38,665	4,495,966
SupportSoft, Inc.†	73,700	490,842
Yahoo!, Inc.†	105,700	3,982,776

Telecommunications — 2.4%
Alvarion, Ltd.†	68,800	913,664
Cisco Systems, Inc.†	20,700	399,510
JAMDAT Mobile, Inc.†	200	4,130
Motorola, Inc.	19,400	333,680
Nextel Communications, Inc., Class A†	110,635	3,319,050
Nokia Oyj Sponsored ADR	30,000	470,100
Tekelec†	33,800	690,872
Verizon Communications, Inc.	15,000	607,650
		46,256,616

MATERIALS — 0.6%

Chemicals — 0.3%
Dow Chemical Co.	11,000	544,610
du Pont (E.I.) de Nemours and Co.	7,000	343,350

Metals & Minerals — 0.3%
Worthington Industries, Inc.	34,600	677,468
		1,565,428

TOTAL COMMON STOCK (cost $124,942,258)		157,329,205

Asset-Backed Securities — 4.8%

FINANCE — 4.8%

Banks — 0.2%
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(1)	$700,000	752,596

Financial Services — 4.6%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*	83,333	83,985
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 01/19/05*	330,000	327,038
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(1)	75,000	80,701
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.82% due 01/03/05(7)	286,991	288,079
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44% due 06/16/30(1)	320,000	345,002
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	485,000	480,624
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	430,000	427,730
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	485,000	480,196

Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	485,000	472,198
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	300,000	297,188
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(1)	80,001	84,787
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08	150,000	149,719
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	485,000	481,447
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 01/14/05	645,000	641,549
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	450,000	437,016
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	145,000	143,396
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/03/05(1)	450,000	450,535
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 01/10/05(1)	210,000	229,753
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(1)	280,737	298,126
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(1)	300,000	322,337
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(1)	500,000	559,730
Morgan Stanley Dean Witter Capital I, Series 1998-HF2 A2 6.48% due 11/15/30(1)	100,000	107,644
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(1)	217,200	241,260
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	485,000	475,441
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(1)	700,000	757,162
Onyx Acceptance Owner Trust, Series 2004-C A3 2.94% due 01/14/05	435,000	431,851
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	233,323
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	218,000	231,939
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	450,000	445,900
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16	197,000	193,692
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	485,000	475,966
Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB A2 4.59% due 01/25/35(7)	900,000	903,059
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	485,000	482,731
World Omni Auto Receivables Trust, Series 2003-B A4 2.87% due 11/15/10	185,000	181,937
World Omni Auto Receivables Trust, Series 2004-A A4 3.96% due 07/12/11	400,000	402,100

TOTAL ASSET-BACKED SECURITIES (cost $13,411,102)		13,397,737

Bonds & Notes — 31.0%

CONSUMER DISCRETIONARY — 0.6%

Automotive — 0.3%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	350,000	379,615
Dana Corp. 5.85% due 01/15/15*	19,000	18,810
Delphi Corp. 6.50% due 08/15/13	56,000	55,379
Ford Motor Co. 7.45% due 07/16/31	410,000	412,353
General Motors Corp. 8.80% due 03/01/21	45,000	48,695

Housing & Household Durables — 0.2%
Centex Corp. 7.50% due 01/15/12	20,000	23,055
Centex Corp. 7.88% due 02/01/11	220,000	256,982
Lennar Corp. 7.63% due 03/01/09	60,000	67,375
Pulte Homes, Inc. 8.13% due 03/01/11	145,000	172,426

Retail — 0.1%
May Department Stores Co. 3.95% due 07/15/07	30,000	30,051
May Department Stores Co. 6.65% due 07/15/24	33,000	34,723
Real Mex Restaurants, Inc. 10.00% due 04/01/10*	5,000	5,213
Safeway, Inc. 6.50% due 03/01/11	18,000	19,713
Staples, Inc. 7.38% due 10/01/12	125,000	145,449
Wal-Mart Stores, Inc. 6.88% due 08/10/09	37,000	41,547
		1,711,386

CONSUMER STAPLES — 0.5%

Food, Beverage & Tobacco — 0.5%
Altria Group, Inc. 7.00% due 11/04/13	150,000	162,532
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	26,000	34,667
ConAgra Foods, Inc. 6.75% due 09/15/11	190,000	213,764
Kraft Foods, Inc. 4.13% due 11/12/09	290,000	288,413
Kraft Foods, Inc. 5.63% due 11/01/11	70,000	74,126
Kraft Foods, Inc. 6.25% due 06/01/12	150,000	164,665
Pepsico, Inc. 3.20% due 05/15/07	33,000	32,841

Philip Morris Cos., Inc. 6.38% due 02/01/06	100,000	102,502
Tyson Foods, Inc. 8.25% due 10/01/11	210,000	249,365

Household & Personal Products — 0.0%
Maytag Corp., Series MTN 5.00% due 05/15/15	33,000	30,672
Revlon Consumer Products Corp. 8.63% due 02/01/08	5,000	4,462
		1,358,009

EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	130,000	163,150

ENERGY — 0.6%

Energy Services — 0.5%
Enterprise Products Operating LP 4.63% due 10/15/09*	240,000	239,624
Enterprise Products Operating LP 6.65% due 10/15/34*	144,000	148,935
Halliburton Co. 5.50% due 10/15/10	170,000	179,057
Halliburton Co. 8.75% due 02/15/21	100,000	131,354
Motiva Enterprises, LLC 5.20% due 09/15/12*	205,000	211,116
PacifiCorp, Series MBIA 6.38% due 05/15/08	150,000	161,824
Premcor Refining Group, Inc. 6.13% due 05/01/11	150,000	157,125
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	100,000	117,223

Energy Sources — 0.1%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	220,000	288,039
Chesapeake Energy Corp. 6.88% due 01/15/16	10,000	10,475
Chesapeake Energy Corp. 7.75% due 01/15/15	25,000	27,187
ConocoPhillips 7.00% due 03/30/29	51,000	60,400
Energy Corp. of America, Series A 9.50% due 05/15/07	41,000	39,155
Pemex Project Funding Master Trust 8.63% due 02/01/22	22,000	25,597
		1,797,111

FINANCE — 6.0%

Banks — 1.3%
American Express Centurion Bank 2.57% due 11/16/09(2)(6)	22,000	22,000
Bank of America Corp. 7.40% due 01/15/11	640,000	741,362
BankBoston Capital Trust IV 3.04% due 06/08/28(2)	31,000	29,893
BB&T Corp. 4.75% due 10/01/12	295,000	296,497
Credit Suisse First Boston 6.50% due 05/01/08*	22,000	23,747
First Maryland Capital II 3.01% due 02/01/27(2)	28,000	27,142
HSBC Bank USA 5.88% due 11/01/34	38,000	38,479
Huntington National Bank 4.65% due 06/30/09	260,000	264,965
Huntington National Bank 8.00% due 04/01/10	40,000	46,488
Key Bank NA 4.10% due 06/30/05	33,000	33,232
Key Bank NA 5.80% due 07/01/14	40,000	42,364
Key Bank NA 7.00% due 02/01/11	13,000	14,612
MBNA America Bank NA 5.38% due 01/15/08	420,000	438,664
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	300,000	315,120
National City Bank (OH) 3.38% due 10/15/07	37,000	36,798
National City Corp. 7.20% due 05/15/05	170,000	172,605
NCNB Corp. 9.38% due 09/15/09	48,000	58,415
Popular North America, Inc., Series MTNE 3.88% due 10/01/08	220,000	219,720
Popular North America, Inc., Series MTNE 6.13% due 10/15/06	58,000	60,447
Rabobank Capital Funding III Trust 5.25% due 12/31/16*(4)	32,000	31,826
Summit Capital Trust I, Series B 8.40% due 03/15/27	44,000	48,629
U.S. Bancorp 7.50% due 06/01/26	195,000	243,011
US Bank NA 3.70% due 08/01/07	30,000	30,055
US Bank NA 3.90% due 08/15/08	4,000	4,011
Washington Mutual Bank FA 5.50% due 01/15/13	33,000	34,079
Wells Fargo & Co. 4.20% due 01/15/10	18,000	18,073

Wells Fargo & Co. 5.13% due 09/01/12	22,000	22,751
Wells Fargo & Co. 6.38% due 08/01/11	230,000	254,644

Financial Services — 3.1%
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	185,000	193,325
Boeing Capital Corp. 6.50% due 02/15/12	270,000	302,530
CIT Group, Inc. 4.13% due 11/03/09	34,000	33,848
Citigroup, Inc. 5.00% due 09/15/14*	789,000	792,806
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*	80,000	86,400
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	54,000	55,686
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	44,000	43,455
Downey Financial Corp. 6.50% due 07/01/14	262,000	272,718
Duke Capital, LLC 8.00% due 10/01/19	36,000	43,932
ERAC USA Finance Co. 8.00% due 01/15/11*	140,000	164,806
Farmers Exchange Capital 7.05% due 07/15/28*	370,000	378,985
Ford Motor Credit Co. 5.70% due 01/15/10	253,000	255,303
Ford Motor Credit Co. 6.88% due 02/01/06	36,000	37,087
Ford Motor Credit Co. 7.00% due 10/01/13	18,000	19,083
Ford Motor Credit Co. 7.38% due 10/28/09	30,000	32,360
Ford Motor Credit Co. 7.38% due 02/01/11	560,000	603,541
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	35,000	34,536
General Electric Capital Corp., Series MTNA 4.38% due 11/21/11	36,000	35,786
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	36,000	37,395
General Electric Capital Corp., Series MTNA 5.88% due 02/15/12	54,000	58,429
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	310,000	337,911
General Motors Acceptance Corp. 6.75% due 12/01/14	230,000	230,314
General Motors Acceptance Corp. 6.88% due 09/15/11	541,000	554,413
General Motors Corp. 8.38% due 07/15/33	685,000	709,717
Goldman Sachs Group, Inc. 6.60% due 01/15/12	250,000	279,010
Household Finance Corp. 4.13% due 11/16/09	36,000	35,806
Household Finance Corp. 6.38% due 10/15/11	575,000	635,028
IPCS Escrow Co. 11.50% due 05/01/12*	75,000	85,125
JP Morgan Chase & Co. 5.13% due 09/15/14	735,000	739,822
JP Morgan Chase & Co. 5.25% due 05/30/07	37,000	38,465
JP Morgan Chase & Co. 6.63% due 03/15/12	33,000	36,937
JP Morgan Chase Capital XIII 3.50% due 09/30/34(2)	26,000	25,857
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12	19,000	21,246
Morgan Stanley 4.00% due 01/15/10	2,000	1,977
Morgan Stanley 4.75% due 04/01/14	200,000	194,882
Morgan Stanley 6.75% due 04/15/11	210,000	235,544
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	168,887	180,292
PNC Funding Corp. 5.75% due 08/01/06	32,000	33,185
Pricoa Global Funding I 4.35% due 06/15/08*	2,000	2,030
Private Export Funding Corp. 6.62% due 10/01/05	220,000	226,031
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	160,000	160,767
PX Escrow Corp. 9.63% due 02/01/06(3)	25,000	24,375
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	37,000	38,150
SB Treasury Co., LLC 9.40% due 06/30/08*(4)	250,000	288,018
TIAA Global Markets, Inc. 4.13% due 11/15/07*	27,000	27,344
Washington Mutual Capital I 8.38% due 06/01/27	40,000	44,353
Washington Mutual, Inc. 4.38% due 01/15/08	18,000	18,281

Insurance — 1.6%
AAG Holding Co., Inc. 6.88% due 06/01/08	130,000	136,950
ACE Capital Trust II 9.70% due 04/01/30	240,000	318,907
ACE INA Holdings, Inc. 8.30% due 08/15/06	100,000	106,904
Allstate Corp. 7.20% due 12/01/09	33,000	37,398
Allstate Financing II 7.83% due 12/01/45	44,000	47,484
American Financial Group, Inc. 7.13% due 04/15/09	185,000	204,011
Amerus Life Holdings, Inc. 6.95% due 06/15/05	190,000	192,641
Assurant, Inc. 5.63% due 02/15/14	14,000	14,458
Assurant, Inc. 6.75% due 02/15/34	19,000	20,582
Equitable Cos., Inc. 7.00% due 04/01/28	110,000	126,872
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	75,000	75,205
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05	50,000	50,470
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	180,000	213,304
Fidelity National Financial, Inc. 7.30% due 08/15/11	47,000	51,570

Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	270,000	315,054
Jackson National Life Insurance Co. 8.15% due 03/15/27*	40,000	49,758
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	220,000	230,336
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	340,000	332,202
Metropolitan Life Global Funding I 4.75% due 06/20/07*	47,000	48,221
MONY Group, Inc. 7.45% due 12/15/05	135,000	139,863
Ohio Casualty Corp. 7.30% due 06/15/14	28,000	30,134
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	270,000	263,517
ReliaStar Financial Corp. 8.00% due 10/30/06	170,000	183,817
Selective Insurance Group, Inc. 7.25% due 11/15/34*	19,000	19,302
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	200,000	208,077
Torchmark Corp. 6.25% due 12/15/06	130,000	136,628
Travelers Property Casualty Corp. 6.38% due 03/15/33	110,000	112,983
Unitrin, Inc. 4.88% due 11/01/10	195,000	193,701
W.R. Berkley Capital Trust 8.20% due 12/15/45	210,000	222,266
XL Capital, Ltd. 5.25% due 09/15/14	205,000	205,441
XL Capital, Ltd. 6.38% due 11/15/24	47,000	49,473
		16,594,049

HEALTHCARE — 0.8%

Drugs — 0.3%
Merck & Co., Inc. 2.50% due 03/30/07	22,000	21,476
Merck & Co., Inc. 5.95% due 12/01/28	18,000	18,630
Pfizer, Inc. 2.50% due 03/15/07	37,000	36,243
Schering-Plough Corp. 6.50% due 12/01/33	276,000	310,673
Wyeth 6.95% due 03/15/11	357,000	401,968

Health Services — 0.4%
Anthem, Inc. 6.80% due 08/01/12	240,000	271,698
Cardinal Health, Inc. 6.75% due 02/15/11	85,000	93,504
Community Health Systems, Inc. 6.50% due 12/15/12*	15,000	15,112
HCA, Inc. 6.95% due 05/01/12	25,000	26,323
Humana, Inc. 7.25% due 08/01/06	310,000	326,361
Radiologix, Inc., Series B 10.50% due 12/15/08	20,000	22,000
Tenet Healthcare Corp. 6.50% due 06/01/12	25,000	23,125
UnitedHealth Group, Inc. 7.50% due 11/15/05	260,000	268,346
WellPoint Health Networks, Inc. 6.38% due 01/15/12	95,000	104,645

Medical Products — 0.1%
Allegiance Corp. 7.00% due 10/15/26	258,000	278,563
MEDIQ/PRN Life Support Services, Inc. 11.00% due 06/01/08†(6)(8)	15,000	0
		2,218,667

INDUSTRIAL & COMMERCIAL — 0.5%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.50% due 04/15/08	130,000	143,918

Business Services — 0.3%
Allied Waste North America, Inc., Series B 5.75% due 02/15/11	30,000	28,200
Convergys Corp. 4.88% due 12/15/09	36,000	35,836
Erac USA Finance Co. 8.25% due 05/01/05*	40,000	40,659
Hertz Corp. 4.70% due 10/02/06	4,000	4,044
Hertz Corp. 6.90% due 08/15/14	10,000	10,310
Hertz Corp. 7.63% due 06/01/12	22,000	24,094
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	400,000	414,116
Monsanto Co. 7.38% due 08/15/12	280,000	327,398
PHH Corp. 6.00% due 03/01/08	36,000	37,963
Rent-Way, Inc. 11.88% due 06/15/10	25,000	28,156
Xerox Corp. 6.88% due 08/15/11	15,000	15,975

Machinery — 0.0%
Manitowoc Co., Inc. 10.50% due 08/01/12	5,000	5,750

Multi-Industry — 0.0%
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	30,000	30,481

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	26,000	33,839
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	128,437	144,424
		1,325,163

INFORMATION & ENTERTAINMENT — 1.8%

Broadcasting & Media — 0.9%
AOL Time Warner, Inc. 6.88% due 05/01/12	210,000	239,160
AOL Time Warner, Inc. 7.63% due 04/15/31	360,000	435,514
Cablevision Systems Corp. 8.00% due 04/15/12*	80,000	85,400
Chancellor Media Corp. 8.00% due 11/01/08	220,000	247,013
Charter Communications Holdings, LLC 11.13% due 01/15/11	80,000	72,400
Comcast Cable Communications, Inc. 8.50% due 05/01/27	35,000	46,452
Cox Communications, Inc. 5.45% due 12/15/14*	280,000	279,989
Cox Communications, Inc. 7.13% due 10/01/12	18,000	20,176
Cox Communications, Inc. 7.75% due 08/15/06	20,000	21,274
Cox Communications, Inc. 7.75% due 11/01/10	286,000	327,611
Cox Enterprises, Inc. 8.00% due 02/15/07*	19,000	20,436
Interpublic Group Cos., Inc. 6.25% due 11/15/14	38,000	38,451
LBI Media, Inc. 11.00% due 10/15/13(3)	10,000	7,350
Liberty Media Corp. 3.99% due 09/17/06(2)	31,000	31,380
Liberty Media Corp. 7.75% due 07/15/09	230,000	255,174
News America Holdings, Inc. 7.75% due 12/01/45	29,000	35,244
Time Warner, Inc. 6.88% due 06/15/18	18,000	20,353
USA Interactive 7.00% due 01/15/13	315,000	347,466
Young Broadcasting, Inc. 10.00% due 03/01/11	20,000	21,350

Entertainment Products — 0.1%
Walt Disney Co. 5.38% due 06/01/07	240,000	249,481

Leisure & Tourism — 0.8%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	240,000	226,713
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12	59,835	58,969
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 10/15/09	120,000	123,458
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	70,730	52,198
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	64,526	65,235
Continental Airines, Inc., Series RJ04 Pass Through 9.56% due 09/01/19	30,548	30,775
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	300,000	302,598
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	63,437	61,616
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	17,691	14,348
Delta Air Lines, Inc. 10.00% due 08/15/08	15,000	11,063
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 11/18/10	85,000	83,844
Delta Air Lines, Inc., Series 01-1 Pass Through 6.62% due 03/18/11	68,624	67,417
GTECH Holdings Corp. 4.50% due 12/01/09*	120,000	119,992
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	140,000	144,918
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	260,000	301,979
Hilton Hotels Corp. 7.50% due 12/15/17	41,000	47,936
Hilton Hotels Corp. 7.95% due 04/15/07	44,000	47,858
MGM Mirage, Inc. 5.88% due 02/27/14	50,000	49,125
OED Corp. 8.75% due 04/15/12	15,000	14,700
Six Flags, Inc. 4.50% due 05/15/15	10,000	11,250
Six Flags, Inc. 9.75% due 04/15/13	5,000	5,075
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	220,000	245,381
		4,888,122

INFORMATION TECHNOLOGY — 0.9%

Computer Services — 0.0%
Computer Sciences Corp. 6.75% due 06/15/06	4,000	4,188

Telecommunications — 0.9%
American Cellular Corp., Series B 10.00% due 08/01/11	60,000	51,450
American Tower Corp. 9.38% due 02/01/09	3,000	3,173

AT&T Broadband Corp. 8.38% due 03/15/13	380,000	468,576
AT&T Corp. 8.05% due 11/15/11	160,000	184,200
AT&T Wireless Services, Inc. 7.35% due 03/01/06	51,000	53,353
AT&T Wireless Services, Inc. 7.88% due 03/01/11	280,000	330,013
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	19,000	18,303
Citizens Communications Co. 9.00% due 08/15/31	18,000	20,565
LCI International, Inc. 7.25% due 06/15/07	180,000	175,050
Nextel Communications, Inc. 5.95% due 03/15/14	15,000	15,525
Nextel Communications, Inc. 7.38% due 08/01/15	60,000	66,000
Rural Cellular Corp. 9.75% due 01/15/10	60,000	54,300
SBC Communications, Inc. 5.10% due 09/15/14	420,000	423,903
Sprint Capital Corp. 6.13% due 11/15/08	105,000	112,605
Sprint Capital Corp. 6.88% due 11/15/28	140,000	153,270
Sprint Capital Corp. 7.63% due 01/30/11	150,000	174,156
TCI Communications, Inc. 7.88% due 02/15/26	23,000	28,245
TCI Communications, Inc. 8.75% due 08/01/15	22,000	28,060
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(5)(6)(8)(9)	20,000	0
		2,364,935

MATERIALS — 0.9%

Chemicals — 0.3%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	4,000	4,032
Ferro Corp. 9.13% due 01/01/09	150,000	166,903
IMC Global, Inc., Series B 10.88% due 06/01/08	10,000	12,000
IMC Global, Inc., Series B 11.25% due 06/01/11	10,000	11,550
Lubrizol Corp. 4.63% due 10/01/09	175,000	174,730
Lubrizol Corp. 6.50% due 10/01/34	202,000	205,728
Lubrizol Corp. 7.25% due 06/15/25	53,000	57,839
Lyondell Chemical Co., Series B 9.88% due 05/01/07	8,000	8,380
Rohm & Haas Co. 7.85% due 07/15/29	21,000	27,395
RPM International, Inc. 4.45% due 10/15/09*	31,000	30,397

Forest Products — 0.4%
Georgia-Pacific Corp. 8.00% due 01/15/24	10,000	11,600
International Paper Co. 6.75% due 09/01/11	300,000	336,340
Temple-Inland, Inc. 7.88% due 05/01/12	280,000	331,393
West Fraser Timber Co., Ltd. 5.20% due 10/15/14*	25,000	25,099
Weyerhaeuser Co. 5.50% due 03/15/05	10,000	10,046
Weyerhaeuser Co. 5.95% due 11/01/08	64,000	68,535
Weyerhaeuser Co. 6.13% due 03/15/07	14,000	14,741
Weyerhaeuser Co. 6.75% due 03/15/12	210,000	236,635

Metals & Minerals — 0.1%
Crown Cork & Seal, Inc. 8.00% due 04/15/23	30,000	29,550
Phelps Dodge Corp. 8.75% due 06/01/11	190,000	231,662
Timken Co. 5.75% due 02/15/10	140,000	142,614

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	195,000	202,607
Sealed Air Corp. 5.63% due 07/15/13*	30,000	31,036
		2,370,812

MUNICIPAL BONDS — 0.1%

Municipal Bonds — 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05	225,000	231,169
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	108,019
		339,188

REAL ESTATE — 0.6%

Real Estate Companies — 0.1%
Liberty Property LP 7.25% due 03/15/11	145,000	164,082
Liberty Property LP 8.50% due 08/01/10	135,000	160,995
Susa Partnership LP 6.95% due 07/01/06	70,000	73,768

Real Estate Investment Trusts — 0.5%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	310,000	356,759
Health Care Property Investors, Inc. 6.00% due 03/01/15	180,000	190,996
Health Care Property Investors, Inc. 6.45% due 06/25/12	90,000	98,541
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	195,000	227,160
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	25,000	25,687
Regency Centers LP 7.75% due 04/01/09	80,000	90,693
Spieker Properties LP 7.65% due 12/15/10	210,000	242,835
		1,631,516

U.S. GOVERNMENT AGENCIES — 4.9%

U.S. Government Agencies — 4.9%
Federal Home Loan Bank 2.75% due 12/15/06	105,000	104,018
Federal Home Loan Bank 2.88% due 05/23/06	160,000	159,485
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07	106,000	105,400
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	105,000	104,958
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	416,599	415,466
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	525,000	521,703
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	108,366	107,685
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	269,497	267,804
Federal Home Loan Mtg. Corp. 5.50% due 09/01/19	760,901	786,414
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	144,308	146,693
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	213,208	220,551
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	32,267	34,197
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(7)	40,000	42,965
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	23,875	25,089
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	95,000	108,452
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(7)	9,251	9,400
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	54,661	57,932
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23	1,318	1,422
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25	4,410	4,758
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(7)	8,227	8,277
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	2,202	2,427
Federal National Mtg. Assoc. 3.25% due 06/28/06	107,000	106,964
Federal National Mtg. Assoc. 3.38% due 05/15/07	60,000	60,001
Federal National Mtg. Assoc. 3.41% due 08/30/07	105,000	104,646
Federal National Mtg. Assoc. 4.56% due 01/01/15	746,024	743,055
Federal National Mtg. Assoc. 5.00% due 12/01/17	1,129,326	1,148,810
Federal National Mtg. Assoc. 5.00% due 02/01/18	153,326	155,927
Federal National Mtg. Assoc. 5.00% due 03/01/18	283,115	287,917
Federal National Mtg. Assoc. 5.00% due 04/01/19	342,123	347,821
Federal National Mtg. Assoc. 5.00% due 05/01/19	905,965	921,052
Federal National Mtg. Assoc. 5.00% due 06/01/19	105,321	107,076
Federal National Mtg. Assoc. 5.50% due 03/01/18	98,551	101,936
Federal National Mtg. Assoc. 5.50% due 07/01/19	136,453	141,113
Federal National Mtg. Assoc. 5.50% due 12/01/33	815,302	828,413
Federal National Mtg. Assoc. 5.50% due 06/01/34	88,131	89,524
Federal National Mtg. Assoc. 5.92% due 10/01/11	589,245	636,108
Federal National Mtg. Assoc. 5.94% due 11/01/11	725,132	783,523
Federal National Mtg. Assoc. 6.00% due 06/01/17	72,993	76,531
Federal National Mtg. Assoc. 6.00% due 12/01/33	205,048	212,120
Federal National Mtg. Assoc. 6.00% due 05/01/34	147,435	152,529
Federal National Mtg. Assoc. 6.00% due 08/01/34	159,610	165,134
Federal National Mtg. Assoc. 6.06% due 09/01/11	222,862	241,122
Federal National Mtg. Assoc. 6.18% due 07/01/08	18,360	19,483
Federal National Mtg. Assoc. 6.27% due 11/01/07	50,361	53,007
Federal National Mtg. Assoc. 6.34% due 01/01/08	17,418	18,402
Federal National Mtg. Assoc. 6.36% due 07/01/08	113,146	120,191
Federal National Mtg. Assoc. 6.43% due 01/01/08	18,278	19,362
Federal National Mtg. Assoc. 6.50% due 12/01/10	8,550	8,967
Federal National Mtg. Assoc. 6.50% due 06/01/17	537,970	570,572
Federal National Mtg. Assoc. 6.50% due 09/01/32	250,856	263,303
Federal National Mtg. Assoc. 6.50% due 04/01/34	146,155	153,323
Federal National Mtg. Assoc. 6.59% due 08/01/11	290,288	320,674
Federal National Mtg. Assoc. 6.63% due 11/15/30	40,000	47,667
Federal National Mtg. Assoc. 6.80% due 01/01/07	113,489	118,643
Federal National Mtg. Assoc. 7.04% due 03/01/07	50,263	52,916
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(7)	2,844	2,911
Government National Mtg. Assoc. 5.00% due January TBA	400,000	399,875
Government National Mtg. Assoc. 6.00% due 11/15/28	312,488	325,021
Government National Mtg. Assoc. 7.00% due 07/15/23	712	761
Government National Mtg. Assoc. 7.00% due 08/15/28	40,161	42,752
Government National Mtg. Assoc. 7.00% due 09/15/28	73,352	78,085
Government National Mtg. Assoc. 7.00% due 08/15/31	58,554	62,236
Government National Mtg. Assoc. 7.00% due 10/15/31	28,340	30,122
Government National Mtg. Assoc. 7.25% due 04/15/27	10,462	11,205
Government National Mtg. Assoc. 7.50% due 03/15/24	9,158	9,879
Government National Mtg. Assoc. 7.50% due 04/15/28	100,041	107,498
Government National Mtg. Assoc. 7.50% due 06/15/28	2,122	2,280
Government National Mtg. Assoc. 7.50% due 07/15/29	10,118	10,869
Government National Mtg. Assoc. 7.50% due 01/15/32	46,674	50,133
Government National Mtg. Assoc. 8.00% due 02/15/31	21,716	23,572
Government National Mtg. Assoc. 8.50% due 11/15/17	6,495	7,146
Government National Mtg. Assoc. 9.00% due 11/15/21	1,702	1,913
		13,579,186

U.S. GOVERNMENT OBLIGATIONS — 11.4%

U.S. Treasuries — 11.4%
United States Treasury Bonds 5.38% due 02/15/31	278,000	300,609
United States Treasury Bonds 5.50% due 08/15/28	2,100,000	2,272,921
United States Treasury Bonds 6.25% due 08/15/23(12)	560,000	655,616

United States Treasury Bonds 6.38% due 08/15/27	1,400,000	1,681,093
United States Treasury Bonds 6.88% due 08/15/25	1,265,000	1,593,356
United States Treasury Bonds 7.13% due 02/15/23	1,800,000	2,296,899
United States Treasury Bonds 7.50% due 11/15/16	200,000	255,586
United States Treasury Bonds 8.75% due 08/15/20	1,100,000	1,590,016
United States Treasury Bonds 8.88% due 08/15/17	1,500,000	2,125,663
United States Treasury Bonds 9.25% due 02/15/16	500,000	713,731
United States Treasury Bonds 11.25% due 02/15/15	170,000	267,225
United States Treasury Notes 1.63% due 02/28/06	2,300,000	2,268,824
United States Treasury Notes 2.00% due 08/31/05	42,000	41,836
United States Treasury Notes 2.25% due 02/15/07	2,000	1,966
United States Treasury Notes 2.50% due 10/31/06	9,000	8,916
United States Treasury Notes 2.63% due 05/15/08	15,000	14,665
United States Treasury Notes 2.75% due 06/30/06	8,000	7,978
United States Treasury Notes 3.25% due 08/15/07	2,000,000	2,002,968
United States Treasury Notes 3.38% due 12/15/08	700,000	697,785
United States Treasury Notes 4.25% due 08/15/14	63,000	63,140
United States Treasury Notes 4.25% due 11/15/14	18,000	18,047
United States Treasury Notes 4.38% due 05/15/07	1,500,000	1,541,660
United States Treasury Notes 4.63% due 05/15/06	85,000	86,959
United States Treasury Notes 4.88% due 02/15/12	10,000	10,570
United States Treasury Notes 5.00% due 02/15/11	124,000	131,910
United States Treasury Notes 5.00% due 08/15/11	8,000	8,517
United States Treasury Notes 5.75% due 11/15/05	1,300,000	1,333,313
United States Treasury Notes 5.88% due 11/15/05 (12)	1,900,000	1,950,544
United States Treasury Notes 6.25% due 02/15/07 (12)	900,000	957,938
United States Treasury Notes 6.50% due 10/15/06 (12)	2,675,000	2,835,291
United States Treasury Notes 6.50% due 02/15/10	1,400,000	1,585,007
United States Treasury Notes 7.00% due 07/15/06	2,080,000	2,205,287
		31,525,836

UTILITIES — 1.3%

Electric Utilities — 1.1%
AEP Texas North Co., Series B 5.50% due 03/01/13	110,000	114,258
AES Corp. 7.75% due 03/01/14	90,000	97,650
Alabama Power Co., Series Y 2.80% due 12/01/06	33,000	32,593
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	125,000	129,548
Arizona Public Service Co. 5.80% due 06/30/14	260,000	277,643
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	240,000	251,133
Duke Energy Corp. 4.20% due 10/01/08	260,000	261,983
Edison Mission Energy 9.88% due 04/15/11	35,000	41,475
FPL Group Capital, Inc. 3.25% due 04/11/06	4,000	4,002
NSTAR 8.00% due 02/15/10	130,000	151,884
Pepco Holdings, Inc. 5.50% due 08/15/07	230,000	239,181
Pnpp II Funding Corp. 9.12% due 05/30/16	18,000	21,174
Progress Energy, Inc. 7.10% due 03/01/11	280,000	314,788
PSE&G Power, LLC 3.75% due 04/01/09	110,000	108,313
PSE&G Power, LLC 6.88% due 04/15/06	140,000	145,945
Reliant Energy, Inc. 6.75% due 12/15/14	5,000	4,969
Reliant Energy, Inc. 9.50% due 07/15/13	25,000	28,406
Southern California Edison Co. 6.38% due 01/15/06	230,000	237,219
Texas-New Mexico Power Co. 6.25% due 01/15/09	100,000	105,585
TXU Corp. 4.80% due 11/15/09*	260,000	260,465
TXU Corp. 6.50% due 11/15/24*	260,000	260,434
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	24,000	24,707

Gas & Pipeline Utilities — 0.1%
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05	45,000	45,850
El Paso Production Holding Co. 7.75% due 06/01/13	25,000	26,188
Energen Corp., Series MTN 7.63% due 12/15/10	200,000	228,536
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	50,000	42,437
Williams Cos., Inc. 7.88% due 09/01/21	25,000	27,875

Telephone — 0.1%
Ameritech Capital Funding Co. 6.45% due 01/15/18	31,000	33,700
GTE Corp. 7.90% due 02/01/27	37,000	40,479
New York Telephone Co. 7.00% due 06/15/13	40,000	44,187

Verizon New York, Inc., Series B 7.38% due 04/01/32		4,000	4,588
Verizon Pennsylvania, Inc. 8.75% due 08/15/31		22,000	29,179
Verizon Virginia, Inc. 8.38% due 10/01/29		27,000	34,278
			3,670,652

TOTAL BONDS & NOTES (cost $83,554,853)			85,537,782

Foreign Bonds & Notes — 3.0%

CONSUMER DISCRETIONARY — 0.0%

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14*		25,000	25,625

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13		110,000	128,150
Companhia Brasileira de Bebidas 10.50% due 12/15/11		70,000	87,850
			216,000

ENERGY — 0.1%

Energy Sources — 0.1%
Calpine Canada Energy Finance ULC 8.50% due 05/01/08		75,000	61,500
Husky Oil, Ltd. 7.55% due 11/15/16		140,000	164,656
			226,156

FINANCE — 0.9%

Banks — 0.6%
European Investment Bank 4.00% due 03/15/05		25,000	25,102
Export Import Bank of Korea 4.50% due 08/15/09		104,000	104,869
HBOS, PLC 3.50% due 11/30/07*		47,000	46,837
HBOS, PLC 6.00% due 11/01/33*		235,000	244,762
National Australia Bank, Ltd., Series A 8.60% due 05/19/10		300,000	356,312
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		330,000	387,911
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09		120,000	130,502
Scotland International Finance BV 7.70% due 08/15/10*		300,000	347,294

Financial Services — 0.2%
Aries Vermogensverwaltungs GmbH 9.60% due 10/25/14*		250,000	307,500
Credit National Interfinance BV 7.00% due 11/14/05		140,000	144,143
UFJ Finance Aruba AEC 6.75% due 07/15/13		230,000	256,305

Insurance — 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		30,000	30,600
XL Capital Finance, PLC 6.50% due 01/15/12		180,000	197,016
			2,579,153

FOREIGN GOVERNMENT BONDS — 0.6%

Foreign Governement — 0.6%
Province of Quebec/Canada 7.50% due 09/15/29		34,000	44,209
Republic of Brazil 8.00% due 04/15/14		38,995	39,895
Republic of Brazil 11.00% due 08/17/40		60,000	71,190
Republic of Ecuador 10.00% due 08/15/30(3)		30,000	25,875
Republic of Italy 3.75% due 12/14/07		30,000	30,069
Republic of Panama 7.25% due 03/15/15		10,000	10,400
Republic of Trinidad & Tobago 9.75% due 07/01/20		25,000	33,958
Republic of Trinidad & Tobago 9.75% due 07/01/20*		15,000	20,288
Republic of Turkey 9.00% due 06/30/11		30,000	34,275
Republic of Uruguay 17.75% due 02/04/06(6)	UYU	6,900,000	290,712
Republic of Venezuela 8.50% due 10/08/14		15,000	15,900
Republic of Venezuela 9.25% due 09/15/27		35,000	36,925
Russian Federation 7.50% due 03/31/30*(3)		198,000	203,940
Russian Federation 7.50% due 03/31/30(3)		80,000	82,752
Russian Ministry of Finance, Series V 3.00% due 05/14/08		35,000	32,536
United Mexican States 8.38% due 01/14/11		550,000	645,975
United Mexican States, Series MTNA 6.75% due 09/27/34		16,000	15,800
United Mexican States, Series MTNA 7.50% due 04/08/33		21,000	22,680
			1,657,379

INDUSTRIAL & COMMERCIAL — 0.3%

Aerospace & Military Technology — 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	258,425	276,434

Business Services — 0.1%
PSA Corp., Ltd. 7.13% due 08/01/05*	160,000	163,428

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	13,000	13,883

Multi-Industry — 0.1%
Bombardier, Inc. 6.30% due 05/01/14*	37,000	32,097
Tyco International Group SA 6.13% due 01/15/09	15,000	16,186
Tyco International Group SA 6.38% due 02/15/06	170,000	175,664
Tyco International Group SA 6.38% due 10/15/11	120,000	132,487
Tyco International Group SA 6.75% due 02/15/11	30,000	33,624
		843,803

INFORMATION & ENTERTAINMENT — 0.1%

Broadcasting & Media — 0.1%
Rogers Cable, Inc. 6.25% due 06/15/13	195,000	195,488
Telenet Group Holding NV 11.50% due 06/15/14*(3)	135,000	102,600
		298,088

INFORMATION TECHNOLOGY — 0.5%

Telecommunications — 0.5%
France Telecom SA 8.75% due 03/01/11	390,000	465,232
France Telecom SA 9.25% due 03/02/30	38,000	51,513
Koninklijke (Royal) KPN NV 7.50% due 10/01/05	22,000	22,703
Koninklijke (Royal) KPN NV 8.38% due 10/01/30	38,000	49,304
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	50,000	55,238
Telecom Italia Capital SA 4.00% due 01/15/10*	40,000	39,219
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	350,000	362,975
Telefonica Europe BV 7.75% due 09/15/10	200,000	234,538
TELUS Corp. 7.50% due 06/01/07	30,000	32,595
TELUS Corp. 8.00% due 06/01/11	33,000	39,108
		1,352,425

MATERIALS — 0.2%

Chemicals — 0.1%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11	215,000	253,262

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	15,000	16,256
Consumers International, Inc. 10.25% due 04/01/05†(5)(6)(8)(9)	25,000	2

Metals & Minerals — 0.1%
Alcan, Inc. 6.45% due 03/15/11	100,000	111,180
Inco, Ltd. 7.20% due 09/15/32	140,000	163,169
Noranda, Inc. 6.00% due 10/15/15	60,000	62,822
		606,691

UTILITIES — 0.2%

Telephone — 0.2%
British Telecommunications, PLC 7.13% due 12/15/05	4,000	4,172
Deutsche Telekom International Finance BV 3.88% due 07/22/08	70,000	69,879
Deutsche Telekom International Finance BV 8.00% due 06/15/10	260,000	309,757
Deutsche Telekom International Finance BV 8.25% due 06/15/30	196,000	258,810
		642,618

TOTAL FOREIGN BONDS & NOTES (cost $7,922,875)		8,447,938

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $229,831,088)		264,712,662

Short-Term Investment Securities — 0.2%

CORPORATE SHORT-TERM NOTES — 0.2%
Prudential Funding Corp. 2.10% due 01/03/05 (cost $399,953)(12)	400,000	399,953

Repurchase Agreements — 3.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $547,041 and collateralized by $405,000 of United States Treasury Bonds, bearing interest at 7.63%, due 02/15/25 and having an approximate value of $558,394		547,000	547,000
State Street Bank & Trust Co. Joint Repurchase Agreement (10)(12)		4,608,000	4,608,000
UBS Warburg, LLC Joint Repurchase Agreement (10)(12)(13)		4,555,000	4,555,000

TOTAL REPURCHASE AGREEMENTS (cost $9,710,000)			9,710,000

TOTAL INVESTMENTS —
(cost $239,941,041)@	99.5%		274,822,615
Other assets less liabilities—	0.5		1,351,690

NET ASSETS—	100.0%		$276,174,305

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These seurities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the aggregate value of these securities was $8,859,794 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Commercial Mortgage-Backed Security
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Variable rate security - the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(5)	Bond in default
(6)	Fair valued security; see Note 1
(7)	Collateralized Mortgage Obligation
(8)	Illiquid security
(9)	Company has filed Chapter 11 bankruptcy.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	The security or a portion thereof represents collateral for open futures contracts.
(13)	The security or a portion thereof represents collateral for TBAs.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
ADR-	American Depository Receipt
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
UYU-	Uruguay Peso

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)
5 Short	5 YR Interest Rate Swap (14)	March 2005	$544,238	$542,031	$2,206
4 Short	10 YR Interest Rate Swap (14)	March 2005	443,078	441,125	1,953
47 Short	US Treasury 5 YR Note	March 2005	5,166,506	5,147,969	18,537
36 Long	US Treasury 10 YR Note	March 2005	4,044,223	4,029,750	(14,473)
					$8,223

(14) During the fiscal year, Wellington Management Company, LLP, the Portfolio’s subadviser, purchased futures contracts on interest rate swaps. The Portfolio has an investment restriction that states the Portfolio may not invest in futures contracts on interest rate swaps. Subsequent to December 31, 2004 Wellington Management Company, LLP executed trades to close any open futures contracts on interest rate swaps.

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	165,437	THB	6,500,000	01/12/05	$1,899
*	USD	137,792	COP	342,000,000	01/13/05	7,475
*	USD	1,893,201	JPY	197,011,000	01/13/05	31,179
*	USD	214,956	MXN	2,430,000	01/24/05	2,117
*	USD	10,411,579	EUR	7,849,000	01/27/05	259,099
*	USD	191,587	CZK	4,470,000	02/01/05	8,572
*	USD	190,530	PLN	610,000	02/01/05	12,369
	USD	87,580	ILS	380,000	02/03/05	268
	USD	91,834	SKK	2,700,000	02/03/05	2,805
	USD	80,689	HUF	15,000,000	02/16/05	1,553
*	USD	225,867	SGD	370,000	02/23/05	1,154
*	USD	207,530	KRW	218,100,000	02/24/05	2,915
*	USD	245,495	RUB	6,900,000	03/21/05	5,054
*	USD	181,574	TRL	27,000,000,000	04/19/05	10,028
	USD	214,095	ARS	640,000	05/18/05	455
*	USD	178,649	BRL	530,000	07/06/05	7,235
*	USD	246,172	INR	11,000,000	07/29/05	4,544
*	USD	275,417	CLP	160,200,000	11/10/05	12,205
*	USD	237,793	TWD	7,500,000	11/21/05	3,047
						373,973

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	BRL	190,000	USD	63,460	07/06/05	$(3,177)
*	CLP	128,700,000	USD	217,839	11/10/05	(13,229)
*	COP	200,000,000	USD	81,733	01/13/05	(3,219)
*	CZK	2,200,000	USD	94,689	02/01/05	(3,823)
*	EUR	7,849,000	USD	10,175,581	01/27/05	(495,096)
*	INR	5,420,000	USD	121,936	07/29/05	(1,598)
*	JPY	197,011,000	USD	1,893,193	01/13/05	(31,186)
*	KRW	160,000,000	USD	150,519	02/24/05	(3,865)
*	MXN	1,230,000	USD	108,342	01/24/05	(1,534)
*	PLN	300,000	USD	94,587	02/01/05	(5,200)
*	RUB	2,700,000	USD	96,411	03/21/05	(1,630)
*	SGD	130,000	USD	78,521	02/23/05	(1,243)
*	THB	4,300,000	USD	108,723	01/12/05	(1,975)
*	TRL	20,141,500,000	USD	132,032	04/19/05	(10,900)
*	TWD	3,740,000	USD	117,297	11/21/05	(2,802)
	USD	53,879	IDR	500,000,000	03/15/05	(190)
	USD	108,379	PHP	6,400,000	12/22/05	(23)
						(580,690)
	Net Unrealized Depreciation					$(206,717)

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CLP - Chilean Peso	PHP - Philippine Peso
COP - Colombian Peso	PLN - Polish Zloty
CZK - Czech Koruna	RUB - New Russian Ruble
EUR - Euro	SGD - Singapore Dollar
HUF - Hungarian Forint	SKK - Slovakian Koruna
IDR - Indonesian Rupiah	THB - Thailand Baht
ILS - Israeli Shekel	TRL - Turkish Lira
INR - Indian Rupee	TWD - New Taiwan Dollar
JPY - Japanese Yen	USD - United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 31.8%	Shares/ Principal Amount (11)	Value (Note 1)

CONSUMER DISCRETIONARY — 2.8%

Apparel & Textiles — 0.9%
Nike, Inc., Class B	25,145	$2,280,400

Automotive — 0.3%
Advanced Auto Parts, Inc.†	16,145	705,214

Retail — 1.6%
AnnTaylor Stores Corp.†	14,000	301,420
Bed Bath & Beyond, Inc.†	8,000	318,640
Home Depot, Inc.	9,500	406,030
J.C. Penney Co., Inc.	5,640	233,496
Kohl’s Corp.†	27,250	1,339,882
Limited Brands	11,000	253,220
Target Corp.	7,000	363,510
Wal-Mart Stores, Inc.	12,600	665,532
		6,867,344
CONSUMER STAPLES — 1.0%

Food, Beverage & Tobacco — 0.7%
Altria Group, Inc.	9,200	562,120
Coca-Cola Co.	11,000	457,930
Diageo, PLC Sponsored ADR	7,000	405,160
PepsiCo, Inc.	6,500	339,300

Household & Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	6,600	302,082
Procter & Gamble Co.	7,600	418,608
		2,485,200

ENERGY — 1.5%

Energy Services — 0.5%
BJ Services Co.	10,800	502,632
Suncor Energy, Inc.	18,155	642,687

Energy Sources — 1.0%
ChevronTexaco Corp.	6,000	315,060
Exxon Mobil Corp.	19,300	989,318
Murphy Oil Corp.	9,950	800,477
Transocean, Inc.†	8,000	339,120
		3,589,294

FINANCE — 6.9%

Banks — 2.7%
Bank of America Corp.	63,620	2,989,504
Comerica, Inc.	6,500	396,630
J.P. Morgan Chase & Co.	6,300	245,763
North Fork Bancorp., Inc.	12,000	346,200
U.S. Bancorp	17,000	532,440
Wells Fargo & Co.	31,930	1,984,449

Financial Services — 2.1%
American Express Co.	10,900	614,433
Capital One Financial Corp.	7,500	631,575
Citigroup, Inc.	18,133	873,648

Goldman Sachs Group, Inc.	17,225	1,792,089
Merrill Lynch & Co., Inc.	9,000	537,930
Morgan Stanley	5,250	291,480
SLM Corp.	8,930	476,773

Insurance — 2.1%
Aetna, Inc.	19,495	2,432,001
Allstate Corp.	19,140	989,921
Berkshire Hathaway, Inc., Class B†	550	1,614,800
		16,749,636

HEALTHCARE — 5.1%

Drugs — 2.2%
Abbott Laboratories	8,000	373,200
Amgen, Inc.†	6,000	384,900
Forest Laboratories, Inc.†	7,925	355,516
Genentech, Inc.†	51,950	2,828,158
Invitrogen Corp.†	7,462	500,924
Merck & Co., Inc.	9,000	289,260
Pfizer, Inc.	22,080	593,731

Health Services — 2.1%
Pacificare Health Systems, Inc.†	6,000	339,120
UnitedHealth Group, Inc.(12)	49,195	4,330,636
Wellpoint, Inc.†	4,400	506,000

Medical Products — 0.8%
Becton Dickinson & Co.	9,000	511,200
Johnson & Johnson	10,600	672,252
Medtronic, Inc.	6,000	298,020
St. Jude Medical, Inc.†	8,000	335,440
		12,318,357

INDUSTRIAL & COMMERCIAL — 2.9%

Aerospace & Military Technology — 1.0%
General Dynamics Corp.	5,000	523,000
Lockheed Martin Corp.	9,010	500,505
Northrop Grumman Corp.	12,230	664,823
United Technologies Corp.	8,300	857,805

Business Services — 0.1%
Xerox Corp.†	11,000	187,110

Electrical Equipment — 0.1%
Roper Industries, Inc.	5,500	334,235

Machinery — 0.2%
Dover Corp.	12,000	503,280

Multi-Industry — 1.2%
3M Co.	4,960	407,067
General Electric Co.	37,500	1,368,750
ITT Industries, Inc.	4,000	337,800
Tyco International, Ltd.	20,500	732,670

Transportation — 0.3%
United Parcel Service, Inc., Class B	7,500	640,950
		7,057,995

INFORMATION & ENTERTAINMENT — 1.1%

Broadcasting & Media — 0.6%
Comcast Corp., Class A†	14,000	465,920
Time Warner, Inc.†	30,000	583,200

Viacom, Inc., Class B	10,000	363,900

Leisure & Tourism — 0.5%
Carnival Corp.	10,500	605,115
McDonald’s Corp.	11,000	352,660
Outback Steakhouse, Inc.	3,820	174,880
		2,545,675

INFORMATION TECHNOLOGY — 10.1%

Communication Equipment — 0.2%
QUALCOMM, Inc.	9,000	381,600

Computer Services — 0.3%
Symantec Corp.†	25,130	647,349

Computer Software — 1.7%
Electronic Arts, Inc.†	44,250	2,729,340
Microsoft Corp.	39,900	1,065,729
Oracle Corp.†	25,000	343,000

Computers & Business Equipment — 1.7%
Apple Computer, Inc.†	47,090	3,032,596
Dell, Inc.†	9,900	417,186
International Business Machines Corp.	7,600	749,208

Electronics — 2.0%
Applied Materials, Inc.†	33,000	564,300
Energizer Holdings, Inc.†	16,420	815,910
Intel Corp.	16,900	395,291
L-3 Communications Holdings, Inc.	7,000	512,680
Samsung Electronics Co., Ltd. GDR†*	5,619	1,230,561
Texas Instruments, Inc.	54,585	1,343,882

Internet Content — 2.7%
Amazon.com, Inc.†	17,765	786,812
eBay, Inc.†	32,515	3,780,844
Yahoo!, Inc.†	54,635	2,058,647

Telecommunications — 1.5%
Cisco Systems, Inc.†	20,400	393,720
Motorola, Inc.	19,200	330,240
Nextel Communications, Inc., Class A†	63,275	1,898,250
Nokia Oyj Sponsored ADR	30,000	470,100
Verizon Communications, Inc.	15,500	627,905
		24,575,150

MATERIALS — 0.4%

Chemicals — 0.4%
Dow Chemical Co.	11,000	544,610
du Pont (E.I.) de Nemours and Co.	7,000	343,350
		887,960

TOTAL COMMON STOCK (cost $59,533,810)		77,076,611

Asset-Backed Securities — 7.5%

FINANCE — 7.5%

Banks — 0.4%
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(1)	$1,000,000	1,075,136

Financial Services — 7.1%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*	100,000	100,781
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 01/19/05*	440,000	436,051
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(1)	80,000	86,081
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.82% due 01/03/05(7)	377,872	379,304
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44% due 06/16/30(1)	500,000	539,066
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	885,000	877,016
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	475,000	472,492
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	885,000	876,234
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	885,000	861,639
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	210,000	208,031
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(1)	88,001	93,265
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(1)	278,245	295,858
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	885,000	878,517
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 01/15/05	320,000	318,288
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	850,000	825,475
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	200,000	197,787
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/03/05(1)	700,000	700,832
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(1)	187,158	198,751
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(1)	1,000,000	1,119,459
Morgan Stanley Dean Witter Capital I, Series 1998-HF2 A2 6.48% due 11/15/30(1)	200,000	215,288
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(1)	434,400	482,521
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	585,000	573,470
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(1)	500,000	540,830
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(1)	500,000	566,606
Onyx Acceptance Owner Trust, Series 2004-C A3 2.94% due 01/15/05	565,000	560,909
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	233,323
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	218,000	231,939
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*	350,000	346,812
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16	468,000	460,141
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	885,000	868,516
Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB A2 4.59% due 01/25/35(7)	1,200,000	1,204,078
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11	960,000	959,231
World Omni Auto Receivables Trust, Series 2004-A A4 3.96% due 07/12/11	500,000	502,625

TOTAL ASSET-BACKED SECURITIES (cost $18,343,212)		18,286,352

Bonds & Notes — 51.4%

CONSUMER DISCRETIONARY — 1.0%

Automotive — 0.5%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	475,000	515,192
Dana Corp. 5.85% due 01/15/15*	44,000	43,560
Delphi Corp. 6.50% due 08/15/13	131,000	129,547
Ford Motor Co. 7.45% due 07/16/31	585,000	588,357
General Motors Corp. 8.80% due 03/01/21	104,000	112,539

Housing & Household Durables — 0.3%
Centex Corp. 7.50% due 01/15/12	90,000	103,746
Centex Corp. 7.88% due 02/01/11	220,000	256,982
Lennar Corp. 7.63% due 03/01/09	80,000	89,833
Pulte Homes, Inc. 8.13% due 03/01/11	185,000	219,993

Retail — 0.2%
Jostens IH Corp. 7.63% due 10/01/12*	5,000	5,200
May Department Stores Co. 3.95% due 07/15/07	68,000	68,115
May Department Stores Co. 6.65% due 07/15/24	76,000	79,969
Real Mex Restaurants, Inc. 10.00% due 04/01/10*	10,000	10,425
Safeway, Inc. 6.50% due 03/01/11	42,000	45,998
Staples, Inc. 7.38% due 10/01/12	165,000	191,993
Wal-Mart Stores, Inc. 6.88% due 08/10/09	92,000	103,306
		2,564,755

CONSUMER STAPLES — 0.8%

Food, Beverage & Tobacco — 0.8%
Altria Group, Inc. 7.00% due 11/04/13	200,000	216,710
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	62,000	82,669
ConAgra Foods, Inc. 6.75% due 09/15/11	260,000	292,519
Kraft Foods, Inc. 4.13% due 11/12/09	390,000	387,866
Kraft Foods, Inc. 5.63% due 11/01/11	100,000	105,894
Kraft Foods, Inc. 6.25% due 06/01/12	200,000	219,553
Pepsico, Inc. 3.20% due 05/15/07	80,000	79,614
Philip Morris Cos., Inc. 6.38% due 02/01/06	140,000	143,503
Tyson Foods, Inc. 8.25% due 10/01/11	270,000	320,611

Household & Personal Products — 0.0%
Maytag Corp., Series MTN 5.00% due 05/15/15	77,000	71,567
Revlon Consumer Products Corp. 8.63% due 02/01/08	15,000	13,387
		1,933,893

EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	170,000	213,350

ENERGY — 1.1%

Energy Services — 0.8%
Enterprise Products Operating LP 4.63% due 10/15/09*	320,000	319,498
Enterprise Products Operating LP 6.65% due 10/15/34*	235,000	243,054
Halliburton Co. 5.50% due 10/15/10	225,000	236,988
Halliburton Co. 8.75% due 02/15/21	140,000	183,896
Motiva Enterprises, LLC 5.20% due 09/15/12*	265,000	272,906
PacifiCorp, Series MBIA 6.38% due 05/15/08	250,000	269,706
Premcor Refining Group, Inc. 6.13% due 05/01/11	200,000	209,500
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	125,000	146,529

Energy Sources — 0.3%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	290,000	379,687
Chesapeake Energy Corp. 6.88% due 01/15/16	35,000	36,663
Chesapeake Energy Corp. 7.75% due 01/15/15	45,000	48,937
ConocoPhillips 7.00% due 03/30/29	118,000	139,749
Energy Corp. of America, Series A 9.50% due 05/15/07	56,000	53,480
Pemex Project Funding Master Trust 8.63% due 03/22/05	50,000	58,175
		2,598,768

FINANCE — 9.7%

Banks — 2.1%
American Express Centurion Bank 2.57% due 11/16/09(2)(6)	51,000	51,000
Bank of America Corp. 7.40% due 01/15/11	840,000	973,037
BankBoston Capital Trust IV 3.04% due 06/08/28(2)	73,000	70,394
BB&T Corp. 4.75% due 10/01/12	365,000	366,852
Credit Suisse First Boston 6.50% due 05/01/08*	51,000	55,050
First Maryland Capital II 3.01% due 02/01/27(2)	64,000	62,039
HSBC Bank USA 5.88% due 11/01/34	88,000	89,109
Huntington National Bank 4.65% due 06/30/09	340,000	346,492
Huntington National Bank 8.00% due 04/01/10	93,000	108,085
Key Bank NA 4.10% due 06/30/05	78,000	78,548
Key Bank NA 5.80% due 07/01/14	93,000	98,495
Key Bank NA 7.00% due 02/01/11	29,000	32,597
MBNA America Bank NA 5.38% due 01/15/08	570,000	595,330
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	330,000	346,632
National City Bank (OH) 3.38% due 10/15/07	85,000	84,536
National City Corp. 7.20% due 05/15/05	200,000	203,065
NCNB Corp. 9.38% due 09/15/09	68,000	82,755
Popular North America, Inc., Series MTNE 3.88% due 10/01/08	290,000	289,630
Popular North America, Inc., Series MTNE 6.13% due 10/15/06	136,000	141,739

Rabobank Capital Funding III Trust 5.25% due 12/31/16*(4)	74,000	73,598
Summit Capital Trust I, Series B 8.40% due 03/15/27	101,000	111,626
U.S. Bancorp 7.50% due 06/01/26	210,000	261,704
US Bank NA 3.70% due 08/01/07	68,000	68,126
US Bank NA 3.90% due 08/15/08	14,000	14,038
Washington Mutual Bank FA 5.50% due 01/15/13	78,000	80,551
Wells Fargo & Co. 4.20% due 01/15/10	41,000	41,166
Wells Fargo & Co. 5.13% due 09/01/12	56,000	57,911
Wells Fargo & Co. 6.38% due 08/01/11	300,000	332,144

Financial Services — 5.2%
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	245,000	256,025
Boeing Capital Corp. 6.50% due 02/15/12	360,000	403,373
CIT Group, Inc. 4.13% due 11/03/09	78,000	77,652
Citigroup, Inc. 5.00% due 09/15/14*	1,065,000	1,070,138
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*	180,000	194,400
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	127,000	130,965
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	101,000	99,748
Downey Financial Corp. 6.50% due 07/01/14	43,000	44,759
Duke Capital, LLC 8.00% due 10/01/19	85,000	103,729
ERAC USA Finance Co. 8.00% due 01/15/11*	130,000	153,034
Farmers Exchange Capital 7.05% due 07/15/28*	580,000	594,085
Ford Motor Credit Co. 5.70% due 01/15/10	342,000	345,113
Ford Motor Credit Co. 6.88% due 02/01/06	85,000	87,567
Ford Motor Credit Co. 7.00% due 10/01/13	42,000	44,526
Ford Motor Credit Co. 7.38% due 10/28/09	75,000	80,900
Ford Motor Credit Co. 7.38% due 02/01/11	710,000	765,203
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	87,000	85,846
General Electric Capital Corp., Series MTNA 4.38% due 11/21/11	85,000	84,496
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	85,000	88,293
General Electric Capital Corp., Series MTNA 5.88% due 02/15/12	127,000	137,416
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	410,000	446,915
General Motors Acceptance Corp. 6.75% due 12/01/14	315,000	315,431
General Motors Acceptance Corp. 6.88% due 09/15/11	804,000	823,933
General Motors Corp. 8.38% due 07/15/33	976,000	1,011,217
Goldman Sachs Group, Inc. 6.60% due 01/15/12	500,000	558,019
Household Finance Corp. 4.13% due 11/16/09	85,000	84,543
Household Finance Corp. 6.38% due 10/15/11	780,000	861,429
IPCS Escrow Co. 11.50% due 05/01/12*	175,000	198,625
JP Morgan Chase & Co. 5.13% due 09/15/14	985,000	991,461
JP Morgan Chase & Co. 5.25% due 05/30/07	92,000	95,643
JP Morgan Chase & Co. 6.63% due 03/15/12	78,000	87,307
JP Morgan Chase Capital XIII 3.50% due 09/30/34(2)	61,000	60,664
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12	46,000	51,437
Morgan Stanley 4.00% due 01/15/10	5,000	4,943
Morgan Stanley 4.75% due 04/01/14	260,000	253,346
Morgan Stanley 6.75% due 04/15/11	300,000	336,492
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	206,667	220,623
PNC Funding Corp. 5.75% due 08/01/06	80,000	82,964
Pricoa Global Funding I 4.35% due 06/15/08*	7,000	7,104
Private Export Funding Corp. 6.62% due 10/01/05	160,000	164,386
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	220,000	221,054
PX Escrow Corp. 9.63% due 02/01/06(3)	25,000	24,375
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	92,000	94,861
SB Treasury Co., LLC 9.40% due 06/30/08*(4)	330,000	380,183
TIAA Global Markets, Inc. 4.13% due 11/15/07*	69,000	69,880
Washington Mutual Capital I 8.38% due 06/01/27	93,000	103,121
Washington Mutual, Inc. 4.38% due 01/15/08	42,000	42,655

Insurance — 2.4%
AAG Holding Co., Inc. 6.88% due 06/01/08	160,000	168,554
ACE Capital Trust II 9.70% due 04/01/30	320,000	425,210
ACE INA Holdings, Inc. 8.30% due 08/15/06	130,000	138,976
Allstate Corp. 7.20% due 12/01/09	78,000	88,396
Allstate Financing II 7.83% due 12/01/45	49,000	52,880
American Financial Group, Inc. 7.13% due 04/15/09	250,000	275,691
Amerus Life Holdings, Inc. 6.95% due 06/15/05	230,000	233,197

Assurant, Inc. 5.63% due 02/15/14	33,000	34,081
Assurant, Inc. 6.75% due 02/15/34	44,000	47,663
Equitable Cos., Inc. 7.00% due 04/01/28	130,000	149,939
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	80,000	80,219
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05	20,000	20,188
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	275,000	325,881
Fidelity National Financial, Inc. 7.30% due 08/15/11	111,000	121,793
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	340,000	396,735
Jackson National Life Insurance Co. 8.15% due 03/15/27*	44,000	54,734
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	290,000	303,624
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	460,000	449,449
Metropolitan Life Global Funding I 4.75% due 06/20/07*	110,000	112,857
MONY Group, Inc. 7.45% due 12/15/05	180,000	186,485
Ohio Casualty Corp. 7.30% due 06/15/14	66,000	71,029
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	350,000	341,596
ReliaStar Financial Corp. 8.00% due 10/30/06	210,000	227,068
Selective Insurance Group, Inc. 7.25% due 11/15/34*	44,000	44,698
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	250,000	260,096
Torchmark Corp. 6.25% due 12/15/06	170,000	178,668
Travelers Property Casualty Corp. 6.38% due 03/15/33	150,000	154,068
Unitrin, Inc. 4.88% due 11/01/10	265,000	263,235
W.R. Berkley Capital Trust 8.20% due 12/15/45	270,000	285,771
XL Capital, Ltd. 5.25% due 09/15/14	305,000	305,655
XL Capital, Ltd. 6.38% due 11/15/24	109,000	114,736
		23,469,300

HEALTHCARE — 1.3%

Drugs — 0.5%
Merck & Co., Inc. 2.50% due 03/30/07	51,000	49,786
Merck & Co., Inc. 5.95% due 12/01/28	42,000	43,470
Pfizer, Inc. 2.50% due 03/15/07	92,000	90,118
Schering-Plough Corp. 6.50% due 12/01/33	400,000	450,251
Wyeth 6.95% due 03/15/11	490,000	551,721

Health Services — 0.7%
Anthem, Inc. 6.80% due 08/01/12	345,000	390,566
Cardinal Health, Inc. 6.75% due 02/15/11	130,000	143,005
Community Health Systems, Inc. 6.50% due 12/15/12*	40,000	40,300
HCA, Inc. 6.95% due 05/01/12	60,000	63,174
Humana, Inc. 7.25% due 08/01/06	410,000	431,639
Radiologix, Inc., Series B 10.50% due 12/15/08	15,000	16,500
Tenet Healthcare Corp. 6.50% due 06/01/12	60,000	55,500
UnitedHealth Group, Inc. 7.50% due 11/15/05	330,000	340,593
WellPoint Health Networks, Inc. 6.38% due 01/15/12	105,000	115,660

Medical Products — 0.1%
Allegiance Corp. 7.00% due 10/15/26	348,000	375,737
MEDIQ/PRN Life Support Services, Inc. 11.00% due 06/01/08†(6)(8)	25,000	0
		3,158,020

INDUSTRIAL & COMMERCIAL — 0.8%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.50% due 04/15/08	160,000	177,130

Business Services — 0.6%
Allied Waste North America, Inc., Series B 5.75% due 02/15/11	65,000	61,100
Convergys Corp. 4.88% due 12/15/09	85,000	84,612
Erac USA Finance Co. 8.25% due 05/01/05*	110,000	111,813
Hertz Corp. 4.70% due 10/02/06	12,000	12,131
Hertz Corp. 6.90% due 08/15/14	24,000	24,744
Hertz Corp. 7.63% due 06/01/12	51,000	55,854
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	500,000	517,645
Monsanto Co. 7.38% due 08/15/12	370,000	432,633
PHH Corp. 6.00% due 03/01/08	85,000	89,634

Rent-Way, Inc. 11.88% due 06/15/10	50,000	56,313
Xerox Corp. 6.88% due 08/15/11	25,000	26,625

Machinery — 0.0%
Manitowoc Co., Inc. 10.50% due 08/01/12	10,000	11,500

Multi-Industry — 0.0%
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	69,000	70,107

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	61,000	79,390
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	162,687	182,937
		1,994,168

INFORMATION & ENTERTAINMENT — 3.0%

Broadcasting & Media — 1.6%
AOL Time Warner, Inc. 6.88% due 05/01/12	270,000	307,491
AOL Time Warner, Inc. 7.63% due 04/15/31	480,000	580,685
Cablevision Systems Corp. 8.00% due 04/15/12*	180,000	192,150
Chancellor Media Corp. 8.00% due 11/01/08	290,000	325,608
Charter Communications Holdings, LLC 11.13% due 01/15/11	200,000	181,000
Comcast Cable Communications, Inc. 8.50% due 05/01/27	50,000	66,359
Cox Communications, Inc. 5.45% due 12/15/14*	390,000	389,985
Cox Communications, Inc. 7.13% due 10/01/12	42,000	47,076
Cox Communications, Inc. 7.75% due 08/15/06	45,000	47,866
Cox Communications, Inc. 7.75% due 11/01/10	430,000	492,562
Cox Enterprises, Inc. 8.00% due 02/15/07*	44,000	47,325
Interpublic Group Cos., Inc. 6.25% due 11/15/14	88,000	89,044
LBI Media, Inc. 11.00% due 10/15/13(3)	15,000	11,025
Liberty Media Corp. 3.99% due 09/17/06(2)	73,000	73,895
Liberty Media Corp. 7.75% due 07/15/09	290,000	321,741
Liberty Media Corp. 7.88% due 07/15/09	30,000	33,434
News America Holdings, Inc. 7.75% due 12/01/45	68,000	82,642
Time Warner, Inc. 6.88% due 06/15/18	42,000	47,491
USA Interactive 7.00% due 01/15/13	410,000	452,258
Young Broadcasting, Inc. 10.00% due 03/01/11	40,000	42,700

Entertainment Products — 0.1%
Walt Disney Co. 5.38% due 06/01/07	310,000	322,247

Leisure & Tourism — 1.3%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	335,000	316,453
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12	73,643	72,577
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 10/15/09	200,000	205,763
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	167,983	123,971
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	150,561	152,215
Continental Airines, Inc., Series RJ04 Pass Through 9.56% due 09/01/19	71,344	71,874
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	400,000	403,464
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	59,208	57,509
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09	35,381	28,696
Delta Air Lines, Inc. 10.00% due 08/15/08	50,000	36,875
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 11/18/10	110,000	108,504
Delta Air Lines, Inc., Series 01-1 Pass Through 6.62% due 03/18/11	96,698	94,997
GTECH Holdings Corp. 4.50% due 12/01/09*	165,000	164,989
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	190,000	196,674
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	340,000	394,896
Hilton Hotels Corp. 7.50% due 12/15/17	94,000	109,903
Hilton Hotels Corp. 7.95% due 04/15/07	102,000	110,943
MGM Mirage, Inc. 5.88% due 02/27/14	130,000	127,725
OED Corp. 8.75% due 04/15/12	20,000	19,600
Six Flags, Inc. 4.50% due 05/15/15	15,000	16,875
Six Flags, Inc. 9.75% due 04/15/13	15,000	15,225
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	290,000	323,457
		7,307,769

INFORMATION TECHNOLOGY — 1.5%

Computer Services — 0.0%
Computer Sciences Corp. 6.75% due 06/15/06	14,000	14,659

Telecommunications — 1.5%
American Cellular Corp., Series B 10.00% due 08/01/11	150,000	128,625
American Tower Corp. 9.38% due 02/01/09	3,000	3,173
AT&T Broadband Corp. 8.38% due 03/15/13	400,000	493,238
AT&T Corp. 8.05% due 11/15/11	210,000	241,763
AT&T Wireless Services, Inc. 7.35% due 03/01/06	118,000	123,445
AT&T Wireless Services, Inc. 7.88% due 03/01/11	370,000	436,088
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	44,000	42,386
Citizens Communications Co. 9.00% due 08/15/31	43,000	49,128
Continental Cablevision, Inc. 9.50% due 08/01/13	100,000	108,263
LCI International, Inc. 7.25% due 06/15/07	415,000	403,587
Nextel Communications, Inc. 5.95% due 03/15/14	50,000	51,750
Nextel Communications, Inc. 7.38% due 08/01/15	125,000	137,500
Rural Cellular Corp. 9.75% due 01/15/10	135,000	122,175
SBC Communications, Inc. 5.10% due 09/15/14	565,000	570,251
Sprint Capital Corp. 6.13% due 11/15/08	175,000	187,674
Sprint Capital Corp. 6.88% due 11/15/28	170,000	186,114
Sprint Capital Corp. 7.63% due 01/30/11	190,000	220,597
TCI Communications, Inc. 7.88% due 02/15/26	53,000	65,085
TCI Communications, Inc. 8.75% due 08/01/15	50,000	63,773
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(5)(6)(8)(9)	25,000	0
		3,649,274

MATERIALS — 1.4%

Chemicals — 0.4%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	14,000	14,114
Ferro Corp. 9.13% due 01/01/09	190,000	211,411
IMC Global, Inc., Series B 10.88% due 06/01/08	10,000	12,000
IMC Global, Inc., Series B 11.25% due 06/01/11	10,000	11,550
Lubrizol Corp. 4.63% due 10/01/09	235,000	234,637
Lubrizol Corp. 6.50% due 10/01/34	290,000	295,353
Lubrizol Corp. 7.25% due 06/15/25	123,000	134,229
Lyondell Chemical Co., Series B 9.88% due 05/01/07	7,000	7,332
Rohm & Haas Co. 7.85% due 07/15/29	52,000	67,836
RPM International, Inc. 4.45% due 10/15/09*	72,000	70,599

Forest Products — 0.6%
Georgia-Pacific Corp. 8.00% due 01/15/24	25,000	29,000
International Paper Co. 6.75% due 09/01/11	320,000	358,763
Temple-Inland, Inc. 7.88% due 05/01/12	370,000	437,913
West Fraser Timber Co., Ltd. 5.20% due 10/15/14*	59,000	59,233
Weyerhaeuser Co. 5.50% due 03/15/05	23,000	23,106
Weyerhaeuser Co. 5.95% due 11/01/08	85,000	91,023
Weyerhaeuser Co. 6.13% due 03/15/07	34,000	35,800
Weyerhaeuser Co. 6.75% due 03/15/12	280,000	315,513

Metals & Minerals — 0.3%
Crown Cork & Seal, Inc. 8.00% due 04/15/23	75,000	73,875
Phelps Dodge Corp. 8.75% due 06/01/11	255,000	310,915
Timken Co. 5.75% due 02/15/10	195,000	198,640

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	245,000	254,558
Sealed Air Corp. 5.63% due 07/15/13*	45,000	46,553
		3,293,953

MUNICIPAL BONDS — 0.2%

Municipal Bonds — 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05	280,000	287,678
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	108,019
		395,697

REAL ESTATE — 0.9%

Real Estate Companies — 0.2%
Liberty Property LP 7.25% due 03/15/11	170,000	192,371
Liberty Property LP 8.50% due 08/01/10	180,000	214,660
Susa Partnership LP 6.95% due 07/01/06	90,000	94,845

Real Estate Investment Trusts — 0.7%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	370,000	425,809
Health Care Property Investors, Inc. 6.00% due 03/01/15	240,000	254,661
Health Care Property Investors, Inc. 6.45% due 06/25/12	120,000	131,388
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	260,000	302,880
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	55,000	56,513
Regency Centers LP 7.75% due 04/01/09	100,000	113,367
Spieker Properties LP 7.65% due 12/15/10	280,000	323,779
		2,110,273

U.S. GOVERNMENT AGENCIES — 9.5%

U.S. Government Agencies — 9.5%
Federal Farm Credit Bank 2.63% due 09/17/07	180,000	176,556
Federal Home Loan Bank 2.75% due 12/15/06	235,000	232,801
Federal Home Loan Bank 2.88% due 05/23/06	365,000	363,825
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07	251,000	249,578
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	235,000	234,906
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	1,008,609	1,005,865
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	1,546,288	1,536,577
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	587,993	584,301
Federal Home Loan Mtg. Corp. 5.50% due 11/01/18	47,114	48,705
Federal Home Loan Mtg. Corp. 5.50% due 07/01/19	41,440	42,830
Federal Home Loan Mtg. Corp. 5.50% due 08/01/19	894,493	924,485
Federal Home Loan Mtg. Corp. 5.50% due 09/01/19	98,181	101,473
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	288,614	293,386
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	452,724	468,316
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	64,533	68,393
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(7)	60,000	64,448
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	35,813	37,634
Federal Home Loan Mtg. Corp. 6.50% due 07/01/34	64,370	67,561
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	300,000	342,480
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(7)	11,841	12,032
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	109,322	115,864
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(7)	11,753	11,824
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08	31,481	32,478
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	2,371	2,613
Federal National Mtg. Assoc. 3.25% due 06/28/06	254,000	253,914
Federal National Mtg. Assoc. 3.38% due 05/15/07	130,000	130,002
Federal National Mtg. Assoc. 3.41% due 08/30/07	235,000	234,207
Federal National Mtg. Assoc. 4.56% due 01/01/15	994,699	990,740
Federal National Mtg. Assoc. 5.00% due 10/01/17	138,505	140,894
Federal National Mtg. Assoc. 5.00% due 12/01/17	1,203,742	1,224,512
Federal National Mtg. Assoc. 5.00% due 03/01/18	687,565	699,227
Federal National Mtg. Assoc. 5.00% due 03/01/18	156,183	158,832
Federal National Mtg. Assoc. 5.00% due 02/01/19	275,432	280,019
Federal National Mtg. Assoc. 5.00% due 05/01/19	1,863,914	1,894,956
Federal National Mtg. Assoc. 5.00% due 06/01/19	239,366	243,352
Federal National Mtg. Assoc. 5.50% due 03/01/18	216,812	224,260
Federal National Mtg. Assoc. 5.50% due 07/01/19	318,390	329,264
Federal National Mtg. Assoc. 5.50% due 12/01/33	1,956,726	1,988,192
Federal National Mtg. Assoc. 5.50% due 06/01/34	195,847	198,942
Federal National Mtg. Assoc. 5.92% due 10/01/11	210,445	227,182
Federal National Mtg. Assoc. 5.94% due 11/01/11	966,842	1,044,697
Federal National Mtg. Assoc. 6.00% due 06/01/17	145,985	153,062
Federal National Mtg. Assoc. 6.00% due 12/01/33	559,220	578,507
Federal National Mtg. Assoc. 6.00% due 05/01/34	379,117	392,218
Federal National Mtg. Assoc. 6.00% due 08/01/34	319,218	330,266
Federal National Mtg. Assoc. 6.06% due 09/01/11	89,147	96,451
Federal National Mtg. Assoc. 6.11% due 05/01/11	394,863	429,846
Federal National Mtg. Assoc. 6.18% due 07/01/08	142,287	150,989
Federal National Mtg. Assoc. 6.27% due 11/01/07	169,397	178,296
Federal National Mtg. Assoc. 6.31% due 02/01/11	480,293	527,123
Federal National Mtg. Assoc. 6.34% due 01/01/08	108,863	115,010
Federal National Mtg. Assoc. 6.36% due 07/01/08	113,146	120,191
Federal National Mtg. Assoc. 6.43% due 01/01/08	127,948	135,536
Federal National Mtg. Assoc. 6.50% due 04/01/11	343,848	365,081
Federal National Mtg. Assoc. 6.50% due 09/01/32	557,457	585,118
Federal National Mtg. Assoc. 6.50% due 04/01/34	357,268	374,789
Federal National Mtg. Assoc. 6.59% due 11/01/07	91,213	96,661
Federal National Mtg. Assoc. 6.63% due 11/15/30	85,000	101,291
Federal National Mtg. Assoc. 7.04% due 03/01/07	59,401	62,537
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(7)	5,924	6,065
Government National Mtg. Assoc. 5.00% due January TBA	200,000	199,938
Government National Mtg. Assoc. 6.00% due 09/15/32	96,269	99,892
Government National Mtg. Assoc. 7.00% due 12/15/22	3,743	4,001
Government National Mtg. Assoc. 7.00% due 01/15/23	709	757
Government National Mtg. Assoc. 7.00% due 01/15/28	85,839	91,378
Government National Mtg. Assoc. 7.00% due 09/15/28	82,857	88,204
Government National Mtg. Assoc. 7.00% due 07/15/31	105,604	112,245
Government National Mtg. Assoc. 7.00% due 03/15/32	14,303	15,201
Government National Mtg. Assoc. 7.25% due 04/15/27	15,587	16,694
Government National Mtg. Assoc. 7.50% due 12/15/22	1,654	1,789
Government National Mtg. Assoc. 7.50% due 01/15/26	107,826	116,127
Government National Mtg. Assoc. 7.50% due 01/15/32	116,686	125,332
Government National Mtg. Assoc. 8.00% due 11/15/31	21,213	23,025
Government National Mtg. Assoc. 8.50% due 11/15/17	5,904	6,497
Government National Mtg. Assoc. 8.50% due 11/15/17	2,360	2,596
Government National Mtg. Assoc. 9.00% due 11/15/21	1,840	2,068
		22,986,904

U.S. GOVERNMENT OBLIGATIONS — 17.9%

U.S. Treasuries — 17.9%
United States Treasury Bonds 5.38% due 02/15/31	247,000	267,088
United States Treasury Bonds 5.50% due 08/15/28	2,400,000	2,597,626
United States Treasury Bonds 6.25% due 08/15/23 (12)	2,090,000	2,446,851
United States Treasury Bonds 6.38% due 08/15/27	500,000	600,391
United States Treasury Bonds 6.88% due 08/15/25	2,810,000	3,539,391
United States Treasury Bonds 7.13% due 02/15/23	1,550,000	1,977,885
United States Treasury Bonds 7.88% due 02/15/21	850,000	1,148,430
United States Treasury Bonds 8.75% due 08/15/20	1,000,000	1,445,469
United States Treasury Bonds 8.88% due 08/15/17	2,300,000	3,259,350
United States Treasury Bonds 9.25% due 02/15/16	1,300,000	1,855,699
United States Treasury Notes 1.63% due 02/28/06	2,000,000	1,972,890
United States Treasury Notes 2.00% due 08/31/05	77,000	76,699
United States Treasury Notes 2.25% due 02/15/07	6,000	5,898
United States Treasury Notes 2.50% due 10/31/06	23,000	22,785
United States Treasury Notes 2.63% due 05/15/08	19,000	18,575
United States Treasury Notes 2.75% due 06/30/06	21,000	20,943
United States Treasury Notes 3.25% due 08/15/07	3,500,000	3,505,193
United States Treasury Notes 3.38% due 10/15/09	47,000	46,537
United States Treasury Notes 3.88% due 02/15/13	65,000	64,132
United States Treasury Notes 4.25% due 08/15/13	219,000	220,728
United States Treasury Notes 4.25% due 08/15/14	152,000	152,339
United States Treasury Notes 4.25% due 11/15/14	42,000	42,110
United States Treasury Notes 4.38% due 05/15/07	2,450,000	2,518,044
United States Treasury Notes 4.38% due 08/15/12	235,000	240,609
United States Treasury Notes 4.63% due 05/15/06	245,000	250,647
United States Treasury Notes 4.88% due 02/15/12	75,000	79,271
United States Treasury Notes 5.00% due 02/15/11	6,000	6,383
United States Treasury Notes 5.00% due 08/15/11	17,000	18,098
United States Treasury Notes 5.75% due 11/15/05 (12)	1,500,000	1,538,438
United States Treasury Notes 5.88% due 11/15/05	2,150,000	2,207,194
United States Treasury Notes 6.25% due 02/15/07	1,500,000	1,596,563
United States Treasury Notes 6.50% due 10/15/06 (12)	2,890,000	3,063,175
United States Treasury Notes 6.50% due 02/15/10	1,200,000	1,358,578
United States Treasury Notes 6.75% due 05/15/05 (12)	2,000,000	2,030,938
United States Treasury Notes 6.88% due 05/15/06	246,000	259,021
United States Treasury Notes 7.00% due 07/15/06	2,860,000	3,032,269
		43,486,237
UTILITIES — 2.2%

Electric Utilities — 1.8%
AEP Texas North Co., Series B 5.50% due 03/01/13	170,000	176,581
AES Corp. 7.75% due 03/01/14	210,000	227,850
Alabama Power Co., Series Y 2.80% due 12/01/06	78,000	77,037
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	160,000	165,821
Arizona Public Service Co. 5.80% due 06/30/14	340,000	363,072
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	320,000	334,845
Duke Energy Corp. 4.20% due 10/01/08	350,000	352,669
Edison Mission Energy 9.88% due 04/15/11	80,000	94,800
FPL Group Capital, Inc. 3.25% due 04/11/06	14,000	14,007
NSTAR 8.00% due 02/15/10	170,000	198,617
Pepco Holdings, Inc. 5.50% due 08/15/07	280,000	291,177
Pnpp II Funding Corp. 9.12% due 05/30/16	44,000	51,759
Progress Energy, Inc. 7.10% due 03/01/11	350,000	393,485
PSE&G Power, LLC 3.75% due 04/01/09	140,000	137,853
PSE&G Power, LLC 6.88% due 04/15/06	180,000	187,643
Reliant Energy, Inc. 6.75% due 12/15/14	10,000	9,938
Reliant Energy, Inc. 9.50% due 07/15/13	50,000	56,812
Southern California Edison Co. 6.38% due 01/15/06	300,000	309,416
Texas-New Mexico Power Co. 6.25% due 01/15/09	140,000	147,819
TXU Corp. 4.80% due 11/15/09*	350,000	350,627
TXU Corp. 6.50% due 11/15/24*	350,000	350,584
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	59,000	60,738

Gas & Pipeline Utilities — 0.2%
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05		60,000	61,133
El Paso Production Holding Co. 7.75% due 06/01/13		50,000	52,375
Energen Corp., Series MTN 7.63% due 12/15/10		260,000	297,097
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27		125,000	106,094
Williams Cos., Inc. 7.88% due 09/01/21		75,000	83,625

Telephone — 0.2%
Ameritech Capital Funding Co. 6.45% due 01/15/18		72,000	78,272
GTE Corp. 7.90% due 02/01/27		86,000	94,086
New York Telephone Co. 7.00% due 06/15/13		93,000	102,735
Verizon New York, Inc., Series B 7.38% due 04/01/32		12,000	13,765
Verizon Pennsylvania, Inc. 8.75% due 08/15/31		51,000	67,641
Verizon Virginia, Inc. 8.38% due 10/01/29		62,000	78,713
			5,388,686

TOTAL BONDS & NOTES (cost $121,818,910)			124,551,047

Foreign Bonds & Notes — 5.1%

CONSUMER DISCRETIONARY — 0.0%

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14*		50,000	51,250

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13		245,000	285,425

ENERGY — 0.1%

Energy Sources — 0.1%
Calpine Canada Energy Finance ULC 8.50% due 05/01/08		200,000	164,000
Husky Oil, Ltd. 7.55% due 11/15/16		160,000	188,178
			352,178

FINANCE — 1.4%

Banks — 1.0%
European Investment Bank 4.00% due 03/15/05		59,000	59,240
Export Import Bank of Korea 4.13% due 02/10/09*		115,000	114,688
Export Import Bank of Korea 4.50% due 08/15/09		104,000	104,869
HBOS, PLC 3.50% due 11/30/07*		110,000	109,619
HBOS, PLC 6.00% due 11/01/33*		310,000	322,877
National Australia Bank, Ltd., Series A 8.60% due 05/19/10		380,000	451,328
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		410,000	481,950
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09		330,000	358,880
Scotland International Finance BV 7.70% due 08/15/10*		300,000	347,294

Financial Services — 0.3%
Aries Vermogensverwaltungs GmbH 9.60% due 10/25/14*		250,000	307,500
Credit National Interfinance BV 7.00% due 11/14/05		130,000	133,847
UFJ Finance Aruba AEC 6.75% due 07/15/13		310,000	345,455

Insurance — 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		70,000	71,400
XL Capital Finance, PLC 6.50% due 01/15/12		215,000	235,325
			3,444,272

FOREIGN GOVERNMENT BONDS — 1.2%

Foreign Government — 1.2%
Province of Quebec/Canada 7.50% due 09/15/29		81,000	105,320
Republic of Brazil 8.00% due 04/15/14		94,701	96,889
Republic of Brazil 11.00% due 08/17/40		140,000	166,110
Republic of Ecuador 10.00% due 08/15/30(3)		65,000	56,063
Republic of Italy 3.75% due 12/14/07		69,000	69,159
Republic of Panama 7.25% due 03/15/15		15,000	15,600
Republic of Trinidad & Tobago 9.75% due 07/01/20		30,000	40,750
Republic of Trinidad & Tobago 9.75% due 07/01/20*		20,000	27,050
Republic of Turkey 9.00% due 06/30/11		75,000	85,688
Republic of Uruguay 17.75% due 02/04/06(6)	UYU	9,200,000	387,616
Republic of Venezuela 8.50% due 10/08/14		40,000	42,400
Republic of Venezuela 9.25% due 09/15/27		85,000	89,675
Russian Federation 7.50% due 03/31/30(3)		185,000	191,364
Russian Federation 7.50% due 03/31/30*(3)		381,000	392,430
Russian Ministry of Finance, Series V 3.00% due 05/14/08		85,000	79,016
United Mexican States 8.38% due 01/14/11		740,000	869,130
United Mexican States, Series MTNA 6.75% due 09/27/34		37,000	36,537
United Mexican States, Series MTNA 7.50% due 04/08/33		47,000	50,760
			2,801,557

INDUSTRIAL & COMMERCIAL — 0.5%

Aerospace & Military Technology — 0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	324,894	347,536

Business Services — 0.1%
PSA Corp., Ltd. 7.13% due 08/01/05*	200,000	204,285

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	29,000	30,969

Multi-Industry — 0.2%
Bombardier, Inc. 6.30% due 05/01/14*	87,000	75,473
Tyco International Group SA 6.13% due 01/15/09	15,000	16,186
Tyco International Group SA 6.38% due 02/15/06	210,000	216,997
Tyco International Group SA 6.38% due 10/15/11	185,000	204,250
Tyco International Group SA 6.75% due 02/15/11	45,000	50,435
		1,146,131

INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.2%
Rogers Cable, Inc. 6.25% due 06/15/13	260,000	260,650
Telenet Group Holding NV 11.50% due 06/15/14*(3)	300,000	228,000
		488,650

INFORMATION TECHNOLOGY — 0.8%

Telecommunications — 0.8%
France Telecom SA 8.75% due 03/01/11	520,000	620,310
France Telecom SA 9.25% due 03/02/30	88,000	119,292
Koninklijke (Royal) KPN NV 7.50% due 10/01/05	53,000	54,695
Koninklijke (Royal) KPN NV 8.38% due 10/01/30	88,000	114,177
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	55,000	60,762
Telecom Italia Capital SA 4.00% due 01/15/10*	93,000	91,185
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	450,000	466,683
Telefonica Europe BV 7.75% due 09/15/10	260,000	304,899
TELUS Corp. 7.50% due 06/01/07	69,000	74,969
TELUS Corp. 8.00% due 06/01/11	78,000	92,436
		1,999,408

MATERIALS — 0.4%

Chemicals — 0.2%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11	285,000	335,719

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	35,000	37,931
Consumers International, Inc. 10.25% due 04/01/05†(5)(6)(8)(9)	20,000	2

Metals & Minerals — 0.2%
Alcan, Inc. 6.45% due 03/15/11	130,000	144,534
Inco, Ltd. 7.20% due 09/15/32	190,000	221,444
Noranda, Inc. 6.00% due 10/15/15	139,000	145,537
		885,167

UTILITIES — 0.4%

Telephone — 0.4%
British Telecommunications, PLC 7.13% due 12/15/05	14,000	14,602
Deutsche Telekom International Finance BV 3.88% due 07/22/08	20,000	19,965
Deutsche Telekom International Finance BV 8.00% due 06/15/10	400,000	476,549
Deutsche Telekom International Finance BV 8.25% due 06/15/30	351,000	463,481
		974,597

TOTAL FOREIGN BONDS & NOTES (cost $11,744,200)		12,428,635

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $211,440,132)		232,342,645

Short-Term Investment Securities — 0.1%

CORPORATE SHORT-TERM NOTES — 0.1%
Prudential Funding Corp. 2.10% due 01/03/05 (cost $199,976)(12)		200,000	199,977

Repurchase Agreements — 3.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $1,529,115 and collateralized by $1,080,000 of United States Treasury Bonds, bearing interest at 8.88%, due 08/15/17 and having an approximate value of $1,563,975		1,529,000	1,529,000
State Street Bank & Trust Co. Joint Repurchase Agreement (10)		1,057,000	1,057,000
UBS Warburg, LLC Joint Repurchase Agreement (10) (12) (13)		5,195,000	5,195,000

TOTAL REPURCHASE AGREEMENTS (cost $7,781,000)			7,781,000

TOTAL INVESTMENTS —
(cost $219,421,108)@	99.1%		240,323,622
Other assets less liabilities—	0.9		2,212,251

NET ASSETS—	100.0%		$242,535,873

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These seurities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the aggregate value of these securities was $14,044,894 representing 5.8% of net assets.  Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Commercial Mortgage-Backed Security
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Variable rate security - the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(5)	Bond in default
(6)	Fair valued security; see Note 1
(7)	Collateralized Mortgage Obligation
(8)	Illiquid security
(9)	Company has filed Chapter 11 bankruptcy.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	The security or a portion thereof represents collateral for open futures contracts.
(13)	The security or a portion thereof represents collateral for TBAs.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
ADR-	American Depository Receipt
GDR-	Global Depository Receipt
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
UYU-	Uruguay Peso

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)
7 Short	5 YR Interest Rate Swap (14)	March 2005	$761,933	$758,844	$3,089
6 Short	10 YR Interest Rate Swap (14)	March 2005	664,616	661,687	2,929
26 Short	US Treasury 5 YR Note	March 2005	2,858,067	2,847,812	10,255
14 Long	US Treasury 10 YR Note	March 2005	1,571,776	1,567,125	(4,651)
8 Long	US Treasury Bond	March 2005	905,782	900,000	(5,782)
					$5,840

(14) During the fiscal year, Wellington Management Company, LLP, the Portfolio’s subadviser, purchased futures contracts on interest rate swaps. The Portfolio has an investment restriction that states the Portfolio may not invest in futures contracts on interest rate swaps. Subsequent to December 31, 2004 Wellington Management Company, LLP executed trades to close any open futures contracts on interest rate swaps.

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	221,430	THB	8,700,000	01/12/05	$2,541
*	USD	184,932	COP	459,000,000	01/13/05	10,032
*	USD	2,531,279	JPY	263,411,000	01/13/05	41,687
*	USD	297,258	MXN	3,360,000	01/24/05	2,892
*	USD	14,120,225	EUR	10,644,000	01/27/05	350,244
*	USD	257,162	CZK	6,000,000	02/01/05	11,507
*	USD	256,122	PLN	820,000	02/01/05	16,628
	USD	115,237	ILS	500,000	02/03/05	353
	USD	123,805	SKK	3,640,000	02/03/05	3,782
	USD	107,585	HUF	20,000,000	02/16/05	2,071
*	USD	299,129	SGD	490,000	02/23/05	1,521
*	USD	278,990	KRW	293,200,000	02/24/05	3,918
*	USD	334,466	RUB	9,400,000	03/21/05	6,861
*	USD	244,788	TRL	36,400,000,000	04/19/05	13,520
	USD	291,028	ARS	870,000	05/18/05	626
*	USD	235,951	BRL	700,000	07/06/05	9,555
*	USD	333,470	INR	14,900,000	07/29/05	6,136
*	USD	369,460	CLP	214,900,000	11/10/05	16,370
*	USD	320,228	TWD	10,100,000	11/21/05	4,103
						504,347

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	BRL	250,000	USD	83,500	07/06/05	$(4,181)
*	CLP	172,600,000	USD	292,143	11/10/05	(17,742)
*	COP	270,000,000	USD	110,339	01/13/05	(4,345)
*	CZK	3,000,000	USD	129,121	02/01/05	(5,213)
*	EUR	10,644,000	USD	13,806,164	01/27/05	(664,303)
*	INR	7,340,000	USD	165,128	07/29/05	(2,168)
*	JPY	263,411,000	USD	2,531,270	01/13/05	(41,697)
*	KRW	215,000,000	USD	202,247	02/24/05	(5,206)
*	MXN	1,660,000	USD	146,217	01/24/05	(2,071)
*	PLN	410,000	USD	129,268	02/01/05	(7,106)
*	RUB	3,600,000	USD	128,548	03/21/05	(2,173)
*	SGD	170,000	USD	102,682	02/23/05	(1,625)
*	THB	5,800,000	USD	146,650	01/12/05	(2,665)
*	TRL	27,107,700,000	USD	177,695	04/19/05	(14,671)
*	TWD	5,010,000	USD	157,127	11/21/05	(3,754)
	USD	75,431	IDR	700,000,000	03/15/05	(265)
	USD	143,944	PHP	8,500,000	12/22/05	(34)
						(779,219)
	Net Unrealized Depreciation					$(274,872)

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CLP - Chilean Peso	PHP - Philippine Peso
COP - Colombian Peso	PLN - Polish Zloty
CZK - Czech Koruna	RUB - New Russian Ruble
EUR - Euro	SGD - Singapore Dollar
HUF - Hungarian Forint	SKK - Slovakian Koruna
IDR - Indonesian Rupiah	THB - Thailand Baht
ILS - Israeli Shekel	TRL - Turkish Lira
INR - Indian Rupee	TWD - New Taiwan Dollar
JPY - Japanese Yen	USD - United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED

INCOME PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 16.3%	Shares/ Principal Amount (11)	Value (Note 1)

CONSUMER DISCRETIONARY — 1.5%

Apparel & Textiles — 0.4%
Nike, Inc., Class B	8,740	$792,631

Automotive —0.2%
Advanced Auto Parts, Inc.†	5,805	253,562

Retail — 0.9%
AnnTaylor Stores Corp.†	7,000	150,710
Bed Bath & Beyond, Inc.†	3,500	139,405
Home Depot, Inc.	4,500	192,330
J.C. Penney Co., Inc.	1,975	81,765
Kohl’s Corp.†	9,765	480,145
Limited Brands	5,500	126,610
Target Corp.	3,000	155,790
Wal-Mart Stores, Inc.	5,500	290,510
		2,663,458
CONSUMER STAPLES — 0.6%

Food, Beverage & Tobacco — 0.4%
Altria Group, Inc.	4,200	256,620
Coca-Cola Co.	5,000	208,150
Diageo, PLC Sponsored ADR	3,000	173,640
PepsiCo, Inc.	3,000	156,600

Household & Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	3,400	155,618
Procter & Gamble Co.	3,500	192,780
		1,143,408
ENERGY — 0.8%

Energy Services — 0.2%
BJ Services Co.	3,850	179,179
Suncor Energy, Inc.	6,505	230,277

Energy Sources — 0.6%
ChevronTexaco Corp.	2,500	131,275
Exxon Mobil Corp.	9,000	461,340
Murphy Oil Corp.	3,565	286,804
Transocean, Inc.†	4,000	169,560
		1,458,435
FINANCE — 3.7%

Banks — 1.4%
Bank of America Corp.	24,350	1,144,206
Comerica, Inc.	3,000	183,060
J.P. Morgan Chase & Co.	3,000	117,030
North Fork Bancorp., Inc.	4,650	134,153
U.S. Bancorp	7,000	219,240
Wells Fargo & Co.	12,220	759,473

Financial Services — 1.2%
American Express Co.	4,900	276,213
Capital One Financial Corp.	3,500	294,735
Citigroup, Inc.	8,833	425,574

Goldman Sachs Group, Inc.	6,275	652,851
Merrill Lynch & Co., Inc.	5,000	298,850
Morgan Stanley	1,650	91,608
SLM Corp.	3,220	171,916

Insurance — 1.1%
Aetna, Inc.	7,975	994,881
Allstate Corp.	6,840	353,765
Berkshire Hathaway, Inc., Class B†	196	575,456
		6,693,011
HEALTHCARE — 2.6%

Drugs — 1.0%
Abbott Laboratories	4,000	186,600
Amgen, Inc.†	3,000	192,450
Forest Laboratories, Inc.†	2,445	109,683
Genentech, Inc.†	15,305	833,204
Invitrogen Corp.†	2,680	179,908
Merck & Co., Inc.	4,000	128,560
Pfizer, Inc.	9,920	266,749

Health Services — 1.1%
Pacificare Health Systems, Inc.†	3,000	169,560
UnitedHealth Group, Inc.(12)	18,085	1,592,023
Wellpoint, Inc.†	2,100	241,500

Medical Products — 0.5%
Becton Dickinson & Co.	4,000	227,200
Johnson & Johnson	5,300	336,126
Medtronic, Inc.	3,000	149,010
St. Jude Medical, Inc.†	4,000	167,720
		4,780,293
INDUSTRIAL & COMMERCIAL — 1.6%

Aerospace & Military Technology — 0.6%
General Dynamics Corp.	2,000	209,200
Lockheed Martin Corp.	3,225	179,149
Northrop Grumman Corp.	4,345	236,194
United Technologies Corp.	3,800	392,730

Business Services — 0.0%
Xerox Corp.†	5,000	85,050

Electrical Equipment — 0.1%
Roper Industries, Inc.	2,500	151,925

Machinery — 0.1%
Dover Corp.	5,500	230,670

Multi-Industry — 0.7%
3M Co.	1,720	141,160
General Electric Co.	17,000	620,500
ITT Industries, Inc.	2,000	168,900
Tyco International, Ltd.	9,400	335,956

Transportation — 0.1%
United Parcel Service, Inc., Class B	3,000	256,380
		3,007,814
INFORMATION & ENTERTAINMENT — 0.6%

Broadcasting & Media — 0.4%
Comcast Corp., Class A†	7,000	232,960
Time Warner, Inc.†	14,000	272,160

Viacom, Inc., Class B	5,000	181,950

Leisure & Tourism — 0.2%
Carnival Corp.	4,200	242,046
McDonald’s Corp.	5,000	160,300
Outback Steakhouse, Inc.	1,380	63,176
		1,152,592
INFORMATION TECHNOLOGY — 4.7%

Communication Equipment — 0.1%
QUALCOMM, Inc.	4,500	190,800

Computer Services — 0.1%
Symantec Corp.†	8,970	231,067

Computer Software — 0.8%
Electronic Arts, Inc.†	14,875	917,490
Microsoft Corp.	17,200	459,412
Oracle Corp.†	12,000	164,640

Computers & Business Equipment — 0.9%
Apple Computer, Inc.†	16,910	1,089,004
Dell, Inc.†	4,000	168,560
International Business Machines Corp.	3,400	335,172

Electronics — 0.8%
Applied Materials, Inc.†	15,000	256,500
Energizer Holdings, Inc.†	5,875	291,929
Intel Corp.	8,000	187,120
L-3 Communications Holdings, Inc.	3,500	256,340
Texas Instruments, Inc.	20,085	494,493

Internet Content — 1.1%
Amazon.com, Inc.†	6,360	281,684
eBay, Inc.†	8,065	937,798
Yahoo!, Inc.†	19,545	736,456

Telecommunications — 0.9%
Cisco Systems, Inc.†	9,600	185,280
Motorola, Inc.	9,200	158,240
Nextel Communications, Inc., Class A†	24,565	736,950
Nokia Oyj Sponsored ADR	14,000	219,380
Verizon Communications, Inc.	7,000	283,570
		8,581,885
MATERIALS — 0.2%

Chemicals — 0.2%
Dow Chemical Co.	5,000	247,550
du Pont (E.I.) de Nemours and Co.	3,000	147,150
		394,700

TOTAL COMMON STOCK (cost $23,701,823)		29,875,596

Asset-Backed Securities — 10.2%

FINANCE — 10.2%

Banks — 0.7%
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(1)	$1,100,000	1,182,650

Financial Services — 9.5%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*	100,000	100,781

Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	550,000	545,063
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(1)	85,000	91,461
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.82% due 01/25/05(7)	411,354	412,914
Bear Stearns Commercial Mtg. Secs, Inc., Series 1998-C1 A2 6.44% due 06/16/30(1)	200,000	215,626
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10	990,000	981,068
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	500,000	497,360
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10	990,000	980,194
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10	990,000	963,868
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09	500,000	495,313
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(1)	88,001	93,265
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% due 01/17/35(1)	200,000	213,748
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(1)	357,743	380,388
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08	990,000	982,748
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	915,000	910,105
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*	1,100,000	1,068,262
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10	225,000	222,511
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18% due 01/12/37(1)	600,000	600,713
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 05/15/05(1)	240,000	262,575
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(1)	1,100,000	1,231,405
Morgan Stanley Dean Witter Capital I, Series 1998-HF2 A2 6.48% due 11/15/30(1)	100,000	107,644
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(1)	217,200	241,260
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	690,000	676,401
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(1)	600,000	648,996
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(1)	500,000	566,606
Onyx Acceptance Owner Trust, Series 2004-C A3 2.94% due 11/15/08	610,000	605,584
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10	210,000	233,323
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09	202,000	214,916
Residential Funding Mortgage Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16	230,000	226,138
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10	990,000	971,560
Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB A2 4.59% due 01/25/35(7)	1,300,000	1,304,418
World Omni Auto Receivables Trust, Series 2004-A A4 3.96% due 07/12/1	400,000	402,100

TOTAL ASSET-BACKED SECURITIES (cost $18,709,319)		18,630,964

Bonds & Notes — 63.0%

CONSUMER DISCRETIONARY — 1.4%

Automotive — 0.7%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	515,000	558,577
Dana Corp. 5.85% due 01/15/15*	22,000	21,780
Delphi Corp. 6.50% due 08/15/13	65,000	64,279
Ford Motor Co. 7.45% due 07/16/31	565,000	568,242
General Motors Corp. 8.80% due 03/01/21	52,000	56,270

Housing & Household Durables — 0.5%
Centex Corp. 7.50% due 01/15/12	120,000	138,328
Centex Corp. 7.88% due 02/01/11	220,000	256,982
Lennar Corp. 7.63% due 03/01/09	90,000	101,062
Pulte Homes, Inc. 7.88% due 08/01/11	100,000	116,008
Pulte Homes, Inc. 8.13% due 03/01/11	185,000	219,993

Retail — 0.2%
May Department Stores Co. 3.95% due 07/15/07	34,000	34,057
May Department Stores Co. 6.65% due 07/15/24	38,000	39,985
Real Mex Restaurants, Inc. 10.00% due 04/01/10*	10,000	10,425
Safeway, Inc. 6.50% due 03/01/11	20,000	21,904
Staples, Inc. 7.38% due 10/01/12	185,000	215,265
Wal-Mart Stores, Inc. 6.88% due 08/10/09	44,000	49,407
		2,472,564

CONSUMER STAPLES — 1.1%

Food, Beverage & Tobacco — 1.1%
Altria Group, Inc. 7.00% due 11/04/13	215,000	232,963
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	31,000	41,334

ConAgra Foods, Inc. 6.75% due 09/15/11	300,000	337,522
Kraft Foods, Inc. 4.13% due 11/12/09	420,000	417,702
Kraft Foods, Inc. 5.63% due 11/01/11	80,000	84,715
Kraft Foods, Inc. 6.25% due 06/01/12	240,000	263,464
Pepsico, Inc. 3.20% due 05/15/07	39,000	38,812
Philip Morris Cos., Inc. 6.38% due 02/01/06	160,000	164,004
Tyson Foods, Inc. 8.25% due 10/01/11	310,000	368,109

Household & Personal Products — 0.0%
Maytag Corp., Series MTN 5.00% due 05/15/15	37,000	34,389
Revlon Consumer Products Corp. 8.63% due 02/01/08	5,000	4,463
		1,987,477

EDUCATION — 0.1%

Education — 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96	200,000	251,000

ENERGY — 1.4%

Energy Services — 1.0%
Enterprise Products Operating LP 4.63% due 10/15/09*	260,000	259,592
Enterprise Products Operating LP 6.65% due 10/15/34*	195,000	201,683
Halliburton Co. 5.50% due 10/15/10	250,000	263,320
Halliburton Co. 8.75% due 02/15/21	150,000	197,031
Motiva Enterprises, LLC 5.20% due 09/15/12*	290,000	298,652
PacifiCorp, Series MBIA 6.38% due 05/15/08	280,000	302,071
Premcor Refining Group, Inc. 6.13% due 05/01/11	220,000	230,450
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17	125,000	146,529

Energy Sources — 0.4%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	320,000	418,965
Chesapeake Energy Corp. 6.88% due 01/15/16	15,000	15,713
Chesapeake Energy Corp. 7.75% due 01/15/15	25,000	27,187
ConocoPhillips 7.00% due 03/30/29	59,000	69,875
Energy Corp. of America, Series A 9.50% due 05/15/07	66,000	63,030
Pemex Project Funding Master Trust 8.63% due 03/22/05	25,000	29,087
		2,523,185

FINANCE — 12.0%

Banks — 2.5%
American Express Centurion Bank 2.57% due 11/16/09(2)(6)	24,000	24,000
Bank of America Corp. 7.40% due 01/15/11	910,000	1,054,124
BankBoston Capital Trust IV 3.04% due 06/08/28(2)	36,000	34,715
BB&T Corp. 4.75% due 10/01/12	410,000	412,080
Credit Suisse First Boston 6.50% due 05/01/08*	24,000	25,906
First Maryland Capital II 3.01% due 02/01/27(2)	32,000	31,020
HSBC Bank USA 5.88% due 11/01/34	44,000	44,554
Huntington National Bank 4.65% due 06/30/09	380,000	387,257
Huntington National Bank 8.00% due 04/01/10	45,000	52,299
Key Bank NA 4.10% due 06/30/05	38,000	38,267
Key Bank NA 5.80% due 07/01/14	45,000	47,659
Key Bank NA 7.00% due 02/01/11	15,000	16,860
MBNA America Bank NA 5.38% due 01/15/08	380,000	396,886
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	370,000	388,648
National City Bank (OH) 3.38% due 10/15/07	43,000	42,765
National City Corp. 7.20% due 05/15/05	220,000	223,372
NCNB Corp. 9.38% due 09/15/09	80,000	97,358
Popular North America, Inc., Series MTNE 3.88% due 10/01/08	330,000	329,579
Popular North America, Inc., Series MTNE 6.13% due 10/15/06	65,000	67,743
Rabobank Capital Funding III Trust 5.25% due 12/31/16*(4)	38,000	37,793
Summit Capital Trust I, Series B 8.40% due 03/15/27	51,000	56,366

U.S. Bancorp 7.50% due 06/01/26	245,000	305,322
US Bank NA 3.70% due 08/01/07	34,000	34,063
US Bank NA 3.90% due 08/15/08	6,000	6,016
Washington Mutual Bank FA 5.50% due 01/15/13	38,000	39,243
Wells Fargo & Co. 4.20% due 01/15/10	21,000	21,085
Wells Fargo & Co. 5.13% due 09/01/12	27,000	27,921
Wells Fargo & Co. 6.38% due 08/01/11	370,000	409,645

Financial Services — 6.1%
Athena Neurosciences Finance, LLC 7.25% due 02/21/08	265,000	276,925
Boeing Capital Corp. 6.50% due 02/15/12	390,000	436,988
CIT Group, Inc. 4.13% due 11/03/09	38,000	37,831
Citigroup, Inc. 5.00% due 09/15/14*	1,022,000	1,026,930
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*	90,000	97,200
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06	61,000	62,904
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	49,000	48,393
Downey Financial Corp. 6.50% due 07/01/14	37,000	38,514
Duke Capital, LLC 8.00% due 10/01/19	41,000	50,034
ERAC USA Finance Co. 8.00% due 01/15/11*	110,000	129,490
Farmers Exchange Capital 7.05% due 07/15/28*	630,000	645,299
Ford Motor Credit Co. 5.70% due 01/15/10	405,000	408,687
Ford Motor Credit Co. 6.88% due 02/01/06	41,000	42,238
Ford Motor Credit Co. 7.00% due 10/01/13	20,000	21,203
Ford Motor Credit Co. 7.38% due 10/28/09	36,000	38,832
Ford Motor Credit Co. 7.38% due 02/01/11	750,000	808,313
Ford Motor Credit Co. 7.88% due 06/15/10	60,000	66,105
General Electric Capital Corp., Series MTN 2.80% due 01/15/07	43,000	42,430
General Electric Capital Corp., Series MTNA 4.38% due 11/21/11	41,000	40,757
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07	41,000	42,588
General Electric Capital Corp., Series MTNA 5.88% due 02/15/12	61,000	66,003
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	460,000	501,417
General Motors Acceptance Corp. 6.75% due 12/01/14	320,000	320,437
General Motors Acceptance Corp. 6.88% due 09/15/11	784,000	803,438
General Motors Corp. 8.38% due 07/15/33	953,000	987,387
Goldman Sachs Group, Inc. 6.60% due 01/15/12	350,000	390,614
Household Finance Corp. 4.13% due 11/16/09	41,000	40,779
Household Finance Corp. 6.38% due 10/15/11	840,000	927,693
IPCS Escrow Co. 11.50% due 05/01/12*	80,000	90,800
JP Morgan Chase & Co. 5.13% due 09/15/14	1,005,000	1,011,593
JP Morgan Chase & Co. 5.25% due 05/30/07	44,000	45,742
JP Morgan Chase & Co. 6.63% due 03/15/12	38,000	42,534
JP Morgan Chase Capital XIII 3.50% due 09/30/34(2)	30,000	29,835
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12	23,000	25,718
Morgan Stanley 4.00% due 01/15/10	2,000	1,977
Morgan Stanley 4.75% due 04/01/14	260,000	253,346
Morgan Stanley 6.75% due 04/15/11	340,000	381,357
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09	64,444	68,796
PNC Funding Corp. 5.75% due 08/01/06	39,000	40,445
Pricoa Global Funding I 4.35% due 06/15/08*	3,000	3,045
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14	235,000	236,126
PX Escrow Corp. 9.63% due 02/01/06(3)	25,000	24,375
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06	44,000	45,368
SB Treasury Co., LLC 9.40% due 06/30/08*(4)	370,000	426,266
TIAA Global Markets, Inc. 4.13% due 11/15/07*	32,000	32,408
Washington Mutual Capital I 8.38% due 06/01/27	47,000	52,115
Washington Mutual, Inc. 4.38% due 01/15/08	20,000	20,312

Insurance — 3.4%
AAG Holding Co., Inc. 6.88% due 06/01/08	190,000	200,158
ACE Capital Trust II 9.70% due 04/01/30	360,000	478,361
ACE INA Holdings, Inc. 8.30% due 08/15/06	140,000	149,666
Allstate Corp. 7.20% due 12/01/09	38,000	43,065
Allstate Financing II 7.83% due 12/01/45	53,000	57,196
American Financial Group, Inc. 7.13% due 04/15/09	280,000	308,773
Amerus Life Holdings, Inc. 6.95% due 06/15/05	280,000	283,891
Assurant, Inc. 5.63% due 02/15/14	17,000	17,557
Assurant, Inc. 6.75% due 02/15/34	22,000	23,831

Equitable Cos., Inc. 7.00% due 04/01/28	160,000	184,541
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	55,000	55,150
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05	20,000	20,188
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10	340,000	402,908
Fidelity National Financial, Inc. 7.30% due 08/15/11	53,000	58,154
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*	350,000	408,404
Jackson National Life Insurance Co. 8.15% due 03/15/27*	49,000	60,954
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	320,000	335,034
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14	440,000	429,908
Metropolitan Life Global Funding I 4.75% due 06/20/07*	53,000	54,377
MONY Group, Inc. 7.45% due 12/15/05	215,000	222,745
Ohio Casualty Corp. 7.30% due 06/15/14	33,000	35,514
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11	390,000	380,636
ReliaStar Financial Corp. 8.00% due 10/30/06	250,000	270,319
Selective Insurance Group, Inc. 7.25% due 11/15/34*	22,000	22,349
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	260,000	270,500
Torchmark Corp. 6.25% due 12/15/06	210,000	220,707
Travelers Property Casualty Corp. 6.38% due 03/15/33	130,000	133,526
Unitrin, Inc. 4.88% due 11/01/10	295,000	293,035
W.R. Berkley Capital Trust 8.20% due 12/15/45	320,000	338,692
XL Capital, Ltd. 5.25% due 09/15/14	335,000	335,719
XL Capital, Ltd. 6.38% due 11/15/24	54,000	56,842
		22,036,833

HEALTHCARE — 1.7%

Drugs — 0.6%
Merck & Co., Inc. 2.50% due 03/30/07	24,000	23,428
Merck & Co., Inc. 5.95% due 12/01/28	21,000	21,735
Pfizer, Inc. 2.50% due 03/15/07	44,000	43,100
Schering-Plough Corp. 6.50% due 12/01/33	414,000	466,010
Wyeth 6.95% due 03/15/11	460,000	517,942

Health Services — 0.9%
Anthem, Inc. 6.80% due 08/01/12	390,000	441,510
Cardinal Health, Inc. 6.75% due 02/15/11	125,000	137,505
Community Health Systems, Inc. 6.50% due 12/15/12*	20,000	20,150
HCA, Inc. 6.95% due 05/01/12	25,000	26,322
Humana, Inc. 7.25% due 08/01/06	440,000	463,222
Radiologix, Inc., Series B 10.50% due 12/15/08	20,000	22,000
Tenet Healthcare Corp. 6.50% due 06/01/12	25,000	23,125
UnitedHealth Group, Inc. 7.50% due 11/15/05	380,000	392,198
WellPoint Health Networks, Inc. 6.38% due 01/15/12	110,000	121,168

Medical Products — 0.2%
Allegiance Corp. 7.00% due 10/15/26	354,000	382,215
MEDIQ/PRN Life Support Services, Inc. 11.00% due 06/01/08†(6)(8)	25,000	0
		3,101,630

INDUSTRIAL & COMMERCIAL — 1.0%

Aerospace & Military Technology — 0.1%
Goodrich Corp. 7.50% due 04/15/08	170,000	188,201

Business Services — 0.8%
Allied Waste North America, Inc., Series B 5.75% due 02/15/11	30,000	28,200
Convergys Corp. 4.88% due 12/15/09	41,000	40,813
Erac USA Finance Co. 8.25% due 05/01/05*	180,000	182,966
Hertz Corp. 4.70% due 10/02/06	6,000	6,066
Hertz Corp. 6.90% due 08/15/14	12,000	12,372
Hertz Corp. 7.63% due 06/01/12	24,000	26,284
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	400,000	414,116
Monsanto Co. 7.38% due 08/15/12	430,000	502,790
PHH Corp. 6.00% due 03/01/08	41,000	43,235
Rent-Way, Inc. 11.88% due 06/15/10	25,000	28,156
Xerox Corp. 6.88% due 08/15/11	40,000	42,600

Machinery — 0.0%
Manitowoc Co., Inc. 10.50% due 08/01/12	10,000	11,500

Multi-Industry — 0.0%
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*	34,000	34,545

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	31,000	40,346
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22	154,125	173,309
		1,775,499

INFORMATION & ENTERTAINMENT — 3.8%

Broadcasting & Media — 2.0%
AOL Time Warner, Inc. 6.88% due 05/01/12	300,000	341,657
AOL Time Warner, Inc. 7.63% due 04/15/31	510,000	616,978
Cablevision Systems Corp. 8.00% due 04/15/12*	85,000	90,737
Chancellor Media Corp. 8.00% due 11/01/08	350,000	392,975
Charter Communications Holdings, LLC 11.13% due 01/15/11	100,000	90,500
Comcast Cable Communications, Inc. 8.50% due 05/01/27	80,000	106,175
Cox Communications, Inc. 5.45% due 12/15/14*	370,000	369,986
Cox Communications, Inc. 7.13% due 10/01/12	20,000	22,417
Cox Communications, Inc. 7.75% due 08/15/06	22,000	23,401
Cox Communications, Inc. 7.75% due 11/01/10	424,000	485,689
Cox Enterprises, Inc. 8.00% due 02/15/07*	22,000	23,663
Interpublic Group Cos., Inc. 6.25% due 11/15/14	44,000	44,522
LBI Media, Inc. 11.00% due 10/15/13(3)	15,000	11,025
Liberty Media Corp. 3.99% due 09/17/06(2)	37,000	37,454
Liberty Media Corp. 7.75% due 07/15/09	370,000	410,497
News America Holdings, Inc. 7.75% due 12/01/45	34,000	41,321
Time Warner, Inc. 6.88% due 06/15/18	21,000	23,745
USA Interactive 7.00% due 01/15/13	490,000	540,503
Young Broadcasting, Inc. 10.00% due 03/01/11	15,000	16,013

Entertainment Products — 0.2%
Walt Disney Co. 5.38% due 06/01/07	300,000	311,852

Leisure & Tourism — 1.6%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11	335,000	316,453
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12	82,848	81,649
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 10/15/09	240,000	246,915
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15	70,730	52,198
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19	64,526	65,235
Continental Airines, Inc., Series RJ04 Pass Through 9.56% due 09/01/19	35,475	35,739
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08	450,000	453,897
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	63,437	61,616
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 02/01/05	12,383	10,044
Delta Air Lines, Inc. 10.00% due 08/15/08	20,000	14,750
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 11/18/10	115,000	113,437
Delta Air Lines, Inc., Series 01-1 Pass Through 6.62% due 03/18/11	106,056	104,190
GTECH Holdings Corp. 4.50% due 12/01/09*	180,000	179,988
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	190,000	196,674
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	390,000	452,969
Hilton Hotels Corp. 7.50% due 12/15/17	46,000	53,782
Hilton Hotels Corp. 7.95% due 04/15/07	49,000	53,297
MGM Mirage, Inc. 5.88% due 02/27/14	60,000	58,950
OED Corp. 8.75% due 04/15/12	25,000	24,500
Six Flags, Inc. 4.50% due 05/15/15	10,000	11,250
Six Flags, Inc. 9.75% due 04/15/13	5,000	5,075
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	320,000	356,918
		6,950,636

INFORMATION TECHNOLOGY — 1.7%

Computer Services — 0.0%

Computer Sciences Corp. 6.75% due 06/15/06	6,000	6,282

Telecommunications — 1.7%
American Cellular Corp., Series B 10.00% due 08/01/11	70,000	60,025
American Tower Corp. 9.38% due 02/01/09	3,000	3,173
AT&T Broadband Corp. 8.38% due 03/15/13	410,000	505,569
AT&T Corp. 8.05% due 11/15/11	240,000	276,300
AT&T Wireless Services, Inc. 7.35% due 03/01/06	57,000	59,630
AT&T Wireless Services, Inc. 7.88% due 03/01/11	410,000	483,233
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	22,000	21,193
Citizens Communications Co. 9.00% due 08/15/31	21,000	23,993
Continental Cablevision, Inc. 9.50% due 08/01/13	100,000	108,263
LCI International, Inc. 7.25% due 06/15/07	190,000	184,775
Nextel Communications, Inc. 5.95% due 03/15/14	40,000	41,400
Nextel Communications, Inc. 7.38% due 08/01/15	40,000	44,000
Rural Cellular Corp. 9.75% due 01/15/10	65,000	58,825
SBC Communications, Inc. 5.10% due 09/15/14	610,000	615,669
Sprint Capital Corp. 6.13% due 11/15/08	180,000	193,036
Sprint Capital Corp. 6.88% due 11/15/28	190,000	208,010
Sprint Capital Corp. 7.63% due 01/30/11	210,000	243,818
TCI Communications, Inc. 7.88% due 02/15/26	26,000	31,929
TCI Communications, Inc. 8.75% due 08/01/15	25,000	31,886
Telecommunications Techniques Co., LLC 9.75% due 05/15/08†(5)(6)(8)(9)	25,000	0
		3,201,009

MATERIALS — 1.8%

Chemicals — 0.5%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	6,000	6,049
Ferro Corp. 9.13% due 01/01/09	220,000	244,792
IMC Global, Inc., Series B 10.88% due 06/01/08	20,000	24,000
IMC Global, Inc., Series B 11.25% due 06/01/11	10,000	11,550
Lubrizol Corp. 4.63% due 10/01/09	255,000	254,606
Lubrizol Corp. 6.50% due 10/01/34	285,000	290,260
Lubrizol Corp. 7.25% due 06/15/25	61,000	66,569
Lyondell Chemical Co., Series B 9.88% due 05/01/07	7,000	7,332
Rohm & Haas Co. 7.85% due 07/15/29	26,000	33,918
RPM International, Inc. 4.45% due 10/15/09*	34,000	33,338

Forest Products — 0.7%
Georgia-Pacific Corp. 8.00% due 01/15/24	10,000	11,600
International Paper Co. 6.75% due 09/01/11	370,000	414,819
Temple-Inland, Inc. 7.88% due 05/01/12	420,000	497,090
West Fraser Timber Co., Ltd. 5.20% due 10/15/14*	28,000	28,111
Weyerhaeuser Co. 5.50% due 03/15/05	11,000	11,051
Weyerhaeuser Co. 5.95% due 11/01/08	91,000	97,448
Weyerhaeuser Co. 6.13% due 03/15/07	16,000	16,847
Weyerhaeuser Co. 6.75% due 03/15/12	220,000	247,903

Metals & Minerals — 0.4%
Crown Cork & Seal, Inc. 8.00% due 04/15/23	35,000	34,475
Phelps Dodge Corp. 8.75% due 06/01/11	295,000	359,686
Timken Co. 5.75% due 02/15/10	215,000	219,014

Plastic — 0.2%
Sealed Air Corp. 5.38% due 04/15/08*	275,000	285,728
Sealed Air Corp. 5.63% due 07/15/13*	65,000	67,244
		3,263,430

MUNICIPAL BONDS — 0.2%

Municipal Bonds — 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05	290,000	297,952
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	108,019
		405,971

REAL ESTATE — 1.3%

Real Estate Companies — 0.3%
Liberty Property LP 7.25% due 03/15/11	200,000	226,319
Liberty Property LP 8.50% due 08/01/10	220,000	262,362
Susa Partnership LP 6.95% due 07/01/06	95,000	100,114

Real Estate Investment Trusts — 1.0%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10	490,000	563,909
Health Care Property Investors, Inc. 6.00% due 03/01/15	280,000	297,105
Health Care Property Investors, Inc. 6.45% due 06/25/12	40,000	43,796
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	295,000	343,652
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	25,000	25,688
Regency Centers LP 7.75% due 04/01/09	110,000	124,703
Spieker Properties LP 7.65% due 12/15/10	310,000	358,470
		2,346,118

U.S. GOVERNMENT AGENCIES — 9.6%

U.S. Government Agencies — 9.6%
Federal Farm Credit Bank 2.63% due 09/17/07	100,000	98,087
Federal Home Loan Bank 2.75% due 12/15/06	130,000	128,784
Federal Home Loan Bank 2.88% due 05/23/06	200,000	199,356
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07	118,000	117,332
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14	130,000	129,948
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19	482,378	481,066
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	123,143	122,370
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34	675,000	670,761
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34	244,997	243,459
Federal Home Loan Mtg. Corp. 5.50% due 09/01/19	392,723	405,891
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34	168,359	171,142
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33	263,993	273,085
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16	32,267	34,197
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(7)	96,000	103,117
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29	47,865	50,299
Federal Home Loan Mtg. Corp. 6.50% due 07/01/34	80,462	84,450
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10	65,000	74,204
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(7)	16,651	16,920
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32	54,661	57,932
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(7)	16,454	16,553
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08	34,706	35,806
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19	2,710	2,987
Federal National Mtg. Assoc. 3.25% due 06/28/06	121,000	120,959
Federal National Mtg. Assoc. 3.38% due 05/15/07	70,000	70,001
Federal National Mtg. Assoc. 3.41% due 08/30/07	130,000	129,561
Federal National Mtg. Assoc. 4.56% due 01/01/15	994,699	990,740
Federal National Mtg. Assoc. 5.00% due 12/01/17	1,204,575	1,225,358
Federal National Mtg. Assoc. 5.00% due 03/01/18	635,925	646,712
Federal National Mtg. Assoc. 5.00% due 01/01/19	940,940	956,900
Federal National Mtg. Assoc. 5.00% due 02/01/19	895,761	910,679
Federal National Mtg. Assoc. 5.00% due 03/01/19	868,886	883,357
Federal National Mtg. Assoc. 5.00% due 06/01/19	119,683	121,676
Federal National Mtg. Assoc. 5.50% due 07/01/16	10,194	10,552
Federal National Mtg. Assoc. 5.50% due 03/01/18	118,261	122,323
Federal National Mtg. Assoc. 5.50% due 03/01/18	736,216	761,688
Federal National Mtg. Assoc. 5.50% due 07/01/19	159,195	164,632
Federal National Mtg. Assoc. 5.50% due 12/01/33	896,833	911,255
Federal National Mtg. Assoc. 5.50% due 06/01/34	97,923	99,471
Federal National Mtg. Assoc. 5.92% due 10/01/11	589,245	636,109
Federal National Mtg. Assoc. 5.94% due 11/01/11	966,842	1,044,697
Federal National Mtg. Assoc. 6.00% due 06/01/17	72,993	76,531
Federal National Mtg. Assoc. 6.00% due 12/01/33	223,689	231,403
Federal National Mtg. Assoc. 6.00% due 05/01/34	176,921	183,035
Federal National Mtg. Assoc. 6.00% due 08/01/34	159,610	165,134
Federal National Mtg. Assoc. 6.06% due 09/01/11	280,806	303,813
Federal National Mtg. Assoc. 6.11% due 05/01/11	315,891	343,876
Federal National Mtg. Assoc. 6.18% due 07/01/08	22,950	24,353
Federal National Mtg. Assoc. 6.27% due 11/01/07	77,831	81,920
Federal National Mtg. Assoc. 6.34% due 01/01/08	17,418	18,402
Federal National Mtg. Assoc. 6.36% due 07/01/08	113,146	120,191
Federal National Mtg. Assoc. 6.43% due 01/01/08	22,848	24,203
Federal National Mtg. Assoc. 6.50% due 01/01/17	93,440	99,102
Federal National Mtg. Assoc. 6.50% due 09/01/32	278,729	292,559
Federal National Mtg. Assoc. 6.50% due 04/01/34	162,395	170,359
Federal National Mtg. Assoc. 6.52% due 02/01/11	384,235	421,699
Federal National Mtg. Assoc. 6.59% due 11/01/07	91,213	96,661
Federal National Mtg. Assoc. 6.63% due 11/15/30	130,000	154,916
Federal National Mtg. Assoc. 7.04% due 03/01/07	73,109	76,969
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(7)	2,370	2,426
Government National Mtg. Assoc. 5.00% due January TBA	500,000	499,844
Government National Mtg. Assoc. 6.00% due 02/15/33	200,454	207,886
Government National Mtg. Assoc. 7.00% due 04/15/23	3,510	3,750
Government National Mtg. Assoc. 7.00% due 05/15/23	2,243	2,397
Government National Mtg. Assoc. 7.00% due 09/15/28	9,493	10,106
Government National Mtg. Assoc. 7.00% due 11/15/28	115,350	122,793
Government National Mtg. Assoc. 7.00% due 03/15/29	34,892	37,115
Government National Mtg. Assoc. 7.00% due 07/15/31	154,033	163,719
Government National Mtg. Assoc. 7.25% due 04/15/27	23,700	25,384
Government National Mtg. Assoc. 7.50% due 09/15/22	3,574	3,866
Government National Mtg. Assoc. 7.50% due 11/15/23	10,126	10,950
Government National Mtg. Assoc. 7.50% due 12/15/27	17,727	19,080
Government National Mtg. Assoc. 7.50% due 05/15/28	9,028	9,701
Government National Mtg. Assoc. 7.50% due 05/15/28	58,354	62,704
Government National Mtg. Assoc. 7.50% due 01/15/32	58,343	62,666
Government National Mtg. Assoc. 8.00% due 02/15/30	25,974	28,198
Government National Mtg. Assoc. 8.50% due 11/15/17	2,566	2,823
Government National Mtg. Assoc. 8.50% due 11/15/17	6,052	6,659
Government National Mtg. Assoc. 9.00% due 11/15/21	2,070	2,327
		17,493,936

U.S. GOVERNMENT OBLIGATIONS — 23.1%

U.S. Treasuries — 23.1%
United States Treasury Bond Strip zero coupon due 11/15/21(12)	1,900,000	816,582
United States Treasury Bond Strip zero coupon due 11/15/27	900,000	281,997
United States Treasury Bonds 5.38% due 02/15/31	57,000	61,636
United States Treasury Bonds 5.50% due 08/15/28	2,500,000	2,705,859
United States Treasury Bonds 6.25% due 08/15/23	115,000	134,635
United States Treasury Bonds 6.38% due 08/15/27	1,850,000	2,221,445
United States Treasury Bonds 6.88% due 08/15/25	2,000,000	2,519,140
United States Treasury Bonds 7.13% due 02/15/23	1,050,000	1,339,858
United States Treasury Bonds 7.50% due 11/15/16	800,000	1,022,344
United States Treasury Bonds 8.75% due 08/15/20	500,000	722,735
United States Treasury Bonds 8.88% due 08/15/17	2,000,000	2,834,217
United States Treasury Bonds 8.88% due 02/15/19	500,000	719,317
United States Treasury Bonds 9.25% due 02/15/16	1,900,000	2,712,176
United States Treasury Bonds 11.25% due 02/15/15	400,000	628,766
United States Treasury Notes 1.63% due 02/28/06	2,700,000	2,663,402
United States Treasury Notes 2.00% due 08/31/05	57,000	56,777
United States Treasury Notes 2.25% due 02/15/07	2,000	1,966
United States Treasury Notes 2.50% due 10/31/06	12,000	11,888
United States Treasury Notes 2.63% due 05/15/08	17,000	16,620
United States Treasury Notes 2.75% due 06/30/06	10,000	9,973
United States Treasury Notes 3.25% due 08/15/07	2,000,000	2,002,968
United States Treasury Notes 3.38% due 10/15/09	61,000	60,400
United States Treasury Notes 4.25% due 08/15/13	190,000	191,499
United States Treasury Notes 4.25% due 08/15/14	74,000	74,165
United States Treasury Notes 4.25% due 11/15/14	20,000	20,052
United States Treasury Notes 4.38% due 05/15/07	2,000,000	2,055,546
United States Treasury Notes 4.88% due 02/15/12	35,000	36,993
United States Treasury Notes 5.00% due 08/15/11	8,000	8,517
United States Treasury Notes 5.75% due 11/15/05	750,000	769,219
United States Treasury Notes 6.25% due 02/15/07	2,100,000	2,235,188
United States Treasury Notes 6.50% due 10/15/06(12)	7,210,000	7,642,037
United States Treasury Notes 6.50% due 02/15/10	1,200,000	1,358,578
United States Treasury Notes 6.75% due 05/15/05	2,000,000	2,030,938
United States Treasury Notes 7.00% due 07/15/06	2,100,000	2,226,491
		42,193,924

UTILITIES — 2.8%

Electric Utilities — 2.4%
AEP Texas North Co., Series B 5.50% due 03/01/13	180,000	186,968
AES Corp. 7.75% due 03/01/14	100,000	108,500
Alabama Power Co., Series Y 2.80% due 12/01/06	38,000	37,531
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	175,000	181,367
Arizona Public Service Co. 5.80% due 06/30/14	380,000	405,786
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08	350,000	366,236
Duke Energy Corp. 4.20% due 10/01/08	390,000	392,974
Edison Mission Energy 9.88% due 04/15/11	35,000	41,475
FPL Group Capital, Inc. 3.25% due 04/11/06	6,000	6,003
NSTAR 8.00% due 02/15/10	200,000	233,668
Pepco Holdings, Inc. 5.50% due 08/15/07	310,000	322,374
Pnpp II Funding Corp. 9.12% due 05/30/16	21,000	24,703
Progress Energy, Inc. 7.10% due 03/01/11	400,000	449,697
PSE&G Power, LLC 3.75% due 04/01/09	155,000	152,623
PSE&G Power, LLC 6.88% due 04/15/06	210,000	218,917
Reliant Energy, Inc. 6.75% due 12/15/14	10,000	9,938
Reliant Energy, Inc. 9.50% due 07/15/13	25,000	28,406
Southern California Edison Co. 6.38% due 01/15/06	340,000	350,671
Texas-New Mexico Power Co. 6.25% due 01/15/09	150,000	158,378
TXU Corp. 4.80% due 11/15/09*	380,000	380,680
TXU Corp. 6.50% due 11/15/24*	380,000	380,634
Virginia Electric and Power Co., Series A 5.75% due 03/31/06	28,000	28,825

Gas & Pipeline Utilities — 0.3%
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05	75,000	76,417
El Paso Production Holding Co. 7.75% due 06/01/13	25,000	26,188
Energen Corp., Series MTN 7.63% due 12/15/10	290,000	331,377
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27	75,000	63,656

Williams Cos., Inc. 7.88% due 09/01/21		25,000	27,875

Telephone — 0.1%
Ameritech Capital Funding Co. 6.45% due 01/15/18		34,000	36,962
GTE Corp. 7.90% due 02/01/27		43,000	47,043
New York Telephone Co. 7.00% due 06/15/13		45,000	49,710
Verizon New York, Inc., Series B 7.38% due 04/01/32		6,000	6,882
Verizon Pennsylvania, Inc. 8.75% due 08/15/31		25,000	33,157
Verizon Virginia, Inc. 8.38% due 10/01/29		31,000	39,357
			5,204,978

TOTAL BONDS & NOTES (cost $112,510,343)			115,208,190

Foreign Bonds & Notes — 6.4%

CONSUMER DISCRETIONARY — 0.0%

Retail — 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14*		25,000	25,625

CONSUMER STAPLES — 0.2%

Food, Beverage & Tobacco — 0.2%
Companhia Brasileira de Bebidas 8.75% due 09/15/13		270,000	314,550

ENERGY — 0.2%

Energy Sources — 0.2%
Calpine Canada Energy Finance ULC 8.50% due 05/01/08		100,000	82,000
Husky Oil, Ltd. 7.55% due 11/15/16		200,000	235,223
			317,223

FINANCE — 1.8%

Banks — 1.2%
European Investment Bank 4.00% due 03/15/05		29,000	29,118
Export Import Bank of Korea 4.13% due 02/10/09*		135,000	134,633
Export Import Bank of Korea 4.50% due 08/15/09		110,000	110,919
HBOS, PLC 3.50% due 11/30/07*		53,000	52,816
HBOS, PLC 6.00% due 11/01/33*		300,000	312,462
National Australia Bank, Ltd., Series A 8.60% due 05/19/10		440,000	522,590
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*		330,000	387,911
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09		250,000	271,879
Scotland International Finance BV 7.70% due 08/15/10*		290,000	335,718

Financial Services — 0.5%
Aries Vermogensverwaltungs GmbH 9.60% due 10/25/14*		250,000	307,500
Credit National Interfinance BV 7.00% due 11/14/05		210,000	216,215
UFJ Finance Aruba AEC 6.75% due 07/15/13		340,000	378,886

Insurance — 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15		30,000	30,600
XL Capital Finance, PLC 6.50% due 01/15/12		230,000	251,743
			3,342,990

FOREIGN GOVERNMENT BONDS — 1.3%

Foreign Government — 1.3%
Province of Quebec/Canada 7.50% due 09/15/29		41,000	53,310
Republic of Brazil 8.00% due 04/15/14		44,565	45,595
Republic of Brazil 11.00% due 08/17/40		70,000	83,055
Republic of Ecuador 10.00% due 08/15/30(3)		32,000	27,600
Republic of Italy 3.75% due 12/14/07		34,000	34,078
Republic of Panama 7.25% due 03/15/15		10,000	10,400
Republic of Trinidad & Tobago 9.75% due 07/01/20		35,000	47,542
Republic of Trinidad & Tobago 9.75% due 07/01/20*		25,000	33,812
Republic of Turkey 9.00% due 06/30/11		35,000	39,988
Republic of Uruguay 17.75% due 02/04/06(6)	UYU	9,900,000	417,108
Republic of Venezuela 8.50% due 10/08/14		20,000	21,200
Republic of Venezuela 9.25% due 09/15/27		40,000	42,200
Russian Federation 7.50% due 03/31/30(3)		90,000	93,096

Russian Federation 7.50% due 03/31/30*(3)	410,000	422,300
Russian Ministry of Finance, Series V 3.00% due 05/14/08	40,000	37,184
United Mexican States 8.38% due 01/14/11	790,000	927,855
United Mexican States, Series MTNA 6.75% due 09/27/34	18,000	17,775
United Mexican States, Series MTNA 7.50% due 04/08/33	23,000	24,840
		2,378,938

INDUSTRIAL & COMMERCIAL — 0.7%

Aerospace & Military Technology — 0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*	373,488	399,516

Business Services -- 0.2%
PSA Corp., Ltd. 7.13% due 08/01/05*	220,000	224,714

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	15,000	16,018

Multi-Industry — 0.3%
Bombardier, Inc. 6.30% due 05/01/14*	43,000	37,303
Tyco International Group SA 6.13% due 01/15/09	20,000	21,581
Tyco International Group SA 6.38% due 02/15/06	240,000	247,997
Tyco International Group SA 6.38% due 10/15/11	200,000	220,811
Tyco International Group SA 6.75% due 02/15/11	45,000	50,435
		1,218,375

INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.2%
Rogers Cable, Inc. 6.25% due 06/15/13	280,000	280,700
Telenet Group Holding NV 11.50% due 06/15/14*(3)	135,000	102,600
		383,300

INFORMATION TECHNOLOGY — 1.0%

Telecommunications — 1.0%
France Telecom SA 8.75% due 03/01/11	560,000	668,026
France Telecom SA 9.25% due 03/02/30	44,000	59,646
Koninklijke (Royal) KPN NV 7.50% due 10/01/05	26,000	26,832
Koninklijke (Royal) KPN NV 8.38% due 10/01/30	44,000	57,088
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	60,000	66,285
Telecom Italia Capital SA 4.00% due 01/15/10*	45,000	44,122
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	510,000	528,907
Telefonica Europe BV 7.75% due 09/15/10	290,000	340,080
TELUS Corp. 7.50% due 06/01/07	34,000	36,941
TELUS Corp. 8.00% due 06/01/11	38,000	45,033
		1,872,960

MATERIALS — 0.5%

Chemicals — 0.2%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11	320,000	376,948

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	15,000	16,256
Consumers International, Inc. 10.25% due 04/01/05†(5)(6)(8)(9)	20,000	2

Metals & Minerals — 0.3%
Alcan, Inc. 6.45% due 03/15/11	150,000	166,770
Inco, Ltd. 7.20% due 09/15/32	220,000	256,409
Noranda, Inc. 6.00% due 10/15/15	69,000	72,245
		888,630

UTILITIES — 0.5%

Telephone — 0.5%
British Telecommunications, PLC 7.13% due 12/15/05	6,000	6,258
Deutsche Telekom International Finance BV 3.88% due 07/22/08	150,000	149,742
Deutsche Telekom International Finance BV 8.00% due 06/15/10	390,000	464,636
Deutsche Telekom International Finance BV 8.25% due 06/15/30	244,000	322,191
		942,827

TOTAL FOREIGN BONDS & NOTES (cost $11,027,233)		11,685,418

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $165,948,718)		175,400,168

Short-Term Investment Securities — 0.1%

CORPORATE SHORT-TERM NOTES — 0.1%
Prudential Funding Corp. 2.10% due 01/03/05 (cost $99,988)(12)	100,000	99,988

Repurchase Agreements — 3.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $359,027 and collateralized by $305,000 of United States Treasury Bonds, bearing interest at 6.38%, due 08/15/27 and having an approximate value of $372,195		359,000	359,000
State Street Bank & Trust Co. Joint Repurchase Agreement (10)		249,000	249,000
UBS Warburg, LLC Joint Repurchase Agreement (10) (12) (13)		6,250,000	6,250,000

TOTAL REPURCHASE AGREEMENTS (cost $6,858,000)			6,858,000

TOTAL INVESTMENTS —
(cost $172,906,706) @	99.7%		182,358,156
Other assets less liabilities—	0.3		614,989

NET ASSETS—	100.0%		$182,973,145

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These seurities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the aggregate value of these securities was $12,066,750 representing 6.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis.
(1)	Commercial Mortgage-Backed Security
(2)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(3)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)	Variable rate security - the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(5)	Bond in default
(6)	Fair valued security; see Note 1
(7)	Collateralized Mortgage Obligation
(8)	Illiquid security
(9)	Company has filed Chapter 11 bankruptcy.
(10)	See Note 2 for details of Joint Repurchase Agreement.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	The security or a portion thereof represents collateral for open futures contracts.
(13)	The security or a portion thereof represents collateral for TBAs.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
ADR-	American Depository Receipt
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
UYU-	Uruguay Peso

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)
8 Short	5 YR Interest Rate Swap (14)	March 2005	$870,780	$867,250	$3,530
6 Short	10 YR Interest Rate Swap (14)	March 2005	664,616	661,687	2,929
7 Long	US Treasury Bond	March 2005	792,559	787,500	(5,059)
					$1,400

(14) During the fiscal year, Wellington Management Company, LLP, the Portfolio’s subadviser, purchased futures contracts on interest rate swaps. The Portfolio has an investment restriction that states the Portfolio may not invest in futures contracts on interest rate swaps. Subsequent to December 31, 2004 Wellington Management Company, LLP executed trades to close any open futures contracts on interest rate swaps.

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	USD	239,247	THB	9,400,000	01/12/05	$2,746
*	USD	198,630	COP	493,000,000	01/13/05	10,776
*	USD	2,729,680	JPY	284,057,000	01/13/05	44,955
*	USD	316,711	MXN	3,580,000	01/24/05	3,091
*	USD	15,284,542	EUR	11,523,000	01/27/05	380,922
*	USD	275,594	CZK	6,430,000	02/01/05	12,329
*	USD	274,863	PLN	880,000	02/01/05	17,844
	USD	122,151	ILS	530,000	02/03/05	374
	USD	132,308	SKK	3,890,000	02/03/05	4,042
	USD	118,343	HUF	22,000,000	02/16/05	2,278
*	USD	311,328	SGD	510,000	02/23/05	1,594
*	USD	299,164	KRW	314,400,000	02/24/05	4,200
*	USD	355,801	RUB	10,000,000	03/21/05	7,314
*	USD	262,273	TRL	39,000,000,000	04/19/05	14,485
	USD	307,762	ARS	920,000	05/18/05	654
*	USD	256,176	BRL	760,000	07/06/05	10,374
*	USD	355,842	INR	15,900,000	07/29/05	6,556
*	USD	396,088	CLP	230,400,000	11/10/05	17,571
*	USD	342,422	TWD	10,800,000	11/21/05	4,387
						546,492

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	BRL	270,000	USD	90,180	07/06/05	$(4,515)
*	CLP	185,400,000	USD	313,809	11/10/05	(19,057)
*	COP	290,000,000	USD	118,512	01/13/05	(4,667)
*	CZK	3,200,000	USD	137,729	02/01/05	(5,561)
*	EUR	11,523,000	USD	14,946,615	01/27/05	(718,849)
*	INR	7,890,000	USD	177,502	07/29/05	(2,329)
*	JPY	284,057,000	USD	2,729,669	01/13/05	(44,965)
*	KRW	231,000,000	USD	217,300	02/24/05	(5,592)
*	MXN	1,780,000	USD	156,791	01/24/05	(2,216)
*	PLN	440,000	USD	138,727	02/01/05	(7,627)
*	RUB	3,900,000	USD	139,261	03/21/05	(2,354)
*	SGD	180,000	USD	108,722	02/23/05	(1,721)
*	THB	6,200,000	USD	156,764	01/12/05	(2,849)
*	TRL	28,948,600,000	USD	189,763	04/19/05	(15,667)
*	TWD	5,380,000	USD	168,731	11/21/05	(4,031)
	USD	75,431	IDR	700,000,000	03/15/05	(265)
	USD	152,409	PHP	9,000,000	12/22/05	(34)
						(842,299)
	Net Unrealized Depreciation					$(295,807)

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS - Argentine Peso	KRW - South Korean Won
BRL - Brazilian Real	MXN - Mexican Peso
CLP - Chilean Peso	PHP - Philippine Peso
COP - Colombian Peso	PLN - Polish Zloty
CZK - Czech Koruna	RUB - New Russian Ruble
EUR - Euro	SGD - Singapore Dollar
HUF - Hungarian Forint	SKK - Slovakian Koruna
IDR - Indonesian Rupiah	THB - Thailand Baht
ILS - Israeli Shekel	TRL - Turkish Lira
INR - Indian Rupee	TWD - New Taiwan Dollar
JPY - Japanese Yen	USD - United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 81.7%	Shares/Principal Amount/Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 7.8%

Apparel & Textiles — 0.7%
Coach, Inc.†	4,500	$253,800
Foot Locker, Inc.	3,600	96,948
Gap, Inc.(5)	35,650	752,928
Hennes & Mauritz AB, Class B†	22,072	768,903
Liz Claiborne, Inc.	2,800	118,188
Nike, Inc., Class B	4,850	439,846
Skechers USA, Inc., Class A†	5,400	69,984
Timberland Co., Class A†	4,050	253,814

Automotive — 1.6%
AutoZone, Inc.†	4,100	374,371
Bayerische Motoren Werke AG†	7,500	338,453
Cummins, Inc.	5,950	498,550
Honda Motor Co., Ltd.†	18,000	932,761
Hyundai Motor Co. GDR†*(13)	21,400	556,400
Polaris Industries, Inc.	1,900	129,238
Renault SA†	8,195	685,609
Toyota Motor Corp.†(5)	69,800	2,840,500

Housing & Household Durables — 0.8%
Black & Decker Corp.	7,000	618,310
NVR, Inc.†(5)	1,350	1,038,690
Whirlpool Corp.(5)	18,900	1,308,069

Retail — 4.7%
7-Eleven, Inc.†	1,400	33,530
Abercrombie & Fitch Co., Class A	8,150	382,642
Aeon Co., Ltd.†*(13)	22,500	375,476
Aeropostale, Inc.†	9,000	264,870
American Eagle Outfitters, Inc.(5)	19,200	904,320
Bed Bath & Beyond, Inc.†	1,800	71,694
Best Buy Co., Inc.	10,250	609,055
BJ’s Wholesale Club, Inc.†	3,000	87,390
Casey’s General Stores, Inc.	4,800	87,120
Charming Shoppes, Inc.†	13,300	124,621
Costco Wholesale Corp.	9,450	457,474
Dillard’s, Inc., Class A	4,700	126,289
Home Depot, Inc.(5)	58,200	2,487,468
J.C. Penney Co., Inc.	4,100	169,740
Kohl’s Corp.†	4,000	196,680
Lawson, Inc.†	11,200	413,155
Limited Brands	5,900	135,818
Lowe’s Cos., Inc.(5)	21,250	1,223,787
Masco Corp.(5)	18,600	679,458
Michaels Stores, Inc.	7,200	215,784
Mitsui & Co., Ltd.†	31,000	278,023
MSC Industrial Direct Co., Inc., Class A	1,400	50,372
NetFlix, Inc.†	5,800	71,514
Nordstrom, Inc.	6,700	313,091
Office Depot, Inc.†(5)	65,000	1,128,400
Pacific Sunwear of California†	9,300	207,018
Pantry, Inc.†	4,000	120,360
Rite Aid Corp.†(5)	224,700	822,402
Stage Stores, Inc.†	2,900	120,408
Staples, Inc.	13,400	451,714

Stein Mart, Inc.†	7,700	131,362
SUPERVALU, Inc.(5)	7,900	272,708
Swatch Group AG†	5,737	170,531
Swatch Group AG, Class B†	3,626	532,213
Target Corp.	7,850	407,650
Tesco, PLC†	66,941	413,514
TJX Cos., Inc.	12,950	325,434
W.W. Grainger, Inc.	2,700	179,874
Wal-Mart Stores, Inc.(5)	58,300	3,079,406
Woolworths, Ltd.†	26,860	316,044
		30,513,771
CONSUMER STAPLES — 6.0%

Food, Beverage & Tobacco — 3.9%
Altadis SA†	24,351	1,115,439
Altria Group, Inc.(4)	53,920	3,294,512
Archer-Daniels-Midland Co.	6,400	142,784
Boston Beer Co., Inc., Class A†	2,400	51,048
Cal-Maine Foods, Inc.	9,700	117,273
Chiquita Brands International, Inc.	700	15,442
Coca-Cola Co.(5)	39,300	1,636,059
Diageo, PLC†(5)	112,035	1,598,165
General Mills, Inc.	10,400	516,984
H.J. Heinz Co.	10,100	393,799
InBev NV†	14,376	557,688
Japan Tobacco, Inc.†	85	970,528
Kellogg Co.	8,200	366,212
LVMH Moet Henessy Louis Vuitton SA†	3,130	239,738
Nash Finch Co.	1,600	60,416
Nestle SA†	2,131	557,535
Pepsi Bottling Group, Inc.(5)	26,050	704,392
PepsiAmericas, Inc.	8,100	172,044
PepsiCo, Inc.(5)	25,200	1,315,440
Reynolds American, Inc.	8,200	644,520
Sanderson Farms, Inc.	1,300	56,264
Sysco Corp.	4,350	166,039
Tyson Foods, Inc., Class A(5)	9,100	167,440
UST, Inc.	4,700	226,117
Whole Foods Market, Inc.	700	66,745

Household & Personal Products — 2.1%
Alberto-Culver Co.	10,750	522,128
Clorox Co.	5,800	341,794
Colgate-Palmolive Co.	9,300	475,788
Estee Lauder Cos., Inc., Class A(5)	25,300	1,157,981
Gillette Co.(5)	16,300	729,914
Kimberly-Clark Corp.	5,300	348,793
Procter & Gamble Co.(5)	63,700	3,508,596
Rayovac Corp.†	7,900	241,424
Reckitt Benckiser, PLC†	18,415	556,488
Uni-Charm Corp.†	6,400	306,665
		23,342,194

EDUCATION — 0.2%

Education — 0.2%
Apollo Group, Inc., Class A†	7,420	598,868
Career Education Corp.†	4,800	192,000
		790,868

ENERGY — 5.2%

Energy Services — 1.7%
BJ Services Co.	3,500	162,890
CAL Dive International, Inc.†	2,900	118,175

Giant Industries, Inc.†	3,300	87,483
Halliburton Co.	12,800	502,272
Norsk Hydro ASA†	3,386	266,669
Sempra Energy(5)	5,600	205,408
Sunoco, Inc.	2,400	196,104
Tesoro Corp.†	6,300	200,718
Tokyo Gas Co., Ltd.†(5)	200,900	823,441
Total SA†(5)	16,795	3,668,556
Unisource Energy Corp.	3,300	79,563
Valero Energy Corp.	5,100	231,540

Energy Sources — 3.5%
Amerada Hess Corp.(5)	7,650	630,207
Apache Corp.	1,890	95,577
Canadian Natural Resources, Ltd.	11,900	509,014
ChevronTexaco Corp.(5)	59,100	3,103,341
Eni SpA†	51,850	1,298,188
Exxon Mobil Corp.(5)	114,230	5,855,430
Frontier Oil Corp.	3,500	93,310
Holly Corp.	3,200	89,184
Marathon Oil Corp.(5)	30,700	1,154,627
Petroleo Brasileiro SA ADR	20,300	807,534
Petroleum Development Corp.†	2,100	80,997
XTO Energy, Inc.	6,300	222,894
		20,483,122

FINANCE — 16.6%

Banks — 6.8%
Allied Irish Banks, PLC (London)†	23,838	494,775
Banco Itau Holding Financeira SA ADR	3,519	264,523
Bank of America Corp.(4)	70,400	3,308,096
Bank of Ireland (London)†	29,983	495,981
Barclays, PLC†(5)	174,143	1,959,218
BNP Paribas SA†	14,525	1,052,307
Canadian Imperial Bank of Commerce	19	1,146
Colonial BancGroup, Inc.	3,600	76,428
Commerce Bancorp, Inc.	6,700	431,480
Credit Agricole SA†	35,572	1,073,397
Danske Bank A/S†	26,938	825,730
DBS Group Holdings, Ltd.†(5)	92,141	908,766
FirstFed Financial Corp.†	1,200	62,244
Fremont General Corp.	5,100	128,418
Hibernia Corp., Class A	8,100	239,031
International Bancshares Corp.	1,800	70,884
J.P. Morgan Chase & Co.(5)	58,840	2,295,348
KeyCorp	2,300	77,970
Kookmin Bank Sponsored ADR†	7,234	282,705
Mitsubishi Tokyo Financial Group, Inc.†	116	1,177,320
Nara Bancorp, Inc.	5,800	123,366
National Bank of Greece SA†	15,750	519,791
National City Corp.	3,100	116,405
Oriental Financial Group	3,740	105,879
Oversea-Chinese Banking Corp., Ltd.†	64,000	529,282
R&G Financial Corp., Class B	1,500	58,320
Royal Bank of Scotland Group, PLC†(5)	71,622	2,409,126
State Street Corp.	14,200	697,504
U.S. Bancorp(5)	57,180	1,790,878
UBS AG(5)	21,071	1,766,881
Uniao de Banco Brasilieros SA GDR	1,800	57,096
UniCredito Italiano SpA†	75,551	434,390
UnionBanCal Corp.	4,800	309,504
Wachovia Corp.(5)	26,740	1,406,524
Wells Fargo & Co.	14,380	893,717
Wilshire Bancorp, Inc.†	5,600	92,624

Financial Services — 6.4%
Accredited Home Lenders Holding Co.†	1,900	94,392
Acom Co., Ltd.†(5)	12,130	907,945
Affiliated Managers Group, Inc.†	1,300	88,062
American Express Co.	7,800	439,686
Capital One Financial Corp.(5)	10,950	922,099
CharterMac	2,600	63,544
Citigroup, Inc.(5)	97,151	4,680,735
Countrywide Financial Corp.(5)	11,200	414,512
Credit Saison Co., Ltd.†	16,300	593,335
Credit Suisse Group†(5)	33,019	1,388,012
Digi International, Inc.†	4,000	68,760
Direct General Corp.	2,000	64,200
Doral Financial Corp.	10,950	539,288
Dun & Bradstreet Corp.†	2,300	137,195
Fannie Mae(5)	53,850	3,834,658
Freddie Mac(5)	28,400	2,093,080
Fubon Financial Holding Co., Ltd. GDR*(13)	41,800	420,090
IndyMac Bancorp, Inc.	10,900	375,505
Lehman Brothers Holdings, Inc.(5)	11,500	1,006,020
MBNA Corp.(5)	47,950	1,351,710
Merrill Lynch & Co., Inc.(5)	13,100	782,987
Mizuho Financial Group, Inc.†	76	382,707
Moody’s Corp.	4,000	347,400
Morgan Stanley	10,200	566,304
Nomura Securities Co., Ltd.†	76,000	1,108,071
Orix Corp.†	2,600	353,196
Providian Financial Corp.†	32,750	539,393
SLM Corp.(5)	19,550	1,043,774
Takefuji Corp.†	5,050	341,529
Westcorp	4,500	206,685

Insurance — 3.4%
ACE, Ltd.(5)	29,520	1,261,980
Alleghany Corp.†	400	114,100
Allianz AG†	4,672	619,800
Allstate Corp.(5)	22,800	1,179,216
American Financial Group, Inc.	2,600	81,406
American International Group, Inc.#	8,718	572,511
Berkshire Hathaway, Inc., Class B†	95	278,920
Chubb Corp.(5)	4,700	361,430
CIGNA Corp.(4)	9,200	750,444
Everest Re Group, Ltd.	1,000	89,560
First American Corp.	5,600	196,784
FPIC Insurance Group, Inc.†	2,000	70,760
Hartford Financial Services Group, Inc.(5)	14,500	1,004,995
LandAmerica Financial Group, Inc.	1,500	80,895
Lincoln National Corp.	8,300	387,444
Loews Corp.	2,500	175,750
Mercury General Corp.	1,800	107,856
MetLife, Inc.(5)	13,300	538,783
Odyssey Re Holdings Corp.	1,700	42,857
Old Republic International Corp.	3,700	93,610
Progressive Corp.	2,900	246,036
St Paul Travelers Cos., Inc.	19,485	722,309
Stewart Information Services Corp.	2,900	120,785
Swiss Reinsurance†(5)	20,179	1,439,202
UICI	4,900	166,110
W.R. Berkley Corp.	2,350	110,850
XL Capital, Ltd., Class A	20,100	1,560,765
Zenith National Insurance Corp.	3,600	179,424
Zurich Financial Services AG†	5,547	924,907
		65,171,417

HEALTHCARE — 11.5%

Drugs — 6.0%
Abbott Laboratories(4)	66,250	3,090,562
Alpharma, Inc., Class A	4,600	77,970
Amgen, Inc.†(4)	28,600	1,834,690
Applera Corp. - Celera Genomics Group†	12,000	165,000
AstraZeneca, PLC†	33,047	1,198,514
Bristol-Myers Squibb Co.	6,700	171,654
Caremark Rx, Inc.†	6,777	267,217
Cephalon, Inc.†	5,900	300,192
Eli Lilly & Co.(5)	12,850	729,237
Eon Labs, Inc.†	12,600	340,200
Forest Laboratories, Inc.†	5,050	226,543
Genentech, Inc.†	5,200	283,088
Gilead Sciences, Inc.†	8,300	290,417
GlaxoSmithKline, PLC†	24,178	567,245
ImClone Systems, Inc.†	2,700	124,416
King Pharmaceuticals, Inc.†	1,200	14,880
Medicis Pharmaceutical Corp., Class A	1,050	36,865
Merck & Co., Inc.(5)	23,000	739,220
Novartis AG†	40,414	2,036,516
Pfizer, Inc.(5)	266,100	7,155,429
Roche Holdings AG-Genusschein†	16,717	1,924,418
Schwarz Pharma AG†	500	22,632
Taisho Pharmaceutical Co., Ltd.†	12,000	261,150
Wyeth(5)	15,450	658,015
Yamanouchi Pharmaceutical Co., Ltd.†	28,200	1,098,058

Health Services — 1.9%
Amedisys, Inc.†	2,600	84,214
Apria Healthcare Group, Inc.†	1,250	41,188
Charles River Laboratories International, Inc.†	6,200	285,262
Covance, Inc.†	1,400	54,250
Coventry Health Care, Inc.†(5)	20,500	1,088,140
Dade Behring Holdings, Inc.†	6,000	336,000
Express Scripts, Inc.†	13,700	1,047,228
Humana, Inc.†	3,700	109,853
Laboratory Corp. of America Holdings†	13,450	670,079
Medco Health Solutions, Inc.†	2,150	89,440
Option Care, Inc.	2,800	48,132
PDI, Inc.†	2,900	64,612
Quest Diagnostics, Inc.	5,150	492,082
Select Medical Corp.	5,400	95,040
Sierra Health Services, Inc.†	4,300	236,973
UnitedHealth Group, Inc.(5)	20,900	1,839,827
Wellchoice, Inc.†	2,500	133,500
Wellpoint, Inc.†	5,150	592,250

Medical Products — 3.6%
Affymetrix, Inc.†	3,300	120,615
AmerisourceBergen Corp.	15,300	897,804
Bausch & Lomb, Inc.	7,300	470,558
Becton Dickinson & Co.(5)	12,250	695,800
Biogen Idec, Inc.†	6,400	426,304
Boston Scientific Corp.†(5)	5,000	177,750
C.R. Bard, Inc.	800	51,184
Cardinal Health, Inc.(5)	8,600	500,090
Celgene Corp.†	12,100	321,013
Guidant Corp.	2,150	155,015
Haemonetics Corp.†	600	21,726
IDEXX Laboratories, Inc.†	4,050	221,089
InterMune, Inc.†	6,700	88,842
Johnson & Johnson(5)	115,450	7,321,839
Medtronic, Inc.(5)	30,700	1,524,869
Molecular Devices Corp.†	4,400	88,440
Quality Systems, Inc.†	1,500	89,700

Respironics, Inc.†	2,700	146,772
St. Jude Medical, Inc.†	1,400	58,702
Synthes, Inc.†	2,250	252,287
Varian Medical Systems, Inc.†	5,100	220,524
Zimmer Holdings, Inc.†	3,400	272,408
		45,045,529

INDUSTRIAL & COMMERCIAL — 8.6%

Aerospace & Military Technology — 1.1%
Boeing Co.(5)	41,590	2,153,114
Europeon Aeronautic Defense and Space Co.†	2,573	74,808
General Dynamics Corp.	900	94,140
Innovative Solutions & Support, Inc.†	3,400	113,424
Lockheed Martin Corp.(5)	23,950	1,330,422
Rockwell Automation, Inc.	5,800	287,390
United Defense Industries, Inc.†	3,850	181,913
United Industrial Corp.	2,000	77,480
United Technologies Corp.	1,050	108,518

Business Services — 2.7%
Aaron Rents, Inc.	5,700	142,500
Accenture, Ltd., Class A†	32,100	866,700
Administaff, Inc.†	3,100	39,091
Alliance Data Systems Corp.†	1,100	52,228
Assa Abloy AB, Class B†	27,400	467,978
Automatic Data Processing, Inc.	15,300	678,555
Brink’s Co.	15,300	604,656
Catalina Marketing Corp.	2,600	77,038
Cendant Corp.(5)	27,900	652,302
Dai Nippon Printing Co., Ltd.†	41,000	657,793
Dex Media, Inc.	6,100	152,256
Getty Images, Inc.†	5,400	371,790
Hughes Supply, Inc.	1,550	50,143
Ingersoll-Rand Co., Inc., Class A	14,300	1,148,290
John H. Harland Co.	3,900	140,790
Linde AG†	7,265	454,840
Republic Services, Inc.	2,500	83,850
Siemens AG†(5)	10,352	877,746
Societe Des Autoroutes Paris-Rhin-Rhone†*(13)	4,776	288,559
TeleTech Holdings, Inc.†	7,200	69,768
WESCO International, Inc.†	4,500	133,380
WPP Group, PLC†	81,198	893,262
Xerox Corp.†(5)	92,950	1,581,079

Electrical Equipment — 0.3%
Acuity Brands, Inc.	5,200	165,360
Artesyn Technologies, Inc.†	6,500	73,450
Emerson Electric Co.(5)	10,300	722,030
Jabil Circuit, Inc.†	7,700	196,966

Machinery — 0.6%
Illinois Tool Works, Inc.	3,350	310,478
Kulicke & Soffa Industries, Inc.†	12,400	106,888
Lincoln Electric Holdings, Inc.	4,900	169,246
Middleby Corp.	1,900	96,368
Nordson Corp.	3,700	148,259
Parker-Hannifin Corp.	3,900	295,386
SMC Corp.†	3,000	343,418
Tecumseh Products Co., Class A	1,400	66,920
Terex Corp.†	4,900	233,485
Toro Co.	5,950	484,032

Multi-Industry — 2.3%
3M Co.	12,850	1,054,599
American Standard Cos., Inc.†	9,100	376,012

Aramark Corp., Class B	10,800	286,308
Danaher Corp.	15,300	878,373
Enpro Industries, Inc.†	4,300	127,151
General Electric Co.(5)	112,450	4,104,425
JGC Corp.†	11,000	100,586
Perini Corp.†	6,500	108,485
Tyco International, Ltd.(5)	61,500	2,198,010

Transportation — 1.6%
Canadian National Railway Co. (NewYork)	11,700	716,625
Canadian National Railway Co. (Toronto)	9,878	602,417
CNF, Inc.	6,800	340,680
East Japan Railway Co.†	171	951,205
FedEx Corp.	6,150	605,713
J.B. Hunt Transport Services, Inc.	15,600	699,660
Norfolk Southern Corp.	7,400	267,806
Ryder System, Inc.	2,750	131,368
TPG NV(5)	37,037	1,005,844
Union Pacific Corp.(5)	2,680	180,230
United Parcel Service, Inc., Class B	10,000	854,600
		33,908,186

INFORMATION & ENTERTAINMENT — 3.9%

Broadcasting & Media — 1.8%
4Kids Entertainment, Inc.†	2,100	44,142
Gemstar-TV Guide International, Inc.†	20,500	121,360
ITV, PLC†	187,442	378,763
John Wiley & Sons, Inc., Class A	1,400	48,776
Liberty Media Corp., Class A†	16,400	180,072
McGraw-Hill Cos., Inc.	3,800	347,852
Mediaset SpA†	76,330	968,002
News Corp., Class B	4,144	79,565
Omnicom Group, Inc.	1,800	151,776
Singapore Press Holdings, Ltd.†	60,250	169,781
Societe Television Francaise 1†	14,302	465,588
Time Warner, Inc.†	78,950	1,534,788
Ventiv Health, Inc.†	4,100	83,312
Viacom, Inc., Class B	22,450	816,955
Vivendi Universal SA†*(5)(13)	39,918	1,274,533
VNU NV†	12,229	361,202

Entertainment Products — 0.4%
Harman International Industries, Inc.	1,200	152,400
Mattel, Inc.	29,600	576,904
Walt Disney Co.(5)	34,200	950,760

Leisure & Tourism — 1.7%
Accor SA†	7,807	341,802
Alaska Air Group, Inc.†	3,200	107,168
Ameristar Casinos, Inc.	6,500	280,215
Bluegreen Corp.†	5,900	116,997
Brunswick Corp.	10,850	537,075
CEC Entertainment, Inc.†	4,850	193,854
CKE Restaurants, Inc.†	8,900	129,139
Darden Restaurants, Inc.	19,550	542,317
ExpressJet Holdings, Inc.†	12,400	159,712
GTECH Holdings Corp.	10,300	267,285
Harrah’s Entertainment, Inc.	9,600	642,144
IHOP Corp.	2,100	87,969
Jack in the Box, Inc.†	3,400	125,358
Landry’s Restaurants, Inc.	2,800	81,368
McDonald’s Corp.(5)	34,000	1,090,040
Royal Caribbean Cruises, Ltd.	6,950	378,358
Singapore Airlines, Ltd.†	76,000	530,752
Sonic Corp.†	3,700	112,850

Starbucks Corp.†	4,300	268,148
Yum! Brands, Inc.	12,550	592,109
		15,291,191

INFORMATION TECHNOLOGY — 17.0%

Communication Equipment — 0.5%
QUALCOMM, Inc.(5)	45,050	1,910,120
TransAct Technologies, Inc.†	3,300	70,488

Computer Services — 0.7%
Agilysys, Inc.	8,000	137,120
Autodesk, Inc.	28,500	1,081,575
CheckFree Corp.†	7,150	272,272
Computer Associates International, Inc.	2,150	66,779
Sun Microsystems, Inc.†	22,100	118,898
Symantec Corp.†(5)	38,250	985,320

Computer Software — 3.0%
Activision, Inc.†	4,900	98,882
Adobe Systems, Inc.	18,100	1,135,594
BMC Software, Inc.†	100	1,860
Citrix Systems, Inc.†	10,750	263,698
Fiserv, Inc.†(5)	28,050	1,127,330
Microsoft Corp.(5)	232,150	6,200,726
Nomura Research Institute, Ltd.†	2,400	224,846
Oracle Corp.†(5)	146,750	2,013,410
Pixar†	3,300	282,513
Seagate Technologies†(1)(13)	970	0
Siebel Systems, Inc.†	14,150	148,575
SS&C Technologies, Inc.	5,300	109,445
VERITAS Software Corp.†	4,200	119,910

Computers & Business Equipment — 2.7%
Apple Computer, Inc.†	2,450	157,780
Dell, Inc.†(5)	44,400	1,871,016
EMC Corp.†(5)	50,750	754,652
Hewlett-Packard Co.(5)	109,500	2,296,215
Ingram Micro, Inc., Class A†	16,300	339,040
International Business Machines Corp.(5)	42,200	4,160,076
Lexmark International, Inc., Class A†	6,150	522,750
NCR Corp.†	3,100	214,613
RadiSys Corp.†	4,200	82,110
Storage Technology Corp.†(5)	7,350	232,334

Electronics — 3.7%
Advanced Micro Devices, Inc.†	9,400	206,988
Agere Systems, Inc., Class B†	67,100	90,585
Altera Corp.†	7,600	157,320
Amphenol Corp., Class A†	1,400	51,436
Analog Devices, Inc.	10,200	376,584
Applied Materials, Inc.†	5,350	91,485
Atmel Corp.†	23,000	90,160
Canon, Inc.†(5)	41,100	2,218,044
Energizer Holdings, Inc.†	13,500	670,815
Fairchild Semiconductor International, Inc., Class A†	4,150	67,479
Freescale Semiconductor, Inc., Class B†	20,309	372,873
Intel Corp.(5)	213,750	4,999,612
Koninklijke (Royal) Philips Electronics NV†	6,463	171,392
Lam Research Corp.†	5,200	150,332
Linear Technology Corp.	9,100	352,716
Maxim Integrated Products, Inc.	10,850	459,932
Micron Technology, Inc.†	7,700	95,095
National Semiconductor Corp.	8,600	154,370
Omron Corp.†	8,500	202,815
PerkinElmer, Inc.	2,450	55,101

Rohm Co., Ltd.†	3,800	393,091
Samsung Electronics Co., Ltd. GDR†*	6,961	1,524,459
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	57,415	487,453
Texas Instruments, Inc.	33,000	812,460
Xilinx, Inc.	8,600	254,990

Internet Content — 0.5%
Amazon.com, Inc.†	1,950	86,366
EarthLink, Inc.†	12,532	144,369
eBay, Inc.†(5)	8,100	941,868
Google, Inc.†	350	67,585
Infospace, Inc.†	1,850	87,967
Yahoo!, Inc.†	16,500	621,720

Internet Software — 0.1%
BEA Systems, Inc.†	15,400	136,444
Websense, Inc.†	2,800	142,016

Telecommunications — 5.8%
Aspect Communications Corp.†	12,100	134,794
AT&T Corp.	12,300	234,438
Avaya, Inc.†	20,450	351,740
BellSouth Corp.	10,900	302,911
China Netcom Group Corp.†	237,500	322,362
China Telecom Corp., Ltd., Class H†	1,448,000	530,935
Cisco Systems, Inc.†(5)	213,800	4,126,340
Ditech Communications Corp.†	7,100	106,145
EchoStar Communications Corp., Class A	18,000	598,320
France Telecom SA†*(13)	32,240	1,067,509
Harris Corp.	1,050	64,880
Hellenic Telecommunications Organization SA†	3,500	62,892
Juniper Networks, Inc.†	3,300	89,727
KDDI Corp.†	42	226,252
Koninklijke (Royal) KPN NV†	9,160	87,031
KT Corp. Sponsored ADR	13	284
Motorola, Inc.(5)	144,600	2,487,120
Nextel Communications, Inc., Class A†	7,150	214,500
Nokia Oyj Sponsored ADR	15,030	235,520
Novatel Wireless, Inc.†	4,600	89,148
NTT DoCoMo, Inc.†	129	237,933
Premiere Global Services, Inc.	7,600	81,396
SBC Communications, Inc.(5)	27,900	718,983
SK Telecom Co., Ltd. ADR	2,164	48,149
Sprint Corp. (FON Group)	5,500	136,675
Telecom Italia SpA†	276,001	1,129,214
Telefonaktiebolaget LM Ericsson, Class B†	280,439	894,650
Telefonos de Mexico SA de CV Sponsored ADR	18,797	720,301
Telekom Austria AG†*(13)	27,940	529,785
Tele-Norte Leste Participacoes SA Sponsorod ADR	3700	62,419
Verizon Communications, Inc.(5)	63,400	2,568,334
Vodafone Group, PLC†(5)	1,490,402	4,041,763
Western Wireless Corp., Class A†	10,000	293,000
		66,531,319

MATERIALS — 3.4%

Chemicals — 1.3%
A. Schulman, Inc.	4,600	98,486
BASF AG†(5)	18,926	1,363,434
Ciba Specialty Chemicals AG†	9,765	742,830
Dow Chemical Co.	17,200	851,572
Georgia Gulf Corp.	3,500	174,300
PPG Industries, Inc.	14,200	967,872
Rohm & Haas Co.	6,700	296,341
Shin-Etsu Chemical Co., Ltd.†	6,700	274,617
Terra Industries, Inc.†	18,000	159,840
W.R. Grace & Co.†	6,300	85,743

Forest Products — 0.2%
Amcor, Ltd.†	41,929	241,581
Louisiana-Pacific Corp.	8,900	237,986
Plum Creek Timber Co., Inc.	2,100	80,724
Rayonier, Inc.	1,800	88,038
Weyerhaeuser Co.(5)	4,500	302,490

Metals & Minerals — 1.8%
Alcoa, Inc.	20,800	653,536
Ball Corp.(5)	3,600	158,328
BHP Billiton, PLC†	59,718	699,955
CRH, PLC (Dublin)†	33,680	900,941
International Steel Group, Inc.†	3,100	125,736
Lafarge North America, Inc.	4,800	246,336
Mueller Industries, Inc.	6,000	193,200
Nucor Corp.	4,450	232,913
Phelps Dodge Corp.	1,300	128,596
Rio Tinto, PLC†	21,854	643,209
SKF AB, Class B†	20,480	912,222
Southern Peru Copper Corp.	3,500	165,235
Timken Co.	10,900	283,618
United States Steel Corp.	2,700	138,375
USG Corp.†	6,800	273,836
Veolia Environment†	23,188	839,332
Vulcan Materials Co.	7,000	382,270

Plastic — 0.1%
Sealed Air Corp.†	7,150	380,880
		13,324,372

REAL ESTATE — 0.2%

Real Estate Investment Trusts — 0.2%
Cousins Properties, Inc.	3,800	115,026
Hospitality Properties Trust	3,100	142,600
HRPT Properties Trust	7,400	94,942
Impac Mtg. Holdings, Inc.	5,214	118,202
LTC Properties, Inc.	2,000	39,820
National Health Investors, Inc.	1,100	32,098
RAIT Investment Trust	2,900	81,113
Reckson Associates Realty Corp.	2,500	82,025
Senior Housing Properties Trust	5,900	111,746
Ventas, Inc.	4,600	126,086
		943,658
UTILITIES — 1.3%

Electric Utilities — 1.2%
Alliant Energy Corp.	13,600	388,960
Constellation Energy Group, Inc.	7,300	319,083
Edison International	19,300	618,179
Entergy Corp.	400	27,036
Exelon Corp.	6,700	295,269
Iberdrola SA†	52,925	1,345,246
MDU Resources Group, Inc.	14,400	384,192
PG&E Corp.†	24,600	818,688
PPL Corp.	6,700	356,976

Gas & Pipeline Utilities — 0.1%
Energen Corp.	5,800	341,910
Oneok, Inc.	3,000	85,260
Questar Corp.	2,600	132,496
		5,113,295

TOTAL COMMON STOCK (cost $278,138,645)		320,458,922

Preferred Stock — 0.1%

CONSUMER DISCRETIONARY — 0.1%

Automotive — 0.1%
Porsche AG 0.64%†	346	220,806

INFORMATION TECHNOLOGY — 0.0%

Electronics — 0.1%
LG Electronics, Inc. 1.22% *(13)	3,256	201,632

TOTAL PREFERRED STOCK (cost $225,772)		422,438

Asset-Backed Securities — 3.5%

FINANCE — 3.5%

Financial Services — 3.5%
Aames Mtg. Investment Trust,Series 2004 1 2A1 2.76% due 01/25/35(1)(3)	$111,770	111,770
Aames Mtg.Trust, Series 2003-1 AIO 6.00% due 10/25/05 (3)(8)	183,000	6,092
ABFS Mtg. Loan Trust, Pass-Through Certificate, Series 2003 1 AIO 4.00% due 09/15/05(1)(3)(8)	115,227	2,222
ACE Securities Corp., Series 2003-FM1 AIO 4.50% due 01/03/05(8)(12)	124,000	3,537
Advanta Business Card Master Trust, Series 2004 C1C 3.14% due 09/20/13(1)(3)	65,000	65,000
Aegis Asset Backed Securities Trust, Series 2004-1N 5.00% due 02/23/34*(13)	51,239	51,023
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00% due 03/25/35*(13)	46,307	46,254
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 12/25/34*(1)(13)	50,000	50,000
American Home Mtg. Investment Trust, Series 2004 3 2A 3.59% due 10/25/34(1)(3)(10)	315,582	313,620
American Home Mtg. Investment Trust, Series 2004 3 3A 3.71% due 10/25/34(3)(10)	396,896	395,461
Ameriquest Mtg. Securities, Inc., Series 2002-3 S IO 6.00% due 08/25/32(1)(2)(8)	520,500	5,239
Ameriquest Mtg. Securities, Inc., Series 2003-12 S IO 5.00% due 06/25/06(1)(8)	149,589	6,545
Ameriquest Mtg. Securities, Inc., Series 2003-8 S IO 5.00% due 02/25/06(8)	195,163	6,247
Amortizing Residential Collateral Trust, Series 2002-BC1 AIO 6.00% due 01/25/31(3)(8)	45,455	393
Amortizing Residential Collateral Trust, Series 2002-BC3 AIO 6.00% due 01/25/32(8)	85,909	2,019
Argent Asset Holdings NIM Trust, Series 2004-WN2 A 4.55% due 04/25/34*(13)	32,043	32,106
Asset Backed Funding Corp. NIM Trust, Series 2004-AHL1 5.60% due 12/26/33*(1)(13)	28,386	28,385
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT1 4.55% due 11/26/33*(13)	22,158	22,017
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3 AIO 4.00% due 06/15/33(8)	497,987	7,720
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1 A3 2.88% due 01/15/34(3)	12,162	12,186
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9 A2 2.70% due 12/25/34(3)	45,000	45,098
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1 A3 2.83% due 03/28/35(1)(3)	45,000	44,988
Banc of America Large Loan, Inc., Series 2003-BBA2 X1A IO 0.83% due 11/15/15*(2)(8)(11)(13)	2,293,679	16,286
Bank One Issuance Trust, Series 2003-C4 C4 3.51% due 02/15/11(3)	40,000	40,855
Bayview Commercial Asset Trust, Series 2004-3 IO 0.78% due 01/25/35*(1)(8)(11)(12)(13)	231,810	18,452
Bayview Financial Acquisition Trust, Series 2004-A AIO 3.50% due 09/28/06(1)(2)(8)	826,250	33,308
Bayview Financial Acquisition Trust, Series 2004-D A 2.81% due 08/28/44(1)(3)	156,215	156,215
Bayview Financial Acquisition Trust, Series 2004-D AIO 3.50% due 05/28/07(1)(2)(8)	949,493	41,968
Bayview Financial Asset Trust, Series 2003-SSRA A 3.12% due 10/25/38*(1)(3)(13)	65,511	65,675
Bayview Financial Asset Trust, Series 2003-Z AIO1 0.46% due 12/30/05*(1)(2)(8)(13)	1,994,585	5,947
Bayview Financial Asset Trust, Series 2004-SSRA A1 3.02% due 12/25/39*(1)(3)(13)	121,861	121,861
Bear Stearns Alt-A Trust, Series 2004 9 1A1 5.13% due 09/25/34(2)(10)	50,330	50,972
Bear Stearns Alt A Trust, Series 2004 11 2A1 4.91% due 11/25/34(2)(10)	60,583	61,239
Bear Stearns Alt-A Trust, Series 2004 11 2A2 4.97% due 11/25/34(2)(10)	117,529	119,044
Bear Stearns Alt A Trust, Series 2004 12 2A2 5.14% due 01/25/34(1)(10)	342,000	347,762
Bear Stearns Asset Backed Securities NIM, Series 2004-HE10 A1 4.25% due 12/25/34*(1)(13)	93,046	93,046
Bear Stearns Asset Backed Securities, Inc., Series 2003-2 AIO 5.00% due 12/25/05(8)	414,000	18,546
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 3.01% due 06/15/43(3)	42,000	42,314
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3 AIO 5.00% due 12/25/35(8)(10)	265,600	10,140
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4 AIO 5.00% due 02/25/06(8)(10)	233,000	8,763
Bear Stearns Commercial Mtg. Secs, Inc., Series 2004 X IO 0.07% due 12/25/35*(1)(8)(13)	467,000	7,735
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 2.23% due 07/15/10(3)	15,000	15,818
Carmax Auto Owner Trust, Series 2004-2 D 3.67% due 09/05/11	19,000	19,037
CDC Mtg. Capital Trust, Series 2002-HE2 AIO 5.25% due 08/25/05(1)(8)	177,015	4,225
Centex Home Equity Loan Trust, Series 2004-C AIO 3.50% due 06/25/06(8)	677,950	19,286
Chase Commercial Mtg. Securities Corp., Series 2000-3 A2 7.32% due 06/15/06(11)	18,000	20,566
Chase Commercial Mtg. Securities Corp., Series 2001-1 A1 7.66% due 04/15/32(11)	74,278	76,483

Chase Credit Card Owner Trust, Series 2003-3 C 3.56% due 10/15/10(3)	60,000	61,412
Chase Funding NIM Trust, Series 2003-5A 5.75% due 11/27/34*(13)	3,497	3,495
Chase Funding NIM Trust, Series 2003-6A 5.00% due 01/27/35*(1)(13)	11,211	11,197
Chase Funding NIM Trust, Series 2004-1A 3.75% due 03/27/35*(13)	21,425	21,398
Chase Funding NIM Trust, Series 2004-OPT1 4.46% due 06/27/34*(1)(13)	96,614	96,493
Chec NIM Ltd., Series 2004 2 N1 4.45% due 10/26/34*(1)	67,909	67,905
Citibank Credit Card Issuance Trust, Series 2001-C1 3.74% due 01/15/10(3)	30,000	30,623
Citigroup Commercial Mtg. Trust, Series 2004-C2 XC IO 0.08% due 10/15/41*(1)(2)(8)(10)(13)	1,075,000	25,699
CNL Funding, Series 1999-1 A2 7.65% due 06/18/14*(13)	100,000	105,124
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% due 12/15/30(11)	58,623	61,013
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% due 02/15/30(11)	135,000	143,725
Conseco Finance Securitizations Corp., Series 2000 5 A4 7.47% due 02/01/32	157,955	162,079
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% due 05/01/32	65,000	54,918
Conseco Finance Securitizations Corp., series 2001-1 A4 6.21% due 07/01/32	287,602	293,894
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% due 07/01/32(12)	307,000	296,090
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50% due 07/01/32(1)(8)	726,667	29,385
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% due 05/01/33	26,000	26,469
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% due 05/01/33(12)	195,000	192,018
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% due 09/01/33	187,000	196,937
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% due 12/01/33(1)	91,000	40,950
Conseco Finance Securitizations Corp., Series 2002-2 AIO 8.50% due 03/01/33(1)(8)	156,831	43,110
Conseco Finance, Series 2002-C AFIO 7.50% due 06/15/32(1)(8)	136,000	5,961
Conseco Finance, Series 2002-C AVIO 7.50% due 05/15/32(1)(8)	82,500	3,405
Countrywide Asset-Backed Certificates, Series 2003-5 NF 6.75% due 02/25/34*(1)(13)	18,350	18,402
Countrywide Asset-Backed Certificates, Series 2004-11N N 5.25% due 04/25/36*(13)	58,273	58,111
Countrywide Asset-Backed Certificates, Series 2004-1NIM 6.00% due 05/25/34*(1)(13)	25,003	25,128
Countrywide Asset-Backed Certificates, Series 2004-EC1N 5.00% due 09/25/35*(1)(13)	115,911	115,837
Countrywide Asset-Backed Securities, Series 2004-N 5.00% due 06/25/36*(1)(13)	50,000	50,020
Credit-Based Asset Servicing and Securitization, LLC, Series 2003-CB2N 8.35% due 05/25/33*(1)(13)	277	278
Credit-Based Asset Servicing and Securitization, LLC, Series 2003-CB3 AIO 3.00% due 01/25/05(8)	436,270	8,194
CS First Boston Mtg. Securities Corp., Series 2004-C4 AX IO 0.08% due 10/15/39*(2)(8)(11) (13)	1,393,305	32,113
CS First Boston Mtg. Securities Corp., Series 2004-C5 AX IO 0.08% due 11/15/37*(1)(2)(8)(11)	3,167,000	64,797
CS First Boston Mtg. Securities Corp., Series 2004-TF2A H 3.18% due 11/15/19*(1)(3)(11)(13)	50,000	50,000
CS First Boston Mtg. Securities Corp., Series 2004-TF2A J 3.43% due 11/15/19*(1)(3)(11)(13)	50,000	50,000
CS First Boston Mtg. Securities, Series 2004-FR1N A 5.00% due 11/27/34*(1)(13)	121,969	121,969
DLJ Commercial Mtg. Corp., Series 2000-CF1 A1B 7.62% due 06/10/33(11)	70,000	80,247
FFCA Secured Lending Corp., Series 2000-1 A2 9.42% due 09/18/27*(11)(13)	264,000	290,090
Fieldstone Mtg. Investment Corp, Series 2003-1 AIO 6.00% due 03/25/05(1)(3)(8)	46,250	644
First Franklin Mtg. Loan Trust, Series 2003-FF3 AIO 6.00% due 01/25/05(3)(8)	233,090	1,049
First Franklin Mtg. Loan Trust, Series 2003-FFC S IO 6.00% due 12/25/05(1)(8)	171,000	5,557
Ford Credit Auto Owner Trust, Series 2004-A C 4.19% due 07/15/09	50,000	49,250
Fremont NIM Trust, Series 2003-B 5.65% due 11/25/33*(1)(13)	7,204	7,213
Fremont NIM Trust, Series 2004-3 A 4.50% due 11/27/34*(1)(13)	58,329	58,230
Fremont NIM Trust, Series 2004-A 4.75% due 01/25/34*(1)(13)	22,427	22,348
Fremont NIM Trust, Series 2004-D N1 4.50% due 11/25/34*(1)(13)	47,212	47,387
General Electric Capital Credit Card Master Note Trust, Series 2004-2 C 2.96% due 09/15/10(3)	100,000	99,906
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2 A4 5.30% due 08/10/38(2)(11)	128,000	132,521
GMAC Mtg. Corp., Series 2004-H&S AIO 6.00% due 5/25/07(1)(8)(10)	1,309,000	123,332
GGP Mall Properties Trust, Series 2001-C1A D3 4.73% due 02/15/14*(3)(11)(13)	39,960	41,148
GoldenTree Loan Opportunities II, Ltd., Series-2A 4 6.09% due 07/10/15*(1)(3)(13)	10,000	10,187
Granite Mtg. PLC, Series 2002-2 1C 2.88% due 01/20/43(3)(10)	30,000	30,188
Granite Mtg. PLC, Series 2003-3 1C 4.12% due 01/20/44(1)(3)(10)	30,000	30,690
Green Tree Financial Corp., Series 1997-4 A7 7.36% due 02/15/29	41,324	44,670
Green Tree Financial Corp., Series 1997-6 A8 7.07% due 01/15/29	54,248	57,636
Green Tree Financial Corp., Series 1997-6 A9 7.55% due 01/15/29	56,204	61,587
Green Tree Financial Corp., Series 1997-7 A8 6.86% due 07/15/29	32,915	34,951
Green Tree Financial Corp., Series 1999-4 A5 6.97% due 05/01/31	146,456	151,597
Green Tree Financial Corp., Series 1999-5 A5 7.86% due 03/01/30	179,000	173,044
Greenpoint Manufacturing Housing, Series 1999-5 A4 7.59% due 11/15/28	175,000	186,614
Greenpoint Manufacturing Housing, Series 2000-3 IA 8.45% due 06/20/31	65,671	63,353
GSAMP Trust, Series 2004-NIM N 4.88% due 10/25/34*(1)(13)	123,717	123,185
GS Mtg. Securities Corp. II, Series 2003-FL6A L 5.73% due 11/15/15*(3)(11)(13)	25,000	25,208
Holmes Financing PLC, Series-8-2C 3.38% due 07/15/40(1)(3)(10)	20,000	20,081
Holmes Financing, PLC, Series-5-2C 3.52% due 07/15/40(3)(10)	40,000	40,325
Home Equity Asset Trust, Series 2003-6N A 6.50% due 03/27/34*(13)	19,226	19,217
HVB Mtg. Capital Corp., Series 2003-FL1A K 5.27% due 09/10/22*(1)(3)(11)(13)	72,000	71,978
Hyundai Auto Receivables Trust, Series 2004-AD 4.10% due 08/15/11	63,000	62,933
IMPAC Secured Assets CMN Owner Trust, Series-2003 1 AIO 5.00% due 08/25/05(3)(8)(10)	42,901	958
Istar Asset Receivables Trust, Series 2002-1A E 3.66% due 05/28/20*(2)(11)(13)	114,000	114,968
JP Morgan Chase Commercial Mtg. Securities, Series 2004-C3 X1 IO 0.05% due 01/15/42*(1)(2)(8)(10)(13)	1,000,000	17,010
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX X1 IO 0.07% due 01/12/37*(2)(8)(11)(13)	5,136,522	94,729
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2003-C4A A 3.03% due 07/11/15*(3)(11)(13)	22,483	22,501
Long Beach Asset Holdings Corp., Series 2003-4 N1 6.54% due 08/25/33*(13)	1,398	1,399
Long Beach Mtg. Loan Trust, Series 2003-2 S2 IO 4.25% due 07/25/05(8)	310,645	6,151
Long Beach Mtg. Loan Trust, Series 2004-3 S1 IO 4.50% due 12/25/06(8)	719,230	39,162
Long Beach Mtg. Loan Trust, Series 2004-3 S2 IO 4.50% due 12/25/06(1)(8)	359,616	19,947
Marriott Vacation Club Owner Trust, Series 2002-1A 3.11% due 12/20/24*(3)(13)	39,903	40,190
MBNA Credit Card Master Note Trust, Series 2003-C5 3.66% due 11/15/10(3)	60,000	61,380
Merit Securities Corp., Series 11PA 3A1 3.04% due 04/28/27*(3)(10)(13)	109,835	110,512
Merrill Lynch Mtg. Investors, Inc., Series 1999-C1 A1 7.37% due 11/15/31(11)	24,977	25,057
Merrill Lynch Mtg. Investors, Inc., Series 2004-OP1 N1 4.75% due 06/25/35*(1)	90,375	90,113

Merrill Lynch Mtg. Investors, Inc., Series 2004 WI1N N1 7.00% due 11/25/33*(1)(13)	28,019	28,089
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N N1 4.50% due 10/25/05*(13)	56,983	56,792
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3 5.00% due 01/25/35(2)	26,000	24,996
Merrill Lynch Mtg. Investors, Inc., Series 2007-HE2C N1 5.00% due 01/25/35*(1)(13)	47,275	47,056
Merrill Lynch Mtg. Trust, Series 2004-A IO 0.06% due 01/20/05(1)(8)(13)	2,064,000	39,667
Metris Secured Note Trust, Series 2004-2 C 3.76% due 10/20/10*(3)(13)	65,000	65,173
Mezz Capital Commercial Mtg. Trust, Series 2004-C2 A 6.41% due 12/15/19(1)(13)	157,000	62,726
Mid-State Trust, Series 11 B 8.22% due 07/15/38	13,086	13,641
Morgan Stanley Auto Loan Trust, Series 2004-HB2 D 3.82% due 03/13/12	13,000	12,975
Morgan Stanley Capital I, Series 2004-WMC3 A2PT 2.62% due 01/25/35(1)(3)	109,000	109,000
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 4.87% due 10/25/31(3)	10,913	10,832
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 4.92% due 01/25/32(3)	26,000	25,772
Morgan Stanley Dean Witter Capital I, Series 2001-XLF D 3.92% due 10/07/13*(3)(11)(13)	16,481	16,530
Morgan Stanley Dean Witter Capital I, Series 2001-XLF E 3.87% due 10/07/13*(3)(11)(13)	32,281	32,254
Mortgage Capital Funding, Inc., Series 1998-MC2 E 7.15% due 06/18/30(2)(11)	27,000	30,483
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% due 11/25/33	33,000	33,584
Nomura Asset Securities Corp., Series 1995-MD3 A1B 8.15% due 04/04/27(11)	21,136	21,327
Nomura Asset Securities Corp., Series 1996-MD5 A1C 7.12% due 04/13/39(11)	115,000	120,078
Nomura Asset Acceptance Corp., Series 2004-R3 PT 10.00% due 02/25/35(1)(2)(11)	84,000	94,080
Novastar NIM Trust, Series 2003-N1 7.39% due 09/28/33*(13)	3,669	3,666
Oakwood Mtg. Investors, Inc., Series 2000-A A3 7.95% due 03/15/22	77,470	64,168
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00% due 01/01/05†(1)(8)	184,669	32,668
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00% due 02/15/10†(1)(8)	152,069	27,632
Oakwood Mtg. Investors, Inc., Series 2002-A B1 8.50% due 05/15/26†(1)(7)	43,396	1,302
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% due 11/15/32†	155,361	142,161
Option One Mtg. Woodridge Loan Trust, Series 2003-1 S IO 3.70% due 08/25/05*(8)(13)	95,004	1,383
Origen Manufactured Housing, Series 2004-B A2 3.79% due 12/15/17	65,000	64,479
Origen Manufactured Housing, Series 2004-B A3 4.75% due 08/15/21	26,000	25,809
Park Place Securities NIM Trust, Series 2004-A 4.00% due 02/25/35*(1)(13)	165,000	164,752
Permanent Financing PLC, Series 3 3C 3.61% due 06/10/42(1)(3)(10)	50,000	50,680
Permanent Financing PLC, Series 4 3C 3.26% due 06/10/42(1)(3)(10)	60,000	60,344
Permanent Financing PLC, Series 5 1C 2.96% due 06/10/42(1)(3)(10)	62,000	62,039
Permanent Financing PLC, Series 5 2C 3.11% due 06/10/42(1)(3)(10)	62,000	62,310
Providian Gateway Owner Trust, Series 2004-EA D 3.33% due 11/15/11*(3)(13)	100,000	100,578
Renaissance Home Equity Loan Trust, Series 2003-2 AIO 3.00% due 02/01/05(1)(8)	76,767	1,430
Renaissance Home Equity Loan Trust, Series 2003-4 S IO 3.00% due 12/25/05(1)(8)	68,199	1,428
Renaissance NIM Trust, Series 2004-A 4.45% due 06/25/34*(1)(13)	33,612	33,611
Residential Accredit Loans, Inc., Series 2004 QA5 A2 5.00% due 12/25/34(1)(2)(11)	103,915	105,376
Residential Asset Mtg. Products, Inc., Series 2004-RZ2 AIO 3.50% due 08/25/06(1)(8)	1,699,567	46,406
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% due 06/25/32(10)	147,000	148,535
Residential Asset Mtg. Products, Inc., Series 2003-RS1 AIIO 1.00% due 08/25/05(8)	747,567	3,421
Residential Asset Securities Corp., Series 2002-KS6 AIO 4.50% due 11/25/34(8)	57,796	396
Residential Asset Securities Corp., Series 2003-4 AIIO 3.50% due 11/25/34(8)	27,569	550
Residential Asset Securities NIM Corp., Series 2004-N10B A1 5.00% due 11/25/34*(1)(13)	116,921	116,921
Residential Asset Securities NIM Corp., Series 2004-11 4.50% due 12/25/34*(13)	93,768	93,299
Salomon Brothers Mtg. Securities VII, Inc., Series 2000-C2 A1 7.30% due 07/18/33(11)	11,886	11,904
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CD IO 1.25% due 02/15/15*(1)(8)(11)(13)	216,849	1,976
Sequoia Mtg. Funding Trust, Series 2004-A AX1 0.80% due 02/25/08*(10)(13)	3,347,349	33,357
Sharps SP I, LLC NIM Trust, Series 2003-HE1N 6.90% due 11/25/33*(13)	17,865	17,920
Sharps SP I, LLC NIM Trust, Series 2003-HS1N 7.48% due 06/25/33*(1)(13)	9,747	9,771
Sharps SP I, LLC NIM Trust, Series 2003-NC1N 7.25% due 07/25/33*(1)(13)	8,612	8,648
Sharps SP I, LLC NIM Trust, Series 2003-OP1N 4.45% due 12/25/33*(1)(13)	24,438	24,409
Sharps SP I, LLC NIM Trust, Series 2004-FM1N 6.16% due 09/25/33*(13)	19,934	19,909
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94% due 02/25/34*(1)(13)	22,964	22,964
Specialty Underwriting, Series 2004-BC1 X IO 2.00% due 02/25/35(1)(8)	1,502,364	25,352
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00% due 03/24/18*(1)(11)(13)	50,000	47,990
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-20 1A2 5.09% due 01/25/35(1)(2)(11)	226,000	230,202
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-6 1A 4.42% due 06/25/34(2)(10)	276,168	277,559
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A1 4.72% due 07/25/34(2)(10)	52,479	52,942
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 10 1 A1 4.96% due 08/25/34(2)(10)	71,558	72,250
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 12 1A2 5.06% due 09/25/34(2)(10)	142,508	144,159
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-14 1A 5.13% due 10/25/34(2)(10)	260,826	265,334
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-4 A1 4.80% due 04/25/34(2)(10)	23,906	24,108
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A3 4.72% due 07/25/34(2)(10)	27,114	27,401
Structured Adjustment Adjusted Rate Mtg. Loan Trust, Series 2004-16 1A2 5.04% due 11/25/34(2)(10)	148,223	150,422
Structured Adjustment Adjusted Rate Mtg. Loan Trust, Series 2004-18 1A1 5.07% due 12/25/34(1)(2)(11)	94,341	95,955
Structured Asset Investment Loan NIM Notes, Series 2003-12A A 7.35% due 06/27/33*(13)	73,101	72,761
Structured Asset Investment Loan NIM Notes, Series 2003-13A A 6.75% due 11/27/33*(13)	73,557	73,219
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35% due 06/27/33*(13)	108,417	108,385
Structured Asset Investment Loan NIM Notes, Series 2003-BC1A A 7.75% due 01/27/33*(13)	31,413	31,511
Structured Asset Investment Loan NIM Notes, Series 2004-2A A 5.50% due 03/27/34*(13)	69,817	69,528
Structured Asset Investment Loan Trust, Series 2003 BC1 AIO 6.00% due 01/25/05(1)(8)	174,908	1,568
Structured Asset Investment Loan Trust, Series 2003-BC10 AIO 6.00% due 03/25/05(8)	192,864	2,623
Structured Asset Investment Loan Trust, Series 2003-BC11 AIO 6.00% due 04/25/05(8)	771,876	14,323
Structured Asset Investment Loan Trust, Series 2003-BC12 AIO 6.00% due 05/25/05(8)	131,143	3,082
Structured Asset Investment Loan Trust, Series 2003-BC13 AIO 6.00% due 05/25/05(8)	384,429	9,033
Structured Asset Investment Loan Trust, Series 2003-BC2 AIO 6.00% due 03/25/05(8)	380,728	5,471
Structured Asset Investment Loan NIM Notes, Series 2003-4A 7.50% due 06/27/33*(13)	48,957	48,903
Structured Asset Investment NIM Notes, Series 2003-BC 2A 7.75% due 04/27/33*(13)	25,353	25,134
Structured Asset Investment NIM Notes, Series 2004-10A 5.00% due 12/27/34*(13)	152,673	152,734

Structured Asset Investment Loan Trust, Series 2003-BC6 AIO 6.00% due 01/25/05(1)(8)	377,999	1,508
Structured Asset Investment Loan Trust, Series 2003-BC7 AIO 6.00% due 01/25/05(1)(8)	560,195	2,235
Structured Asset Investment Loan Trust, Series 2003-BC8 AIO 6.00% due 01/25/05(1)(8)	349,334	8,304
Structured Asset Investment Loan Trust, Series 2003-BC9 AIO 6.00% due 01/25/05(8)	381,333	3,293
Structured Asset Investment Loan Trust, Series 2004-1 AIO 6.00% due 07/25/05(8)	757,499	21,511
Structured Asset Investment Loan Trust, Series 2004-3 AIO 6.00% due 09/25/05(1)(8)	687,852	26,537
Structured Asset Securities Corp., Series 2002-HF1 AIO 6.00% due 05/25/05(10)(8)	103,091	2,382
Structured Asset Securities Corp., Series 2003-26A 2A 4.57% due 09/25/33(2)(10)	92,826	93,557
Structured Asset Securities Corp., Series 2003-40A 1A 4.96% due 01/25/34(2)	60,145	60,404
Structured Asset Securities Corp., Series 2004-NP2 A 2.77% due 06/25/34*(3)(10)	235,771	235,771
Terwin Mtg. Trust,Series 2004-5HE A1B 2.84% due 06/25/35(3)	87,000	87,143
TIAA Commercial Real Estate Securitization, Series 2002-1A IIFX 6.77% due 05/22/37*(1)(13)	86,000	92,900
Wells Fargo Home Equity Trust, Series 2004-1 AIO 6.00% due 09/25/05(1)(8)	363,783	14,497
Wells Fargo Mortgage Backed Securities Trust, Series 2004-U A1 3.89% due 10/01/10(2)(10)	164,751	165,605
WFS Financial Owner Trust, Series 2004-1 D 3.17% due 08/22/11	15,731	15,592
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 02/17/12	31,000	31,150
WFS Financial Owner Trust, Series 2004-4 D 3.58% due 05/17/12	52,000	51,415

TOTAL ASSET-BACKED SECURITIES (cost $ 13,639,114)		13,409,067

Bonds & Notes — 10.9%

CONSUMER DISCRETIONARY — 0.1%

Automotive — 0.1%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	25,000	27,116
DaimlerChrysler NA Holding Corp. 7.20% due 09/01/09	20,000	22,260
DaimlerChrysler NA Holding Corp. 8.00% due 06/15/10	65,000	75,127
Dana Corp. 5.85% due 01/15/15*(13)	30,000	29,700
Ford Motor Co. 9.98% due 02/15/47	40,000	49,706
General Motors Corp. 7.20% due 01/15/11	10,000	10,256
General Motors Corp. 8.38% due 07/15/33	30,000	31,082
Lear Corp., Series B 8.11% due 05/15/09	20,000	22,683

Housing & Household Durables — 0.0%
Lennar Corp., Series B 9.95% due 05/01/10	25,000	26,793
Pulte Homes, Inc. 7.88% due 08/01/11	15,000	17,401

Retail — 0.0%
Avery Dennison Corp. 4.88% due 01/15/13	25,000	25,323
CVS Corp. Pass Through 6.12% due 01/10/13*(13)	18,544	19,662
Federated Department Stores, Inc. 6.63% due 04/01/11	25,000	27,953
Nordstrom, Inc. 6.95% due 03/15/28	20,000	22,441
RadioShack Corp. 7.38% due 05/15/11	30,000	34,097
		441,600

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Computer Associates International, Inc. 5.63% due 12/01/14*	15,000	15,163
ConAgra Foods, Inc. 6.75% due 09/15/11	20,000	22,501
ConAgra Foods, Inc. 7.88% due 09/15/10	30,000	35,242
Delhaize America, Inc. 8.13% due 04/15/11	55,000	64,115
Hormel Foods Corp. 6.63% due 06/01/11	25,000	27,958
Kraft Foods, Inc. 5.63% due 11/01/11	95,000	100,599
Kraft Foods, Inc. 6.25% due 06/01/12	10,000	10,978
Kroger Co. 6.75% due 04/15/12	45,000	50,808
Miller Brewing Co. 5.50% due 08/15/13*(13)	30,000	31,357
Tyson Foods, Inc. 8.25% due 10/01/11	15,000	17,812

Household & Personal Products — 0.0%
S.C. Johnson & Son, Inc. 5.75% due 02/15/33*(13)	25,000	25,243
		401,776

ENERGY — 0.1%

Energy Services — 0.1%
Arizona Public Service Co. 6.50% due 03/01/12	40,000	44,465
Atmos Energy Corp. 4.95% due 10/15/14	25,000	24,775
Buckeye Partners LP 5.30% due 10/15/14	15,000	15,223
Consolidated Natural Gas Co. 5.00% due 12/01/14	5,000	5,005
Motiva Enterprises, LLC 5.20% due 09/15/12*(13)	40,000	41,193
Ocean Energy, Inc. 7.25% due 10/01/11	20,000	22,794
PacifiCorp 5.45% due 09/15/13	20,000	20,933
Schlumberger Technology Corp. 6.50% due 04/15/12*(13)	45,000	50,149
Sunoco, Inc. 4.88% due 10/15/14	15,000	14,832
Western Resources, Inc. 7.88% due 05/01/07	40,000	43,498

Energy Sources — 0.0%
Kerr-McGee Corp. 6.88% due 09/15/11	30,000	33,783
Occidental Petroleum Corp. 10.13% due 09/15/09	25,000	30,859
XTO Energy, Inc. 7.50% due 04/15/12	10,000	11,702
		359,211
FINANCE — 1.2%

Banks — 0.2%
Bank of America Corp. 7.40% due 01/15/11	180,000	208,508
Bank of New York Co., Inc. 3.40% due 03/01/08(2)	10,000	9,737
Bank United Corp. 8.88% due 05/01/07	60,000	66,401
Capital One Bank 6.70% due 05/15/08	5,000	5,403
First Maryland Bancorp 7.20% due 07/01/07	20,000	21,733
First Union National Bank 7.80% due 08/18/10	85,000	99,829
Fleet Capital Trust V 3.51% due 12/18/28(3)	20,000	20,052
Independence Community Bank Corp. 3.50% due 06/20/08(2)	50,000	48,186
Merita Bank, PLC 6.50% due 04/01/09	50,000	54,604
National City Bank (PA) 6.25% due 03/15/11	125,000	137,018
PNC Funding Corp. 5.25% due 11/15/15	50,000	50,658
Popular North America, Inc., Series MTNE 3.88% due 10/01/08	30,000	29,962
UBS Preferred Funding Trust I 8.62% due 10/01/10(2)	30,000	36,060
Wachovia Corp. 5.25% due 08/01/14	95,000	97,366
Washington Mutual, Inc. 4.63% due 04/01/14	60,000	57,363
Washington Mutual, Inc. 8.25% due 04/01/10	25,000	29,249

Financial Services — 0.9%
Ameritech Capital Funding Co. 6.25% due 05/18/09	25,000	26,787
AXA Financial, Inc. 7.75% due 08/01/10	25,000	29,146
Bank of America Corp. 5.38% due 06/15/14	20,000	20,871
Bayview Financial Acquisition Trust, Series 2003-F A 2.92% due 09/28/43(3)	86,086	86,422
Bell Atlantic Financial Services, Inc., Series MTN 7.60% due 03/15/07	35,000	37,891
Block Financial Corp. 5.13% due 10/30/14	25,000	24,439
Boeing Capital Corp. 6.10% due 03/01/11	10,000	10,908
Bunge Ltd. Finance Corp. 4.38% due 12/15/08	25,000	25,192
CIT Group, Inc. 5.00% due 02/13/14	75,000	74,877
CIT Group, Inc. 7.75% due 04/02/12	35,000	41,430
Citigroup, Inc. 5.00% due 09/15/14*(5)(13)	295,000	296,423
Citigroup, Inc. 5.85% due 12/11/34	85,000	87,436
Core Investment Grade Bond Trust I Pass Through 4.73% due 11/30/07	1,500,000	1,534,740
Countrywide Capital III, Series B 8.05% due 06/15/27	20,000	23,971
Countrywide Home Loans, Inc., Series MTNL 4.00% due 03/22/11	45,000	43,752
Credit Suisse First Boston USA, Inc. 4.88% due 01/15/15	25,000	24,690
First Chicago Corp. 6.38% due 01/30/09	50,000	54,184
Ford Motor Credit Co. 7.88% due 06/15/10	35,000	38,562

Ford Motor Credit Co., Series MTN 7.75% due 02/15/07	115,000	122,163
Foster’s Finance Corp. 4.88% due 10/01/14 *(13)	15,000	14,913
Franchise Finance Corp. of America 8.75% due 10/15/10	30,000	37,081
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	65,000	70,852
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11	50,000	54,769
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	10,000	11,705
General Motors Acceptance Corp. 6.88% due 09/15/11	5,000	5,124
General Motors Acceptance Corp. 8.00% due 11/01/31	25,000	25,697
Goldman Sachs Group, Inc. 4.75% due 07/15/13	45,000	44,529
Grand Metropolitan Investment Corp. 8.00% due 09/15/22	45,000	58,224
Grand Metropolitan Investment Corp. 9.00% due 08/15/11	15,000	18,839
Greenpoint Capital Trust I 9.10% due 06/01/27	15,000	17,693
Heller Financial, Inc. 7.38% due 11/01/09	20,000	22,771
Household Finance Corp. 4.13% due 11/16/09	25,000	24,866
Household Finance Corp. 6.38% due 11/27/12	15,000	16,573
Household Finance Corp. 7.00% due 05/15/12	150,000	171,297
Household Finance Corp. 8.00% due 07/15/10	55,000	64,731
HSBC Finance Corp. 6.75% due 05/15/11	20,000	22,444
HSBC Capital Funding LP 9.55% due 06/30/10*(2)(13)	45,000	56,064
John Hancock Global Funding II 7.90% due 07/02/10*(13)	15,000	17,563
JP Morgan Chase & Co. 5.13% due 09/15/14	160,000	161,050
JP Morgan Chase & Co. 6.63% due 03/15/12	10,000	11,193
Lehman Brothers Holdings, Inc. 4.00% due 01/22/08	25,000	25,172
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12	30,000	33,546
Merrill Lynch & Co., Inc., Series MTNB 4.75% due 11/20/09	10,000	10,237
Morgan Stanley 6.75% due 04/15/11	25,000	28,041
NiSource Finance Corp. 7.88% due 11/15/10	40,000	47,023
Oneamerica Financial Partners, Inc. 7.00% due 10/15/33*(13)	15,000	16,196
Principal Life Global Funding I 5.25% due 01/15/13*(13)	30,000	30,661
Prudential Financial, Inc., Series MTNB 4.50% due 07/15/13	60,000	57,991
State Street Capital Trust II 2.79% due 02/15/08(3)	20,000	20,090
Verizon Global Funding Corp. 7.75% due 12/01/30	15,000	18,650

Insurance — 0.1%
Executive Risk Capital Trust, Series B 8.68% due 02/01/27	30,000	33,687
Fund American Cos., Inc. 5.88% due 05/15/13	25,000	25,444
Hartford Financial Services Group, Inc. 7.90% due 06/15/10	35,000	40,471
MetLife, Inc. 6.13% due 12/01/11	15,000	16,302
Nationwide Financial Services, Inc. 5.63% due 02/13/15	10,000	10,183
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*(13)	15,000	18,538

Protective Life Corp. 4.30% due 06/01/13	15,000	14,368
St Paul Travelers Cos., Inc. 5.75% due 03/15/07	65,000	67,625
Travelers Property Casualty Corp. 3.75% due 03/15/08	10,000	9,902
		5,059,200

HEALTHCARE — 0.0%

Drugs — 0.0%
Bayer Corp. 6.20% due 02/15/08*(2)	15,000	15,996
Hospira, Inc. 4.95% due 06/15/09	35,000	35,754
Wyeth 6.70% due 03/15/11	30,000	33,779

Health Services — 0.0%
HCA, Inc. 6.95% due 05/01/12	30,000	31,587
Wellpoint, Inc. 4.25% due 12/15/09*(13)	15,000	14,993
Wellpoint, Inc. 5.00% due 12/15/14*(13)	15,000	14,953
		147,062

INDUSTRIAL & COMMERCIAL — 0.2%

Aerospace & Military Technology — 0.1%
Boeing Co. 6.88% due 10/15/43	15,000	16,890
Litton Industries, Inc. 8.00% due 10/15/09	45,000	51,531
Lockheed Martin Corp. 8.50% due 12/01/29	35,000	47,889
Raytheon Co. 4.85% due 01/15/11	20,000	20,492
Raytheon Co. 5.38% due 04/01/13	40,000	41,671
Raytheon Co. 6.00% due 12/15/10	8,000	8,656
Raytheon Co. 6.75% due 08/15/07	15,000	16,160
Raytheon Co. 7.00% due 11/01/28	15,000	17,433
Raytheon Co. 8.30% due 03/01/10	25,000	29,625

Business Services — 0.0%
Bunge Ltd. Finance Corp. 5.88% due 05/15/13	10,000	10,616
Bunge Ltd. Finance Corp. 7.80% due 10/15/12	5,000	5,937
Cendant Corp. 6.25% due 03/15/10	50,000	54,113
Cendant Corp. 7.38% due 01/15/13	35,000	40,489
Monsanto Co. 4.00% due 05/15/08	5,000	5,016
Monsanto Co. 7.38% due 08/15/12	15,000	17,539
Waste Management, Inc. 6.38% due 11/15/12	5,000	5,539
Waste Management, Inc. 7.38% due 08/01/10	45,000	51,581

Electrical Equipment — 0.0%
Jabil Circuit, Inc. 5.88% due 07/15/10	15,000	15,789

Machinery — 0.0%
Kennametal, Inc. 7.20% due 06/15/12	40,000	44,449

Transportation — 0.1%
CSX Corp. 6.75% due 03/15/11	50,000	55,964
Norfolk Southern Corp. 6.75% due 02/15/11	5,000	5,635
Norfolk Southern Corp. 7.05% due 05/01/37	65,000	76,003
Union Pacific Corp. 6.65% due 01/15/11	50,000	55,905
		694,922

INFORMATION & ENTERTAINMENT — 0.2%

Broadcasting & Media — 0.2%
AOL Time Warner, Inc. 7.63% due 04/15/31(5)	55,000	66,537
Clear Channel Communications, Inc. 5.75% due 01/15/13	35,000	36,164
Cox Communications, Inc. 4.63% due 01/15/10*(13)	20,000	19,954
Cox Communications, Inc. 5.45% due 12/15/14*(13)	70,000	69,997
Cox Communications, Inc. 7.75% due 11/01/10	30,000	34,365
Cox Enterprises, Inc. 8.00% due 02/15/07*(13)	20,000	21,511
Jones Intercable, Inc. 7.63% due 04/15/08	20,000	22,129
Liberty Media Corp. 5.70% due 05/15/13	15,000	14,884
Liberty Media Corp. 7.88% due 07/15/09	20,000	22,289

News America Holdings, Inc. 7.70% due 10/30/25	75,000	88,974
News America, Inc. 6.20% due 12/15/34*(13)	35,000	35,473
Tele-Communications, Inc. 7.88% due 08/01/13	50,000	59,949
Tele-Communications, Inc. 9.80% due 02/01/12	45,000	58,005
Time Warner, Inc. 9.13% due 01/15/13	90,000	115,699
Time Warner, Inc. 9.15% due 02/01/23	15,000	20,099
Turner Broadcasting, Inc. 8.38% due 07/01/13	5,000	6,161
USA Interactive 7.00% due 01/15/13	15,000	16,546

Leisure & Tourism — 0.0%
Continental Airlines, Inc., Series 02-1 Pass Through 6.56% due 08/15/13	15,000	15,947
Continental Airlines, Inc., Series 974A Pass Through 6.90% due 01/02/18	8,261	8,281
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17	38,062	36,970
GTECH Holdings Corp. 4.75% due 10/15/10	50,000	50,191
Hilton Hotels Corp. 8.25% due 02/15/11	40,000	47,327
Northwest Airlines Trust, Series 1999-2A Pass Through 7.58% due 03/01/19	8,539	8,822
Tricon Global Restaurants, Inc. 8.88% due 04/15/11	15,000	18,533
		894,807

INFORMATION TECHNOLOGY — 0.3%

Computer Services — 0.0%
Sungard Data Systems, Inc. 4.88% due 01/15/14	15,000	14,579

Computer Software — 0.0%
Fiserv, Inc. 4.00% due 04/15/08	15,000	15,050

Telecommunications — 0.3%
AT&T Broadband Corp. 8.38% due 03/15/13	45,000	55,489
AT&T Wireless Services, Inc. 7.88% due 03/01/11	95,000	111,969
AT&T Wireless Services, Inc. 8.13% due 05/01/12	50,000	60,442
AT&T Wireless Services, Inc. 8.75% due 03/01/31	25,000	33,708
BellSouth Capital Funding Corp. 7.75% due 02/15/10	20,000	23,169
Citizens Communications Co. 6.25% due 01/15/13	20,000	20,150
Michigan Bell Telephone Co. 7.85% due 01/15/22	30,000	35,962
Motorola, Inc. 4.61% due 11/16/07	60,000	61,184
Motorola, Inc. 7.63% due 11/15/10	15,000	17,400
New England Telephone & Telegraph Co. 7.88% due 11/15/29	80,000	96,588
Nextel Communications, Inc. 5.95% due 03/15/14	80,000	82,800
Qwest Corp. 7.88% due 09/01/11*(13)	18,000	19,530
Sprint Capital Corp. 6.88% due 11/15/28	135,000	147,796
Sprint Capital Corp. 7.63% due 01/30/11	35,000	40,636
Sprint Capital Corp. 8.38% due 03/15/12	40,000	48,726
TCI Communications, Inc. 8.75% due 08/01/15	60,000	76,528
United States Cellular Corp. 6.70% due 12/15/33	20,000	20,720
Verizon New England, Inc. 6.50% due 09/15/11	80,000	88,004
		1,070,430

MATERIALS — 0.1%

Chemicals — 0.1%
Chevron Phillips Chemical Co., LLC 5.38% due 06/15/07	95,000	98,474
Dow Chemical Co. 6.00% due 10/01/12	70,000	76,478
Dow Chemical Co. 8.55% due 10/15/09	20,000	23,397
Eastman Chemical Co. 3.25% due 06/15/08	15,000	14,639
ICI Wilmington, Inc. 4.38% due 12/01/08	20,000	20,078
ICI Wilmington, Inc. 5.63% due 12/01/13	15,000	15,536
Lubrizol Corp. 5.50% due 10/01/14	25,000	25,147
Praxair, Inc. 6.38% due 04/01/12	10,000	11,164

Forest Products — 0.0%
International Paper Co. 5.30% due 04/01/15	20,000	20,234
Weyerhaeuser Co. 6.75% due 03/15/12	20,000	22,537
Weyerhaeuser Co. 7.13% due 07/15/23	45,000	50,966
Weyerhaeuser Co. 7.95% due 03/15/25	15,000	18,452

Plastic — 0.0%
Sealed Air Corp. 5.63% due 07/15/13*(13)	20,000	20,690
Sealed Air Corp. 6.88% due 07/15/33*(13)	20,000	21,598
		439,390

MUNICIPAL BONDS — 0.0%

Municipal Bonds — 0.0%
Illinois State Pension General Obligation 5.10% due 06/01/33	30,000	28,817
New Jersey Trust Turnpike Authority, Series B 4.25% due 01/01/16	25,000	24,089
State of Oregon General Obligation 5.89% due 06/01/27	30,000	32,037
		84,943

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
Centerpoint Properties Trust, Series MTN 4.75% due 08/01/10	15,000	15,118
Colonial Properties Trust 6.25% due 06/15/14	60,000	63,073
Developers Diversified Realty Corp. 4.63% due 08/01/10	15,000	14,886
Equity One, Inc. 3.88% due 04/15/09	50,000	48,521
Health Care REIT, Inc. 6.00% due 11/15/13	60,000	62,098
Heritage Property Investment Trust 5.13% due 04/15/14	20,000	19,248
Hospitality Properties Trust 6.75% due 02/15/13	45,000	49,689
HRPT Properties Trust 5.75% due 02/15/14	20,000	20,540
HRPT Properties Trust 6.25% due 08/15/16	10,000	10,548
Kimco Realty Corp., Series MTNC 5.19% due 10/01/13	15,000	15,062
Rouse Co. 7.20% due 09/15/12	40,000	43,249
Simon Property Group LP 5.63% due 08/15/14*(13)	20,000	20,712
Vornado Realty LP 4.75% due 12/01/10	25,000	25,054
		407,798

U.S. GOVERNMENT AGENCIES —7.4%

U.S. Government Agencies-7.4%
Federal Home Loan Mtg. Corp., Series 2696 PO zero coupon due 10/15/33(9)(10)	69,352	48,673
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 2IO 0.04% due 05/25/43(2)(8)(10)	563,299	1,775
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 1IO 0.29% due 05/25/43(2)(8)(10)	581,845	8,453
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 3IO 0.36% due 05/25/43(2)(8)(10)	487,189	9,462
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-51 1AIO 0.42% due 09/25/43(1)(2)(8)(10)	302,770	3,119
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-56 AIO 1.33% due 05/25/43(2)(8)(10)	981,605	34,825
Federal Home Loan Mtg. Corp., Series 2596 IL IO 5.00% due 09/15/30(2)(8)(10)	165,490	22,283
Federal Home Loan Mtg. Corp. 6.50% due February TBA(5)	4,500,000	4,720,778
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-42 A5 7.50% due 01/03/05(10)	62,524	67,141
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-60 1A3 7.50% due 02/01/05(10)	280,360	295,989
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29	65,516	70,436
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-51 2A 7.50% due 08/25/42(2)(10)	111,179	117,877
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities, Series T-58 4A 7.50% due 09/25/43(10)	63,429	68,126
Federal Home Loan Mtg. Corp. 8.50% due 07/01/28	10,241	11,254
Federal Home Loan Mtg. Corp., Series 2763 SC 18.68% due 04/15/32(3)(10)	150,489	186,025
Federal Home Loan Mtg. Corp. 9.50% due 02/25/42	15,387	17,245
Federal National Mtg. Assoc., Series 2003-W6 2IO3 0.35% due 09/25/42(2)(8)(10)	688,819	12,819
Federal National Mtg. Assoc., Series 2003-W6 3IO 0.37% due 09/25/42(2)(8)(10)	657,272	12,288
Federal National Mtg. Assoc., Series 2002-T1 IO 0.42% due 11/25/31(1)(2)(8)(10)	681,002	7,230
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% due 12/25/41(2)(8)(10)	3,765,731	46,845
Federal National Mtg. Assoc., Series 2001-50 IO 0.48% due 10/25/41(2)(8)(10)	1,178,245	17,830
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% due 08/25/41(1)(2)(8)(10)	714,483	10,576
Federal National Mtg. Assoc., Series 2003-W6 5IO1 0.68% due 09/25/42(2)(8)(10)	455,038	10,256
Federal National Mtg. Assoc., Series 2003-W6 2IO1 0.98% due 09/25/42(1)(2)(8)(10)	221,426	671
Federal National Mtg. Assoc., Series 2003-W2 2IO 1.01% due 07/25/42(2)(8)(10)	776,661	30,871
Federal National Mtg. Assoc., Series 2003-W8 1IO1 1.13% due 12/25/42(2)(8)(10)	640,298	2,891
Federal National Mtg. Assoc., Series 2003-W6 1 IO1 1.63% due 10/25/42(2)(8)(10)	241,122	3,526
Federal National Mtg. Assoc., Series 2003-W8 1IO2 1.64% due 12/25/42(2)(8)(10)	1,042,759	40,305
Federal National Mtg. Assoc., Series 2003-W10 3IO 1.97% due 06/25/43(2)(8)(10)	291,623	17,892
Federal National Mtg. Assoc., Series 2003-W10 1IO 2.00% due 06/25/43(2)(8)(10)	1,393,680	85,456
Federal National Mtg. Assoc., Series 2003-W12 2IO2 2.22% due 06/25/43(2)(8)(10)	675,216	47,661
Federal National Mtg. Assoc. 4.00% due 05/01/19	951,502	929,445
Federal National Mtg. Assoc., 5.00% IO due 09/01/18(1)(8)(10)	137,340	20,566
Federal National Mtg. Assoc. 5.00% due 03/01/19	368,039	374,169
Federal National Mtg. Assoc., Series 2003-24 IO 5.00% due 03/25/31(8)(10)	150,590	26,368
Federal National Mtg. Assoc. 5.00% due February TBA	8,125,000	8,107,078
Federal National Mtg. Assoc. IO 5.50% due 03/01/33(8)(10)	341,275	73,168
Federal National Mtg. Assoc. IO 5.50% due 12/01/32(8)(10)	242,954	48,837
Federal National Mtg. Assoc. IO 5.50% due 01/01/33(8)(10)	478,114	102,489
Federal National Mtg. Assoc. IO 5.50% due 06/01/33(8)(10)	452,804	96,436
Federal National Mtg. Assoc. 5.50% due 12/01/33	97,900	21,192
Federal National Mtg. Assoc., Series 2003-118 SF IO 5.68% due 12/25/33(3)(8)(10)	398,553	46,849
Federal National Mtg. Assoc., Series 2003-31 IM IO 5.75% due 08/25/32(1)(2)(8)(10)	281,279	24,658
Federal National Mtg. Assoc. 6.00% due 03/01/14	4,862	5,104
Federal National Mtg. Assoc. 6.00% due 04/01/17	7,296	7,650
Federal National Mtg. Assoc. 6.50% due 10/01/28	6,942	7,295
Federal National Mtg. Assoc. 6.50% due 06/01/29	281,305	295,494
Federal National Mtg. Assoc. 6.50% due 09/01/29	1,894	1,993
Federal National Mtg. Assoc. 6.50% due 06/01/31	26,714	28,044
Federal National Mtg. Assoc. 6.50% due 04/01/32	40,008	41,994
Federal National Mtg. Assoc. 6.50% due 07/01/32	87,499	91,841
Federal National Mtg. Assoc. 6.50% due 08/01/32	14,903	15,643
Federal National Mtg. Assoc. 6.50% due 08/01/32	21,185	22,236
Federal National Mtg. Assoc. 6.50% due 02/01/33	16,415	17,230
Federal National Mtg. Assoc. 6.50% due 02/01/33	10,025	10,522
Federal National Mtg. Assoc. 6.50% due 02/01/33	21,122	22,170
Federal National Mtg. Assoc. 6.50% due 03/01/33	19,795	20,777
Federal National Mtg. Assoc. 6.50% due 07/01/33	11,349	11,905
Federal National Mtg. Assoc. 6.50% due 10/01/33	199,844	209,643
Federal National Mtg. Assoc. 6.50% due 11/01/33	289,761	303,968
Federal National Mtg. Assoc. 6.50% due 12/01/33	14,678	15,398
Federal National Mtg. Assoc. 6.50% due 12/01/33	156,332	163,997
Federal National Mtg. Assoc. 6.50% due 12/01/33	298,012	312,624
Federal National Mtg. Assoc. 6.50% due 03/01/34	293,566	308,133
Federal National Mtg. Assoc. 6.50% due 03/01/34	24,108	25,290
Federal National Mtg. Assoc. 6.50% due 05/01/34	60,209	63,161
Federal National Mtg. Assoc. 6.50% due 07/01/34	289,562	304,213
Federal National Mtg. Assoc. 6.50% due 07/01/34	36,575	38,369
Federal National Mtg. Assoc., Series 2001-T3 A1 7.50% due 11/25/40(10)	10,300	11,070

Federal National Mtg. Assoc. 6.50% due 08/01/34	23,100	24,232
Federal National Mtg. Assoc. 6.50% due 08/01/34	269,852	283,086
Federal National Mtg. Assoc. 7.00% due 11/01/22	8,810	9,387
Federal National Mtg. Assoc. 7.00% due 05/01/29	13,311	14,122
Federal National Mtg. Assoc. 7.00% due 09/01/29	23,918	25,376
Federal National Mtg. Assoc. 7.00% due 07/01/31	20,589	21,827
Federal National Mtg. Assoc. 7.00% due 04/01/32	493,570	523,220
Federal National Mtg. Assoc. 7.00% due 05/01/32	24,018	25,461
Federal National Mtg. Assoc. 7.00% due 05/01/32	306,460	324,871
Federal National Mtg. Assoc. 7.00% due 06/01/32	119,888	127,090
Federal National Mtg. Assoc. 7.00% due 08/01/32	354,362	375,650
Federal National Mtg. Assoc. 7.00% due 01/01/33	8,441	8,948
Federal National Mtg. Assoc. 7.00% due 03/01/33	748,184	792,814
Federal National Mtg. Assoc. 7.00% due 06/01/33	417,779	442,887
Federal National Mtg. Assoc. 7.00% due 08/01/33	17,648	18,701
Federal National Mtg. Assoc. 7.00% due 10/01/33	674,425	715,976
Federal National Mtg. Assoc. 7.00% due 10/01/33(5)	2,286,243	2,422,623
Federal National Mtg. Assoc. 7.00% due 11/01/33	18,758	19,877
Federal National Mtg. Assoc. 7.00% due 12/01/33	224,317	237,698
Federal National Mtg. Assoc. 7.00% due 12/01/33	16,302	17,282
Federal National Mtg. Assoc. 7.00% due 01/01/34	444,085	470,576
Federal National Mtg. Assoc. 7.25% due 01/15/10(5)	733,000	842,437
Federal National Mtg. Assoc., Series 2004-W12 1A4 7.50% due 07/25/44(10)	82,164	88,080
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 01/19/39(10)	8,428	9,025
Federal National Mtg. Assoc., Series 2004 W11 1A4 7.50% due 05/24/44(10)	23,431	25,120
Federal National Mtg. Assoc. 7.50% due 07/01/08	6,645	6,757
Federal National Mtg. Assoc. 7.50% due 04/01/24	97,823	105,636
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% due 01/25/28(10)	4,961	5,331
Federal National Mtg. Assoc., Series 2002-W7 A5 7.50% due 02/25/29(10)	426	458
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 06/19/30(2)(10)	6,491	6,928
Federal National Mtg. Assoc., Series 2002-T1 A3 7.50% due 11/25/31(10)	90,907	97,149
Federal National Mtg. Assoc., Series 2001-T1 A1 7.50% due 10/25/40(10)	27,530	29,406
Federal National Mtg. Assoc., Series 2001-T7 A1 7.50% due 02/25/41(10)	2,175	2,328
Federal National Mtg. Assoc., Series 2001-T4 A1 7.50% due 07/25/41(10)	23,739	25,373
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)(10)	318,793	340,990
Federal National Mtg. Assoc., Series 2001-T12 A2 7.50% due 08/25/41(10)	342	367
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(10)	398,682	428,459
Federal National Mtg. Assoc., Series 2002-T4 A3 7.50% due 12/25/41(10)	146,044	156,565
Federal National Mtg. Assoc., Series 2002-14 A2 7.50% due 01/25/42(10)	104,497	112,302
Federal National Mtg. Assoc., Series 2002-W1 2A 7.50% due 02/25/42(10)	51,361	54,870
Federal National Mtg. Assoc., Series 2002-T12 A3 7.50% due 05/25/42(10)	49,658	52,565
Federal National Mtg. Assoc., Series 2002-W4 A5 7.50% due 05/25/42(10)	228,875	245,969
Federal National Mtg. Assoc., Series 2002-T16 A3 7.50% due 07/25/42(10)	306,709	329,663
Federal National Mtg. Assoc., Series 2003-W2 1A3 7.50% due 07/25/42(10)	47,006	50,317
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(10)	139,973	150,428
Federal National Mtg. Assoc., Series 2003-W3 1A3 7.50% due 08/25/42(10)	108,281	116,368
Federal National Mtg. Assoc., Series 2004-T3 1A4 7.50% due 02/25/44(10)	6,533	7,021
Federal National Mtg. Assoc., Series 2004-W8 3A 7.50% due 06/25/44(10)	108,823	116,942
Federal National Mtg. Assoc. 8.00% due 04/01/25	34,430	37,476
Federal National Mtg. Assoc. 9.00% due 06/01/26	1,562	1,740
Federal National Mtg. Assoc., Series 2003-W6 PT1 9.25% due 09/25/42(2)(10)	58,633	63,937
Federal National Mtg. Assoc., Series 2004-4 QM 9.37% due 06/25/33(3)(10)	99,065	100,101
Federal National Mtg. Assoc., Series 2002-T1 A4 9.50% due 11/25/31(10)	21,141	23,140
Federal National Mtg. Assoc., Pass-Through, Series 2002-T6 A3 9.50% due 11/25/41(10)	30,840	32,719
Federal National Mtg. Assoc., Pass-Through, Series 2002-T12 A4 9.50% due 01/25/44(10)	15,049	17,249
Federal National Mtg. Assoc., Series 2004-T3 PT1 10.40% due 01/25/44(1)(2)(10)	97,502	111,422
Government National Mtg. Assoc., Series 2003-114 SP 12.51% due 12/16/27(3)(10)	103,669	110,429
		29,064,368

U.S. GOVERNMENT OBLIGATIONS — 0.7%

U.S. Treasuries — 0.7%
United States Treasury Bonds 6.00% due 02/15/26	485,000	555,571
United States Treasury Bonds 6.25% due 05/15/30	783,000	936,145
United States Treasury Bonds 8.00% due 11/15/21	550,000	754,982
United States Treasury Notes 3.25% due 08/15/08	80,000	79,628
United States Treasury Notes 4.25% due 08/15/13	437,000	440,448
United States Treasury Notes 4.25% due 08/15/14	100,000	100,223
		2,866,997

UTILITIES — 0.4%

Electric Utilities — 0.3%
AEP Texas Central Co., Series D 5.50% due 02/15/13	15,000	15,578
AEP Texas North Co., Series B 5.50% due 03/01/13	25,000	25,968
Carolina Power & Light Co. 6.13% due 09/15/33	20,000	21,298
CenterPoint Energy Houston Electric, LLC, Series M2 5.75% due 01/15/14	20,000	21,202
Chesapeake Energy Corp. 6.38% due 06/15/15*(13)	50,000	51,375
Cleveland Electric Illuminating Co. 5.65% due 12/15/13	35,000	36,299
Cleveland Electric Illuminating Co., Series D 7.43% due 11/01/09	20,000	22,720
Consumers Energy Co. 5.00% due 03/15/15	85,000	84,545
Dayton Power & Light Co. 5.13% due 10/01/13*(13)	20,000	20,434
Dominion Resources, Inc., Series A 8.13% due 06/15/10	25,000	29,426
Dominion Resources, Inc., Series D 5.13% due 12/15/09	40,000	41,388
Exelon Generation Co., LLC 6.95% due 06/15/11	55,000	62,080
Florida Power & Light Co. 5.63% due 04/01/34	10,000	10,248
Florida Power & Light Co. 5.95% due 10/01/33	50,000	53,573
Florida Power Corp. 5.90% due 03/01/33	10,000	10,372
MidAmerican Energy Holdings Co. 3.50% due 05/15/08	30,000	29,387
Monongahela Power Co. 5.00% due 10/01/06	25,000	25,451
Nevada Power Co. 5.88% due 01/15/15*(13)	40,000	40,300
Northern States Power Co., Series B 8.00% due 08/28/12	80,000	97,498
Oncor Electric Delivery Co. 6.38% due 05/01/12	25,000	27,572
Oncor Electric Delivery Co. 6.38% due 01/15/15	10,000	11,018
Oncor Electric Delivery Co. 7.25% due 01/15/33	30,000	35,640
Pacific Gas & Electric Co. 4.20% due 03/01/11	20,000	19,688
Pacific Gas & Electric Co. 4.80% due 03/01/14	25,000	24,912
Pacific Gas & Electric Co. 6.05% due 03/01/34	55,000	57,124
Pepco Holdings, Inc. 5.50% due 08/15/07	20,000	20,798
Potomac Edison Co. 5.35% due 11/15/14*(13)	50,000	50,389
Public Service Co. of Colorado, Series A 6.88% due 07/15/09	30,000	33,259
Public Service Co. of New Mexico 4.40% due 09/15/08	25,000	25,209
Public Service Electric & Gas Co. 1.00% due 05/01/08(2)	25,000	26,823
Public Service Electric & Gas Co. 5.00% due 08/15/14	15,000	15,185
Reliant Energy Resources Corp. 7.75% due 02/15/11	20,000	23,314
Rochester Gas & Electric Corp., Series VV 6.38% due 09/01/33	25,000	27,080
Southern California Edison Co. 5.00% due 01/15/14	25,000	25,405
Southern California Edison Co. 6.00% due 01/15/34	20,000	21,248
Tampa Electric Co. 6.88% due 06/15/12	15,000	16,912

Gas & Pipeline Utilities — 0.1%
Duke Capital, LLC, Series A 6.25% due 07/15/05	20,000	20,331
Duke Energy Field Services, LLC 7.88% due 08/16/10	70,000	81,642
Duke Energy Field Services, LLC 8.13% due 08/16/30	10,000	12,834
Enbridge Energy Partners LP 5.35% due 12/15/14	15,000	15,211
Kinder Morgan, Inc. 6.50% due 09/01/12	50,000	54,959
National Fuel Gas Co. 5.25% due 03/01/13	10,000	10,166
		1,355,861

TOTAL BONDS & NOTES (cost $42,893,260)		43,257,283

Foreign Asset-Backed Securities — 0.0%

FINANCE — 0.0%

Financial Services — 0.0%
Pillar Funding PLC, Series 2004-1A C1 3.49% due 06/15/11*(1)(3)(13)	101,000	101,614
Pure Mtg. Series 2004-1A E 3.88% due 02/28/34*(1)(3)	50,000	50,000

TOTAL FOREIGN ASSET-BACKED SECURITIES (cost $ 150,999)		151,614

Foreign Bonds & Notes — 0.3%

ENERGY — 0.0%

Energy Sources - 0.0%	40,000	37,377
Petro-Canada 5.35% due 07/15/33

FINANCE — 0.1%

Banks - 0.1%
Barclays Bank, PLC 6.86% due 06/15/32*(2)(13)	20,000	22,492

Financial Services - 0.0%	25,000	28,155
Anadarko Finance Co., Series B 6.75% due 05/01/11	60,000	68,306
National Westminster Bank, PLC 7.38% due 10/01/09	70,000	85,220
Royal Bank of Scotland Group, PLC 7.65% due 09/30/31*(2)(13)		204,173

INDUSTRIAL & COMMERCIAL — 0.0%

Multi-Industry - 0.0%
Tyco International Group SA 6.75% due 02/15/11	35,000	39,228
Tyco International Group SA 7.00% due 06/15/28	50,000	58,132
		97,360
INFORMATION TECHNOLOGY — 0.1%

Telecommunications - 0.1%
France Telecom SA 8.50% due 03/01/11	85,000	101,397
France Telecom SA 10.00% due 03/01/31	45,000	61,001
Koninklijke (Royal) KPN NV 8.38% due 10/01/30	25,000	32,437
Telecom Italia Capital SA 4.00% due 01/15/10*(13)	30,000	29,415
Telecom Italia Capital SA 5.25% due 11/15/13	25,000	25,268
Telecom Italia Capital SA 6.38% due 11/15/33	65,000	66,833
Telefonica Europe BV 8.25% due 09/15/30	25,000	33,525
Vodafone Group, PLC 7.88% due 02/15/30	45,000	58,023
		407,899
MATERIALS — 0.0%

Chemicals - 0.0%	15,000	17,669
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11

Metals & Minerals - 0.0%
Barrick Gold Corp., Series A 5.80% due 11/15/34	20,000	20,129
Barrick Gold Finance Co., Inc. 4.88% due 11/15/14	10,000	9,964
Falconbridge, Ltd. 5.38% due 06/01/15	25,000	24,759
Inco, Ltd. 5.70% due 10/15/15	20,000	20,832
WMC Finance USA, Ltd. 5.13% due 05/15/13	10,000	9,971
WMC Finance USA, Ltd. 6.25% due 05/15/33	10,000	10,236
		113,560
UTILITIES - 0.1%

Telephone - 0.1%
Deutsche Telekom International Finance BV 8.50% due 06/15/10	55,000	65,526
Deutsche Telekom International Finance BV 8.75% due 06/15/30	105,000	138,648
		204,174

TOTAL FOREIGN BONDS & NOTES (cost $1,007,848)		1,064,543

Warrants — 0.2% †

FINANCE — 0.2%

Financial Services — 0.2%
Merrill Lynch & Co., Inc. Expires 07/15/09* (strike price $0.000001)(13)
(cost $621,307)	42,375	520,474

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $336,676,945)		379,284,341

Short-Term Investment Securities — 1.8%

CORPORATE SHORT-TERM NOTES — 1.8%
Barton Capital Corp. 2.35% due 01/18/05(5)(13)	2,000,000	1,997,781
Sheffield Receivables Corp. 2.18% due 01/13/05(5)(13)	5,000,000	4,996,083

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $6,993,864)		6,993,864

Repurchase Agreement — 4.5%

Agreement with Goldman Sachs & Co., bearing interest at 2.25%, dated 12/31/04, to be repurchased 01/03/05(4) in the amount of $17,733,324 and collateralized by $18,110,000 of Federal Home Loan Bank, due 01/21/05 and having an approximate value of $18,108,838 (cost $17,730,000)(4)		17,730,000	17,730,000

TOTAL INVESTMENTS — (cost $361,400,809)@	103.0%		404,008,205
Liabilities in excess of other assets—	(3.0)		(11,745,709)

NET ASSETS—	100.0%		$392,262,496

†	Non-income producing security
#	Security represents an investment in an affiliated company.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $7,869,618 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis
(1)	Fair valued security; see Note 1
(2)	Variable rate security — the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(3)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(4)	The security or a portion thereof represents collateral for TBAs.
(5)	The security or a portion thereof represents collateral for open futures contracts.
(7)	Bond in default
(8)	IO-Interest only security
(9)	PO-Principal only security
(10)	Collateralized Mortgage Obligation
(11)	Commercial Mortgage-Backed Security
(12)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(13)	Illiquid Security
ADR-	American Depository Receipt
GDR-	Global Depository Receipt
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)

47 Short	90 Day Euro Dollar	March 2005	$11,417,299	$11,408,663	$8,636
11 Short	90 Day Euro Dollar	March 2005	2,674,940	2,670,113	4,827
2 Short	90 Day Euro Dollar	June 2005	490,914	484,125	6,789
2 Short	90 Day Euro Dollar	September 2005	484,912	483,050	1,862
3 Short	90 Day Euro Dollar	December 2005	725,075	723,300	1,775
1 Long	90 Day Euro Dollar	March 2006	240,141	240,813	671
1 Long	90 Day Euro Dollar	June 2006	239,661	240,583	921
11 Long	10 YR Interest Rate Swap (14)	March 2005	1,220,128	1,213,094	(7,034)
297 Long	Dow Jones Euro Stoxx 50	March 2005	11,910,503	11,950,026	39,523
185 Long	Financial Times Stock Exchange 100 Index	March 2005	16,932,086	17,167,638	235,552
116 Long	LIFFE Long Gilt	March 2005	24,872,741	25,031,699	158,958
165 Short	Russell 2000	March 2005	10,454,070	10,790,175	(336,105)
35 Long	S&P 500 Index	March 2005	10,326,881	10,619,875	292,994
114 Short	S&P 500 Index	March 2005	33,635,273	34,590,450	(955,178)
78 Long	S&P Ruix Investment Index	March 2005	12,578,314	12,624,890	46,576
25 Short	US Treasury 5 YR Note	March 2005	2,731,587	2,738,281	(6,694)
104 Long	US Treasury 10 YR Note	March 2005	11,606,778	11,641,500	34,722
320 Short	US Treasury 10 YR Note	March 2005	35,855,348	35,820,000	35,348
7 Long	US Treasury Long Bond	March 2005	787,994	787,500	(494)

					$(436,351)

(14) During the fiscal year, Putnam Investment Management, LLC, the Portfolio’s subadviser, purchased futures contracts on interest rate swaps.  The Portfolio has an investment restriction that states the Portfolio may not invest in futures contracts on interest rate swaps.  Subsequent to December 31, 2004 Putnam Investment Management, LLC executed trades to close any open futures contracts on interest rate swaps.

Bonds & Notes Sold Short - (0.6%)	Principal Amount	Value (Note 1)

Federal National Mtg. Assoc. 6.50% due February TBA	(300,000)	$(314,531)
Federal National Mtg. Assoc. 7.00% due February TBA	(1,900,000)	(2,012,813)
(Proceeds $(2,328,158))		$(2,327,344)

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
STOCK PORTFOLIO

Investment Portfolio — December 31, 2004
(unaudited)

Common Stock — 97.6%	Shares/ Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 10.2%

Apparel & Textiles — 0.8%
Hermes International	6,168	$1,230,749
Industria de Diseno Textil SA (Inditex)	43,500	1,283,064

Automotive — 0.5%
Harley-Davidson, Inc.	26,900	1,634,175

Retail — 8.9%
Best Buy Co., Inc.	60,200	3,577,084
Family Dollar Stores, Inc.	43,200	1,349,136
Home Depot, Inc.	82,500	3,526,050
Kingfisher, PLC	232,600	1,383,248
Kohl’s Corp.†	46,700	2,296,239
Target Corp.	95,700	4,969,701
Wal-Mart de Mexico SA de CV	201,200	691,304
Wal-Mart de Mexico SA de CV Sponsored ADR	24,100	832,655
Wal-Mart Stores, Inc.	123,400	6,517,988
Walgreen Co.	68,400	2,624,508
		31,915,901

CONSUMER STAPLES — 2.7%

Food, Beverage & Tobacco — 2.7%
Altria Group, Inc.	28,100	1,716,910
Coca-Cola Co.	47,800	1,989,914
Compass Group, PLC	374,700	1,771,491
PepsiCo, Inc.	18,400	960,480
Sysco Corp.	55,100	2,103,167
		8,541,962

EDUCATION — 0.7%

Education — 0.7%
Apollo Group, Inc., Class A†	26,950	2,175,135

ENERGY — 4.3%

Energy Services — 2.2%
Baker Hughes, Inc.	90,700	3,870,169
Schlumberger, Ltd.	46,400	3,106,480

Energy Sources — 2.1%
ChevronTexaco Corp.	58,200	3,056,082
Exxon Mobil Corp.	65,734	3,369,525
		13,402,256

FINANCE — 18.8%

Banks — 5.4%
Anglo Irish Bank Corp., PLC	57,700	1,398,384
Northern Trust Corp.	44,400	2,156,952
State Street Corp.	126,000	6,189,120
U.S. Bancorp	98,000	3,069,360
UBS AG	50,900	4,268,151

Financial Services — 11.3%
American Express Co.	79,700	4,492,689
Ameritrade Holding Corp.†	158,600	2,255,292

Charles Schwab Corp.	152,300	1,821,508
Citigroup, Inc.	236,835	11,410,710
Credit Suisse Group†	53,200	2,236,356
Fannie Mae	14,200	1,011,182
Freddie Mac	10,300	759,110
Goldman Sachs Group, Inc.	18,900	1,966,356
Mellon Financial Corp.	67,900	2,112,369
Merrill Lynch & Co., Inc.	58,800	3,514,476
SLM Corp.	70,600	3,769,334

Insurance — 2.1%
ACE, Ltd.	41,200	1,761,300
Hartford Financial Services Group, Inc.	52,200	3,617,982
Marsh & McLennan Cos., Inc.	39,500	1,299,550
		59,110,181

HEALTHCARE — 13.7%

Drugs — 5.4%
Amgen, Inc.†	67,300	4,317,295
Elan Corp. PLC Sponsored ADR†	54,500	1,485,125
Forest Laboratories, Inc.†	25,600	1,148,416
Genentech, Inc.†	14,400	783,936
Gilead Sciences, Inc.†	63,800	2,232,362
Pfizer, Inc.	121,160	3,257,992
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	43,500	1,298,910
Wyeth	57,400	2,444,666

Health Services — 4.3%
UnitedHealth Group, Inc.	93,700	8,248,411
Wellpoint, Inc.†	46,600	5,359,000

Medical Products — 4.0%
Biogen Idec, Inc.†	20,700	1,378,827
Biomet, Inc.	29,400	1,275,666
Boston Scientific Corp.†	41,000	1,457,550
Cardinal Health, Inc.	14,000	814,100
Johnson & Johnson	48,900	3,101,238
Medtronic, Inc.	64,400	3,198,748
Stryker Corp.	25,400	1,225,550
		43,027,792

INDUSTRIAL & COMMERCIAL — 10.9%

Business Services — 3.1%
Accenture, Ltd., Class A†	150,900	4,074,300
Cendant Corp.	168,200	3,932,516
First Data Corp.	43,700	1,858,998

Machinery — 0.8%
Deere & Co.	32,500	2,418,000

Multi-Industry — 5.9%
Danaher Corp.	90,500	5,195,605
General Electric Co.	218,000	7,957,000
Tyco International, Ltd.	154,692	5,528,692

Transportation — 1.1%
United Parcel Service, Inc., Class B	38,900	3,324,394
		34,289,505

INFORMATION & ENTERTAINMENT — 10.4%

Broadcasting & Media — 7.2%
British Sky Broadcasting Group, PLC	90,900	980,797
Clear Channel Communications, Inc.	49,900	1,671,151

Comcast Corp., Special Class A†	76,500	2,512,260
E.W. Scripps Co., Class A	40,200	1,940,856
Liberty Media Corp., Class A†	492,692	5,409,758
News Corp., Class A	193,000	3,601,380
Time Warner, Inc.†	156,300	3,038,472
Univision Communications, Inc., Class A†	40,600	1,188,362
Viacom, Inc., Class B	66,241	2,410,510

Entertainment Products — 1.5%
International Game Technology	132,200	4,545,036

Leisure & Tourism — 1.7%
Carnival Corp.	62,700	3,613,401
MGM Mirage, Inc.†	10,400	756,496
Starbucks Corp.†	16,400	1,022,704
		32,691,183

INFORMATION TECHNOLOGY — 23.9%

Communication Equipment — 0.4%
QUALCOMM, Inc.	33,800	1,433,120

Computer Services — 1.3%
Affiliated Computer Services, Inc., Class A†	67,500	4,062,825

Computer Software — 7.3%
Adobe Systems, Inc.	33,600	2,108,064
Fiserv, Inc.†	64,200	2,580,198
Intuit, Inc.†	39,500	1,738,395
Mercury Interactive Corp.†	34,900	1,589,695
Microsoft Corp.	389,000	10,390,190
Oracle Corp.†	147,000	2,016,840
Red Hat, Inc.†	80,600	1,076,010
SAP AG	7,400	1,321,680

Computers & Business Equipment — 1.9%
Dell, Inc.†	140,800	5,933,312

Electronics — 4.6%
Analog Devices, Inc.	73,900	2,728,388
ASML Holding NV†	60,100	964,770
Intel Corp.	167,200	3,910,808
Maxim Integrated Products, Inc.	39,700	1,682,883
Samsung Electronics Co., Ltd.	4,860	2,114,982
Texas Instruments, Inc.	44,500	1,095,590
Xilinx, Inc.	70,000	2,075,500

Internet Content — 2.4%
eBay, Inc.†	16,700	1,941,876
Google, Inc.†	6,500	1,255,150
IAC/InterActiveCorp†	76,000	2,099,120
Yahoo!, Inc.†	59,300	2,234,424

Telecommunications — 6.0%
America Movil SA de CV ADR	24,600	1,287,810
Cisco Systems, Inc.†	133,800	2,582,340
Corning, Inc.†	250,300	2,946,031
EchoStar Communications Corp., Class A	75,700	2,516,268
Juniper Networks, Inc.†	62,300	1,693,937
Nextel Communications, Inc., Class A†	71,000	2,130,000
Sprint Corp. (FON Group)	58,000	1,441,300
TELUS Corp. (Toronto)	22,300	674,128
TELUS Corp. (New York)	20,400	589,560
Vodafone Group, PLC	780,266	2,115,973
Vodafone Group, PLC Sponsored ADR	33,600	919,968
		75,251,135

MATERIALS — 2.0%

Metals & Minerals — 2.0%
BHP Billiton, Ltd.	238,300	2,865,563
Nucor Corp.	20,800	1,088,672
Rio Tinto, PLC	83,100	2,445,807
		6,400,042

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $254,346,655)		306,805,092

Short-Term Investment Securities — 2.1%

REGISTERED INVESTMENT COMPANY — 2.1%
T. Rowe Price Reserve Investment Fund (cost $6,528,538)	6,528,538	6,528,538

TOTAL INVESTMENTS —
(cost $260,875,193) @	99.7%	313,333,630
Other assets less liabilities—	0.3	917,948

NET ASSETS—	100.0%	$314,251,578

†                  Non-income producing security

@            See Note 4 for cost of investments on a tax basis

ADR - American Depostory Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 96.7%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 10.1%

Apparel & Textiles — 1.9%
Cintas Corp.	1,100	$48,246
Coach, Inc.†	1,210	68,244
Gap, Inc.	5,630	118,905
Nike, Inc., Class B	22,320	2,024,201

Automotive — 0.8%
Advanced Auto Parts, Inc.†	14,175	619,164
AutoZone, Inc.†	510	46,568
Goodyear Tire & Rubber Co.†	1,130	16,566
Harley-Davidson, Inc.	1,890	114,817
Navistar International Corp.†	450	19,791
PACCAR, Inc.	1,120	90,138

Housing & Household Durables — 0.1%
Black & Decker Corp.	520	45,932
Maytag Corp.	510	10,761
Sherwin-Williams Co.	910	40,613

Retail — 7.3%
Avery Dennison Corp.	710	42,579
Avon Products, Inc.	21,520	832,824
Bed Bath & Beyond, Inc.†	1,930	76,872
Best Buy Co., Inc.	2,080	123,594
Dollar General Corp.	2,100	43,617
Dollar Tree Stores, Inc.†	7,600	217,968
Family Dollar Stores, Inc.	17,680	552,146
Fortune Brands, Inc.	930	71,777
Home Depot, Inc.	14,100	602,634
J.C. Penney Co., Inc.	5,095	210,933
Kohl’s Corp.†	21,845	1,074,119
Lowe’s Cos., Inc.	20,260	1,166,773
PETCO Animal Supplies, Inc.†	6,600	260,568
RadioShack Corp.	1,020	33,538
Staples, Inc.	3,200	107,872
Target Corp.	5,750	298,598
TJX Cos., Inc.	3,100	77,903
Wal-Mart Stores, Inc.	50,570	2,671,107
Walgreen Co.	6,560	251,707
		11,981,075

CONSUMER STAPLES — 6.8%

Food, Beverage & Tobacco — 4.6%
Altria Group, Inc.	13,180	805,298
Anheuser-Busch Cos., Inc.	5,070	257,201
Brown-Forman Corp., Class B	780	37,970
Campbell Soup Co.	2,640	78,910
Coca-Cola Co.	21,540	896,710
H.J. Heinz Co.	2,240	87,338
Hershey Foods Corp.	1,580	87,753
Kellogg Co.	2,650	118,349
McCormick & Co., Inc.	880	33,968
Pepsi Bottling Group, Inc.	1,610	43,534
PepsiCo, Inc.	36,790	1,920,438
Sara Lee Corp.	5,040	121,666

Sysco Corp.	4,110	156,879
UST, Inc.	1,060	50,997
Wm. Wrigley Jr. Co.	11,140	770,776

Household & Personal Products — 2.2%
Clorox Co.	980	57,751
Colgate-Palmolive Co.	6,610	338,168
Gillette Co.	6,380	285,697
Kimberly-Clark Corp.	3,130	205,985
Newell Rubbermaid, Inc.	1,770	42,816
Procter & Gamble Co.	30,240	1,665,619
		8,063,823

EDUCATION — 0.1%

Education — 0.1%
Apollo Group, Inc., Class A†	1,190	96,045

ENERGY — 3.9%

Energy Services — 1.3%
Baker Hughes, Inc.	2,150	91,741
BJ Services Co.	10,225	475,871
Halliburton Co.	2,840	111,442
Schlumberger, Ltd.	3,780	253,071
Suncor Energy, Inc.	16,965	600,561

Energy Sources — 2.6%
Exxon Mobil Corp.	46,014	2,358,678
Murphy Oil Corp.	8,455	680,205
XTO Energy, Inc.	1,670	59,084
		4,630,653

FINANCE — 13.9%

Banks — 3.2%
Bank of America Corp.	39,580	1,859,864
Golden West Financial Corp.	3,680	226,026
J.P. Morgan Chase & Co.	10,054	392,206
Wells Fargo & Co.	20,460	1,271,589

Financial Services — 6.4%
American Express Co.	8,060	454,342
Charles Schwab Corp.	32,810	392,408
Citigroup, Inc.	5,016	241,671
Equifax, Inc.	870	24,447
Fannie Mae	18,600	1,324,506
Federated Investors, Inc., Class B	690	20,976
Freddie Mac	14,800	1,090,760
Goldman Sachs Group, Inc.	12,595	1,310,384
H&R Block, Inc.	1,060	51,940
MBNA Corp.	29,900	842,881
Merrill Lynch & Co., Inc.	4,910	293,471
Moody’s Corp.	6,750	586,237
Morgan Stanley	5,350	297,032
SLM Corp.	10,595	565,667
T. Rowe Price Group, Inc.	820	51,004

Insurance — 4.3%
Aetna, Inc.	19,685	2,455,704
Allstate Corp.	16,265	841,226
Ambac Financial Group, Inc.	2,600	213,538
Berkshire Hathaway, Inc., Class B†	467	1,371,112
Willis Group Holdings, Ltd.	6,500	267,605
		16,446,596

HEALTHCARE — 16.3%

Drugs — 9.8%
Abbott Laboratories	10,000	466,500
Allergan, Inc.	840	68,099
Amgen, Inc.†	23,310	1,495,336
Bristol-Myers Squibb Co.	12,490	319,994
Caremark Rx, Inc.†	19,720	777,560
Eli Lilly & Co.	12,770	724,698
Forest Laboratories, Inc.†	9,545	428,189
Genentech, Inc.†	60,985	3,320,023
Genzyme Corp.†	1,590	92,331
Gilead Sciences, Inc.†	2,780	97,272
Hospira, Inc.†	1,000	33,500
Invitrogen Corp.†	7,073	474,810
Merck & Co., Inc.	14,240	457,674
Pfizer, Inc.	47,145	1,267,729
Schering-Plough Corp.	18,460	385,445
Wyeth	28,970	1,233,832

Health Services — 3.6%
Express Scripts, Inc.†	490	37,456
IMS Health, Inc.	1,490	34,583
Quest Diagnostics, Inc.	650	62,107
UnitedHealth Group, Inc.	47,040	4,140,931

Medical Products — 2.9%
Baxter International, Inc.	3,960	136,778
Becton Dickinson & Co.	1,630	92,584
Biomet, Inc.	1,630	70,726
Boston Scientific Corp.†	5,420	192,681
C.R. Bard, Inc.	670	42,867
Guidant Corp.	2,050	147,805
Johnson & Johnson(1)	19,060	1,208,785
MedImmune, Inc.†	1,600	43,376
Medtronic, Inc.	19,180	952,670
St. Jude Medical, Inc.†	8,100	339,633
Stryker Corp.	2,580	124,485
Zimmer Holdings, Inc.†	1,580	126,590
		19,397,049

INDUSTRIAL & COMMERCIAL — 8.4%

Aerospace & Military Technology — 1.6%
Boeing Co.	5,390	279,040
Lockheed Martin Corp.	10,500	583,275
Northrop Grumman Corp.	10,330	561,539
Rockwell Automation, Inc.	1,180	58,469
Rockwell Collins, Inc.	1,130	44,567
United Technologies Corp.	3,280	338,988

Business Services — 1.8%
Automatic Data Processing, Inc.	3,740	165,869
Cendant Corp.	32,330	755,876
First Data Corp.	23,620	1,004,795
Fluor Corp.	540	29,435
Monster Worldwide, Inc.†	770	25,903
Paychex, Inc.	2,430	82,814
Robert Half International, Inc.	1,110	32,667

Electrical Equipment — 0.2%
Emerson Electric Co.	2,700	189,270

Machinery — 0.3%
Caterpillar, Inc.	2,190	213,547

Illinois Tool Works, Inc.	1,900	176,092
Stanley Works	530	25,965

Multi-Industry — 4.0%
3M Co.	12,320	1,011,102
American Standard Cos., Inc.†	1,380	57,022
Danaher Corp.	1,980	113,672
General Electric Co.	77,380	2,824,370
Tyco International, Ltd.	20,940	748,395

Transportation — 0.5%
United Parcel Service, Inc., Class B	7,200	615,312
		9,937,984

INFORMATION & ENTERTAINMENT — 7.9%

Broadcasting & Media — 5.4%
Clear Channel Communications, Inc.	7,346	246,017
Dow Jones & Co., Inc.	530	22,822
E.W. Scripps Co., Class A	8,320	401,690
Gannett Co., Inc.	4,910	401,147
Lamar Advertising Co., Class A†	14,000	598,920
Liberty Media Corp., Class A†	18,600	204,228
McGraw-Hill Cos., Inc.	14,970	1,370,354
Meredith Corp.	320	17,344
New York Times Co., Class A	930	37,944
Omnicom Group, Inc.	1,200	101,184
Time Warner, Inc.†	50,360	978,998
Univision Communications, Inc., Class A†	15,000	439,050
Valassis Communications, Inc.†	3,900	136,539
Viacom, Inc., Class B	32,607	1,186,569
Westwood One, Inc.†	12,300	331,239

Entertainment Products — 0.2%
International Game Technology	2,210	75,980
Knight-Ridder, Inc.	500	33,470
Las Vegas Sands Corp.†	1,520	72,960
Mattel, Inc.	2,670	52,038

Leisure & Tourism — 2.3%
Carnival Corp.	1,750	100,853
Delta Air Lines, Inc.†	830	6,208
GTECH Holdings Corp.	13,400	347,730
Harrah’s Entertainment, Inc.	11,920	797,329
Marriott International, Inc., Class A	9,190	578,786
Outback Steakhouse, Inc.	3,350	153,363
Starbucks Corp.†	2,570	160,265
Starwood Hotels & Resorts Worldwide, Inc.	8,400	490,560
Yum! Brands, Inc.	1,880	88,699
		9,432,286

INFORMATION TECHNOLOGY — 28.3%

Communication Equipment — 1.7%
Network Appliance, Inc.†	2,300	76,406
QUALCOMM, Inc.	44,310	1,878,744
Symbol Technologies, Inc.	1,550	26,815

Computer Services — 0.9%
Autodesk, Inc.	1,480	56,166
CheckFree Corp.†	5,500	209,440
Computer Associates International, Inc.	3,760	116,785
Symantec Corp.	25,430	655,077

Computer Software — 6.1%
Adobe Systems, Inc.	1,530	95,992

Citrix Systems, Inc.†	1,090	26,738
Electronic Arts, Inc.†	47,955	2,957,864
Intuit, Inc.†	1,200	52,812
Mercury Interactive Corp.†	540	24,597
Microsoft Corp.(1)	134,670	3,597,036
Oracle Corp.	32,930	451,799
Parametric Technology Corp.†	1,730	10,190

Computers & Business Equipment — 5.1%
Apple Computer, Inc.†	43,600	2,807,840
Dell, Inc.†	48,140	2,028,620
Gateway, Inc.†	2,400	14,424
International Business Machines Corp.	10,690	1,053,820
Lexmark International, Inc., Class A†	830	70,550
Millipore Corp.†	320	15,939
Pitney Bowes, Inc.	1,480	68,495

Electronics — 3.8%
Altera Corp.†	2,390	49,473
Analog Devices, Inc.	2,410	88,977
Broadcom Corp., Class A†	2,110	68,111
Energizer Holdings, Inc.†	18,998	944,011
Intel Corp.	51,730	1,209,965
Linear Technology Corp.	24,920	965,899
Maxim Integrated Products, Inc.	2,090	88,595
PMC-Sierra, Inc.†	1,140	12,825
QLogic Corp.†	590	21,671
Texas Instruments, Inc.	37,560	924,727
Waters Corp.†	780	36,496
Xilinx, Inc.	2,240	66,416

Internet Content — 7.2%
Amazon.com, Inc.†	16,130	714,398
eBay, Inc.†	43,700	5,081,436
Google, Inc.†	2,880	556,128
Yahoo!, Inc.†	58,790	2,215,207

Telecommunications — 3.5%
American Tower Corp., Class A†	16,000	294,400
Avaya, Inc.†	2,940	50,568
Cisco Systems, Inc.†	77,640	1,498,452
Corning, Inc.†	9,010	106,048
Crown Castle International Corp.†	16,000	266,240
Lucent Technologies, Inc.†	28,390	106,746
Nextel Communications, Inc., Class A†	56,985	1,709,550
Qwest Communications International, Inc.†	11,660	51,770
Sprint Corp. (FON Group)	5,430	134,936
		33,559,194

MATERIALS — 0.8%

Chemicals — 0.7%
Dow Chemical Co.	6,060	300,031
du Pont (E.I.) de Nemours and Co.	6,380	312,939
Ecolab, Inc.	1,660	58,316
Hercules, Inc.†	720	10,692
International Flavors & Fragrances, Inc.	610	26,132
Praxair, Inc.	2,090	92,274
Sigma-Aldrich Corp.	440	26,602

Forest Products — 0.0%
Pactiv Corp.†	950	24,025

Metals & Minerals — 0.1%
Allegheny Technologies, Inc.	610	13,219
Ball Corp.	720	31,666

Freeport-McMoRan Copper & Gold, Inc., Class B		1,150	43,964

Plastic — 0.0%
Sealed Air Corp.†		540	28,766
			968,626

REAL ESTATE — 0.1%

Real Estate Investment Trusts — 0.1%
Simon Property Group, Inc.		1,420	91,831

UTILITIES — 0.1%

Electric Utilities — 0.1%
AES Corp.†		4,170	57,004
Centerpoint Energy, Inc.		1,980	22,374
TXU Corp.		1,540	99,422
			178,800

TOTAL COMMON STOCK (cost $96,805,790)			114,783,962

Exchange-Traded Funds — 0.8%

FINANCE — 0.8%

Financial Services — 0.8%
iShares S&P 500/Barra Growth Index Fund (cost $888,601)		15,500	895,125

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $97,694,391)			115,679,087

Short-Term Investment Securities — 1.6%

CORPORATE SHORT-TERM NOTES — 1.6%
Prudential Funding Corp. 2.10% due 01/03/05 (cost $1,899,778)		$1,900,000	1,899,778

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 2.14% due 03/17/05(1) (cost $39,822)		40,000	39,830

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,939,600)			1,939,608

Repurchase Agreements — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $201,015 and collateralized by $175,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $208,277 (cost $201,000)(1)		201,000	201,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $900,113 and collateralized by $635,000 of United States Treasury Bonds, bearing interest at 8.88%, due 08/15/17 and having an approximate value of $919,559 (cost $900,000)		900,000	900,000

TOTAL REPURCHASE AGREEMENTS (cost $1,101,000)			1,101,000

TOTAL INVESTMENTS — (cost $100,734,991) @	100.0%		118,719,695
Other assets less liabilities—	0.0		20,498

NET ASSETS—	100.0%		$118,699,197

†              Non-income producing security

@            See Note 4 for cost of investments on a tax basis

(1)           The security or a portion thereof represents collateral for open futures contracts.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)
2 Long	S&P Barra Growth	March 2005	$ 290,865	$ 291,650	$ 785

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP COMPOSITE

PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 95.6%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 8.7%

Apparel & Textiles — 0.5%
Cintas Corp.	195	$8,553
Coach, Inc.†	215	12,126
Gap, Inc.	996	21,035
Hermes International†	300	59,861
Industria de Diseno Textil SA (Inditex)†	2,400	70,790
Jones Apparel Group, Inc.	139	5,083
Liz Claiborne, Inc.	123	5,192
Nike, Inc., Class B	298	27,026
Reebok International, Ltd.	66	2,904
V.F. Corp.	126	6,978

Automotive — 0.5%
AutoNation, Inc.†	301	5,782
AutoZone, Inc.†	91	8,309
Cooper Tire & Rubber Co.	85	1,832
Cummins, Inc.	52	4,357
Dana Corp.	170	2,946
Delphi Corp.	638	5,755
Ford Motor Co.	2,079	30,437
General Motors Corp.	642	25,719
Genuine Parts Co.	198	8,724
Goodyear Tire & Rubber Co.†	199	2,917
Harley-Davidson, Inc.	1,534	93,190
Navistar International Corp.†	79	3,474
PACCAR, Inc.	197	15,855
Visteon Corp.	147	1,436

Housing & Household Durables — 0.1%
Black & Decker Corp.	92	8,126
Centex Corp.	141	8,401
KB HOME	53	5,533
Leggett & Platt, Inc.	217	6,169
Maytag Corp.	90	1,899
Pulte Homes, Inc.	145	9,251
Sherwin-Williams Co.	161	7,186
Whirlpool Corp.	75	5,191

Retail — 7.6%
Avery Dennison Corp.	126	7,556
Avon Products, Inc.	538	20,821
Bed Bath & Beyond, Inc.†	342	13,622
Best Buy Co., Inc.	3,269	194,244
Big Lots, Inc.†	128	1,553
Circuit City Stores, Inc.	222	3,472
Costco Wholesale Corp.	533	25,802
CVS Corp.	455	20,507
Dillard’s, Inc., Class A	93	2,499
Dollar General Corp.	372	7,726
Family Dollar Stores, Inc.	2,191	68,425
Federated Department Stores, Inc.	4,192	242,256
Fortune Brands, Inc.	164	12,657
Home Depot, Inc.	10,596	452,873
J.C. Penney Co., Inc.	325	13,455
Kingfisher, PLC†	11,100	66,010
Kohl’s Corp.†	2,690	132,267

Limited Brands	10,962	252,345
Lowe’s Cos., Inc.	878	50,564
Masco Corp.	509	18,594
May Department Stores Co.	332	9,761
Nordstrom, Inc.	159	7,430
Office Depot, Inc.†	355	6,163
Officemax, Inc.	106	3,326
RadioShack Corp.	180	5,918
Sears, Roebuck & Co.	235	11,992
Staples, Inc.	566	19,080
SUPERVALU, Inc.	153	5,282
Target Corp.	5,618	291,743
Tiffany & Co.	165	5,275
TJX Cos., Inc.	548	13,771
Toys “R” Us, Inc.†	244	4,995
W.W. Grainger, Inc.	102	6,795
Wal-Mart de Mexico SA de CV†	6,100	20,959
Wal-Mart de Mexico SA de CV Sponsored ADR	1,400	48,370
Wal-Mart Stores, Inc.	17,913	946,165
Walgreen Co.	4,362	167,370
		3,663,680

CONSUMER STAPLES — 5.9%

Food, Beverage & Tobacco — 4.4%
Adolph Coors Co., Class B	43	3,254
Albertson’s, Inc.	418	9,982
Altria Group, Inc.	7,233	441,936
Anheuser-Busch Cos., Inc.	898	45,555
Archer-Daniels-Midland Co.	744	16,599
Brown-Forman Corp., Class B	138	6,718
Campbell Soup Co.	468	13,988
Coca-Cola Co.	9,550	397,566
Coca-Cola Enterprises, Inc.	533	11,113
Compass Group, PLC†	16,500	78,008
ConAgra Foods, Inc.	585	17,228
Diageo, PLC Sponsored ADR	2,800	162,064
General Mills, Inc.	4,614	229,362
H.J. Heinz Co.	397	15,479
Hershey Foods Corp.	280	15,551
Kellogg Co.	469	20,946
Kroger Co.†	840	14,734
McCormick & Co., Inc.	155	5,983
Pepsi Bottling Group, Inc.	284	7,679
PepsiCo, Inc.	2,714	141,671
Reynolds American, Inc.	168	13,205
Safeway, Inc.†	509	10,048
Sara Lee Corp.	892	21,533
Sysco Corp.	3,427	130,809
UST, Inc.	188	9,045
Wm. Wrigley Jr. Co.	255	17,643

Household & Personal Products — 1.5%
Alberto-Culver Co.	103	5,003
Clorox Co.	173	10,195
Colgate-Palmolive Co.	603	30,849
Estee Lauder Cos., Inc., Class A	3,000	137,310
Gillette Co.	1,128	50,512
Kimberly-Clark Corp.	554	36,459
Newell Rubbermaid, Inc.	312	7,547
Procter & Gamble Co.	6,383	351,576
		2,487,150

EDUCATION — 0.3%

Education — 0.3%
Apollo Group, Inc., Class A†	1,461	117,917

ENERGY — 5.9%

Energy Services — 1.3%
Baker Hughes, Inc.	4,481	191,204
BJ Services Co.	184	8,563
Halliburton Co.	502	19,699
Nabors Industries, Ltd.†	170	8,719
Noble Corp.†	154	7,660
Rowan Cos., Inc.†	122	3,160
Schlumberger, Ltd.	3,069	205,470
Sempra Energy	265	9,720
Southern Co.	841	28,190
Sunoco, Inc.	83	6,782
TECO Energy, Inc.	227	3,482
Unocal Corp.	299	12,929
Valero Energy Corp.	292	13,257
Xcel Energy, Inc.	455	8,281

Energy Sources — 4.6%
Amerada Hess Corp.	104	8,568
Anadarko Petroleum Corp.	281	18,212
Apache Corp.	371	18,761
Burlington Resources, Inc.	445	19,357
ChevronTexaco Corp.	11,208	588,532
ConocoPhillips	784	68,075
Devon Energy Corp.	552	21,484
EOG Resources, Inc.	135	9,634
Exxon Mobil Corp.	18,534	950,053
Kerr-McGee Corp.	172	9,940
Marathon Oil Corp.	4,894	184,063
Occidental Petroleum Corp.	449	26,204
Transocean, Inc.†	365	15,472
XTO Energy, Inc.	296	10,472
		2,475,943

FINANCE — 19.1%

Banks — 6.8%
AmSouth Bancorp	404	10,464
Anglo Irish Bank Corp., PLC	2,600	63,012
Bank of America Corp.	12,591	591,651
Bank of New York Co., Inc.	883	29,510
BB&T Corp.	628	26,407
Comerica, Inc.	194	11,838
Compass Bancshares, Inc.	139	6,765
Fifth Third Bancorp	638	30,165
Golden West Financial Corp.	348	21,374
Huntington Bancshares, Inc.	263	6,517
J.P. Morgan Chase & Co.	9,349	364,705
KeyCorp	462	15,662
M&T Bank Corp.	132	14,235
Marshall & Ilsley Corp.	254	11,227
National City Corp.	770	28,914
North Fork Bancorp., Inc.	535	15,435
Northern Trust Corp.	2,149	104,398
PNC Financial Services Group, Inc.	321	18,438
Regions Financial Corp.	528	18,792
Sovereign Bancorp, Inc.	392	8,840
State Street Corp.	6,179	303,512
SunTrust Banks, Inc.	421	31,103
Synovus Financial Corp.	352	10,060
U.S. Bancorp	14,622	457,961
UBS AG	2,300	192,863

Wachovia Corp.	1,823	95,890
Washington Mutual, Inc.	992	41,942
Wells Fargo & Co.	4,823	299,749
Zions Bancorp.	102	6,939

Financial Services — 9.4%
American Express Co.	10,127	570,859
Ameritrade Holding Corp.†	7,600	108,072
Bear Stearns Co., Inc.	117	11,970
Capital One Financial Corp.	2,276	191,662
Charles Schwab Corp.	8,531	102,031
CIT Group, Inc.	239	10,951
Citigroup, Inc.	25,690	1,237,744
Countrywide Financial Corp.	660	24,427
Credit Suisse Group†	2,700	113,499
E*TRADE Financial Corp.†	423	6,324
Equifax, Inc.	154	4,327
Fannie Mae	1,900	135,299
Federated Investors, Inc., Class B	122	3,709
First Horizon National Corp.	140	6,035
Franklin Resources, Inc.	283	19,711
Freddie Mac	1,184	87,261
Goldman Sachs Group, Inc.	2,750	286,110
H&R Block, Inc.	187	9,163
Janus Capital Group, Inc.	269	4,522
Lehman Brothers Holdings, Inc.	306	26,769
MBNA Corp.	1,452	40,932
Mellon Financial Corp.	8,481	263,844
Merrill Lynch & Co., Inc.	3,759	224,675
Moody’s Corp.	168	14,591
Morgan Stanley	4,244	235,627
Providian Financial Corp.†	333	5,484
SLM Corp.	3,889	207,634
T. Rowe Price Group, Inc.	146	9,081

Insurance — 2.9%
ACE, Ltd.	2,223	95,033
Aetna, Inc.	168	20,958
AFLAC, Inc.	575	22,908
Allstate Corp.	3,280	169,642
Ambac Financial Group, Inc.	124	10,184
American International Group, Inc.#	2,960	194,383
Aon Corp.	360	8,590
Chubb Corp.	2,118	162,874
CIGNA Corp.	153	12,480
Cincinnati Financial Corp.	191	8,454
Hartford Financial Services Group, Inc.	2,834	196,424
Jefferson-Pilot Corp.	155	8,054
Lincoln National Corp.	198	9,243
Loews Corp.	211	14,833
Marsh & McLennan Cos., Inc.	2,699	88,797
MBIA, Inc.	160	10,125
MetLife, Inc.	846	34,271
MGIC Investment Corp.	110	7,580
Principal Financial Group, Inc.	349	14,288
Progressive Corp.	228	19,343
Prudential Financial, Inc.	583	32,042
SAFECO Corp.	144	7,523
St Paul Travelers Cos., Inc.	761	28,210
Torchmark Corp.	123	7,028
UnumProvident Corp. (New York)	337	6,046
XL Capital, Ltd., Class A	158	12,269
		8,002,263

HEALTHCARE — 12.1%

Drugs — 5.5%
Abbott Laboratories	1,770	82,571
Allergan, Inc.	149	12,079
Amgen, Inc.†	6,644	426,213
Bristol-Myers Squibb Co.	2,211	56,646
Caremark Rx, Inc.†	517	20,385
Chiron Corp.†	212	7,066
Elan Corp. PLC Sponsored ADR†	2,700	73,575
Eli Lilly & Co.	1,286	72,981
Forest Laboratories, Inc.†	1,619	72,628
Genentech, Inc.†	800	43,552
Genzyme Corp.†	282	16,376
Gilead Sciences, Inc.†	3,292	115,187
Hospira, Inc.†	177	5,930
King Pharmaceuticals, Inc.†	275	3,410
Merck & Co., Inc.	10,020	322,043
Mylan Laboratories, Inc.	306	5,410
Pfizer, Inc.	24,741	665,285
Schering-Plough Corp.	1,674	34,953
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	2,000	59,720
Watson Pharmaceuticals, Inc.†	124	4,068
Wyeth	4,316	183,818

Health Services — 2.4%
Express Scripts, Inc.†	86	6,574
HCA, Inc.	479	19,141
Health Management Associates, Inc., Class A	277	6,294
Humana, Inc.†	181	5,374
IMS Health, Inc.	264	6,128
Laboratory Corp. of America Holdings†	157	7,822
Manor Care, Inc.	98	3,472
Medco Health Solutions, Inc.†	310	12,896
Quest Diagnostics, Inc.	115	10,988
Tenet Healthcare Corp.†	530	5,819
UnitedHealth Group, Inc.	5,243	461,541
Wellpoint, Inc.†	4,035	464,025

Medical Products — 4.2%
AmerisourceBergen Corp.	119	6,983
Bausch & Lomb, Inc.	61	3,932
Baxter International, Inc.	701	24,212
Becton Dickinson & Co.	3,788	215,158
Biogen Idec, Inc.†	1,379	91,855
Biomet, Inc.	1,688	73,242
Boston Scientific Corp.†	3,060	108,783
C.R. Bard, Inc.	119	7,614
Cardinal Health, Inc.	1,191	69,257
Guidant Corp.	362	26,100
Johnson & Johnson	9,373	594,436
McKesson Corp.	334	10,508
MedImmune, Inc.†	283	7,672
Medtronic, Inc.	8,374	415,937
St. Jude Medical, Inc.†	406	17,024
Stryker Corp.	1,657	79,950
Zimmer Holdings, Inc.†	279	22,353
		5,068,986

INDUSTRIAL & COMMERCIAL — 12.0%

Aerospace & Military Technology — 2.2%
Alliant Techsystems, Inc.†	3,200	209,216
Boeing Co.	954	49,389
General Dynamics Corp.	2,028	212,129
Goodrich Corp.	135	4,406
Lockheed Martin Corp.	503	27,942

Northrop Grumman Corp.	418	22,722
Raytheon Co.	514	19,959
Rockwell Automation, Inc.	209	10,356
Rockwell Collins, Inc.	201	7,927
Textron, Inc.	156	11,513
United Technologies Corp.	3,281	339,091

Business Services — 1.7%
Accenture, Ltd., Class A†	7,000	189,000
Allied Waste Industries, Inc.†	362	3,359
Applera Corp. - Applied Biosystems Group	223	4,663
Automatic Data Processing, Inc.	662	29,360
Cendant Corp.	9,297	217,364
Convergys Corp.†	161	2,413
Eastman Kodak Co.	326	10,514
First Data Corp.	2,943	125,195
Fluor Corp.	95	5,179
Ingersoll-Rand Co., Inc., Class A	196	15,739
Interpublic Group Cos., Inc.†	481	6,445
Monsanto Co.	300	16,665
Monster Worldwide, Inc.†	135	4,541
Pall Corp.	141	4,082
Paychex, Inc.	430	14,654
R.R. Donnelley & Sons Co.	250	8,823
Robert Half International, Inc.	197	5,798
Waste Management, Inc.	650	19,461
Xerox Corp.†	1,084	18,439

Electrical Equipment — 0.1%
American Power Conversion Corp.	217	4,644
Eaton Corp.	173	12,518
Emerson Electric Co.	477	33,438
Jabil Circuit, Inc.†	229	5,858
Johnson Controls, Inc.	216	13,703
Power-One, Inc.†	95	847

Machinery — 1.0%
Caterpillar, Inc.	388	37,834
Deere & Co.	1,782	132,581
Dover Corp.	4,931	206,806
Illinois Tool Works, Inc.	336	31,140
Parker-Hannifin Corp.	136	10,301
Snap-On, Inc.	65	2,233
Stanley Works	93	4,556

Multi-Industry — 5.8%
3M Co.	885	72,632
American Standard Cos., Inc.†	244	10,082
Danaher Corp.	4,651	267,014
General Electric Co.(1)	34,216	1,248,884
Honeywell International, Inc.	978	34,631
ITT Industries, Inc.	2,405	203,102
Tyco International, Ltd.	16,486	589,210

Transportation — 1.2%
Burlington Northern Santa Fe Corp.	427	20,201
CSX Corp.	244	9,780
FedEx Corp.	342	33,684
Norfolk Southern Corp.	450	16,285
Ryder System, Inc.	73	3,487
Union Pacific Corp.	295	19,839
United Parcel Service, Inc., Class B	4,774	407,986
		5,049,620

INFORMATION & ENTERTAINMENT — 8.0%

Broadcasting & Media — 5.1%
British Sky Broadcasting Group, PLC†	4,200	45,317
Clear Channel Communications, Inc.	2,852	95,513
Comcast Corp., Class A†	6,923	230,397
Comcast Corp., Special Class A†	3,600	118,224
Dow Jones & Co., Inc.	93	4,005
E.W. Scripps Co., Class A	1,800	86,904
Fox Entertainment Group, Inc., Class A†	7,300	228,198
Gannett Co., Inc.	290	23,693
Liberty Media Corp., Class A†	23,540	258,469
McGraw-Hill Cos., Inc.	216	19,773
Meredith Corp.	57	3,089
New York Times Co., Class A	165	6,732
News Corp., Class A	12,469	232,672
Omnicom Group, Inc.	212	17,876
Time Warner, Inc.†	24,906	484,173
Tribune Co.	361	15,213
Univision Communications, Inc., Class A†	2,367	69,282
Viacom, Inc., Class B	5,277	192,030

Entertainment Products — 1.1%
Hasbro, Inc.	201	3,895
International Game Technology	6,692	230,071
Knight-Ridder, Inc.	88	5,891
Mattel, Inc.	472	9,199
Walt Disney Co.	7,522	209,112

Leisure & Tourism — 1.8%
Brunswick Corp.	109	5,395
Carnival Corp.	3,620	208,621
Darden Restaurants, Inc.	179	4,965
Delta Air Lines, Inc.†	147	1,099
Harrah’s Entertainment, Inc.	127	8,495
Hilton Hotels Corp.	439	9,983
Marriott International, Inc., Class A	254	15,997
McDonald’s Corp.	1,429	45,814
MGM Mirage, Inc.†	500	36,370
Sabre Holdings Corp., Class A	154	3,413
Southwest Airlines Co.	886	14,424
Starbucks Corp.†	1,255	78,262
Starwood Hotels & Resorts Worldwide, Inc.	236	13,782
Wendy’s International, Inc.	7,230	283,850
Yum! Brands, Inc.	333	15,711
		3,335,909

INFORMATION TECHNOLOGY — 20.1%

Communication Equipment — 0.4%
Network Appliance, Inc.†	408	13,554
QUALCOMM, Inc.	3,463	146,831
Symbol Technologies, Inc.	273	4,723

Computer Services — 0.8%
Affiliated Computer Services, Inc., Class A†	3,446	207,415
Autodesk, Inc.	260	9,867
Computer Associates International, Inc.	666	20,686
Computer Sciences Corp.†	215	12,120
Electronic Data Systems Corp.	584	13,490
Sun Microsystems, Inc.†	3,822	20,562
Sungard Data Systems, Inc.†	328	9,292
Symantec Corp.†	721	18,573
Unisys Corp.†	382	3,889

Computer Software — 5.1%
Adobe Systems, Inc.	1,771	111,113

BMC Software, Inc.†	252	4,687
Citrix Systems, Inc.†	193	4,734
Compuware Corp.†	440	2,847
Electronic Arts, Inc.†	347	21,403
Fiserv, Inc.†	3,222	129,492
Intuit, Inc.†	2,013	88,592
Mercury Interactive Corp.†	1,696	77,253
Microsoft Corp.(1)	46,656	1,246,182
Novell, Inc.†	427	2,882
Oracle Corp.†	22,629	310,470
Parametric Technology Corp.†	306	1,802
Red Hat, Inc.†	3,700	49,395
SAP AG†	400	71,442
Siebel Systems, Inc.†	578	6,069
VERITAS Software Corp.†	480	13,704

Computers & Business Equipment — 3.3%
Apple Computer, Inc.†	457	29,431
Dell, Inc.†	12,424	523,548
EMC Corp.†	2,723	40,491
Gateway, Inc.†	425	2,554
Hewlett-Packard Co.	14,732	308,930
International Business Machines Corp.	4,592	452,679
Lexmark International, Inc., Class A†	147	12,495
Millipore Corp.†	57	2,839
NCR Corp.†	106	7,339
Pitney Bowes, Inc.	262	12,125

Electronics — 4.0%
Advanced Micro Devices, Inc.†	439	9,667
Agilent Technologies, Inc.†	552	13,303
Altera Corp.†	423	8,756
Analog Devices, Inc.	3,927	144,985
Applied Materials, Inc.†	16,930	289,503
Applied Micro Circuits Corp.†	350	1,473
ASML Holding NV†	2,800	44,948
Broadcom Corp., Class A†	374	12,073
Fisher Scientific International, Inc.†	133	8,297
Freescale Semiconductor, Inc., Class B†	443	8,133
Intel Corp.	22,386	523,609
KLA-Tencor Corp.†	222	10,341
L-3 Communications Holdings, Inc.	1,931	141,426
Linear Technology Corp.	349	13,527
LSI Logic Corp.†	437	2,395
Maxim Integrated Products, Inc.	2,170	91,986
Micron Technology, Inc.†	696	8,596
Molex, Inc.	214	6,420
National Semiconductor Corp.	407	7,306
Novellus Systems, Inc.†	159	4,434
NVIDIA Corp.†	189	4,453
PerkinElmer, Inc.	146	3,284
PMC-Sierra, Inc.†	203	2,284
QLogic Corp.†	105	3,857
Samsung Electronics Co., Ltd.†	200	87,036
Sanmina-SCI Corp.†	592	5,014
Solectron Corp.†	1,103	5,879
Tektronix, Inc.	102	3,081
Teradyne, Inc.†	221	3,772
Texas Instruments, Inc.	4,064	100,056
Thermo Electron Corp.†	182	5,495
Waters Corp.†	137	6,410
Xilinx, Inc.	3,496	103,656

Internet Content — 1.2%
eBay, Inc.†	1,553	180,582
Google, Inc.†	300	57,930

IAC/InterActiveCorp†	3,500	96,670
Yahoo!, Inc.†	4,263	160,630

Telecommunications — 5.3%
ADC Telecommunications, Inc.†	919	2,463
Alltel Corp.	345	20,272
America Movil SA de CV ADR	1,300	68,055
Andrew Corp.†	183	2,494
AT&T Corp.	905	17,249
Avaya, Inc.†	520	8,944
BellSouth Corp.	7,082	196,809
CenturyTel, Inc.	153	5,427
CIENA Corp.†	650	2,171
Cisco Systems, Inc.†	20,084	387,621
Citizens Communications Co.	381	5,254
Comverse Technology, Inc.†	225	5,501
Corning, Inc.†	13,494	158,825
EchoStar Communications Corp., Class A	3,500	116,340
JDS Uniphase Corp.†	1,641	5,202
Juniper Networks, Inc.†	3,000	81,570
Lucent Technologies, Inc.†	5,024	18,890
Motorola, Inc.	2,767	47,593
Nextel Communications, Inc., Class A†	9,163	274,890
Qwest Communications International, Inc.†	2,064	9,164
SBC Communications, Inc.	3,768	97,101
Scientific-Atlanta, Inc.	174	5,744
Sprint Corp. (FON Group)	4,672	116,099
Tellabs, Inc.†	525	4,510
TELUS Corp. (Toronto)	1,000	30,230
TELUS Corp. (New York)	1,200	34,680
Verizon Communications, Inc.	8,847	358,392
Vodafone Group, PLC†	32,589	88,377
Vodafone Group, PLC Sponsored ADR	1,700	46,546
		8,413,180

MATERIALS — 2.5%

Chemicals — 1.3%
Air Products & Chemicals, Inc.	258	14,956
Ashland, Inc.	81	4,729
Dow Chemical Co.	1,072	53,075
du Pont (E.I.) de Nemours and Co.	8,629	423,253
Eastman Chemical Co.	89	5,138
Ecolab, Inc.	293	10,293
Engelhard Corp.	139	4,263
Great Lakes Chemical Corp.	58	1,652
Hercules, Inc.†	127	1,886
International Flavors & Fragrances, Inc.	107	4,584
PPG Industries, Inc.	195	13,291
Praxair, Inc.	369	16,291
Rohm & Haas Co.	256	11,323
Sigma-Aldrich Corp.	78	4,716

Forest Products — 0.2%
Bemis Co.	122	3,549
Georgia-Pacific Corp.	293	10,982
International Paper Co.	553	23,226
Louisiana-Pacific Corp.	125	3,342
MeadWestvaco Corp.	230	7,795
Pactiv Corp.†	169	4,274
Plum Creek Timber Co., Inc.	209	8,034
Temple-Inland, Inc.	64	4,377
Weyerhaeuser Co.	273	18,351

Metals & Minerals — 1.0%
Alcoa, Inc.	989	31,074
Allegheny Technologies, Inc.	109	2,362

Ball Corp.	128	5,629
BHP Billiton, Ltd.†	11,000	132,275
Cooper Industries, Ltd., Class A	104	7,061
Freeport-McMoRan Copper & Gold, Inc., Class B	203	7,761
Newmont Mining Corp.	505	22,427
Nucor Corp.	1,181	61,814
Phelps Dodge Corp.	109	10,782
Rio Tinto, PLC†	3,700	108,899
United States Steel Corp.	129	6,611
Vulcan Materials Co.	116	6,335

Plastic — 0.0%
Sealed Air Corp.†	95	5,061
		1,061,471

REAL ESTATE — 0.2%

Real Estate Investment Trusts — 0.2%
Apartment Investment & Management Co., Class A	108	4,162
Archstone-Smith Trust	222	8,503
Equity Office Properties Trust	458	13,337
Equity Residential	321	11,614
ProLogis	209	9,056
Simon Property Group, Inc.	251	16,232
		62,904

UTILITIES — 0.8%

Electric Utilities — 0.7%
AES Corp.†	737	10,075
Allegheny Energy, Inc.†	156	3,075
Ameren Corp.	221	11,081
American Electric Power Co., Inc.	450	15,453
Calpine Corp.†	607	2,392
Centerpoint Energy, Inc.	350	3,955
Cinergy Corp.	206	8,576
CMS Energy Corp.†	221	2,309
Consolidated Edison, Inc.	275	12,031
Constellation Energy Group, Inc.	200	8,742
Dominion Resources, Inc.	377	25,538
DTE Energy Co.	198	8,540
Duke Energy Corp.	1,087	27,534
Edison International	370	11,851
Entergy Corp.	254	17,168
Exelon Corp.	753	33,185
FirstEnergy Corp.	375	14,816
FPL Group, Inc.	211	15,772
NiSource, Inc.	307	6,993
PG&E Corp.†	458	15,242
Pinnacle West Capital Corp.	104	4,619
PPL Corp.	215	11,455
Progress Energy, Inc.	281	12,712
Public Service Enterprise Group, Inc.	270	13,978
TXU Corp.	273	17,625

Gas & Pipeline Utilities — 0.1%
Dynegy, Inc., Class A†	432	1,996
El Paso Corp.	731	7,603
KeySpan Corp.	183	7,219
Kinder Morgan, Inc.	141	10,311
Nicor, Inc.	50	1,847
Peoples Energy Corp.	43	1,890
Williams Cos., Inc.	632	10,295
		355,878

TOTAL COMMON STOCK (cost $36,055,257)		40,094,901

Exchange-Traded Funds — 1.3%

FINANCE — 1.3%

Financial Services — 1.3%
SPDR Trust, Series 1
(cost $536,460)	4,500	543,915

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $36,591,717)		40,638,816

Short-Term Investment Securities — 2.1%

CORPORATE SHORT-TERM NOTES — 1.1%
BMW US Capital, LLC 2.15% due 01/03/05
(cost $449,946)	$450,000	449,946

REGISTERED INVESTMENT COMPANY — 0.9%
T. Rowe Price Reserve Investment Fund
(cost $404,695)	404,695	404,695

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.14% due 03/17/05(1)
(cost $49,777)	50,000	49,788

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $904,419)		904,429

Repurchase Agreements — 1.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $170,013 and collateralized by $170,000 of United States Treasury Bonds, bearing interest at 6.88%, due 08/15/25 and having an approximate value of $179,375 (cost $170,000)(1)	170,000	170,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	445,000	445,000

TOTAL REPURCHASE AGREEMENTS (cost $615,000)		615,000

TOTAL INVESTMENTS —
(cost $38,111,136) @	100.5%	42,158,245
Liabilities in excess of other assets—	(0.5)	(210,458)

NET ASSETS—	100.0%	$41,947,787

#	Security represents an investment in an affiliated company.
†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	See Note 2 for Joint Repurchase Agreement
ADR—	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)
2 Long	S&P 500 Index	March 2005	$ 602,715	$ 606,850	$ 4,135

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Investment Portfolio — December 31, 2004
(unaudited)

Common Stock — 96.2%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 4.7%

Apparel & Textiles — 0.5%
Jones Apparel Group, Inc.	1,010	$36,936
Liz Claiborne, Inc.	900	37,989
Nike, Inc., Class B	6,300	571,347
Reebok International, Ltd.	480	21,120
V.F. Corp.	920	50,949

Automotive — 1.4%
AutoNation, Inc.†	2,190	42,070
Cooper Tire & Rubber Co.	620	13,361
Cummins, Inc.	380	31,840
Dana Corp.	1,240	21,489
Delphi Corp.	4,640	41,853
Ford Motor Co.	15,120	221,357
General Motors Corp.	23,570	944,214
Genuine Parts Co.	11,140	490,829
Lear Corp.	4,300	262,343
Visteon Corp.	1,070	10,454

Housing & Household Durables — 0.3%
Centex Corp.	1,030	61,367
KB HOME	380	39,672
Leggett & Platt, Inc.	1,580	44,919
Pulte Homes, Inc.	1,050	66,990
Whirlpool Corp.	4,850	335,669

Retail — 2.5%
Big Lots, Inc.†	930	11,281
Circuit City Stores, Inc.	1,620	25,337
Costco Wholesale Corp.	3,880	187,831
CVS Corp.	22,910	1,032,554
Dillard’s, Inc., Class A	680	18,272
Dollar General Corp.	24,500	508,865
Federated Department Stores, Inc.	1,400	80,906
Fortune Brands, Inc.	5,130	395,933
Home Depot, Inc.	10,000	427,400
J.C. Penney Co., Inc.	2,360	97,704
Kohl’s Corp.†	2,840	139,643
Limited Brands	3,360	77,347
Masco Corp.	3,700	135,161
May Department Stores Co.	11,510	338,394
Nordstrom, Inc.	1,160	54,207
Office Depot, Inc.†	2,580	44,789
Officemax, Inc.	770	24,163
Sears, Roebuck & Co.	1,710	87,261
SUPERVALU, Inc.	1,110	38,317
Tiffany & Co.	1,200	38,364
Toys “R” Us, Inc.†	1,780	36,436
W.W. Grainger, Inc.	750	49,965
		7,196,898
CONSUMER STAPLES — 4.9%

Food, Beverage & Tobacco — 3.2%
Adolph Coors Co., Class B	310	23,458
Albertson’s, Inc.	3,040	72,595

Altria Group, Inc.	4,400	268,840
Archer-Daniels-Midland Co.	5,410	120,697
Campbell Soup Co.	15,200	454,328
Coca-Cola Co.	17,600	732,688
Coca-Cola Enterprises, Inc.	4,580	95,493
ConAgra Foods, Inc.	11,850	348,983
General Mills, Inc.	11,910	592,046
Kellogg Co.	16,300	727,958
Kroger Co.†	6,110	107,169
PepsiCo, Inc.	9,600	501,120
Reynolds American, Inc.	1,220	95,892
Safeway, Inc.†	3,700	73,038
Unilever NV†	4,100	274,912
UST, Inc.	7,200	346,392

Household & Personal Products — 1.7%
Alberto-Culver Co.	750	36,428
Clorox Co.	3,700	218,041
Colgate-Palmolive Co.	12,500	639,500
Kimberly-Clark Corp.	18,500	1,217,485
Newell Rubbermaid, Inc.	22,400	541,856
		7,488,919

ENERGY — 9.1%

Energy Services — 2.4%
Baker Hughes, Inc.	2,800	119,476
Nabors Industries, Ltd.†	1,240	63,600
Noble Corp.†	1,120	55,709
Rowan Cos., Inc.†	890	23,051
Royal Dutch Petroleum Co.	13,200	757,416
SCANA Corp.	8,100	319,140
Schlumberger, Ltd.	3,600	241,020
Sempra Energy	1,930	70,792
Shell Transport & Trading Co., PLC Sponsored ADR	15,500	796,700
Southern Co.	6,110	204,807
Sunoco, Inc.	600	49,026
TECO Energy, Inc.	8,750	134,225
Unocal Corp.	9,080	392,619
Valero Energy Corp.	2,120	96,248
Xcel Energy, Inc.	17,710	322,322

Energy Sources — 6.7%
Amerada Hess Corp.	7,360	606,317
Anadarko Petroleum Corp.	7,740	501,629
Apache Corp.	2,700	136,539
BP, PLC Sponsored ADR	8,804	514,154
Burlington Resources, Inc.	3,240	140,940
ChevronTexaco Corp.	35,478	1,862,950
ConocoPhillips	16,510	1,433,563
Devon Energy Corp.	4,020	156,458
EOG Resources, Inc.	980	69,933
Exxon Mobil Corp.	63,812	3,271,003
GlobalSantaFe Corp.	33,000	1,092,630
Kerr-McGee Corp.	1,250	72,237
Marathon Oil Corp.	2,860	107,565
Occidental Petroleum Corp.	3,260	190,254
Transocean, Inc.†	2,660	112,757
		13,915,080
FINANCE — 25.9%

Banks — 11.0%
AmSouth Bancorp	4,240	109,816
Bank of America Corp.	78,684	3,697,361
Bank of Ireland (London)†	14,500	239,860

Bank of New York Co., Inc.	6,420	214,556
BB&T Corp.	4,570	192,168
Comerica, Inc.	1,410	86,038
Compass Bancshares, Inc.	1,010	49,157
Fifth Third Bancorp	4,640	219,379
Golden West Financial Corp.	2,530	155,393
Huntington Bancshares, Inc.	1,910	47,330
J.P. Morgan Chase & Co.	70,052	2,732,729
KeyCorp	3,360	113,904
M&T Bank Corp.	960	103,526
Marshall & Ilsley Corp.	1,850	81,770
Mercantile Bankshares Corp.	4,200	219,240
National City Corp.	36,700	1,378,085
North Fork Bancorp., Inc.	3,890	112,226
Northern Trust Corp.	5,710	277,392
PNC Financial Services Group, Inc.	7,040	404,378
Regions Financial Corp.	3,840	136,666
Sovereign Bancorp, Inc.	2,850	64,267
State Street Corp.	2,760	135,571
SunTrust Banks, Inc.	16,960	1,253,005
Synovus Financial Corp.	2,560	73,165
U.S. Bancorp	15,430	483,268
Wachovia Corp.	13,250	696,950
Washington Mutual, Inc.	12,470	527,232
Wells Fargo & Co.	45,080	2,801,722
Wilmington Trust Corp.	2,800	101,220
Zions Bancorp.	740	50,342

Financial Services — 8.9%
American Express Co.	7,200	405,864
Bear Stearns Co., Inc.	850	86,964
Capital One Financial Corp.	2,010	169,262
Charles Schwab Corp.	57,430	686,863
CIT Group, Inc.	1,740	79,727
Citigroup, Inc.	97,896	4,716,629
Countrywide Financial Corp.	4,800	177,648
Dun & Bradstreet Corp.†	550	32,808
E*TRADE Financial Corp.†	3,070	45,897
Fannie Mae	20,000	1,424,200
First Horizon National Corp.	1,020	43,972
Franklin Resources, Inc.	2,060	143,479
Freddie Mac	5,700	420,090
Goldman Sachs Group, Inc.	12,500	1,300,500
Janus Capital Group, Inc.	7,650	128,596
Lehman Brothers Holdings, Inc.	2,230	195,080
MBNA Corp.	10,560	297,686
Mellon Financial Corp.	19,400	603,534
Merrill Lynch & Co., Inc.	7,700	460,229
Morgan Stanley	37,450	2,079,224
Providian Financial Corp.†	2,420	39,857

Insurance — 6.0%
ACE, Ltd.	14,050	600,637
Aetna, Inc.	1,220	152,195
AFLAC, Inc.	4,180	166,531
Allstate Corp.	5,670	293,252
Ambac Financial Group, Inc.	900	73,917
American International Group, Inc.# (1)	21,530	1,413,875
Aon Corp.	2,620	62,513
Chubb Corp.	10,880	836,672
CIGNA Corp.	3,010	245,526
Cincinnati Financial Corp.	1,390	61,521
Hartford Financial Services Group, Inc.	2,430	168,423
Jefferson-Pilot Corp.	1,130	58,715
Lincoln National Corp.	10,816	504,891
Loews Corp.	1,530	107,559

Marsh & McLennan Cos., Inc.	30,760	1,012,004
MBIA, Inc.	1,160	73,405
MetLife, Inc.	6,150	249,137
MGIC Investment Corp.	800	55,128
Principal Financial Group, Inc.	15,940	652,584
Progressive Corp.	1,660	140,834
Prudential Financial, Inc.	4,240	233,030
SAFECO Corp.	9,850	514,564
St Paul Travelers Cos., Inc.	17,784	659,253
Torchmark Corp.	890	50,855
UnumProvident Corp. (Berlin)(2)	3,900	117,948
UnumProvident Corp. (New York)	23,050	413,517
XL Capital, Ltd., Class A	3,950	306,718
		39,521,029

HEALTHCARE — 8.7%

Drugs — 4.9%
Abbott Laboratories	9,100	424,515
Bristol-Myers Squibb Co.	26,400	676,368
Caremark Rx, Inc.†	3,760	148,257
Chiron Corp.†	2,140	71,326
King Pharmaceuticals, Inc.†	2,000	24,800
Merck & Co., Inc.	25,600	822,784
Mylan Laboratories, Inc.	2,220	39,250
Pfizer, Inc.	97,405	2,619,220
Schering-Plough Corp.	19,000	396,720
Watson Pharmaceuticals, Inc.†	18,910	620,437
Wyeth	38,400	1,635,456

Health Services — 1.2%
HCA, Inc.	3,480	139,061
Health Management Associates, Inc., Class A	2,010	45,667
Humana, Inc.†	1,320	39,191
Laboratory Corp. of America Holdings†	1,140	56,795
Manor Care, Inc.	710	25,155
Medco Health Solutions, Inc.†	2,250	93,600
Tenet Healthcare Corp.†	3,860	42,383
Wellpoint, Inc.†	11,540	1,327,100

Medical Products — 2.6%
AmerisourceBergen Corp.	870	51,052
Bausch & Lomb, Inc.	440	28,362
Baxter International, Inc.	45,600	1,575,024
Beckman Coulter, Inc.	6,100	408,639
Biogen Idec, Inc.†	2,760	183,844
Cardinal Health, Inc.	9,370	544,865
Johnson & Johnson	11,200	710,304
McKesson Corp.	2,430	76,448
MedImmune, Inc.†	14,400	390,384
		13,217,007
INDUSTRIAL & COMMERCIAL — 10.0%

Aerospace & Military Technology — 2.2%
General Dynamics Corp.	6,560	686,176
Goodrich Corp.	980	31,987
Lockheed Martin Corp.	13,800	766,590
Northrop Grumman Corp.	3,040	165,255
Raytheon Co.	16,340	634,482
Rockwell Automation, Inc.	10,400	515,320
Rockwell Collins, Inc.	11,500	453,560
Textron, Inc.	1,140	84,132

Business Services — 1.7%
Allied Waste Industries, Inc.†	2,630	24,406

Applera Corp. - Applied Biosystems Group	1,620	33,874
Cendant Corp.	20,300	474,614
Convergys Corp.†	1,170	17,538
Eastman Kodak Co.	17,770	573,082
Ingersoll-Rand Co., Inc., Class A	1,420	114,026
Interpublic Group Cos., Inc.†	3,500	46,900
Monsanto Co.	2,190	121,655
Pall Corp.	13,830	400,379
R.R. Donnelley & Sons Co.	1,820	64,228
Waste Management, Inc.	20,130	602,692
Xerox Corp.†	7,880	134,039

Electrical Equipment — 0.7%
American Power Conversion Corp.	1,580	33,812
Eaton Corp.	1,260	91,173
Emerson Electric Co.	11,200	785,120
Jabil Circuit, Inc.†	1,670	42,719
Johnson Controls, Inc.	1,570	99,601
Power-One, Inc.†	690	6,155

Machinery — 1.5%
Caterpillar, Inc.	10,500	1,023,855
Deere & Co.	2,050	152,520
Dover Corp.	1,680	70,459
Illinois Tool Works, Inc.	4,500	417,060
Parker-Hannifin Corp.	990	74,983
Precision Castparts Corp.	7,400	486,032
Snap-On, Inc.	480	16,493

Multi-Industry — 2.1%
General Electric Co.	29,400	1,073,100
Honeywell International, Inc.	28,410	1,005,998
ITT Industries, Inc.	760	64,182
Tyco International, Ltd.	31,030	1,109,012

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	3,110	147,134
CSX Corp.	24,580	985,166
FedEx Corp.	2,480	244,255
Norfolk Southern Corp.	13,370	483,860
Ryder System, Inc.	530	25,318
Union Pacific Corp.	12,350	830,538
		15,213,480

INFORMATION & ENTERTAINMENT — 9.9%

Broadcasting & Media — 6.5%
Clear Channel Communications, Inc.	4,740	158,743
Comcast Corp., Class A†	84,712	2,819,215
Dow Jones & Co., Inc.	13,300	572,698
Gannett Co., Inc.	7,810	638,077
New York Times Co., Class A	17,600	718,080
News Corp., Class A	21,590	402,869
Time Warner, Inc.†	157,760	3,066,855
Tribune Co.	2,630	110,828
Univision Communications, Inc., Class A†	2,670	78,151
Viacom, Inc., Class B	37,290	1,356,983

Entertainment Products — 1.3%
Hasbro, Inc.	1,460	28,295
Knight-Ridder, Inc.	4,600	307,924
Mattel, Inc.	30,200	588,598
Walt Disney Co.	37,490	1,042,222

Leisure & Tourism — 2.1%
Brunswick Corp.	800	39,600

Carnival Corp.	5,230	301,405
Darden Restaurants, Inc.	1,300	36,062
Hilton Hotels Corp.	17,690	402,271
McDonald’s Corp.	36,490	1,169,869
Sabre Holdings Corp., Class A	1,120	24,819
Southwest Airlines Co.	51,040	830,931
Starwood Hotels & Resorts Worldwide, Inc.	6,810	397,704
Wendy’s International, Inc.	940	36,904
		15,129,103

INFORMATION TECHNOLOGY — 12.0%

Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	1,060	63,802
Computer Sciences Corp.†	1,560	87,937
Electronic Data Systems Corp.	4,250	98,175
Sun Microsystems, Inc.†	27,800	149,564
Sungard Data Systems, Inc.†	2,390	67,709
Unisys Corp.†	2,780	28,300

Computer Software — 0.5%
BMC Software, Inc.†	1,830	34,038
Compuware Corp.†	3,200	20,704
Fiserv, Inc.†	1,620	65,108
Microsoft Corp.	18,400	491,464
Novell, Inc.†	3,110	20,993
Siebel Systems, Inc.†	4,200	44,100
VERITAS Software Corp.†	3,490	99,639

Computers & Business Equipment — 1.6%
EMC Corp.†	19,810	294,575
Hewlett-Packard Co.	63,503	1,331,658
International Business Machines Corp.	5,400	532,332
NCR Corp.†	770	53,307
Sony Corp. Sponsored ADR	6,500	253,240

Electronics — 3.2%
Advanced Micro Devices, Inc.†	3,190	70,244
Agilent Technologies, Inc.†	4,610	111,101
Applied Materials, Inc.†	54,140	925,794
Applied Micro Circuits Corp.†	2,550	10,735
Fisher Scientific International, Inc.†	970	60,509
Freescale Semiconductor, Inc., Class B†	4,736	86,953
Intel Corp.	38,100	891,159
KLA-Tencor Corp.†	1,620	75,460
L-3 Communications Holdings, Inc.	950	69,578
Lam Research Corp.†	14,100	407,631
LSI Logic Corp.†	3,180	17,426
Micron Technology, Inc.†	5,060	62,491
Molex, Inc.	1,560	46,800
National Semiconductor Corp.	2,960	53,132
Novellus Systems, Inc.†	1,160	32,352
NVIDIA Corp.†	1,370	32,277
PerkinElmer, Inc.	1,060	23,839
Sanmina-SCI Corp.†	4,310	36,506
Solectron Corp.†	8,020	42,747
Tektronix, Inc.	740	22,355
Teradyne, Inc.†	51,310	875,862
Texas Instruments, Inc.	32,280	794,733
Thermo Electron Corp.†	1,320	39,851

Telecommunications — 6.4%
ADC Telecommunications, Inc.†	6,690	17,929
Alltel Corp.	10,410	611,692
Andrew Corp.†	1,330	18,128
AT&T Corp.	25,030	477,072

BellSouth Corp.	36,740	1,021,004
CenturyTel, Inc.	1,110	39,372
CIENA Corp.†	4,730	15,798
Citizens Communications Co.	2,770	38,198
Comverse Technology, Inc.†	1,630	39,853
JDS Uniphase Corp.†	11,930	37,818
Lucent Technologies, Inc.†	32,000	120,320
McLeod USA, Inc. †(2)(4)(5)	35,600	0
Motorola, Inc.	43,820	753,704
Nokia Oyj Sponsored ADR	22,900	358,843
Qwest Communications International, Inc.†	94,100	417,804
SBC Communications, Inc.	93,800	2,417,226
Scientific-Atlanta, Inc.	6,470	213,575
Sprint Corp. (FON Group)	59,060	1,467,641
Tellabs, Inc.†	3,820	32,814
TELUS Corp. (Toronto)	2,300	69,529
TELUS Corp. (New York)	3,400	98,260
Verizon Communications, Inc.	38,032	1,540,676
		18,333,436

MATERIALS — 5.8%

Chemicals — 2.4%
Air Products & Chemicals, Inc.	1,880	108,983
Ashland, Inc.	590	34,444
Dow Chemical Co.	23,100	1,143,681
du Pont (E.I.) de Nemours and Co.	31,000	1,520,550
Eastman Chemical Co.	640	36,947
Engelhard Corp.	1,010	30,977
Great Lakes Chemical Corp.	8,120	231,339
Hercules, Inc.†	11,600	172,260
International Flavors & Fragrances, Inc.	5,600	239,904
PPG Industries, Inc.	1,420	96,787
Rohm & Haas Co.	1,860	82,268

Forest Products — 1.2%
Bemis Co.	880	25,599
Georgia-Pacific Corp.	2,130	79,833
International Paper Co.	19,708	827,736
Louisiana-Pacific Corp.	910	24,333
MeadWestvaco Corp.	11,280	382,279
Plum Creek Timber Co., Inc.	1,520	58,429
Temple-Inland, Inc.	460	31,464
Weyerhaeuser Co.	5,980	401,976

Metals & Minerals — 2.2%
Alcoa, Inc.	59,690	1,875,460
Cooper Industries, Ltd., Class A	7,260	492,881
Newmont Mining Corp.	3,670	162,985
Nucor Corp.	5,520	288,917
Phelps Dodge Corp.	790	78,147
United States Steel Corp.	940	48,175
Vulcan Materials Co.	6,150	335,851
		8,812,205

REAL ESTATE — 0.4%

Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	780	30,061
Archstone-Smith Trust	1,620	62,046
Equity Office Properties Trust	3,330	96,970
Equity Residential	2,340	84,661
ProLogis	1,520	65,862
Simon Property Group, Inc.	4,400	284,548
		624,148

UTILITIES — 4.8%

Electric Utilities — 4.6%
Allegheny Energy, Inc.†	1,130	22,272
Ameren Corp.	1,610	80,725
American Electric Power Co., Inc.	3,270	112,292
Calpine Corp.†	4,420	17,415
Cinergy Corp.	1,500	62,445
CMS Energy Corp.†	1,610	16,825
Consolidated Edison, Inc.	2,000	87,500
Constellation Energy Group, Inc.	10,550	461,140
Dominion Resources, Inc.	9,890	669,949
DTE Energy Co.	1,440	62,107
Duke Energy Corp.	29,360	743,689
Edison International	2,690	86,161
Entergy Corp.	8,350	564,376
Exelon Corp.	25,480	1,122,904
FirstEnergy Corp.	9,730	384,432
FPL Group, Inc.	1,530	114,367
NiSource, Inc.	25,240	574,967
PG&E Corp.†	3,330	110,822
Pinnacle West Capital Corp.	760	33,752
PPL Corp.	5,860	312,221
Progress Energy, Inc.	12,740	576,358
Public Service Enterprise Group, Inc.	1,970	101,987
TXU Corp.	10,200	658,512

Gas & Pipeline Utilities — 0.2%
Dynegy, Inc., Class A†	3,140	14,507
El Paso Corp.	5,320	55,328
KeySpan Corp.	1,330	52,468
Kinder Morgan, Inc.	1,020	74,593
Nicor, Inc.	360	13,298
Peoples Energy Corp.	310	13,625
Williams Cos., Inc.	4,600	74,934
		7,275,971

TOTAL COMMON STOCK (cost $128,860,117)		146,727,276

Preferred Stock — 0.1%

FINANCE — 0.1%

Financial Services — 0.1%
Ford Motor Co. Capital Trust II 6.50% (Convertible)
(cost $55,000)	1,100	58,069

Bonds & Notes — 0.1%

INFORMATION TECHNOLOGY — 0.1%

Telecommunications — 0.1%
Lucent Technologies, Inc. 8.00% due 08/01/31
(cost $112,792)	$142,000	157,975

Exchange-Traded Funds — 1.5%

FINANCE — 1.5%

Financial Services — 1.5%
iShares S&P 500/Barra Growth Value Fund
(cost $2,300,777)	36,900	2,320,272

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $131,328,686)		149,263,592

Short-Term Investment Securities — 1.7%

REGISTERED INVESTMENT COMPANY — 1.6%
T. Rowe Price Reserve Investment Fund
(cost $2,545,279)		$2,545,279	2,545,279

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.14% due 03/17/05(1)
(cost $29,866)		30,000	29,873

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,575,145)			2,575,152

Repurchase Agreements — 0.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $515,039 and collateralized by $445,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $529,619 (cost $515,000)(1)		515,000	515,000
UBS Warburg, LLC Joint Repurchase Agreement (3)		370,000	370,000

TOTAL REPURCHASE AGREEMENTS (cost $885,000)			885,000

TOTAL INVESTMENTS —
(cost $134,788,831)@	100.1%		152,723,744
Liabilities in excess of other assets—	(0.1)		(237,987)

NET ASSETS—	100.0%		$152,485,757

#              Security represents an investment in an affiliated company.

†              Non-income producing security

@            See Note 4 for cost of investments on a tax basis.

(1)           The security or a portion thereof represents collateral for open futures contracts.

(2)           Fair valued security; see Note 1

(3)           See Note 2 for Joint Repurchase Agreement

(4)           Illiquid security

(5)           Company has filed Chapter 11 bankruptcy.

ADR —  American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)
2 Long	S&P Value Index	March 2005	$ 309,265	$ 313,050	$ 3,785

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 97.4%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 10.8%

Apparel & Textiles — 1.5%
Cintas Corp.	7,333	$321,625
Coach, Inc.†	23,184	1,307,578
Columbia Sportswear Co.†	333	19,850
Foot Locker, Inc.	1,512	40,718
Fossil, Inc.†	910	23,333
Polo Ralph Lauren Corp.	148	6,305
Reebok International, Ltd.	172	7,568
Timberland Co., Class A†	463	29,016

Automotive — 0.5%
Advanced Auto Parts, Inc.†	1,716	74,955
AutoZone, Inc.†	1,282	117,060
BorgWarner, Inc.	307	16,630
Carmax, Inc.†	2,401	74,551
Harley-Davidson, Inc.	900	54,675
Navistar International Corp.†	779	34,260
O’Reilly Automotive, Inc.†	2,225	100,236
Polaris Industries, Inc.	987	67,136

Housing & Household Durables — 1.4%
Black & Decker Corp.	1,595	140,886
Centex Corp.	3,774	224,855
D.R. Horton, Inc.	2,942	118,592
Hovnanian Enterprises, Inc., Class A†	594	29,415
KB HOME	940	98,136
Leggett & Platt, Inc.	1,559	44,322
Lennar Corp., Class A	5,183	293,772
Maytag Corp.	1,009	21,290
MDC Holdings, Inc.	302	26,105
Mohawk Industries, Inc.†	632	57,670
NVR, Inc.†	124	95,406
Pulte Homes, Inc.	2,517	160,585
Ryland Group, Inc.	174	10,012
Sherwin-Williams Co.	239	10,666
Standard Pacific Corp.	42	2,694
Toll Brothers, Inc.†	3,593	246,516
Winnebago Industries, Inc.	2,000	78,120

Retail — 7.4%
7-Eleven, Inc.†	588	14,083
99 Cents Only Stores†	2,400	38,784
Abercrombie & Fitch Co., Class A	2,184	102,539
American Eagle Outfitters, Inc.	1,134	53,411
AnnTaylor Stores Corp.†	1,071	23,059
Avery Dennison Corp.	3,447	206,717
Barnes & Noble, Inc.†	119	3,840
Bed Bath & Beyond, Inc.†	10,956	436,377
Big Lots, Inc.†	1,120	13,586
Blockbuster, Inc., Class A	1,231	11,744
Cabelas, Inc.†	150	3,411
CDW Corp.	12,191	808,873
Chico’s FAS, Inc.†	23,057	1,049,785
Circuit City Stores, Inc.	799	12,496
Claire’s Stores, Inc.	1,863	39,589
CVS Corp.	1,300	58,591
Dollar General Corp.	18,651	387,381
Dollar Tree Stores, Inc.†	6,176	177,128

Family Dollar Stores, Inc.	12,098	377,821
Fortune Brands, Inc.	3,173	244,892
Fred’s, Inc.	2,900	50,460
HNI Corp.	3,543	152,526
Limited Brands	513	11,809
Men’s Wearhouse, Inc.†	26,800	856,528
Michaels Stores, Inc.	3,172	95,065
MSC Industrial Direct Co., Inc., Class A	743	26,733
NetFlix, Inc.†	810	9,987
Nordstrom, Inc.	1,685	78,740
Pacific Sunwear of California†	1,771	39,422
PETCO Animal Supplies, Inc.†	949	37,467
PetSmart, Inc.	7,335	260,613
Pier 1 Imports, Inc.	925	18,222
RadioShack Corp.	3,718	122,248
Regis Corp.	432	19,937
Rent-A-Center, Inc.†	947	25,095
Rite Aid Corp.†	8,790	32,171
Ross Stores, Inc.	9,883	285,322
Staples, Inc.	36,600	1,233,786
Talbots, Inc.	449	12,226
Tiffany & Co.	12,191	389,746
TJX Cos., Inc.	10,000	251,300
Urban Outfitters, Inc.†	1,057	46,931
W.W. Grainger, Inc.	146	9,727
Williams-Sonoma, Inc.†	11,159	391,011
		12,475,717

CONSUMER STAPLES — 2.6%

Food, Beverage & Tobacco — 1.9%
Brown-Forman Corp., Class B	676	32,908
Campbell Soup Co.	2,649	79,179
Cott Corp.†	2,000	49,460
Dreyers Grand Ice Cream Holdings	9,400	756,042
Hershey Foods Corp.	4,717	261,982
McCormick & Co., Inc.	3,900	150,540
Pepsi Bottling Group, Inc.	3,177	85,906
Tootsie Roll Industries, Inc.	3,034	105,067
UST, Inc.	8,900	428,179
Whole Foods Market, Inc.	1,424	135,778
Wm. Wrigley Jr. Co.	1,100	76,109

Household & Personal Products — 0.7%
Alberto-Culver Co., Class B	1,391	67,561
Church & Dwight, Inc.	1,418	47,673
Clorox Co.	3,393	199,950
Estee Lauder Cos., Inc., Class A	4,696	214,936
NBTY, Inc.†	1,263	30,325
Newell Rubbermaid, Inc.	469	11,345
Scotts Co., Class A†	114	8,381
Tempur-Pedic International, Inc.†	10,200	216,240
		2,957,561
EDUCATION — 2.2%

Education — 2.2%
Apollo Group, Inc., Class A†	3,720	300,241
Career Education Corp.†	4,544	181,760
Corinthian Colleges, Inc.†	2,080	39,198
Education Management Corp.†	29,894	986,801
ITT Educational Services, Inc.†	3,159	150,210
Laureate Education, Inc.†	665	29,320
Universal Technical Institute, Inc.†	23,700	903,444
		2,590,974

ENERGY — 2.8%

Energy Services — 1.5%
Baker Hughes, Inc.	12,389	528,639
BJ Services Co.	7,720	359,289
CONSOL Energy, Inc.	1,301	53,406
Cooper Cameron Corp.†	2,659	143,081
Patterson-UTI Energy, Inc.	3,562	69,281
Pride International, Inc.†	1,250	25,675
Rowan Cos., Inc.†	1,243	32,194
Smith International, Inc.†	6,013	327,167
Tidewater, Inc.	671	23,894
Varco International, Inc.†	303	8,832
Weatherford International, Ltd.†	3,000	153,900

Energy Sources — 1.3%
Diamond Offshore Drilling, Inc.	711	28,476
ENSCO International, Inc.	1,949	61,861
FMC Technologies, Inc.†	1,553	50,007
Grant Prideco, Inc.†	2,826	56,661
Murphy Oil Corp.	1,000	80,450
National-Oilwell, Inc.†	1,275	44,995
Newfield Exploration Co.†	699	41,276
Patina Oil & Gas Corp.	1,626	60,975
Pioneer Natural Resources Co.	584	20,498
Plains Exploration & Production Co.†	27,900	725,400
Pogo Producing Co.	296	14,353
XTO Energy, Inc.	11,051	390,984
		3,301,294

FINANCE — 7.8%

Banks — 2.3%
Boston Private Financial Holdings, Inc.	1,800	50,706
City National Corp.	1,000	70,650
Commerce Bancorp, Inc.	1,593	102,589
East-West Bancorp, Inc.	2,000	83,920
Fremont General Corp.	1,063	26,766
Hibernia Corp., Class A	14,000	413,140
Hudson City Bancorp, Inc.	1,549	57,034
Investors Financial Services Corp.	6,329	316,324
NewAlliance Bancshares, Inc.	2,070	31,671
North Fork Bancorp., Inc.	4,666	134,614
Northern Trust Corp.	8,848	429,836
Silicon Valley Bancshares, Inc.†	2,300	103,086
State Street Corp.	7,700	378,224
Synovus Financial Corp.	8,773	250,732
TCF Financial Corp.	2,877	92,467
UCBH Holdings, Inc.	3,246	148,732
Valley National Bancorp	138	3,816
W Holding Co., Inc.	985	22,596

Financial Services — 3.8%
A.G. Edwards, Inc.	1,700	73,457
American Capital Strategies, Ltd.	657	21,911
Ameritrade Holding Corp.†	17,045	242,380
Amvescap, PLC ADR	3,850	48,356
BlackRock, Inc.	425	32,835
CapitalSource, Inc.†	1,489	38,223
Charles Schwab Corp.	13,800	165,048
Chicago Merchantile Exchange	759	173,583
Doral Financial Corp.	1,992	98,106
Dun & Bradstreet Corp.†	3,139	187,241
E*TRADE Financial Corp.†	4,824	72,119
Eaton Vance Corp.	6,170	321,765

Equifax, Inc.	5,425	152,442
Federated Investors, Inc., Class B	4,667	141,877
First Horizon National Corp.	1,600	68,976
First Marblehead Corp.†	408	22,950
Franklin Resources, Inc.	5,500	383,075
Genworth Financial, Inc.	464	12,528
H&R Block, Inc.	4,640	227,360
IndyMac Bancorp, Inc.	678	23,357
Instinet Group, Inc.†	161	971
Janus Capital Group, Inc.	2,900	48,749
LaBranche & Co., Inc.†	6,800	60,928
Legg Mason, Inc.	4,396	322,051
Mellon Financial Corp.	8,400	261,324
MoneyGram International, Inc.	6,606	139,651
Moody’s Corp.	6,863	596,052
Nuveen Investments, Inc.	304	11,999
Providian Financial Corp.†	1,866	30,733
Raymond James Financial, Inc.	2,450	75,901
T. Rowe Price Group, Inc.	2,511	156,184
Viad Corp.	226	6,439
Waddell & Reed Financial, Inc., Class A	5,610	134,023
Westcorp	190	8,727
WFS Financial, Inc.†	66	3,351

Insurance — 1.7%
Ambac Financial Group, Inc.	1,602	131,572
Arch Cap Group, Ltd.†	1,200	46,440
Arthur J. Gallagher & Co.	4,581	148,882
Axis Capital Holdings, Ltd.	2,200	60,192
Brown & Brown, Inc.	2,656	115,669
HCC Insurance Holdings, Inc.	396	13,116
Markel Corp.†	283	103,012
Marsh & McLennan Cos., Inc.	6,000	197,400
MBIA, Inc.	1,600	101,248
MGIC Investment Corp.	1,100	75,801
Radian Group, Inc.	1,654	88,059
RenaissanceRe Holdings, Ltd.	1,300	67,704
Transatlantic Holdings, Inc.#	62	3,833
Triad Guaranty, Inc.†	900	54,432
Unitrin, Inc.	459	20,862
W.R. Berkley Corp.	123	5,802
White Mountains Insurance Group, Ltd.	700	452,200
Willis Group Holdings, Ltd.	5,800	238,786
		9,006,585
HEALTHCARE — 17.3%

Drugs — 8.1%
Abgenix, Inc.†	5,100	52,734
Allergan, Inc.	4,198	340,332
American Pharmaceutical Partners, Inc.†	442	16,535
Amylin Pharmaceuticals, Inc.†	4,472	104,466
Andrx Corp.†	1,684	36,762
Auxilium Pharmaceuticals, Inc.†	27,000	236,250
Barr Laboratories, Inc.†	2,035	92,674
Caremark Rx, Inc.†	3,700	145,891
Cephalon, Inc.†	8,998	457,818
Chiron Corp.†	4,128	137,586
Diversa Corp.†	5,500	48,070
Elan Corp. PLC ADR†	18,700	509,575
Endo Pharmaceuticals Holdings, Inc.†	1,085	22,807
Eon Labs, Inc.†	649	17,523
Eyetech Pharmaceuticals, Inc.†	20,534	934,297
Genzyme Corp.†	14,930	866,985
Gilead Sciences, Inc.†	38,000	1,329,620
ICOS Corp.†	596	16,855

ImClone Systems, Inc.†	1,541	71,009
Impax Laboratories, Inc.†	26,100	414,468
Integra LifeSciences Holdings Corp.†	1,400	51,702
Invitrogen Corp.†	2,193	147,216
IVAX Corp.†	11,616	183,765
Martek Biosciences Corp.†	6,803	348,314
Medicines Co.†	2,000	57,600
Medicis Pharmaceutical Corp., Class A	2,597	91,181
MGI Pharma, Inc.†	1,624	45,488
Millennium Pharmaceuticals, Inc.†	21,374	259,053
Mylan Laboratories, Inc.	6,196	109,545
Neurocrine Biosciences, Inc.†	19,342	953,561
Omnicare, Inc.	5,162	178,709
OSI Pharmaceuticals, Inc.†	10,026	750,446
Pharmaceutical Product Development, Inc.†	1,105	45,626
Protein Design Labs, Inc.†	2,988	61,732
Sepracor, Inc.†	3,798	225,487
Vertex Pharmaceuticals, Inc.†	5,258	55,577
Watson Pharmaceuticals, Inc.†	693	22,737

Health Services — 4.0%
Accredo Health, Inc.†	1,120	31,046
Charles River Laboratories International, Inc.†	2,689	123,721
Community Health Systems, Inc.†	718	20,018
Covance, Inc.†	1,455	56,381
Coventry Health Care, Inc.†	5,846	310,306
Dade Behring Holdings, Inc.†	853	47,768
Express Scripts, Inc., Class A†	3,431	262,266
Health Management Associates, Inc., Class A	7,676	174,399
Henry Schein, Inc.†	3,312	230,648
IMS Health, Inc.	11,332	263,016
Laboratory Corp. of America Holdings†	6,228	310,279
Lincare Holdings, Inc.†	5,594	238,584
Manor Care, Inc.	3,853	136,512
Medco Health Solutions, Inc.†	7,321	304,554
Pacificare Health Systems, Inc.†	453	25,603
Patterson Cos., Inc.†	5,831	253,007
QIAGEN NV†	6,900	75,555
Quest Diagnostics, Inc.	4,051	387,073
Renal Care Group, Inc.†	4,093	147,307
Triad Hospitals, Inc.†	636	23,665
Universal Health Services, Inc., Class B	595	26,477
VCA Antech, Inc.†	1,454	28,498
WebMD Corp.†	4,342	35,431
Weight Watchers International, Inc.†	939	38,565
Wellchoice, Inc.†	5,088	271,699
Wellpoint, Inc.†	6,527	750,605

Medical Products — 5.2%
Affymetrix, Inc.†	1,393	50,914
AmerisourceBergen Corp.	699	41,017
ArthroCare Corp.†	1,900	60,914
AtheroGenics, Inc.†	3,900	91,884
Bausch & Lomb, Inc.	2,166	139,620
Beckman Coulter, Inc.	2,819	188,845
Becton Dickinson & Co.	2,400	136,320
Biomet, Inc.	9,173	398,016
C.R. Bard, Inc.	19,061	1,219,523
Celgene Corp.†	8,180	217,015
Cooper Cos., Inc.	2,345	165,534
Cytyc Corp.†	2,549	70,276
DaVita, Inc.†	4,491	177,529
Decode Genetics, Inc.†	7,500	58,575
DENTSPLY International, Inc.	3,957	222,383
Edwards Lifesciences Corp.†	14,571	601,199
General Probe, Inc.†	2,235	101,044

Hillenbrand Industries, Inc.	289	16,051
Human Genome Sciences, Inc.†	5,500	66,110
IDEXX Laboratories, Inc.†	806	44,000
INAMED Corp.†	1,623	102,655
Kinetic Concepts, Inc.†	575	43,873
Kyphon, Inc.†	2,400	61,824
McKesson Corp.	3,049	95,922
MedImmune, Inc.†	7,948	215,470
Nektar Therapeutics†	4,833	97,820
ResMed, Inc.†	1,986	101,485
Respironics, Inc.†	9,508	516,855
Smith & Nephew, PLC	2,000	103,520
St. Jude Medical, Inc.†	2,200	92,246
Sybron Dental Specialties, Inc.†	1,500	53,070
Techne Corp.†	1,900	73,910
Varian Medical Systems, Inc.†	7,358	318,160
Wright Medical Group, Inc.†	1,500	42,750
Zimmer Holdings, Inc.†	1,000	80,120
		20,079,428

INDUSTRIAL & COMMERCIAL — 10.0%

Aerospace & Military Technology — 1.1%
Alliant Techsystems, Inc.†	571	37,332
Embraer Aircraft Corp. ADR	3,200	107,008
Rockwell Automation, Inc.	2,738	135,668
Rockwell Collins, Inc.	24,892	981,740
United Defense Industries, Inc.†	868	41,013

Business Services — 4.7%
Alliance Data Systems Corp.†	1,038	49,284
Allied Waste Industries, Inc.†	2,747	25,492
AMIS Holdings, Inc.†	6,300	104,076
Applera Corp.	2,600	54,366
Bearingpoint, Inc.†	576	4,625
Brinks Co.	1,246	49,242
Cogent, Inc.†	295	9,735
Copart, Inc.†	1,528	40,217
Corporate Executive Board Co.	2,701	180,805
CUNO, Inc.†	1,600	95,040
DeVry, Inc.†	4,372	75,898
Dex Media, Inc.	790	19,718
Donaldson Co., Inc.	1,776	57,862
Fastenal Co.	1,404	86,430
Fluor Corp.	746	40,664
Getty Images, Inc.†	4,802	330,618
Harsco Corp.	331	18,450
Harte-Hanks, Inc.	4,522	117,482
Hewitt Associates, Inc.†	932	29,833
Hughes Supply, Inc.	614	19,863
Interpublic Group Cos., Inc.†	6,528	87,475
Iron Mountain, Inc.†	8,951	272,916
Jacobs Engineering Group, Inc.†	1,036	49,510
Manpower, Inc.	3,490	168,567
Monster Worldwide, Inc.†	62,426	2,100,011
Pall Corp.	2,949	85,374
Paychex, Inc.	5,850	199,368
Robert Half International, Inc.	8,309	244,534
Sotheby’s Holdings, Inc., Class A†	25,800	468,528
Stericycle, Inc.†	3,408	156,598
Watson Wyatt & Co. Holdings	1,800	48,510
WPP Group, PLC ADR	3,001	164,005
Xerox Corp.†	1,687	28,696

Electrical Equipment — 0.5%
American Power Conversion Corp.	2,171	46,459

AMETEK, Inc.	1,104	39,380
Jabil Circuit, Inc.†	9,066	231,908
Johnson Controls, Inc.	1,086	68,896
Littelfuse, Inc.†	1,700	58,072
Roper Industries, Inc.	2,149	130,595

Machinery — 2.0%
Briggs & Stratton Corp.	909	37,796
Dover Corp.	4,884	204,835
Formfacto, Inc.†	17,800	483,092
Graco, Inc.	1,601	59,797
IDEX Corp.	2,700	109,350
Mettler-Toledo International, Inc.†	584	29,965
Precision Castparts Corp.	801	52,610
SPX Corp.	112	4,487
Techtronic Industries Co.,Ltd.†	500,000	1,093,571
Zebra Technologies Corp., Class A†	4,327	243,524

Multi-Industry — 0.4%
American Standard Cos., Inc.†	4,215	174,164
Aramark Corp., Class B	4,751	125,949
Danaher Corp.	1,000	57,410
ITT Industries, Inc.	1,392	117,554

Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	4,916	272,936
CNF, Inc.	338	16,934
Expeditors International of Washington, Inc.	5,332	297,952
J.B. Hunt Transport Services, Inc.	1,320	59,202
Landstar System, Inc.†	2,000	147,280
Oshkosh Truck Corp.	726	49,644
Ryder System, Inc.	701	33,487
Sirva, Inc.†	25,266	485,612
UTI Worldwide, Inc.	1,200	81,624
		11,600,638

INFORMATION & ENTERTAINMENT — 13.9%

Broadcasting & Media — 4.3%
Acxiom Corp.	1,748	45,972
Belo Corp., Class A	1,358	35,634
Cablevision Systems New York Group, Class A†	3,432	85,457
Citadel Broadcasting Corp.†	4,501	72,826
Cox Radio, Inc., Class A†	5,282	87,047
Cumulus Media, Inc., Class A†	2,400	36,192
Dow Jones & Co., Inc.	3,152	135,725
E.W. Scripps Co., Class A	12,060	582,257
Entercom Communications Corp.†	2,772	99,487
Gemstar-TV Guide International, Inc.†	2,212	13,095
John Wiley & Sons, Inc., Class A	1,086	37,836
Lamar Advertising Co.†	16,725	715,496
Liberty Media International, Inc.†	2,367	109,427
McGraw-Hill Cos., Inc.	1,300	119,002
Media General, Inc., Class A	261	16,915
Meredith Corp.	4,847	262,707
New York Times Co., Class A	5,325	217,260
Omnicom Group, Inc.	2,500	210,800
Polycom, Inc.†	1,494	34,840
Radio One, Inc., Class D†	6,795	109,535
Regent Communications, Inc.†	8,900	47,170
Salem Communications Corp., Class A†	5,400	134,730
Spanish Broadcasting System, Inc., Class A†	8,600	90,816
UnitedGlobalCom, Inc., Class A†	6,297	60,829
Univision Communications, Inc., Class A†	13,256	388,003
Washington Post Co., Class B	328	322,431
Westwood One, Inc.†	5,248	141,329

XM Satellite Radio Holdings, Inc., Class A†	21,306	801,532

Entertainment Products — 1.7%
Dreamworks Animation, Inc.†	1,512	56,715
Harman International Industries, Inc.	1,358	172,466
International Game Technology	24,400	838,872
Knight-Ridder, Inc.	305	20,417
Las Vegas Sands Corp.†	400	19,200
Marvel Enterprises, Inc.†	29,440	602,931
Mattel, Inc.	7,072	137,833
Metro-Goldwyn-Mayer, Inc.†	372	4,420
Multimedia Games, Inc.†	3,400	53,584

Leisure & Tourism — 7.9%
Alliance Gaming Corp.†	3,600	49,716
AMR Corp.†	1,767	19,349
Applebee’s International, Inc.	1,907	50,440
Brinker International, Inc.†	1,882	66,002
Brunswick Corp.	2,774	137,313
CEC Entertainment, Inc.†	9,300	371,721
Cheesecake Factory, Inc.†	3,439	111,664
Choice Hotels International, Inc.	429	24,882
Darden Restaurants, Inc.(1)	1,633	45,299
GTECH Holdings Corp.	2,738	71,051
Harrah’s Entertainment, Inc.	8,021	536,525
Hilton Hotels Corp.	12,172	276,791
International Speedway Corp., Class A	698	36,854
JetBlue Airways Corp.†	8,694	201,875
Mandalay Resort Group	1,558	109,730
Marriott International, Inc., Class A	10,169	640,444
MGM Mirage, Inc.†	263	19,131
Outback Steakhouse, Inc.	2,392	109,506
Rare Hospitality International, Inc.†	33,700	1,073,682
Red Robin Gourmet Burgers, Inc.†	28,100	1,502,507
Regal Entertainment Group	129	2,677
Royal Caribbean Cruises, Ltd.	18,500	1,007,140
Ruby Tuesday, Inc.	3,139	81,865
Sabre Holdings Corp.	2,200	48,752
Shuffle Master, Inc.†	3,250	153,075
SkyWest, Inc.	5,100	102,306
Southwest Airlines Co.	23,030	374,928
Starwood Hotels & Resorts Worldwide, Inc.	1,719	100,389
Station Casinos, Inc.	21,775	1,190,657
Thor Industries, Inc.	2,200	81,510
Wendy’s International, Inc.	340	13,348
WMS Industries, Inc.†	2,200	73,788
Wynn Resorts, Ltd.†	3,160	211,467
Yum! Brands, Inc.	6,615	312,096
		16,129,268
INFORMATION TECHNOLOGY — 27.6%

Communication Equipment — 0.6%
Marvell Technology Group, Ltd.†	2,800	99,316
Network Appliance, Inc.†	11,062	367,480
Symbol Technologies, Inc.	13,664	236,387

Computer Services — 2.7%
Affiliated Computer Services, Inc., Class A†	4,017	241,783
Autodesk, Inc.	5,424	205,841
Ceridian Corp.†	2,205	40,307
Certegy, Inc.	5,923	210,444
CheckFree Corp.†	1,214	46,229
Cognizant Technology Solutions Corp.†	9,126	386,304
DST Systems, Inc.†	3,830	199,620
FactSet Research Systems, Inc.	1,900	111,036

Fair Isaac Corp.	4,038	148,114
FileNET Corp.†	2,000	51,520
Global Payments, Inc.	2,246	131,481
Kanbay International, Inc.†	15,800	494,540
LECG Corp.†	3,500	65,275
Maxtor Corp.†	2,391	12,672
Navteq Corp.†	698	32,359
Reynolds & Reynolds Co., Class A	1,344	35,630
Sungard Data Systems, Inc.†	9,361	265,197
Synopsys, Inc.†	7,275	142,736
Unisys Corp.†	402	4,092
VeriSign, Inc.†	7,871	263,836

Computer Software — 5.6%
Activision, Inc.†	2,587	52,206
Adobe Systems, Inc.	11,165	700,492
Avid Technology, Inc.†	790	48,783
BMC Software, Inc.†	5,215	96,999
Check Point Software Technologies, Ltd.†	3,450	84,974
ChoicePoint, Inc.†	5,873	270,099
Citrix Systems, Inc.†	8,735	214,270
Cognos, Inc.†	4,200	185,052
Electronic Arts, Inc.†	1,700	104,856
Fiserv, Inc.†	8,370	336,390
Hyperion Solutions Corp.†	2,000	93,240
Intuit, Inc.†	9,171	403,616
McAfee, Inc.†	9,318	269,570
Mercury Interactive Corp.†	4,724	215,178
National Instruments Corp.	2,895	78,889
Novell, Inc.†	8,748	59,049
Pixar, Inc.†	5,166	442,261
Red Hat, Inc.†	50,841	678,727
Salesforce.com, Inc.†	51,600	874,104
SEI Investments Co.	3,581	150,151
Siebel Systems, Inc.†	7,514	78,897
Take-Two Interactive Software, Inc.†	16,400	570,556
Total System Services, Inc.	861	20,922
VERITAS Software Corp.†	18,211	519,924

Computers & Business Equipment — 4.4%
Apple Computer, Inc.†	4,417	284,455
Cadence Design Systems, Inc.†	8,043	111,074
Diebold, Inc.	800	44,584
Herman Miller, Inc.	1,658	45,811
Ingram Micro, Inc., Class A†	353	7,342
Jack Henry & Associates, Inc.	5,576	111,018
Kronos, Inc.†	1,050	53,686
Lexmark International, Inc., Class A†	10,897	926,245
Mercury Computer Systems, Inc.†	2,000	59,360
Millipore Corp.†	2,538	126,418
NCR Corp.†	1,735	120,114
Pitney Bowes, Inc.	2,955	136,757
Research In Motion, Ltd.†	25,700	2,118,194
SanDisk Corp.†	3,111	77,682
Sigmatel, Inc.†	12,000	426,360
Storage Technology Corp.†	431	13,624
Tivo, Inc.†	74,300	436,141
Western Digital Corp.†	1,339	14,515

Electronics — 7.0%
Advanced Micro Devices, Inc.†	4,389	96,646
Agere Systems, Inc., Class B†	39,066	52,739
Altera Corp.†	23,692	490,424
Amkor Technology, Inc.†	2,235	14,930
Amphenol Corp., Class A†	1,568	57,608
Analog Devices, Inc.	9,100	335,972

Applied Micro Circuits Corp.†	3,434	14,457
ASML Holding NV†	2,500	39,775
Atmel Corp.†	9,454	37,060
AVX Corp.	446	5,620
Broadcom Corp., Class A†	5,250	169,470
Conexant Systems, Inc.†	5,902	11,745
Cree, Inc.†	1,717	68,817
Cymer, Inc.†	1,600	47,264
Cypress Semiconductor Corp.†	2,852	33,454
Energizer Holdings, Inc.†	825	40,994
Fairchild Semiconductor International, Inc., Class A†	1,524	24,780
Fisher Scientific International, Inc.†	2,514	156,823
FLIR Systems, Inc.†	2,682	171,085
Freescale Semiconductor, Inc.†	7,250	133,110
Gentex Corp.	3,684	136,382
GrafTech International, Ltd.†	28,100	265,826
Integrated Circuit Systems, Inc.†	4,581	95,835
International Rectifier Corp.†	1,266	56,426
Intersil Corp., Class A	7,378	123,508
KLA-Tencor Corp.†	7,337	341,758
L-3 Communications Holdings, Inc.	13,399	981,343
Lam Research Corp.†	7,197	208,065
Linear Technology Corp.	16,232	629,152
LSI Logic Corp.†	3,999	21,915
Maxim Integrated Products, Inc.	8,246	349,548
MEMC Electronic Materials, Inc.†	1,758	23,294
Microchip Technology, Inc.	15,861	422,854
Micron Technology, Inc.†	6,275	77,496
Molex, Inc.	2,626	78,780
Molex, Inc., Class A	6,475	172,559
National Semiconductor Corp.	21,575	387,271
Novellus Systems, Inc.†	5,583	155,710
NVIDIA Corp.†	3,831	90,258
PerkinElmer, Inc.	1,527	34,342
PMC-Sierra, Inc.†	4,076	45,855
Power Integrations, Inc.†	2,200	43,516
QLogic Corp.†	4,736	173,953
Rambus, Inc.†	2,003	46,069
Sanmina-SCI Corp.†	6,097	51,642
Semtech Corp.†	5,420	118,535
Silicon Laboratories, Inc.†	3,653	128,987
Solectron Corp.†	21,301	113,534
Tektronix, Inc.	1,773	53,562
Teradyne, Inc.†	4,480	76,474
Thermo Electron Corp.†	2,158	65,150
Vishay Intertechnology, Inc.†	650	9,763
Waters Corp.†	5,557	260,012
Xilinx, Inc.	10,300	305,395

Internet Content — 0.2%
Amazon.com, Inc.†	3,900	172,731
Ask Jeeves, Inc.†	1,331	35,604
Avocent Corp.†	975	39,507

Internet Software — 1.8%
Akamai Technologies, Inc.†	2,464	32,106
BEA Systems, Inc.†	8,323	73,742
F5 Networks, Inc.†	19,400	945,168
Internet Security Systems, Inc.†	4,900	113,925
Macromedia, Inc.†	1,594	49,605
Matrixone, Inc.†	8,200	53,710
Openwave Systems, Inc.†	32,000	494,720
SINA Corp.†	6,000	192,360
TIBCO Software, Inc.†	3,921	52,306
Websense, Inc.†	1,200	60,864

Telecommunications — 5.3%
ADC Telecommunications, Inc.†	12,931	34,655
ADTRAN, Inc.	5,173	99,011
America Movil SA de CV ADR	6,200	324,570
American Tower Corp., Class A†	35,800	658,720
Andrew Corp.†	1,615	22,012
Audio Codes, Ltd.†	14,800	245,828
Avaya, Inc.†	8,953	153,992
CIENA Corp.†	1,102	3,681
Comverse Technology, Inc.†	2,500	61,125
Corning, Inc.†	14,000	164,780
Crown Castle International Corp.†	2,232	37,141
Foundry Networks, Inc.†	1,815	23,885
Harris Corp.	4,918	303,883
IDT Corp.†	1,365	21,130
JDS Uniphase Corp.†	70,400	223,168
Juniper Networks, Inc.†	21,393	581,676
Level 3 Communications, Inc.†	15,472	52,450
Netgear, Inc.†	51,900	944,061
Nextel Partners, Inc., Class A†	9,134	178,478
NII Holdings, Inc.†	1,316	62,444
Novatel Wireless, Inc.†	14,700	284,886
Plantronics, Inc.	2,700	111,969
Rogers Communications, Inc.	3,850	100,678
Scientific-Atlanta, Inc.	34,400	1,135,544
SpectraSite, Inc.†	903	52,284
Telephone and Data Systems, Inc.	497	38,244
Tellabs, Inc.†	4,300	36,937
United States Cellular Corp.†	173	7,743
UTStarcom, Inc.†	1,826	40,446
West Corp.†	367	12,151
Western Wireless Corp., Class A†	3,609	105,744
		32,041,990

MATERIALS — 1.9%

Chemicals — 0.8%
Ecolab, Inc.	6,955	244,329
Engelhard Corp.	2,200	67,474
International Flavors & Fragrances, Inc.	1,622	69,486
Nalco Holding Co.†	168	3,279
Praxair, Inc.	4,165	183,885
ServiceMaster Co.	3,935	54,264
Sigma-Aldrich Corp.	1,475	89,179
Symyx Technologies, Inc.†	2,100	63,168
Valspar Corp.	1,900	95,019

Forest Products — 0.1%
Delta & Pine Land Co.	1,800	49,104
Pactiv Corp.†	2,391	60,469

Metals & Minerals — 0.9%
Arch Coal, Inc.	538	19,120
Ball Corp.	1,308	57,526
Florida Rock Industries, Inc.	184	10,954
Freeport-McMoRan Copper & Gold, Inc., Class B	3,554	135,869
International Steel Group, Inc.†	27	1,095
Kaydon Corp.	1,900	62,738
Newmont Mining Corp.	12,400	550,684
Nucor Corp.	1,804	94,421
Southern Peru Copper Corp.	175	8,262
Timken Co.	798	20,764
Trex Co., Inc.†	1,200	62,928
Worthington Industries, Inc.	1,260	24,671

Plastic — 0.1%
Sealed Air Corp.†	2,831	150,807
		2,179,495

REAL ESTATE — 0.3%

Real Estate Companies — 0.1%
Catellus Development Corp.	2,276	69,646
St. Joe Co.	1,280	82,176

Real Estate Investment Trusts — 0.2%
CBL & Associates Properties, Inc.	217	16,568
Friedman Billings Ramsey Group	1,793	34,766
General Growth Properties, Inc.	631	22,817
Mills Corp.	503	32,071
Regency Centers Corp.	820	45,428
Ventas, Inc.	1,066	29,219
Weingarten Realty Investors, Inc.	1,579	63,318
		396,009

UTILITIES — 0.2%

Electric Utilities — 0.2%
AES Corp.†	14,762	201,797
Allegheny Energy, Inc.†	557	10,978

Gas & Pipeline Utilities — 0.0%
Kinder Morgan, Inc.	358	26,181
		238,956

TOTAL COMMON STOCK (cost $94,056,701)		112,997,915

Exchange-Traded Funds — 1.8%

ENERGY — 0.7%

Energy Services — 0.7%
Oil Service HOLDRs Trust	9,500	808,165

FINANCE — 1.1%

Financial Services — 1.1%
iShares Russell Midcap Growth Index Fund	15,200	1,284,400
TOTAL EXCHANGE-TRADED FUNDS (cost $1,955,728)		2,092,565

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $96,012,429)		115,090,480

Short-Term Investment Securities — 0.2%

REGISTERED INVESTMENT COMPANY — 0.2%
T. Rowe Price Reserve Investment Fund (cost $168,937)	168,937	168,937

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 2.14% due 03/17/05(1) (cost $34,844)	35,000	34,851

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $203,781)		203,788

Repurchase Agreements — 1.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $429,032 and collateralized by $370,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $440,358 (1)		429,000	$429,000
UBS Warburg, LLC Joint Repurchase Agreement Account (2)		940,000	940,000

TOTAL REPURCHASE AGREEMENTS (cost $1,369,000)			1,369,000

TOTAL INVESTMENTS — (cost $97,585,210)@	100.6%		116,663,268
Liabilities in excess of other assets—	(0.6)		(638,958)

NET ASSETS—	100.0%		$116,024,310

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
#	Security represents an investment in an affiliated company.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
ADR-	American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation/ Depreciation

1 Long	S&P MidCap 400 Index	March 2005	$327,261	$332,675	$5,414

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 97.4%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 13.2%

Apparel & Textiles — 1.3%
Columbia Sportswear Co.†	30	$1,788
Foot Locker, Inc.	42,631	1,148,053
Jones Apparel Group, Inc.	3,119	114,062
Liz Claiborne, Inc.	2,744	115,824
Polo Ralph Lauren Corp.	892	37,999
Reebok International, Ltd.	1,118	49,192
Tommy Hilfiger Corp.†	39,300	443,304
V.F. Corp.	2,088	115,634

Automotive — 3.6%
American Axle & Manufacturing Holdings, Inc.	877	26,889
Autoliv, Inc.	10,037	484,787
AutoNation, Inc.†	4,344	83,448
BorgWarner, Inc.	1,047	56,716
Cummins, Inc.	17,483	1,464,901
Dana Corp.	60,985	1,056,870
Delphi Corp.	11,820	106,616
Genuine Parts Co.	32,109	1,414,723
Lear Corp.	10,806	659,274
Navistar International Corp.†	694	30,522
PACCAR, Inc.	4,333	348,720
TRW Automotive Holdings Corp.†	594	12,296

Housing & Household Durables — 2.2%
Black & Decker Corp.	245	21,641
Centex Corp.	1,571	93,600
D.R. Horton, Inc.	2,609	105,169
Hovnanian Enterprises, Inc., Class A†	189	9,359
KB HOME	820	85,608
Leggett & Platt, Inc.	29,757	845,991
Lennar Corp., Class A	23,818	1,350,004
Maytag Corp.	879	18,547
MDC Holdings, Inc.	246	21,264
Mohawk Industries, Inc.†	5,967	544,489
Pulte Homes, Inc.	1,519	96,912
Ryland Group, Inc.	1,002	57,655
Sherwin-Williams Co.	2,687	119,921
Standard Pacific Corp.	793	50,863
Toll Brothers, Inc.†	685	46,998
Whirlpool Corp.	1,703	117,865

Retail — 6.1%
Abercrombie & Fitch Co., Class A	31,931	1,499,160
American Eagle Outfitters, Inc.	113	5,322
AnnTaylor Stores Corp.†	544	11,712
Barnes & Noble, Inc.†	1,188	38,337
Big Lots, Inc.†	1,702	20,645
BJ’s Wholesale Club, Inc.†	1,724	50,220
Blockbuster, Inc., Class A	3,151	30,061
Borders Group, Inc.	1,914	48,616
Cabelas, Inc., Class A†	78	1,774
CDW Corp.	7,914	525,094
Circuit City Stores, Inc.	4,064	63,561
Claire’s Stores, Inc.	179	3,804
Dillard’s, Inc., Class A	1,484	39,875
Federated Department Stores, Inc.	26,719	1,544,091
Fortune Brands, Inc.	215	16,594

J.C. Penney Co., Inc.	24,003	993,724
Kmart Holding Corp.†	1,165	115,277
Limited Brands	9,663	222,442
May Department Stores Co.	25,362	745,643
Neiman Marcus Group, Inc., Class A	1,064	76,119
Nordstrom, Inc.	877	40,982
Office Depot, Inc.†	7,726	134,123
Officemax, Inc.	28,370	890,251
Payless ShoeSource, Inc.†	23,200	285,360
Pier 1 Imports, Inc.	1,175	23,147
Regis Corp.	628	28,982
Rent-A-Center, Inc.†	534	14,151
Rite Aid Corp.†	1,107	4,052
Ross Stores, Inc.	13,813	398,781
Saks, Inc.†	3,134	45,474
Sears, Roebuck & Co.	5,256	268,214
SUPERVALU, Inc.	9,745	336,397
Toys “R” Us, Inc.†	5,281	108,102
W.W. Grainger, Inc.	18,342	1,221,944
		21,209,535

CONSUMER STAPLES — 5.6%

Food, Beverage & Tobacco — 3.8%
Adolph Coors Co., Class B	658	49,791
Albertson’s, Inc.	21,781	520,130
Aqua America, Inc.	2,291	56,336
Archer-Daniels-Midland Co.	86,199	1,923,100
Brown-Forman Corp., Class B	670	32,616
Campbell Soup Co.	2,852	85,246
Constellation Brands, Inc., Class A†	2,258	105,020
Dean Foods Co.†	20,374	671,323
Del Monte Foods Co.†	4,514	49,744
Hershey Foods Corp.	940	52,208
Hormel Foods Corp.	1,841	57,715
J. M. Smucker Co.	1,422	66,933
Kroger Co.†	18,212	319,438
Loews Corp.-Carolina Group	1,434	41,514
McCormick & Co., Inc.	828	31,961
Pepsi Bottling Group, Inc.	8,854	239,412
PepsiAmericas, Inc.	1,753	37,234
Pilgrim’s Pride Corp.	373	11,444
Reynolds American, Inc.	9,265	728,229
Safeway, Inc.†	29,216	576,724
Smithfield Foods, Inc.†	2,095	61,991
Tootsie Roll Industries, Inc.	608	21,055
Tyson Foods, Inc., Class A	5,405	99,452
UST, Inc.	4,090	196,770

Household & Personal Products — 1.8%
Alberto-Culver Co.	267	12,968
American Greetings Corp., Class A	22,200	562,770
Clorox Co.	17,351	1,022,495
Estee Lauder Cos., Inc., Class A	5,541	253,612
Newell Rubbermaid, Inc.	31,480	761,501
Scotts Co., Class A†	412	30,290
Tupperware Corp.	12,400	256,928
		8,935,950

EDUCATION — 0.0%

Education — 0.0%
Laureate Education, Inc.†	167	7,363

ENERGY — 8.0%

Energy Services — 4.1%
CONSOL Energy, Inc.	829	34,030
Cooper Cameron Corp.†	1,052	56,608
Halliburton Co.	32,000	1,255,680
Noble Energy, Inc.	1,437	88,605
Patterson-UTI Energy, Inc.	52,646	1,023,965
Pride International, Inc.†	48,252	991,096
Rowan Cos., Inc.†	1,290	33,411
SCANA Corp.	2,748	108,271
Sempra Energy	5,068	185,894
Southwest Gas Corp.	14,300	363,220
Sunoco, Inc.	1,867	152,553
TECO Energy, Inc.	4,928	75,596
Tidewater, Inc.	780	27,776
UGI Corp.	1,257	51,424
Unocal Corp.	6,513	281,622
Valero Energy Corp.	6,360	288,744
Varco International, Inc.†	2,067	60,253
Vectren Corp.	1,874	50,223
Western Gas Resources, Inc.	23,542	688,604
Weststar Energy, Inc.	2,110	48,256
Wisconsin Energy Corp.	13,695	461,659
WPS Resources Corp.	918	45,863
Xcel Energy, Inc.	9,857	179,397

Energy Sources — 3.9%
Amerada Hess Corp.	1,910	157,346
Chesapeake Energy Corp.	6,607	109,016
Diamond Offshore Drilling, Inc.	703	28,155
ENSCO International, Inc.	1,651	52,403
EOG Resources, Inc.	34,847	2,486,682
GlobalSantaFe Corp.	30,800	1,019,788
Kerr-McGee Corp.	3,263	188,569
Marathon Oil Corp.	8,527	320,700
Massey Energy Co.	1,874	65,496
Murphy Oil Corp.	2,022	162,670
National-Oilwell, Inc.†	758	26,750
Newfield Exploration Co.†	787	46,472
NRG Energy, Inc.†	1,933	69,685
Patina Oil & Gas Corp.	22,129	829,837
Peabody Energy Corp.	5,075	410,618
Pioneer Natural Resources Co.	2,968	104,177
Pogo Producing Co.	1,260	61,097
Premcor, Inc.	959	40,441
Reliant Energy, Inc.†	7,320	99,918
		12,832,570

FINANCE — 18.0%

Banks — 5.7%
AmSouth Bancorp	8,697	225,252
Associated Banc-Corp.	3,146	104,479
Bank of Hawaii Corp.	1,316	66,774
Banknorth Group, Inc.	4,259	155,879
BOK Financial Corp.†	435	21,211
City National Corp.	1,007	71,145
Colonial BancGroup, Inc.	3,303	70,123
Comerica, Inc.	4,281	261,227
Commerce Bancshares, Inc.	9,938	498,888
Compass Bancshares, Inc.	3,023	147,129
Cullen/Frost Bankers, Inc.	1,271	61,771
FirstMerit Corp.	30,891	880,085
Fremont General Corp.	433	10,903
Fulton Financial Corp.	3,018	70,350
Hibernia Corp., Class A	3,828	112,964

Hudson United Bancorp	1,109	43,672
Huntington Bancshares, Inc.	5,664	140,354
Independence Community Bank Corp.	2,050	87,289
International Bancshares Corp.	874	34,418
KeyCorp	16,090	545,451
M&T Bank Corp.	11,747	1,266,796
Marshall & Ilsley Corp.	5,484	242,393
Mercantile Bankshares Corp.	1,947	101,633
New York Community Bancorp, Inc.	6,532	134,363
North Fork Bancorp., Inc.	8,556	246,841
Northern Trust Corp.	13,282	645,240
People's Bank	952	37,023
Popular, Inc.	6,574	189,528
Regions Financial Corp.	46,847	1,667,285
Sky Financial Group, Inc.	2,557	73,309
South Financial Group, Inc.	1,742	56,667
Sovereign Bancorp, Inc.	8,461	190,795
Synovus Financial Corp.	2,315	66,163
TCF Financial Corp.	406	13,049
UnionBanCal Corp.	1,378	88,853
Valley National Bancorp	2,292	63,374
W Holding Co., Inc.	750	17,205
Washington Federal, Inc.	1,935	51,355
Webster Financial Corp.	1,289	65,275
Whitney Holding Corp.	1,000	44,990
Wilmington Trust Corp.	1,643	59,394
Zions Bancorp.	2,214	150,618

Financial Services — 2.4%
A.G. Edwards, Inc.	1,867	80,673
Allied Capital Corp.	3,181	82,197
Allmerica Financial Corp.†	1,314	43,139
American Capital Strategies, Ltd.	19,594	653,460
AmeriCredit Corp.†	3,894	95,208
Astoria Financial Corp.	1,927	77,022
Bear Stearns Co., Inc.	8,207	839,658
Capitol Federal Financial	529	19,044
CIT Group, Inc.	27,563	1,262,937
Deluxe Corp.	1,237	46,177
E*TRADE Financial Corp.†	3,876	57,946
Equifax, Inc.	1,052	29,561
Federated Investors, Inc., Class B	209	6,354
First Horizon National Corp.	3,059	131,873
Genworth Financial, Inc., Class A	3,077	83,079
IndyMac Bancorp, Inc.	781	26,905
Instinet Group, Inc.†	2,897	17,469
Janus Capital Group, Inc.	5,907	99,297
Jefferies Group, Inc.	1,257	50,632
MoneyGram International, Inc.	1,224	25,875
Nuveen Investments, Inc., Class A	156	6,157
Providian Financial Corp.†	5,196	85,578
Raymond James Financial, Inc.	1,518	47,028
Student Loan Corp.	104	19,136
Viad Corp.	308	8,775
Westcorp	362	16,627
WFS Financial, Inc.†	93	4,723

Insurance — 9.9%
ACE, Ltd.	3,200	136,800
Aetna, Inc.	8,400	1,047,900
Alleghany Corp.†	119	33,945
Ambac Financial Group, Inc.	8,604	706,647
American Financial Group, Inc.	918	28,743
American National Insurance Co.	196	20,415
Aon Corp.	7,778	185,583
Arthur J. Gallagher & Co.	129	4,193

Assurant, Inc.	1,979	60,458
CIGNA Corp.	3,307	269,752
Cincinnati Financial Corp.	3,664	162,169
CNA Financial Corp.†	629	16,801
Conseco, Inc.†	37,472	747,566
Erie Indemnity Co., Class A	699	36,746
Everest Re Group, Ltd.	20,298	1,817,889
Fidelity National Financial, Inc.	3,973	181,447
First American Corp.	1,926	67,680
HCC Insurance Holdings, Inc.	1,170	38,750
Jefferson-Pilot Corp.	3,450	179,262
Leucadia National Corp.	1,291	89,699
Lincoln National Corp.	9,606	448,408
Loews Corp.	3,664	257,579
Markel Corp.†	107	38,948
MBIA, Inc.	6,566	415,496
Mercury General Corp.	640	38,349
MGIC Investment Corp.	2,440	168,140
Nationwide Financial Services, Inc., Class A	1,389	53,101
Odyssey Re Holdings Corp.	307	7,739
Old Republic International Corp.	4,495	113,723
PartnerRe, Ltd.	27,505	1,703,660
PMI Group, Inc.	26,867	1,121,697
Principal Financial Group, Inc.	7,884	322,771
Protective Life Corp.	1,711	73,043
Radian Group, Inc.	1,511	80,446
Reinsurance Group of America, Inc.	723	35,029
RenaissanceRe Holdings, Ltd.	17,757	924,785
SAFECO Corp.	29,618	1,547,244
StanCorp Financial Group, Inc.	715	58,988
Torchmark Corp.	12,049	688,480
Transatlantic Holdings, Inc.#	586	36,232
Unitrin, Inc.	664	30,179
UnumProvident Corp. (New York)	7,318	131,285
W.R. Berkley Corp.	1,637	77,217
Wesco Financial Corp.	31	12,183
Willis Group Holdings, Ltd.	21,817	898,206
XL Capital, Ltd., Class A	10,700	830,855
		28,944,271

HEALTHCARE — 4.9%

Drugs — 1.9%
Caremark Rx, Inc.†	23,400	922,662
Eyetech Pharmaceuticals, Inc.†	28	1,274
Hospira, Inc.†	3,849	128,941
ICOS Corp.†	692	19,570
Invitrogen Corp.†	666	44,708
King Pharmaceuticals, Inc.†	69,064	856,394
Millennium Pharmaceuticals, Inc.†	3,497	42,384
Mylan Laboratories, Inc.	27,600	487,968
Omnicare, Inc.	474	16,410
Protein Design Labs, Inc.†	1,912	39,502
Watson Pharmaceuticals, Inc.†	15,680	514,461

Health Services — 1.8%
Charles River Laboratories International, Inc.†	8,488	390,533
Community Health Systems, Inc.†	749	20,882
Dade Behring Holdings, Inc.†	143	8,008
Health Management Associates, Inc., Class A	682	15,495
Health Net, Inc.†	39,468	1,139,441
Henry Schein, Inc.†	116	8,078
Humana, Inc.†	3,986	118,344
Laboratory Corp. of America Holdings†	185	9,217
Manor Care, Inc.	421	14,916
Medco Health Solutions, Inc.†	3,781	157,290

Pacificare Health Systems, Inc.†	1,645	92,976
Tenet Healthcare Corp.†	11,494	126,204
Triad Hospitals, Inc.†	1,196	44,503
Universal Health Services, Inc., Class B	564	25,098
WebMD Corp.†	47,407	386,841
Wellchoice, Inc.†	360	19,224
Wellpoint, Inc.†	2,510	288,650

Medical Products — 1.2%
AmerisourceBergen Corp.	2,027	118,944
Bausch & Lomb, Inc.	13,788	888,774
Hillenbrand Industries, Inc.	4,351	241,655
McKesson Corp.	3,933	123,732
MedImmune, Inc.†	23,442	635,513
		7,948,592

INDUSTRIAL & COMMERCIAL — 10.0%

Aerospace & Military Technology — 0.8%
Alliant Techsystems, Inc.†	317	20,725
Goodrich Corp.	2,900	94,656
Rockwell Automation, Inc.	1,603	79,429
Rockwell Collins, Inc.	19,889	784,422
Textron, Inc.	2,931	216,308
United Defense Industries, Inc.†	224	10,584

Business Services — 4.0%
Adesa, Inc.	2,338	49,612
Allied Waste Industries, Inc.†	3,962	36,767
Applera Corp. - Applied Biosystems Group	4,980	104,132
Bearingpoint, Inc.†	53,112	426,489
Brink’s Co.	70	2,766
Cogent, Inc.†	145	4,785
Convergys Corp.†	3,541	53,080
Dex Media, Inc.	475	11,856
Eastman Kodak Co.(1)	7,082	228,394
Fluor Corp.	1,252	68,247
Harsco Corp.	671	37,402
Harte-Hanks, Inc.	177	4,598
Hughes Supply, Inc.	864	27,950
Interpublic Group Cos., Inc.†	62,064	831,658
Jacobs Engineering Group, Inc.†	291	13,907
Manpower, Inc.	1,155	55,786
Monsanto Co.	26,460	1,469,853
Pall Corp.	2,839	82,189
R.H. Donnelley Corp.†	10,400	614,120
R.R. Donnelley & Sons Co.	36,364	1,283,286
Republic Services, Inc.	21,000	704,340
Service Corp. International†	8,339	62,126
Xerox Corp.†	17,960	305,500

Electrical Equipment — 1.9%
American Power Conversion Corp.	1,954	41,815
AMETEK, Inc.	488	17,407
Crane Co.	1,280	36,915
Eaton Corp.	16,385	1,185,618
Hubbell, Inc., Class B	22,696	1,187,001
Johnson Controls, Inc.	3,536	224,324
Puget Energy, Inc.	13,651	337,180
Roper Industries, Inc.	109	6,624

Machinery — 1.5%
AGCO Corp.†	2,228	48,771
Briggs & Stratton Corp.	297	12,349
CNH Global NV	18,520	358,732
Dover Corp.	972	40,766

Mettler-Toledo International, Inc.†	478	24,526
Parker-Hannifin Corp.	2,956	223,887
Pentair, Inc.	2,475	107,811
Precision Castparts Corp.	744	48,866
Snap-On, Inc.	26,539	911,880
SPX Corp.	1,758	70,426
Stanley Works	10,931	535,510

Multi-Industry — 0.4%
American Standard Cos., Inc.†	10,574	436,918
ITT Industries, Inc.	1,449	122,368
Teleflex, Inc.	882	45,811

Transportation — 1.4%
Burlington Northern Santa Fe Corp.	9,163	433,502
CNF, Inc.	892	44,689
CSX Corp.	5,300	212,424
Norfolk Southern Corp.	9,678	350,247
Oshkosh Truck Corp.	97	6,633
Ryder System, Inc.	868	41,464
Teekay Shipping Corp	10,509	442,534
USF Corp.	4,300	163,185
Yellow Roadway Corp.†	10,883	606,292
		16,011,442

INFORMATION & ENTERTAINMENT — 3.8%

Broadcasting & Media — 1.6%
Belo Corp., Class A	18,299	480,166
Cablevision Systems New York Group, Class A†	578	14,392
Citadel Broadcasting Corp.†	699	11,310
Cox Radio, Inc., Class A†	539	8,883
Emmis Communications Corp., Class A†	29,500	566,105
Entercom Communications Corp.†	455	16,330
Gemstar-TV Guide International, Inc.†	3,732	22,093
Hearst-Argyle Television, Inc.	760	20,049
Lamar Advertising Co., Class A†	15,937	681,785
Lee Enterprises, Inc.	1,112	51,241
Liberty Media International, Inc., Class A†	1,432	66,201
McClatchy Co., Class A	474	34,038
Media General, Inc., Class A	309	20,026
New York Times Co., Class A	333	13,586
Polycom, Inc.†	877	20,452
Radio One, Inc., Class D†	1,046	16,862
Sirius Satellite Radio, Inc.†	30,516	233,447
UnitedGlobalCom, Inc., Class A†	1,847	17,842
Univision Communications, Inc., Class A†	2,263	66,238
Westwood One, Inc.†	7,700	207,361

Entertainment Products — 0.2%
Dreamworks Animation SKG, Inc., Class A†	437	16,392
Hasbro, Inc.	3,825	74,129
Knight-Ridder, Inc.	1,544	103,355
Mattel, Inc.	5,861	114,231
Metro-Goldwyn-Mayer, Inc.†	1,000	11,880

Leisure & Tourism — 2.0%
AMR Corp.†	2,055	22,502
Brinker International, Inc.†	10,901	382,298
Brunswick Corp.	978	48,411
Caesars Entertainment, Inc.†	7,589	152,843
Darden Restaurants, Inc.	2,228	61,805
Harrah’s Entertainment, Inc.	9,196	615,120
Hilton Hotels Corp.	23,379	531,639
International Speedway Corp., Class A	100	5,280
Marriott International, Inc., Class A	566	35,647

MGM Mirage, Inc.†	1,180	85,833
Outback Steakhouse, Inc.	171	7,828
Regal Entertainment Group	887	18,405
Sabre Holdings Corp., Class A	3,431	76,031
Southwest Airlines Co.	4,100	66,748
Starwood Hotels & Resorts Worldwide, Inc.	3,273	191,143
Wendy’s International, Inc.	2,459	96,540
Yum! Brands, Inc.	17,408	821,310
		6,107,777

INFORMATION TECHNOLOGY — 7.3%

Communication Equipment — 0.0%
Tessera Technologies, Inc.†	900	33,489

Computer Services — 0.9%
Affiliated Computer Services, Inc., Class A†	930	55,977
Ceridian Corp.†	1,314	24,020
CheckFree Corp.†	707	26,923
Computer Sciences Corp.†	14,836	836,305
Electronic Data Systems Corp.	12,573	290,436
Fair Isaac Corp.	252	9,243
Maxtor Corp.†	3,556	18,847
Navteq Corp.†	237	10,987
Reynolds & Reynolds Co., Class A	122	3,234
Sungard Data Systems, Inc.†	898	25,440
Unisys Corp.†	7,799	79,394
VeriSign, Inc.†	1,880	63,018

Computer Software — 1.9%
Activision, Inc.†	58,523	1,180,994
BMC Software, Inc.†	3,943	73,340
Compuware Corp.†	9,489	61,394
McAfee, Inc.†	34,133	987,468
Siebel Systems, Inc.†	2,446	25,683
Sybase, Inc.†	36,196	722,110

Computers & Business Equipment — 1.2%
Apple Computer, Inc.†	4,667	300,555
Arrow Electronics, Inc.†	2,845	69,133
Cadence Design Systems, Inc.†	61,466	848,845
Diebold, Inc.	1,709	95,243
Hutchinson Technology, Inc.†	6,695	231,446
IKON Office Solutions, Inc.	2,950	34,102
Ingram Micro, Inc., Class A†	2,610	54,288
NCR Corp.†	488	33,784
Pitney Bowes, Inc.	2,550	118,014
SanDisk Corp.†	667	16,655
Steelcase, Inc., Class A	1,225	16,954
Storage Technology Corp.†	2,080	65,749
Western Digital Corp.†	3,720	40,325

Electronics — 1.3%
Advanced Micro Devices, Inc.†	4,038	88,917
Amphenol Corp., Class A†	11,595	426,000
Applied Micro Circuits Corp.†	3,996	16,823
Avnet, Inc.†	2,977	54,300
AVX Corp.	802	10,105
Conexant Systems, Inc.†	5,124	10,197
Energizer Holdings, Inc.†	1,145	56,895
Fairchild Semiconductor International, Inc., Class A†	1,316	21,398
Freescale Semiconductor, Inc., Class B†	1,740	31,946
International Rectifier Corp.†	287	12,792
Intersil Corp., Class A	1,808	30,266
L-3 Communications Holdings, Inc.	1,253	91,770
LSI Logic Corp.†	5,158	28,266

Micron Technology, Inc.†	7,566	93,440
Molex, Inc.	593	17,790
Novellus Systems, Inc.†	918	25,603
PerkinElmer, Inc.	1,522	34,230
Power Integrations, Inc.†	11,400	225,492
QLogic Corp.†	375	13,774
Sanmina-SCI Corp.†	6,345	53,742
Tech Data Corp.†	14,774	670,740
Tektronix, Inc.	310	9,365
Thermo Electron Corp.†	1,793	54,131
Vishay Intertechnology, Inc.†	2,898	43,528

Internet Content — 0.0%
Avocent Corp.†	166	6,726
Mindspeed Technologies, Inc.†	1	3

Internet Software — 0.0%
TIBCO Software, Inc.†	992	13,233

Telecommunications — 2.0%
3Com Corp.†	9,638	40,190
ADC Telecommunications, Inc.†	5,917	15,858
American Tower Corp., Class A†	5,317	97,833
Andrew Corp.†	2,239	30,518
Avaya, Inc.†	38,300	658,760
CenturyTel, Inc.	32,144	1,140,148
CIENA Corp.†	12,839	42,882
Citizens Communications Co.	8,261	113,919
Comverse Technology, Inc.†	2,149	52,543
Crown Castle International Corp.†	2,326	38,705
Ditech Communications Corp.†	24,100	360,295
Foundry Networks, Inc.†	989	13,015
Harris Corp.	561	34,664
McLeod USA, Inc.†(2)(3)(4)	4,890	0
NTL, Inc.†	1,702	124,178
Qwest Communications International, Inc.†	36,420	161,705
Scientific-Atlanta, Inc.	3,782	124,844
Telephone and Data Systems, Inc.	691	53,172
Tellabs, Inc.†	6,762	58,086
United States Cellular Corp.†	198	8,862
UTStarcom, Inc.†	267	5,914
West Corp.†	105	3,476
		11,774,434

MATERIALS — 10.7%

Chemicals — 4.8%
Agrium, Inc.	56,485	951,772
Air Products & Chemicals, Inc.	5,615	325,502
Ashland, Inc.	1,736	101,348
Cabot Corp.	1,536	59,412
Crompton Corp.	56,600	667,880
Eastman Chemical Co.	27,011	1,559,345
Engelhard Corp.	3,066	94,034
International Flavors & Fragrances, Inc.	345	14,780
Lubrizol Corp.	1,619	59,676
Lyondell Chemical Co.	4,806	138,989
Mosaic Co.†	58,500	954,720
Nalco Holding Co.†	916	17,880
Potash Corp. of Saskatchewan, Inc.	11,700	971,802
PPG Industries, Inc.	4,232	288,453
Praxair, Inc.	5,711	252,141
Rohm & Haas Co.	23,352	1,032,859
RPM International, Inc.	2,862	56,267
ServiceMaster Co.	2,972	40,984
Sigma-Aldrich Corp.	1,310	79,203
Valspar Corp.	1,268	63,413

Forest Products — 3.7%
Bemis Co.	2,640	76,798
Bowater, Inc.	1,370	60,239
Georgia-Pacific Corp.	37,319	1,398,716
Louisiana-Pacific Corp.	2,684	71,770
MeadWestvaco Corp.	33,273	1,127,622
Owens-Illinois, Inc.†	2,716	61,517
Packaging Corp. of America	31,533	742,602
Pactiv Corp.†	46,734	1,181,903
Plum Creek Timber Co., Inc.	22,829	877,547
Rayonier, Inc.	1,228	60,061
Smurfit-Stone Container Corp.†	6,238	116,526
Sonoco Products Co.	2,419	71,723
Temple-Inland, Inc.	1,364	93,298

Metals & Minerals — 2.2%
Arch Coal, Inc.	939	33,372
Ball Corp.	25,783	1,133,936
Carlisle Cos., Inc.	767	49,794
Florida Rock Industries, Inc.	559	33,277
International Steel Group, Inc.†	390	15,818
Lafarge North America, Inc.	812	41,672
Martin Marietta Materials, Inc.	1,187	63,694
Nucor Corp.	12,827	671,365
Phelps Dodge Corp.	2,306	228,110
Southern Peru Copper Corp.	164	7,743
Timken Co.	34,221	890,430
United States Steel Corp.	2,799	143,449
Vulcan Materials Co.	2,518	137,508
Worthington Industries, Inc.	265	5,189

Plastic — 0.0%
Sealed Air Corp.†	337	17,952
		17,144,091

REAL ESTATE — 6.2%

Real Estate Companies — 0.0%
Forest City Enterprises, Inc., Class A	766	44,083

Real Estate Investment Trusts — 6.2%
AMB Property Corp.	2,042	82,476
Annaly Mtg. Management, Inc.	2,907	57,035
Apartment Investment & Management Co., Class A	25,721	991,287
Archstone-Smith Trust	4,840	185,372
Arden Realty, Inc.	1,622	61,182
Avalonbay Communities, Inc.	1,764	132,829
Boston Properties, Inc.	2,040	131,927
BRE Properties, Inc., Class A	1,242	50,065
Camden Property Trust	981	50,031
CBL & Associates Properties, Inc.	301	22,981
Centerpoint Properties Trust	1,151	55,121
Crescent Real Estate Equities Co.	1,918	35,023
Developers Diversified Realty Corp.	20,092	891,482
Duke Realty Corp.	3,512	119,900
Equity Office Properties Trust	9,968	290,268
Equity Residential	6,922	250,438
Federal Realty Investment Trust	1,276	65,906
Friedman, Billings, Ramsey Group, Inc., Class A	1,490	28,891
General Growth Properties, Inc.	4,708	170,241
Health Care Property Investors, Inc.	11,157	308,937
Health Care REIT, Inc.	1,270	48,451
Healthcare Realty Trust, Inc.	13,900	565,730
Hospitality Properties Trust	1,661	76,406
Host Marriott Corp.	66,469	1,149,914

HRPT Properties Trust	4,375	56,131
iStar Financial, Inc.	39,017	1,765,910
Kimco Realty Corp.	2,402	139,292
Liberty Property Trust	2,090	90,288
Macerich Co.	1,450	91,060
Mack-Cali Realty Corp.	1,496	68,861
Mills Corp.	783	49,924
New Plan Excel Realty Trust, Inc.	2,472	66,942
Pan Pacific Retail Properties, Inc.	992	62,198
Prentiss Properties Trust	15,900	607,380
ProLogis	4,481	194,162
Public Storage, Inc.	2,025	112,894
Reckson Associates Realty Corp.	1,872	61,420
Regency Centers Corp.	624	34,570
Shurgard Storage Centers, Inc., Class A	1,133	49,863
Simon Property Group, Inc.	4,137	267,540
SL Green Realty Corp.	953	57,704
Thornburg Mtg., Inc.	2,187	63,336
Trizec Properties, , Inc.	2,192	41,473
United Dominion Realty Trust, Inc.	3,160	78,368
Ventas, Inc.	935	25,628
Vornado Realty Trust	2,373	180,657
Weingarten Realty Investors, Inc.	184	7,378
		10,038,955

UTILITIES — 9.7%

Electric Utilities — 7.5%
Allegheny Energy, Inc.†	2,741	54,025
Allete, Inc.	729	26,791
Alliant Energy Corp.	2,754	78,764
Ameren Corp.	26,293	1,318,331
Centerpoint Energy, Inc.	6,732	76,072
Cinergy Corp.	4,447	185,129
CMS Energy Corp.†	57,300	598,785
Consolidated Edison, Inc.	5,954	260,488
Constellation Energy Group, Inc.	4,160	181,834
DPL, Inc.	3,128	78,544
DTE Energy Co.	4,286	184,855
Edison International	17,446	558,795
Energy East Corp.	3,615	96,448
Entergy Corp.	9,273	626,762
FirstEnergy Corp.	18,596	734,728
FPL Group, Inc.	4,562	341,010
Great Plains Energy, Inc.	1,837	55,624
Hawaiian Electric Industries, Inc.	1,989	57,979
MDU Resources Group, Inc.	2,881	76,865
NiSource, Inc.	45,609	1,038,973
Northeast Utilities	38,663	728,798
NSTAR	1,310	71,107
OGE Energy Corp.	2,169	57,500
Pepco Holdings, Inc.	4,626	98,626
PG&E Corp.†	34,196	1,138,043
Pinnacle West Capital Corp.	7,656	340,003
PPL Corp.	35,279	1,879,665
Progress Energy, Inc.	6,086	275,331
Public Service Enterprise Group, Inc.	5,843	302,492
TXU Corp.	7,331	473,289

Gas & Pipeline Utilities — 2.2%
AGL Resources, Inc.	34,545	1,148,276
Dynegy, Inc., Class A†	6,954	32,127
El Paso Corp.	15,829	164,622
Equitable Resources, Inc.	1,541	93,477
KeySpan Corp.	3,955	156,025
Kinder Morgan, Inc.	1,922	140,556

National Fuel Gas Co.	1,791	50,757
Oneok, Inc.	2,531	71,931
Questar Corp.	2,069	105,436
Williams Cos., Inc.	98,180	1,599,352
		15,558,215

TOTAL COMMON STOCK (cost $125,946,650)		156,513,195

Exchange-Traded Funds — 1.5%

FINANCE — 1.5%

Financial Services — 1.5%
iShares Russell Midcap Value Index Fund
(cost $2,317,087) (1)	20,700	2,341,998

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $128,263,737)		158,855,193

Short-Term Investment Securities — 0.0%

U.S. GOVERNMENT OBLIGATIONS — 0.0%
United States Treasury Bills 2.03% due 03/17/05
(cost $24,894) (1)	$25,000	24,894

Repurchase Agreements — 3.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $193,014 and collateralized by $170,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $202,327	193,000	193,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.30%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $2,987,324 and collateralized by $2,555,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate value of $3,050,031	2,987,000	2,987,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.50%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $2,700,338 and collateralized by $1,905,000 of United States Treasury Bonds, bearing interest at 8.88%, due 08/15/17 and having an approximate value of $2,758,678	2,700,000	2,700,000

TOTAL REPURCHASE AGREEMENTS (cost $5,880,000)		5,880,000

TOTAL INVESTMENTS —
(cost $134,168,631) @	102.6%	164,760,087
Liabilities in excess of other assets—	(2.6)	(4,160,709)

NET ASSETS—	100.0%	$160,599,378

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
#	Security represents an investment in an affiliated company.
(1)	The security or a portion thereof represents collateral for open futures contracts.
(2)	Fair valued security; see Note 1
(3)	Illiquid security
(4)	Company has filed Chapter 11 bankruptcy

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation/ (Depreciation)
1 Long	S&P MidCap 400 Index	March 2005	$332,008	$332,675	$667

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 94.8%	Shares/Principal Amount/Warrants	Value (Note 1)

CONSUMER DISCRETIONARY — 6.6%

Apparel & Textiles — 2.0%
Carter’s, Inc.†	221	$7,512
Cherokee, Inc.	228	8,044
Deb Shops, Inc.	146	3,656
Deckers Outdoor Corp.†	308	14,473
DHB Industries, Inc.†	696	13,252
Finish Line, Inc., Class A	1,276	23,351
Fossil, Inc.†	28,400	728,176
G & K Services, Inc., Class A	554	24,055
Genesco, Inc.†	740	23,043
Goody’s Family Clothing, Inc.	644	5,886
Guess?, Inc.†	12,309	154,478
Hot Topic, Inc.†	1,649	28,346
K-Swiss, Inc., Class A	881	25,655
Kellwood Co.	922	31,809
Kenneth Cole Productions, Inc., Class A	288	8,888
Oakley, Inc.	704	8,976
Oshkosh B’ Gosh, Inc., Class A	224	4,794
Oxford Industries, Inc.	456	18,833
Perry Ellis International, Inc.†	184	3,744
Phillips-Van Heusen Corp.	829	22,383
Quiksilver, Inc.†	14,034	418,073
Russell Corp.	978	19,051
Skechers USA, Inc., Class A†	677	8,774
Steven Madden, Ltd.†	393	7,412
Stride Rite Corp.	1,153	12,879
UniFirst Corp.	311	8,795
Warnaco Group, Inc.†	16,865	364,284
Weyco Group, Inc.	97	4,296
Wolverine World Wide, Inc.	1,357	42,637

Automotive — 0.7%
A.S.V., Inc.†	270	12,933
Aftermarket Technology Corp.†	396	6,376
America’s Car Mart, Inc.†	190	7,220
ArvinMeritor, Inc.	2,369	52,995
Asbury Automotive Group, Inc.†	380	5,236
Autobytel, Inc.†	1,414	8,541
Bandag, Inc.	380	18,928
Collins & Aikman Corp†	1,310	5,712
Commercial Vehicle Group, Inc.†	6,417	140,083
Cooper Tire & Rubber Co.	2,160	46,548
CSK Auto Corp.†	1,584	26,516
Dollar Thrifty Automotive Group, Inc.†	861	26,002
Goodyear Tire & Rubber Co.†	5,060	74,180
Group 1 Automotive, Inc.†	665	20,948
Harris & Harris Group, Inc.†	529	8,665
Keystone Automotive Industries, Inc.†	518	12,044
Lithia Motors, Inc., Class A	488	13,088
Midas, Inc.†	526	10,520
Modine Manufacturing Co.	756	25,530
Monro Muffler Brake, Inc.†	321	8,121
Noble International, Ltd.	214	4,363
Pep Boys-Manny, Moe & Jack	1,964	33,525
Rush Enterprises, Inc., Class B†	297	5,141
Sonic Automotive, Inc.	949	23,535
Sports Resorts International, Inc.†	45	130
Standard Motor Products, Inc.	434	6,857

Common Stock (continued)

Strattec Security Corp.†	133	8,328
Superior Industries International, Inc.	757	21,991
Tenneco Automotive, Inc.†	1,426	24,584
Tower Automotive, Inc.†	1,984	4,742
United Auto Group, Inc.	655	19,381
Visteon Corp.	4,221	41,239
Wabash National Corp.†	1,030	27,738

Housing & Household Durables — 0.4%
Applica, Inc.†	669	4,047
Bassett Furniture Industries, Inc.	351	6,888
Beazer Homes USA, Inc.	456	66,672
Ethan Allen Interiors, Inc.	1,080	43,222
Furniture Brands International, Inc.	1,673	41,909
La-Z-Boy, Inc.	1,662	25,545
Levitt Corp., Class A	522	15,958
Libbey, Inc.	469	10,416
M/I Homes, Inc.	409	22,540
Meritage Corp.†	360	40,572
National Presto Industries, Inc.	161	7,326
NCI Building Systems, Inc.†	665	24,937
Palm Harbor Homes, Inc.†	325	5,486
Select Comfort Corp.†	1,239	22,228
Skyline Corp.	229	9,343
Stanley Furniture Co., Inc.	190	8,540
Technical Olympic USA, , Inc.	315	7,995
Walter Industries, Inc.	807	27,220
WCI Communities, Inc.†	1,090	32,046
Winnebago Industries, Inc.	884	34,529

Retail — 3.5%
1-800 Contacts, Inc.†	243	5,346
1-800-FLOWERS.COM, Inc., Class A†	752	6,324
99 Cents Only Stores†	1,673	27,036
A. C. Moore Arts & Crafts, Inc.†	471	13,570
Aaon, Inc.†	300	4,821
Action Performance Cos., Inc.	527	5,792
Advanced Marketing Services, Inc.	487	4,899
Aeropostale, Inc.†	8,391	246,947
American Woodmark Corp.	364	15,900
Bebe Stores, Inc.	304	8,202
Big 5 Sporting Goods Corp.	692	20,165
BJ’s Restaurants, Inc.†	365	5,110
Blair Corp.	281	10,020
Blue Nile, Inc.†	12,030	332,269
Bombay Co., Inc.†	1,211	6,697
Bon-Ton Stores, Inc.	176	2,772
Brookstone, Inc.†	684	13,372
Brown Shoe Co., Inc.	621	18,524
Buckle, Inc.	264	7,788
Buffalo Wild Wings, Inc.†	193	6,718
Build-A-Bear Workshop, Inc.†	306	10,756
Burlington Coat Factory Warehouse Corp.	628	14,256
Cache, Inc.†	6,527	117,617
Casey’s General Stores, Inc.	1,706	30,964
Cash America International, Inc.	971	28,868
Casual Male Retail Group, Inc.†	963	5,248
Cato Corp., Class A	666	19,194
Charlotte Russe Holding, Inc.†	393	3,969
Charming Shoppes, Inc.†	3,724	34,894
Children’s Place Retail Stores, Inc.†	574	21,255
Christopher & Banks Corp.	1,277	23,561
Coldwater Creek, Inc.†	745	22,998
Color Kinetics, Inc.†	139	2,444
Conn’s, Inc.†	232	3,902
Cost Plus, Inc.†	742	23,840

Department 56, Inc.†	455	7,576
Design Within Reach, Inc.†	144	2,095
Dick’s Sporting Goods, Inc.†	1,028	36,134
Dress Barn, Inc.†	699	12,302
Electronics Boutique Holdings Corp.†	393	16,875
First Cash Financial Services, Inc.†	397	10,604
Fred’s, Inc.	1,337	23,264
Gander Mountain Co.†	206	2,643
Graphic Packaging Corp.†	2,272	16,358
Greg Manning Auctions, Inc.†	172	2,129
Guitar Center, Inc.†	9,032	475,896
Gymboree Corp.†	1,041	13,346
Hancock Fabrics, Inc.	647	6,709
Haverty Furniture Cos., Inc.	636	11,766
Hibbett Sporting Goods, Inc.†	801	21,315
HNI Corp.	11,200	482,160
Hollywood Entertainment Corp.†	1,790	23,431
HomeStore, Inc.†	3,848	11,659
Insight Enterprises, Inc.†	1,562	32,052
J. Jill Group, Inc.†	610	9,083
Jo-Ann Stores, Inc.†	646	17,791
Jos. A. Bank Clothiers, Inc.†	5,649	159,867
Kirkland’s, Inc.†	376	4,621
Linens ‘N Things, Inc.†	1,459	36,183
Longs Drug Stores Corp.	1,031	28,425
Mannatech, Inc.	486	9,253
Martha Stewart Living Omnimedia, Inc., Class A†	394	11,434
Men’s Wearhouse, Inc.†	1,075	34,357
Movado Group, Inc.	518	9,661
Movie Gallery, Inc.	803	15,313
Nautilus Group, Inc.	979	23,662
New York & Co., Inc.†	364	6,013
Nu Skin Enterprises, Inc., Class A	8,388	212,887
Pacific Sunwear of California†	6,100	135,786
Pantry, Inc.†	393	11,825
Party City Corp.†	386	4,991
Pathmark Stores, Inc.†	1,026	5,961
Payless ShoeSource, Inc.†	2,325	28,598
PC Connection, Inc.†	241	2,294
Provide Commerce Inc.†	150	5,573
RC2 Corp.†	560	18,256
RedEnvelope, Inc.†	5,400	65,988
Restoration Hardware, Inc.†	895	5,137
Retail Ventures, Inc.†	455	3,231
Ruddick Corp.	1,131	24,531
School Specialty, Inc.†	728	28,072
Sharper Image Corp.†	396	7,465
Shoe Carnival, Inc.†	257	3,341
ShopKo Stores, Inc.†	1,003	18,736
Smart & Final, Inc.†	431	6,202
Sports Authority, Inc.†	755	19,441
Stage Stores, Inc.†	595	24,704
Stein Mart, Inc.†	845	14,416
TBC Corp.†	676	18,793
Too, Inc.†	1,176	28,765
Topps Co., Inc.	1,209	11,788
Tractor Supply Co.†	1,059	39,405
Trans World Entertainment Corp.†	748	9,328
Tuesday Morning Corp.†	877	26,863
Weis Markets, Inc.	381	14,695
West Marine, Inc.†	461	11,410
Wild Oats Markets, Inc.†	974	8,581
World Fuel Services Corp.	380	18,924
Yankee Candle Co., Inc.†	1,697	56,307
Zale Corp.†	1,814	54,184
		6,901,207

CONSUMER STAPLES — 2.0%

Food, Beverage & Tobacco — 1.4%
American Italian Pasta Co., Class A	545	12,671
Boston Beer Co., Inc., Class A†	291	6,190
Cal-Maine Foods, Inc.	511	6,178
Central European Distribution Corp.†	413	12,200
Chiquita Brands International, Inc.	1,389	30,641
Coca-Cola Bottling Co.	137	7,817
Corn Products International, Inc.	1,241	66,468
Cosi, Inc.†	701	4,241
DIMON, Inc.	1,539	10,342
Domino’s Pizza, Inc.	829	14,756
Farmer Brothers Co.	226	5,478
Flowers Foods, Inc.	1,211	38,244
Gold Kist, Inc.†	465	6,333
Great Atlantic & Pacific Tea Co., Inc.†	561	5,750
Hain Celestial Group, Inc.†	875	18,086
Hansen Natural Corp.†	203	7,391
Ingles Markets, Inc., Class A	348	4,312
J & J Snack Foods Corp.	205	10,051
John B. Sanfilippo & Son, Inc.†	212	5,466
Lancaster Colony Corp.	918	39,355
Lance, Inc.	874	16,632
M&F Worldwide Corp.†	347	4,726
Maui Land & Pineapple Co., Inc.†	113	4,435
MGP Ingredients, Inc.	274	2,367
Nash Finch Co.	415	15,671
National Beverage Corp.†	241	2,005
Peet’s Coffee & Tea, Inc.†	397	10,509
Performance Food Group Co.†	7,379	198,569
Ralcorp Holdings, Inc.	5,199	217,994
Ryan’s Restaurant Group, Inc.†	1,431	22,066
Sanderson Farms, Inc.	351	15,191
Seaboard Corp.	11	10,978
Sensient Technologies Corp.	1,593	38,216
Standard Commercial Corp.	344	6,694
SunOpta, Inc.†	25,600	183,808
United Natural Foods, Inc.†	11,452	356,157
Universal Corp.	858	41,047
Vector Group, Ltd.	823	13,687
Winn-Dixie Stores, Inc.	2,800	12,740

Household & Personal Products — 0.6%
American Greetings Corp., Class A	2,091	53,007
Blyth, Inc.	982	29,028
Central Garden & Pet Co.†	571	23,834
Chattem, Inc.†	567	18,768
CSS Industries, Inc.	233	7,400
Del Laboratories, Inc.†	167	5,803
Elizabeth Arden, Inc.†	760	18,042
Genlyte Group, Inc.†	410	35,129
Hooker Furniture Corp.	230	5,221
Inter Parfums, Inc.	173	2,751
Jarden Corp.†	924	40,139
Kimball International, Inc., Class B	735	10,885
Lifetime Hoan Corp.	239	3,800
Natures Sunshine Products, Inc.	353	7,187
Playtex Products, Inc.†	1,187	9,484
Rayovac Corp.†	1,177	35,969
Rent-Way, Inc.†	892	7,145
Revlon, Inc., Class A†	4,978	11,449
Russ Berrie & Co., Inc.	189	4,317
Tempur-Pedic International, Inc.†	644	13,653
Tupperware Corp.	1,776	36,799

Ultralife Batteries, Inc.†	9,181	178,570
Water Pik Technologies, Inc.†	339	6,010
WD-40 Co.	578	16,421
		2,066,273

EDUCATION — 0.3%

Education — 0.3%
Learning Tree International, Inc.†	303	4,060
Renaissance Learning, Inc.	264	4,900
Strayer Education, Inc.	1,905	209,150
Universal Technical Institute, Inc.†	2,584	98,502
		316,612

ENERGY — 6.9%

Energy Services — 4.3%
Atlas America, Inc.†	84	3,003
Atwood Oceanics, Inc.†	6,369	331,825
Bill Barrett Corp.†	3,900	124,761
Brigham Exploration Co.†	805	7,245
CAL Dive International, Inc.†	8,959	365,079
CARBO Ceramics, Inc.	438	30,222
Cheniere Energy, Inc.†	647	41,214
Crosstex Energy, Inc.	39	1,634
Danielson Holdings Corp.†	1,563	13,207
Delta Petroleum Corp.†	645	10,114
FX Energy, Inc.†	966	11,283
Giant Industries, Inc.†	361	9,570
Hornbeck Offshore Services, Inc.†	48,505	936,146
Lufkin Industries, Inc.	227	9,059
Matrix Service Co.†	581	4,683
Mission Resources Corp.†	1,384	8,083
Newpark Resources, Inc.†	2,862	14,739
Oceaneering International, Inc.†	851	31,759
Parker Drilling Co.†	3,219	12,651
Patterson-UTI Energy, Inc.	25,800	501,810
PetroCorp, Inc.†(1)(4)	154	0
Resource America, Inc., Class A	507	16,478
RPC, Inc.	326	8,189
SEACOR Holdings, Inc.†	600	32,040
Sierra Pacific Resources†	3,997	41,969
South Jersey Industries, Inc.	471	24,756
Southern Union Co.†	2,175	52,156
Southwest Gas Corp.	1,184	30,074
Southwestern Energy Co.†	1,229	62,298
Spinnaker Exploration Co.†	856	30,020
St. Mary Land & Exploration Co.	930	38,818
Stone Energy Corp.†	790	35,621
Superior Energy Services, Inc.†	1,852	28,539
Swift Energy Co.†	881	25,496
Syntroleum Corp.†	962	7,725
Tesoro Corp.†	2,173	69,232
TETRA Technologies, Inc.†	757	21,423
Tidewater, Inc.	10,900	388,149
Todco, Class A†	31,207	574,833
TransMontaigne, Inc.†	737	4,518
UIL Holding Corp.	431	22,110
Unisource Energy Corp.	1,167	28,136
Unit Corp.†	6,592	251,880
Universal Compression Holdings, Inc.†	583	20,353
Veritas DGC, Inc.†	1,163	26,063
Vintage Petroleum, Inc.	1,647	37,370
W-H Energy Services, Inc.†	836	18,693
WGL Holdings, Inc.	1,601	49,375
Whiting Petroleum Corp.†	919	27,800

Energy Sources — 2.6%
Berry Petroleum Co., Class A	581	27,714
Cabot Oil & Gas Corp.	1,083	47,923
Callon Petroleum Co.†	433	6,261
Cimarex Energy Co.†	1,409	53,401
Clayton Williams Energy, Inc.†	173	3,962
Comstock Resources, Inc.†	1,184	26,107
Denbury Resources, Inc.†	1,866	51,222
Dril-Quip, Inc.†	219	5,313
Edge Petroleum Corp.†	446	6,503
Encore Acquisition Co.†	820	28,626
Energy Partners, Ltd.†	826	16,743
Forest Oil Corp.†	1,717	54,463
Foundation Coal Holdings, Inc.†	9,900	228,294
Frontier Oil Corp.	902	24,047
FuelCell Energy, Inc.†	1,436	14,216
Global Industries, Ltd.†	112,970	936,521
Grey Wolf, Inc.†	6,355	33,491
Gulf Islands Fabrication, Inc.	277	6,047
Hanover Compressor Co.†	2,618	36,992
Harvest Natural Resources, Inc.†	1,225	21,156
Helmerich & Payne, Inc.	1,719	58,515
Holly Corp.	694	19,342
Houston Exploration Co.†	436	24,551
Hydril Co.†	4,742	215,808
KCS Energy, Inc.†	14,771	218,315
Key Energy Services, Inc.†	4,288	50,598
KFX, Inc.†	1,540	22,361
Magnum Hunter Resources, Inc.†	2,957	38,145
McMoRan Exploration Co.†	615	11,501
Meridian Resource Corp.†	2,077	12,566
Oil States International, Inc.†	993	19,155
Ormat Technologies, Inc.†	218	3,549
Penn Virginia Corp.	4,626	187,677
Petroleum Development Corp.†	552	21,291
Plains Exploration & Production Co.†	2,624	68,224
Plug Power, Inc.†	1,656	10,118
Quicksilver Resources, Inc.†	1,008	37,074
Range Resources Corp.	2,300	47,058
Remington Oil & Gas Corp.†	734	20,002
		7,157,053

FINANCE — 11.4%

Banks — 7.1%
1st Source Corp.	398	10,153
ABC Bancorp	334	7,014
Alabama National Bancorporation	450	29,025
AMCORE Financial, Inc.	856	27,546
AmericanWest Bancorp†	348	7,047
Anchor BanCorp Wisconsin, Inc.	672	19,589
BancFirst Corp.	113	8,925
Bancorp, Inc.†	265	4,240
BancorpSouth, Inc.	2,630	64,093
Banctrust Financial Group, Inc.	210	5,168
Bank Mutual Corp.	2,691	32,749
Bank of the Ozarks, Inc.	362	12,319
BankAtlantic Bancorp, Inc., Class A	1,447	28,795
Bankunited Financial Corp., Class A†	904	28,883
Banner Corp.	345	10,761
Boston Private Financial Holdings, Inc.	927	26,114
Brookline Bancorp, Inc.	2,016	32,901
Bryn Mawr Bank Corp.	236	5,190
Camden National Corp.	268	10,562
Capital City Bank Group, Inc.	305	12,749

Capital Corp. of the West	172	8,084
Capital Crossing Bank†	146	4,481
Capitol Bancorp, Ltd.	347	12,221
Cascade Bancorp	564	11,404
Cathay General Bancorp	10,782	404,325
Center Financial Corp.	329	6,587
Central Coast Bancorp†	308	7,112
Century Bancorp, Inc., Class A	122	3,599
Charter Financial Corp.	137	6,010
Chemical Financial Corp.	819	35,151
Chittenden Corp.	1,568	45,049
Citizens Banking Corp.	1,482	50,907
City Bank	268	9,688
City Holding Co.	567	20,548
Clifton Savings Bancorp, Inc.	471	5,723
Coastal Financial Corp.	442	8,469
Cobiz, Inc.	4,544	92,243
Columbia Bancorp	197	6,735
Columbia Banking Systems, Inc.	481	12,020
Community Bank Systems, Inc.	917	25,905
Community Banks, Inc.	363	10,222
Community Trust Bancorp, Inc.	402	13,009
Corus Bankshares, Inc.	530	25,445
CVB Financial Corp.	1,247	33,120
Dime Community Bancshares	1,053	18,859
Downey Financial Corp.	670	38,190
East-West Bancorp, Inc.	8,414	353,051
Eurobancshares, Inc.†	281	5,901
F.N.B. Corp.	1,697	34,551
Farmers Capital Bank Corp.	204	8,405
Fidelity Bankshares, Inc.	453	19,370
Financial Institutions, Inc.	279	6,487
First Bancorp	5,845	371,216
First Bancorp NA	378	10,270
First Busey Corp.	455	9,496
First Charter Corp.	1,016	26,589
First Citizens BancShares, Inc., Class A	205	30,391
First Commonwealth Financial Corp.	2,374	36,536
First Community Bancorp	448	19,130
First Community Bancshares, Inc.	342	12,339
First Financial Bancorp	1,196	20,930
First Financial Bankshares, Inc.	469	21,016
First Financial Corp.	465	16,289
First Financial Holdings, Inc.	373	12,212
First Indiana Corp.	399	8,981
First Merchants Corp.	635	17,971
First Midwest Bancorp, Inc.	1,586	57,556
First National Bankshares of Florida, Inc.	2,017	48,206
First Niagara Financial Group, Inc.	2,738	38,195
First Oak Brook Bancshares, Inc.	225	7,292
First of Long Island Corp.	81	4,086
First Place Financial Corp.	467	10,456
First Republic Bank	411	21,783
First State Bancorp.	265	9,741
FirstFed Financial Corp.†	575	29,825
Flagstar Bancorp, Inc.	1,082	24,453
Flushing Financial Corp.	573	11,494
FNB Corp.	243	6,891
Franklin Bank Corp.†	22,962	419,056
Frontier Financial Corp.	550	21,235
German American Bancorp	317	5,104
Glacier Bancorp, Inc.	837	28,491
Gold Banc Corp., Inc.	1,367	19,986
Great Southern Bancorp, Inc.	353	12,355
Greater Bay Bancorp	1,750	48,790
Hancock Holding Co.	953	31,887

Hanmi Financial Corp.	502	18,042
Harbor Florida Bancshares, Inc.	708	24,504
Harleysville National Corp.	891	23,701
Hudson River Bancorp, Inc.	1,035	20,483
IBERIABANK Corp.	211	14,002
Independent Bank Corp. (Massachusetts)	502	16,943
Independent Bank Corp. (Michigan)	637	19,002
Integra Bank Corp.	522	12,063
Interchange Financial Services Corp.	374	9,694
Irwin Financial Corp.	602	17,091
ITLA Capital Corp.†	148	8,701
K-Fed Bancorp	193	2,887
KNBT Bancorp, Inc.	1,041	17,593
Lakeland Bancorp, Inc.	580	10,179
Lakeland Financial Corp.	197	7,821
Macatawa Bank Corp.	303	9,784
MAF Bancorp, Inc.	955	42,803
Main Street Banks, Inc.	466	16,277
Mainsource Financial Group, Inc.	258	6,161
MCG Capital Corp.	1,153	19,751
Mercantile Bank Corp.	240	9,480
Mid-State Bancshares	741	21,230
Midwest Banc Holdings, Inc.	366	8,004
Nara Bancorp, Inc.	5,230	111,242
NASB Financial, Inc.	109	4,356
National Penn Bancshares, Inc.	1,176	32,575
NBT Bancorp, Inc.	1,054	27,109
Northwest Bancorp, Inc.	645	16,183
OceanFirst Financial Corp.	320	7,888
Old National Bancorp	2,262	58,495
Old Second Bancorp, Inc.	403	12,848
Omega Financial Corp.	386	13,232
Oriental Financial Group	631	17,864
Pacific Capital Bancorp	1,550	52,684
Park National Corp.	492	66,666
Peapack Gladstone Financial Corp.	245	7,730
Pennrock Financial Services Corp.	217	8,443
Peoples Bancorp, Inc.	361	9,902
Peoples Holding Co.	308	10,195
PFF Bancorp, Inc.	428	19,829
Placer Sierra Bancshares	194	5,517
PrivateBancorp, Inc.	557	17,952
Prosperity Bancshares, Inc.	561	16,387
Provident Bancorp, Inc.	1,563	20,616
Provident Bankshares Corp.	1,105	40,189
Provident Financial Holdings, Inc.	171	4,933
Provident Financial Services, Inc.	2,569	49,762
R&G Financial Corp., Class B	953	37,053
Republic Bancorp, Inc.	2,401	36,687
Republic Bancorp, Inc., Class A	282	7,247
Riggs National Corp.	541	11,502
Royal Bancshares of Pennsylvania, Inc., Class A	150	4,053
S&T Bancorp, Inc.	811	30,567
S.Y. Bancorp, Inc.	400	9,640
Sandy Spring Bancorp, Inc.	496	19,012
Santander Bancorp	179	5,399
SCBT Financial Corp.	241	8,090
Seacoast Banking Corp. of Florida	392	8,722
Security Bank Corp.	160	6,400
Signature Bank†	37,108	1,200,815
Silicon Valley Bancshares, Inc.†	9,362	419,605
Simmons First National Corp., Class A	501	14,504
Smithtown Bancorp, Inc.	177	5,620
Southern Community Financial Corp.	508	5,258
Southside Bancshares, Inc.	319	7,289
Southwest Bancorp of Texas, Inc.	13,845	322,450

Southwest Bancorp, Inc.	364	8,911
State Bancorp, Inc.	211	5,803
Sterling Bancorp	482	13,617
Sterling Bancshares, Inc.	1,528	21,805
Sterling Financial Corp. (Pennsylvania)	730	20,929
Sterling Financial Corp. (Washington)†	776	30,466
Suffolk Bancorp	370	12,887
Sun Bancorp, Inc.†	332	8,293
Susquehanna Bancshares, Inc.	1,570	39,171
Taylor Capital Group, Inc.	135	4,523
Texas Capital Bancshares, Inc.†	725	15,675
Texas Regional Bancshares, Inc., Class A	10,104	330,199
Tompkins Trustco, Inc.	242	12,945
TriCo Bancshares	380	8,892
TrustCo Bank Corp. NY	2,540	35,027
Trustmark Corp.	1,601	49,743
UMB Financial Corp.	515	29,180
Umpqua Holdings Corp.	1,495	37,689
Union Bankshares Corp.	299	11,491
United Bankshares, Inc.	1,273	48,565
United Community Banks, Inc.	974	26,230
United Community Financial Corp.	917	10,270
Univest Corp. of Pennsylvania	222	10,216
Unizan Financial Corp.	739	19,473
USB Holding Co., Inc.	390	9,711
Virginia Commerce Bancorp, Inc.†	229	6,485
Virginia Financial Group, Inc.	240	8,798
Washington Trust Bancorp, Inc.	455	13,336
Waypoint Financial Corp.	1,021	28,945
WesBanco, Inc.	606	19,374
West Bancorporation, Inc.	572	10,073
West Coast Bancorp	513	13,035
Westamerica Bancorp	1,080	62,975
Western Sierra Bancorp†	216	8,285
Westfield Financial, Inc.	167	4,312
Wilshire Bancorp, Inc.†	472	7,807
Wintrust Financial Corp.	738	42,036
WSFS Financial Corp.	203	12,245
Yardville National Bancorp	290	9,935

Financial Services — 3.4%
Accredited Home Lenders Holding Co.†	555	27,572
ACE Cash Express, Inc.†	309	9,165
Advanta Corp., Class B	671	16,285
Advisory Board Co.†	608	22,423
Affiliated Managers Group, Inc.†	832	56,360
American Equity Investment Life Holding Co.	731	7,873
Anworth Mtg. Asset Corp.	1,524	16,322
Apollo Investment Corp.†	2,112	31,891
Archipelago Holdings, Inc.†	362	7,595
Ares Capital Corp.	368	7,150
Arrow Financial Corp.	298	9,238
Asset Acceptance Capital Corp.†	272	5,794
ASTA Funding, Inc.	318	8,535
Atlantic Coast Federal Corp.†	158	2,176
Bank of Granite Corp.	465	9,718
Berkshire Hills Bancorp, Inc.	181	6,724
Beverly Hills Bancorp, Inc.	455	4,595
BFC Financial Corp.†	232	2,935
BKF Capital Group, Inc.	207	7,845
Calamos Asset Management, Inc., Class A†	680	18,360
Candela Corp.†	657	7,464
Capital Southwest Corp.	74	5,810
Central Pacific Financial Corp.	956	34,579
Century Business Services, Inc.†	2,160	9,418
CharterMac	1,500	36,660

Circle Group Holdings, Inc.†	685	1,521
Citizens First Bancorp, Inc.	294	7,109
Cohen & Steers, Inc.	261	4,241
Collegiate Funding Services, LLC†	277	3,903
Commercial Capital Bancorp, Inc.	8,037	186,298
Commercial Federal Corp.	1,389	41,267
CompuCredit Corp.†	640	17,498
Credit Acceptance Corp.†	363	9,238
Digi International, Inc.†	729	12,532
Direct General Corp.	539	17,302
Education Lending Group, Inc.†	432	6,700
Encore Capital Group, Inc.†	410	9,750
eSPEED, Inc., Class A†	824	10,193
Euronet Worldwide, Inc†	772	20,087
Federal Agricultural Mtg. Corp., Class C	291	6,780
Financial Federal Corp.	584	22,893
First Acceptance Corp.†	697	6,245
Flanders Corp.†	450	4,320
Gabelli Asset Management, Inc., Class A	222	10,771
GB & T Bancshares, Inc.	305	7,357
Gladstone Capital Corp.	298	7,063
Greenhill & Co., Inc.	171	4,908
Hartmarx Corp.†	784	6,092
Heartland Financial USA, Inc.	339	6,817
Horizon Financial Corp.	354	7,285
Huron Consulting Group, Inc.†	200	4,440
Interactive Data Corp.†	1,251	27,197
Investment Technology Group, Inc.†	1,498	29,960
Ipayment, Inc.†	357	17,679
Jackson Hewitt Tax Service, Inc.	1,278	32,269
Jacuzzi Brands, Inc.†	2,571	22,368
Knight Trading Group, Inc., Class A†	3,782	41,413
LaBranche & Co., Inc.†	1,809	16,209
MarketAxess Holdings, Inc.†	18,570	315,876
MB Financial, Inc.	659	27,777
MBT Financial Corp.	413	9,611
Metris Cos., Inc.†	1,096	13,974
National Financial Partners Corp.	1,092	42,370
NBC Capital Corp.	232	6,164
NCO Group, Inc.†	918	23,730
Nelnet, Inc., Class A†	21,080	567,684
NGP Capital Resources Co.†	536	8,238
Oak Hill Financial, Inc.	123	4,771
Ocwen Financial Corp.†	1,258	12,026
Partners Trust Financial Group, Inc.	1,053	12,267
Pennfed Financial Services, Inc.	312	5,017
Piper Jaffray Cos.†	29,577	1,418,217
Portfolio Recovery Associates, Inc.†	410	16,900
PRG Shultz International, Inc.†	1,397	7,027
QC Holdings, Inc.†	170	3,257
Rewards Network, Inc.†	543	3,801
Sanders Morris Haris Group, Inc.	403	7,177
State Financial Services Corp., Class A	195	5,869
Stifel Financial Corp.†	242	5,070
SWS Group, Inc.	515	11,289
Tierone Corp.	553	13,742
TNS, Inc.†	153	3,343
Tower Group, Inc.	490	5,880
United Panam Financial Corp.†	158	3,011
Universal American Financial Corp.†	899	13,908
World Acceptance Corp.†	547	15,048

Insurance — 0.9%
21st Century Insurance Group#	751	10,214
Affirmative Insurance Holdings, Inc.	322	5,422
Alfa Corp.	1,130	17,159

American Physicians Capital, Inc.†	293	10,554
AmerUs Group Co.	1,343	60,838
Argonaut Group, Inc.†	801	16,925
Baldwin & Lyons, Inc., Class B	208	5,572
Bristol West Holdings, Inc.	516	10,320
Ceres Group, Inc.†	1,029	5,310
Citizens, Inc.†	1,066	6,790
CNA Surety Corp.†	530	7,075
Commerce Group, Inc.	798	48,710
Crawford & Co., Class B	443	3,323
Delphi Financial Group, Inc., Class A	843	38,904
Donegal Group, Inc., Class A	211	4,838
EMC Insurance Group, Inc.	201	4,350
Enstar Group, Inc.†	112	7,000
FBL Financial Group, Inc., Class A	430	12,276
FPIC Insurance Group, Inc.†	278	9,836
Great American Financial Resources, Inc.	243	4,221
Harleysville Group, Inc.	445	10,622
Hilb, Rogal & Hamilton Co.	1,049	38,016
Horace Mann Educators Corp.	1,362	25,987
Independence Holding Co.	157	2,897
Infinity Property & Casualty Corp.	704	24,781
Insurance Auto Auctions, Inc.†	297	6,659
Kansas City Life Insurance Co.	128	6,054
LandAmerica Financial Group, Inc.	613	33,059
LifeCell Corp.†	973	9,944
Midland Co.	311	9,725
National Western Life Insurance Co., Class A†	70	11,663
Navigators Group, Inc.†	295	8,882
NYMAGIC, Inc.	116	2,935
Ohio Casualty Corp.†	2,090	48,509
Penn-America Group, Inc.	328	4,953
Philadelphia Consolidated Holding Co.†	613	40,544
Phoenix Cos., Inc.	3,229	40,362
PICO Holdings, Inc.†	276	5,733
PMA Capital Corp., Class A†	918	9,501
Presidential Life Corp.	724	12,279
ProAssurance Corp.†	891	34,847
RLI Corp.	759	31,552
Safety Insurance Group, Inc.	342	10,653
Selective Insurance Group, Inc.	950	42,028
State Auto Financial Corp.	463	11,969
Stewart Information Services Corp.	577	24,032
Triad Guaranty, Inc.†	319	19,293
UICI	1,292	43,799
United Fire & Casualty Co.	482	16,248
USI Holdings Corp.†	1,202	13,907
Vesta Insurance Group, Inc.	1,229	4,523
Zenith National Insurance Corp.	362	18,042
		11,913,871

HEALTHCARE — 16.1%

Drugs — 7.1%
Abgenix, Inc.†	19,671	203,398
Able Laboratories, Inc.†	587	13,354
Accelrys, Inc.†	833	6,497
Adolor Corp.†	1,327	13,164
Advancis Pharmaceutical Corp.†	323	1,234
Aksys, Ltd.†	279	1,551
Alexion Pharmaceuticals, Inc.†	918	23,134
Alkermes, Inc.†	3,060	43,115
Alpharma, Inc., Class A	1,342	22,747
Antigenics, Inc.†	865	8,754
Applera Corp. - Celera Genomics Group†	2,484	34,155
ARIAD Pharmaceuticals, Inc.†	1,780	13,225

Array Biopharma, Inc.†	817	7,778
AVANT Immunotherapeutics, Inc.†	2,537	5,099
Axonyx, Inc.†	1,746	10,825
Barrier Therapeutics, Inc.†	220	3,652
Bio-Rad Laboratories, Inc., Class A†	3,389	194,427
BioCryst Pharmaceuticals, Inc.†	555	3,208
BioMarin Pharmaceutical, Inc.†	13,098	83,696
Bradley Pharmaceuticals, Inc.†	1,664	32,282
Caraco Pharmaceutical Laboratories, Ltd.†	311	2,970
Cephalon, Inc.†	5,500	279,840
Connetics Corp.†	1,069	25,966
Corcept Therapeutics, Inc.†	155	969
Corgentech, Inc.†	208	1,722
Corixa Corp.†	2,019	7,349
Critical Therapeutics, Inc.†	22,000	176,000
Cubist Pharmaceuticals, Inc.†	1,372	16,231
CuraGen Corp.†	1,473	10,547
CV Therapeutics, Inc.†	1,071	24,633
Cypress Biosciences, Inc.†	34,103	479,488
CYTOGEN Corp.†	528	6,083
Cytokinetics, Inc.†	263	2,696
Dendreon Corp.†	1,966	21,193
DepoMed, Inc.†	718	3,877
Digene Corp.†	481	12,578
Discovery Laboratories, Inc.†	1,591	12,617
Diversa Corp.†	809	7,071
Dov Pharmaceutical, Inc.†	7,784	140,501
Durect Corp.†	1,035	3,395
DUSA Pharmaceuticals, Inc.†	511	7,307
Dyax Corp.†	891	6,433
EGL, Inc.†	15,718	469,811
Encysive Pharmaceuticals, Inc.†	1,942	19,284
Enzo Biochem, Inc.†	864	16,822
Enzon Pharmaceuticals, Inc.†	1,499	20,566
Exelixis, Inc.†	1,953	18,553
First Horizon Pharmaceutical Corp.†	893	20,441
Genaera Corp.†	1,934	6,614
Genelabs Technologies, Inc.†	2,997	3,596
Genencor International, Inc.†	260	4,264
Genta, Inc.†	2,068	3,640
Geron Corp.†	1,539	12,266
Guilford Pharmaceuticals, Inc.†	1,501	7,430
HealthExtras, Inc.†	573	9,340
I-Flow Corp.†	622	11,339
Idenix Pharmaceuticals, Inc.†	196	3,361
Illumina, Inc.†	994	9,423
ImmunoGen, Inc.†	1,246	11,015
Immunomedics, Inc.†	1,539	4,679
Impax Laboratories, Inc.†	1,662	26,393
Incyte Corp.†	2,351	23,486
Indevus Pharmaceuticals, Inc.†	1,409	8,398
Inkine Pharmaceutical Co., Inc.†	1,663	9,030
Inspire Phamaceutical, Inc.†	1,399	23,461
Integra LifeSciences Holdings Corp.†	43,691	1,613,509
Isis Pharmaceuticals, Inc.†	1,765	10,414
Ista Pharmaceuticals, Inc.†	282	2,854
Kos Pharmaceuticals, Inc.†	7,803	293,705
Kosan Biosciences, Inc.†	718	4,976
KV Pharmaceutical Co., Class A†	17,067	376,327
Lannett Co., Inc.†	232	2,285
Ligand Pharmaceuticals, Inc., Class B†	2,523	29,368
Marshall Edwards, Inc.†	240	2,147
Maxygen, Inc.†	616	7,879
Medarex, Inc.†	2,701	29,117
Medicines Co.†	20,322	585,274
Medicis Pharmaceutical Corp., Class A	5,200	182,572

Momenta Pharmaceuticals, Inc.†	207	1,461
Myogen, Inc.†	638	5,149
Nanogen, Inc.†	1,163	8,560
Neopharm, Inc.†	583	7,293
Neose Technologies, Inc.†	704	4,731
Neurogen Corp.†	852	7,975
Northfield Laboratories, Inc.†	651	14,680
Noven Pharmaceuticals, Inc.†	15,301	261,035
NPS Pharmaceuticals, Inc.†	1,266	23,142
Onyx Pharmaceuticals, Inc.†	7,883	255,330
Oscient Pharmaceuticals Corp.†	2,070	7,556
Pain Therapeutics, Inc.†	1,078	7,772
Par Pharmaceutical Cos., Inc.†	12,024	497,553
Parexel International Corp.†	889	18,047
Penwest Pharmaceuticals Co.†	563	6,733
Peregrine Pharmaceuticals, Inc.†	4,289	5,018
Perrigo Co.	2,047	35,352
Pharmacyclics, Inc.†	670	7,015
Pharmion Corp,†	508	21,443
Pharmos Corp.†	3,195	4,537
Pozen, Inc.†	820	5,961
Praecis Pharmaceuticals, Inc.†	1,781	3,384
Priority Healthcare Corp., Class B†	979	21,313
Progenics Pharmaceuticals, Inc.†	398	6,830
Regeneration Technologies, Inc.†	796	8,342
Regeneron Pharmaceuticals, Inc.†	1,299	11,964
Renovis, Inc.†	202	2,905
Salix Pharmaceuticals, Ltd.†	1,226	21,565
Santarus, Inc.†	289	2,618
Sciclone Pharmaceuticals, Inc.†	1,522	5,631
Star Scientific, Inc.†	953	4,846
SuperGen, Inc.†	1,703	12,006
Tanox, Inc.†	812	12,342
Tercica, Inc.†	193	1,932
Trimeris, Inc.†	531	7,524
United Therapeutics Corp.†	647	29,212
Vertex Pharmaceuticals, Inc.†	2,514	26,573
Vicuron Phamaceuticals, Inc.†	1,745	30,380
Von Pharmaceuticals, Inc.†	31,688	148,617
Zymogenetics, Inc.†	663	15,249

Health Services — 3.9%
Alliance Imaging, Inc.†	434	4,883
Allscripts Heathcare Solutions, Inc.†	929	9,912
Amedisys, Inc.†	452	14,640
America Service Group, Inc.†	362	9,691
American Healthways, Inc.†	989	32,677
AMERIGROUP Corp.†	6,945	525,459
AMN Healthcare Services, Inc.†	389	6,189
Amsurg Corp.†	1,031	30,456
Angelica Corp.	307	8,304
Apria Healthcare Group, Inc.†	1,646	54,236
Beverly Enterprises, Inc.†	3,655	33,443
Bio-Reference Laboratories, Inc.†	288	5,011
Biolase Technology, Inc.	558	6,065
Centene Corp.†	17,782	504,120
Cerner Corp.†	3,437	182,745
Corvel Corp.†	214	5,731
CTI Molecular Imaging, Inc.†	1,059	15,027
Dendrite International, Inc.†	1,230	23,862
Diagnostic Products Corp.	741	40,792
Drugstore.com, Inc.†	1,512	5,141
Eclipsys Corp.†	1,242	25,374
First Health Group Corp.†	8,021	150,073
Genesis Healthcare Corp.†	677	23,715
Gentiva Health Services, Inc.†	862	14,413

Healthcare Services Group, Inc.	7,357	153,320
IDX Systems Corp.†	706	24,329
Intuitive Surgical, Inc.†	1,146	45,863
Kindred Healthcare, Inc.†	896	26,835
Laserscope†	621	22,300
LifePoint Hospitals, Inc.†	1,252	43,595
Magellan Health Services, Inc.†	915	31,256
Matria Healthcare, Inc.†	351	13,714
Medcath Corp.†	204	5,027
Medical Action Indiana, Inc.†	282	5,555
Medical Staffing Network Holdings, Inc.†	409	3,350
Merge Technologies, Inc.†	372	8,277
Metrologic Instruments, Inc.†	357	7,586
Micro Therapeutics, Inc.†	407	1,526
Molina Healthcare, Inc.†	853	39,562
Nabi Biopharmaceuticals†	1,959	28,699
National Healthcare Corp.	226	7,978
NDCHealth Corp.	1,227	22,810
Neighborcare, Inc.†	1,277	39,229
Nutraceutical International Corp.†	273	4,207
Nuvelo, Inc.†	970	9,555
OCA, Inc.†	1,437	9,125
Odyssey Healthcare, Inc.†	1,246	17,045
Omnicell, Inc.†	739	8,129
Option Care, Inc.	455	7,821
PDI, Inc.†	291	6,483
Pediatrix Medical Group, Inc.†	2,756	176,522
PRA International†	6,867	170,164
Province Healthcare Co.†	1,685	37,660
Psychiatric Solutions, Inc.†	391	14,295
Radiation Therapy Services, Inc.†	187	3,179
RehabCare Group, Inc.†	551	15,422
Res-Care, Inc.†	590	8,980
Select Medical Corp.	3,136	55,194
Sierra Health Services, Inc.†	7,654	421,812
SonoSite, Inc.†	503	17,077
Specialty Laboratories, Inc.†	276	3,047
Sunrise Senior Living, Inc.†	552	25,591
Symbion, Inc.†	9,886	218,283
United Surgical Partners International, Inc.†	3,963	165,257
Valeant Pharmaceuticals International	2,789	73,490
Vistacare, Inc., Class A†	309	5,139
WellCare Health Plans, Inc.†	9,211	299,357

Medical Products — 5.1%
Abaxis, Inc.†	601	8,708
ABIOMED, Inc.†	519	8,013
Advanced Medical Optics, Inc.†	1,215	49,985
Advanced Neuromodulation Systems, Inc.†	17,385	686,012
Affymetrix, Inc.†	8,800	321,640
Align Technology, Inc.†	1,772	19,049
American Medical Systems Holdings, Inc.†	7,661	320,306
Animas Corp.†	146	2,282
Arrow International, Inc.	655	20,298
ArthroCare Corp.†	10,923	350,191
Aspect Medical Systems, Inc.†	415	10,151
AtheroGenics, Inc.†	1,259	29,662
Bentley Pharmaceuticals, Inc.†	523	5,622
Bioenvision, Inc.†	719	6,442
Biosite, Inc.†	446	27,447
BioVeris Corp.†	699	5,110
Bone Care International, Inc.†	7,232	201,411
Bruker BioSciences Corp.†	727	2,930
CancerVax Corp.†	561	6,087
Cardiac Science, Inc.†	2,505	5,361
CardioDynamics International Corp.†	1,226	6,338

Cell Genesys, Inc.†	1,525	12,353
Cell Therapeutics, Inc.†	27,867	226,837
Cepheid, Inc.†	1,420	14,115
Ciphergen Biosystems, Inc.†	794	3,414
Closure Medical Corp.†	231	4,505
Conceptus, Inc.†	869	7,052
CONMED Corp.†	1,015	28,846
Curis, Inc.†	1,601	8,357
Cyberonics, Inc.†	586	12,142
Datascope Corp.	394	15,638
Decode Genetics, Inc.†	1,642	12,824
DJ Orthopedics, Inc.†	614	13,152
Encore Medical Corp.†	29,348	199,273
Endocardial Solutions, Inc.†	745	8,717
EPIX Pharmaceuticals, Inc.†	782	14,006
Exactech, Inc.†	206	3,768
Foxhollow Technologies, Inc.†	153	3,762
GTX, Inc.†	184	2,482
Haemonetics Corp.†	667	24,152
Hanger Orthopedic Group, Inc.†	728	5,897
Hayes Lemmerz International, Inc.†	1,292	11,408
Hollis-Eden Pharmaceuticals†	472	4,446
Hologic, Inc.†	695	19,092
Human Genome Sciences, Inc.†	4,261	51,217
ICU Medical, Inc.†	359	9,815
Idaho Biomedical Corp.†	10,900	162,301
Immucor, Inc.†	1,525	35,853
Immunicon Corp.†	204	1,424
InterMune, Inc.†	982	13,021
Intralase Corp.†	250	5,870
Invacare Corp.	884	40,894
Inverness Medical Innovations, Inc.†	461	11,571
Isolagen, Inc.†	751	5,910
IVAX Diagnostics, Inc.†	226	983
Kensey Nash Corp.†	326	11,257
Keryx Biopharmaceuticals, Inc.†	735	8,504
Kyphon, Inc.†	798	20,556
LabOne, Inc.†	578	18,519
LCA-Vision, Inc.	28,776	673,071
Lexicon Genetics, Inc.†	2,165	16,790
Lifeline Systems, Inc.†	376	9,686
Luminex Corp.†	912	8,099
Mannkind Corp.†	447	7,040
Maxim Pharmaceuticals, Inc.†	970	2,929
Medis Technologies, Ltd.†	448	8,221
Mentor Corp.	1,439	48,552
Merit Medical Systems, Inc.†	803	12,270
Microtek Medical Holdings, Inc.†	1,470	5,968
Microvision, Inc.†	639	4,473
Molecular Devices Corp.†	6,525	131,153
Myriad Genetics, Inc.†	1,045	23,523
NitroMed, Inc.†	336	8,954
NuVasive, Inc.†	9,218	94,485
Ocular Sciences, Inc.†	704	34,503
Omega Protein Corp.†	201	1,729
OraSure Technologies, Inc.†	1,355	9,106
Orthologic Corp.†	1,289	8,056
Orthovita, Inc.†	1,583	6,633
Palatin Technologies, Inc.†	1,792	4,767
Palomar Medical Technologies, Inc.†	406	10,584
PetMed Express, Inc.†	336	2,557
PolyMedica Corp.	894	33,337
Possis Medical, Inc.†	545	7,347
PSS World Medical, Inc.†	2,296	28,734
Quality Systems, Inc.†	118	7,056
Quidel Corp.†	1,075	5,461

Rigel Pharmaceuticals, Inc.†	341	8,327
Seattle Genetics, Inc.†	1,062	6,935
Serologicals Corp.†	1,002	22,164
Sola International, Inc.†	1,087	29,936
Sonic Innovations, Inc.†	632	2,635
Stereotaxis, Inc.†	187	1,838
STERIS Corp.†	2,300	54,556
SurModics, Inc.†	486	15,800
Sybron Dental Specialties, Inc.†	9,662	341,842
Techne Corp.†(3)	1,400	54,460
Telik, Inc.†	1,390	26,605
ThermoGenesis Corp.†	1,523	9,656
Third Wave Technologies, Inc.†	962	8,273
Thoratec Corp.†	1,531	15,953
Transkaryotic Therapies, Inc.†	1,001	25,415
TriPath Imaging, Inc.†	933	8,369
Urologix, Inc.†	482	3,119
USANA Health Sciences, Inc.†	358	12,244
Ventana Medical Systems, Inc.†	469	30,011
Viasys Healthcare, Inc.†	1,049	19,931
VISX, Inc.†	1,591	41,159
Vital Signs, Inc.	190	7,395
Vnus Medical Technologies†	5,358	72,440
West Pharmaceutical Services, Inc.	1,012	25,330
Wright Medical Group, Inc.†	903	25,736
Young Innovations, Inc.	161	5,431
Zila, Inc.†	1,547	6,621
Zoll Medical Corp.†	315	10,836
		16,728,659

INDUSTRIAL & COMMERCIAL — 17.0%

Aerospace & Military Technology — 2.1%
AAR Corp.†	1,096	14,928
Alliant Techsystems, Inc.†	11,000	719,180
Armor Holdings, Inc.†	10,277	483,225
BE Aerospace, Inc.†	1,909	22,221
Curtiss-Wright Corp.	3,614	207,480
DRS Technologies, Inc.†	810	34,595
Ducommun, Inc.†	244	5,087
EDO Corp.	533	16,923
Engineered Support Systems, Inc.	4,255	251,981
Esterline Technologies Corp.†	830	27,099
GenCorp, Inc.	1,601	29,731
HEICO Corp.	665	15,022
Herley Industries, Inc.†	387	7,872
Innovative Solutions & Support, Inc.†	234	7,806
Kaman Corp., Class A	718	9,083
Moog, Inc., Class A†	4,086	185,300
MTC Technologies, Inc.†	242	8,124
Orbital Sciences Corp.†	1,754	20,750
REMEC, Inc.†	2,097	15,119
Sequa Corp., Class A†	210	12,841
Sturm Ruger & Co., Inc.	720	6,502
Teledyne Technologies, Inc.†	1,103	32,461
Titan Corp.†	2,747	44,501
Triumph Group, Inc.†	539	21,290
United Industrial Corp.	313	12,126

Business Services — 5.6%
24/7 Real Media, Inc.†	968	4,191
51job, Inc. ADR†	2,900	150,713
Aaron Rents, Inc.	1,298	32,450
ABM Industries, Inc.	1,276	25,163
Actuant Corp., Class A†	776	40,468
Administaff, Inc.†	735	9,268

Albany Molecular Research, Inc.†	796	8,867
Alderwoods Group, Inc.†	1,365	15,534
Alico, Inc.†	125	7,315
AMERCO, Inc.†	319	14,668
AMIS Holdings, Inc.†	1,062	17,544
Arbitron, Inc.†	4,453	174,469
Aviall, Inc.†	808	18,560
Banta Corp.	850	38,046
Beacon Roofing Supply, Inc.†	467	9,275
Black Box Corp.	549	26,363
Bowne & Co., Inc.	1,194	19,414
Brady Corp., Class A	624	39,044
Bright Horizons Family Solutions, Inc.†	3,054	197,777
Brightpoint, Inc.†	616	12,037
Building Material Holding Corp.	461	17,652
Calgon Carbon Corp.	1,158	10,515
Casella Waste Systems, Inc., Class A†	671	9,823
Catalina Marketing Corp.	1,775	52,593
CB Richard Ellis Group, Inc.†	860	28,853
CDI Corp.	415	8,873
Central Parking Corp.	634	9,605
Charles River Associates, Inc.†	4,446	207,939
Chemed Corp.	410	27,515
Cherokee International Corp.†	238	2,287
CLARCOR, Inc.	5,265	288,364
Clark, Inc.†	548	8,505
Coinstar, Inc.†	725	19,452
Consolidated Graphics, Inc.†	382	17,534
Cornell Cos., Inc.†	457	6,937
Corporate Executive Board Co.	5,200	348,088
CoStar Group, Inc.†	545	25,168
Cross Country Healthcare, Inc.†	787	14,229
CSG Systems International, Inc.†	1,733	32,407
CUNO, Inc.†	574	34,096
Darling International, Inc.†	2,181	9,509
DiamondCluster International, Inc.†	798	11,435
Duratek, Inc.†	347	8,644
Educate, Inc.†	607	8,037
Electro Rent Corp.†	619	8,808
EMCOR Group, Inc.†	516	23,313
EnerSys†	431	6,573
Ennis, Inc.	557	10,722
Exide Technologies†	682	9,398
Exponent, Inc.†	203	5,580
Federal Signal Corp.	1,537	27,143
First Advantage Corp.†	109	2,224
Forrester Research, Inc.†	8,669	155,522
FTI Consulting, Inc.†	1,447	30,488
Gartner, Inc., Class A†	2,161	26,926
Geo Group, Inc.†	286	7,602
Gevity HR, Inc.	811	16,674
Granite Construction, Inc.	1,067	28,382
Grey Global Group, Inc.	28	30,800
Handleman Co.	718	15,423
Heidrick & Struggles International, Inc.†	5,468	187,388
Hooper Holmes, Inc.	1,949	11,538
Hudson Highland Group, Inc.†	340	9,792
Infrasource Services, Inc.†	297	3,861
Input/Output, Inc.†	17,676	156,256
Insituform Technologies, Inc., Class A†	908	20,584
Integrated Electrical Services, Inc.†	1,126	5,450
Intersections, Inc.†	237	4,088
Intevac, Inc.†	568	4,294
Ionics, Inc.†	631	27,348
John H. Harland Co.	965	34,837
Kelly Services, Inc., Class A	541	16,327

Kforce, Inc.†	870	9,657
Korn/Ferry International†	1,064	22,078
Labor Ready, Inc.†	1,409	23,840
Landauer, Inc.	306	13,984
Layne Christensen Co.†	336	6,098
LKQ Corp.†	499	10,015
Marlin Business Services, Inc.†	201	3,819
Maximus, Inc.†	639	19,886
McGrath Rentcorp	329	14,348
Mine Safety Appliances Co.	733	37,163
Mobile Mini, Inc.†	491	16,223
MPS Group, Inc.†	3,586	43,964
Navarre Corp.†	712	12,531
Navigant Consulting, Inc.†	15,165	403,389
Niku Corp.†	7,400	149,184
NuCo2, Inc.†	229	5,082
Overstock.com, Inc.†	5,096	351,624
Owens & Minor, Inc.	1,271	35,804
Paxar Corp.†	1,181	26,183
Pegasus Solutions, Inc.†	633	7,976
Pre-Paid Legal Services, Inc.	305	11,453
Princeton Review, Inc.†	559	3,438
Proxymed, Inc.†	203	1,993
Quanta Services, Inc.†	2,454	19,632
R.H. Donnelley Corp.†	774	45,705
RAE Systems, Inc.†	8,579	62,627
Resources Connection, Inc.†	9,857	535,334
Rollins, Inc.	668	17,582
ScanSource, Inc.†	2,602	161,740
SCP Pool Corp.	1,762	56,208
SFBC International, Inc.†	6,581	259,949
SITEL Corp.†	1,992	4,900
Sotheby’s Holdings, Inc., Class A†	1,557	28,275
Source Information Management Cos., Inc.†	671	8,911
SOURCORP, Inc.†	547	10,453
Spherion Corp.†	2,059	17,296
StarTek, Inc.	369	10,498
Stewart Enterprises, Inc., Class A†	3,659	25,576
TeleTech Holdings, Inc.†	1,279	12,394
Tetra Tech, Inc.†	1,906	31,906
TRC Cos., Inc.†	312	5,304
United Rentals, Inc.†	1,475	27,878
United Stationers, Inc.†	1,158	53,500
Universal Display Corp.†	708	6,372
UNOVA, Inc.†	1,564	39,554
URS Corp.†	1,067	34,251
ValueVision Media , Inc., Class A†	617	8,582
Vertrue, Inc.†	199	7,516
Volt Information Sciences, Inc.†	274	8,053
Waste Connections, Inc.†	1,642	56,238
Watsco, Inc.	755	26,591
Watson Wyatt & Co. Holdings	1,094	29,483
WESCO International, Inc.†	616	18,258

Electrical Equipment — 2.7%
A.O. Smith Corp.	577	17,275
Acuity Brands, Inc.	1,448	46,046
Advanced Energy Industries, Inc.†	720	6,574
AMETEK, Inc.	37,700	1,344,759
Artesyn Technologies, Inc.†	1,174	13,266
Asyst Technologies, Inc.†	1,599	8,139
Axcelis Technologies, Inc.†	3,393	27,585
Baldor Electric Co.	1,128	31,054
C&D Technologies, Inc.	866	14,757
Cabot Microelectronics Corp.†	847	33,922
Capstone Turbine Corp.†	2,844	5,205

ElkCorp	673	23,030
Franklin Electric Co., Inc.	546	23,074
General Cable Corp.†	1,342	18,587
KEMET Corp.†	2,723	24,371
LeCroy Corp.†	270	6,302
Littelfuse, Inc.†	749	25,586
Otter Tail Corp.	881	22,492
Power-One, Inc.†	2,181	19,454
Roper Industries, Inc.	17,600	1,069,552
Vicor Corp.	654	8,574

Machinery — 4.0%
Albany International Corp., Class A	892	31,363
Applied Industrial Technologies, Inc.	870	23,838
AptarGroup, Inc.	1,244	65,658
Astec Industries, Inc.†	471	8,106
Blount International, Inc.†	200	3,484
Bucyrus International, Inc.	417	16,947
Cascade Corp.	362	14,462
Cognex Corp.	6,894	192,343
Flowserve Corp.†	1,853	51,032
Formfactor, Inc.†	8,151	221,218
Gardner Denver, Inc.†	675	24,496
Global Power Equipment Group, Inc.†	1,156	11,375
Gorman-Rupp Co.	314	7,222
IDEX Corp.	31,111	1,259,995
JLG Industries, Inc.	1,493	29,308
Joy Global, Inc.	10,688	464,180
Kadant, Inc.†	489	10,025
Kennametal, Inc.	1,241	61,765
Kulicke & Soffa Industries, Inc.†	1,732	14,930
Lawson Products, Inc.	167	8,422
Lincoln Electric Holdings, Inc.	1,095	37,821
Lindsay Manufacturing Co.	398	10,300
Lone Star Technologies, Inc.†	984	32,925
MagneTek, Inc.†	811	5,596
Manitowoc Co., Inc.	3,408	128,311
Matthews International Corp., Class A	1,094	40,259
Middleby Corp.	153	7,760
Milacron, Inc.†	938	3,180
NACCO Industries, Inc., Class A	161	16,969
Nordson Corp.	26,602	1,065,942
Photon Dynamics, Inc.†	565	13,718
Presstek, Inc.†	875	8,470
Regal-Beloit Corp.	769	21,993
Robbins & Myers, Inc.	369	8,793
Sauer-Danfoss, Inc.	343	7,481
Standex International Corp.	412	11,738
Stewart & Stevenson Services, Inc.	884	17,883
Tecumseh Products Co., Class A	558	26,672
Tennant Co.	264	10,468
Terex Corp.†	1,642	78,241
Thomas Industries, Inc.	496	19,800
Toro Co.	760	61,826
Valence Technology, Inc.†	1,967	6,117
Westinghouse Air Brake Technologies Corp.	1,356	28,910

Multi-Industry — 0.4%
Eagle Materials, Inc.	623	53,796
Enpro Industries, Inc.†	706	20,876
ESCO Technologies, Inc.†	421	32,270
Griffon Corp.†	834	22,518
Perini Corp.†	228	3,805
Plexus Corp.†	14,073	183,090
Quixote Corp.	168	3,416
Raven Industries, Inc.	527	11,230

Terremark Worldwide, Inc.†	10,233	6,549
Tredegar Corp.	950	19,200
Trinity Industries, Inc.	1,248	42,532

Transportation — 2.2%
Alexander & Baldwin, Inc.	1,446	61,339
Arkansas Best Corp.	748	33,578
C.H. Robinson Worldwide, Inc.	11,200	621,824
Central Freight Lines, Inc.†	295	1,859
Covenant Transport, Inc., Class A†	300	6,246
Florida East Coast Industries, Inc., Class A	732	33,013
FLYi, Inc.†	1,546	2,736
Forward Air Corp.†	7,831	350,046
GATX Corp.	1,683	49,749
Genesee & Wyoming, Inc., Class A†	608	17,103
Greenbrier Cos., Inc.	192	6,499
Gulfmark Offshore, Inc.†	494	11,001
Heartland Express, Inc.	1,460	32,806
Hub Group, Inc., Class A†	241	12,585
Kansas City Southern†	2,133	37,818
Kirby Corp.†	736	32,664
Knight Transportation, Inc.	1,246	30,901
Laidlaw International, Inc.†	3,455	73,937
Landstar System, Inc.†	6,517	479,912
Marten Transport, Ltd.†	314	7,137
Offshore Logistics, Inc.†	4,789	155,499
Old Dominion Freight Lines, Inc.†	559	19,453
Overnite Corp.	960	35,750
Overseas Shipholding Group, Inc.	914	50,453
Pacer International, Inc.†	948	20,154
PAM Transportation Services, Inc.†	215	4,031
Pinnacle Airlines Corp.†	663	9,242
Quality Distribution, Inc.†	288	2,431
RailAmerica, Inc.†	1,251	16,326
Republic Airways Holdings, Inc.†	170	2,256
SCS Transportation, Inc.†	507	11,849
Seabulk International, Inc.†	196	2,374
Swift Transportation Co., Inc.†	1,534	32,950
U.S. Xpress Enterprises, Inc., Class A†	195	5,714
USF Corp.	899	34,117
Werner Enterprises, Inc.	1,555	35,205
		17,748,897

INFORMATION & ENTERTAINMENT — 5.2%

Broadcasting & Media — 0.9%
4Kids Entertainment, Inc.†	474	9,963
ADVO, Inc.	1,035	36,898
aQuantive, Inc.†	1,615	14,438
Audiovox Corp., Class A†	583	9,200
Beasley Broadcast Group, Inc., Class A†	183	3,208
Charter Communications, Inc., Class A†	9,181	20,565
Courier Corp.	217	11,267
Crown Media Holdings, Inc., Class A†	497	4,274
Cumulus Media, Inc., Class A†	1,552	23,404
Emmis Communications Corp., Class A†	1,573	30,186
Entravision Communications Corp., Class A†	1,649	13,769
Fisher Communications, Inc.†	219	10,705
Gray Television, Inc.	1,531	23,731
Insight Communications Co., Inc., Class A†	1,520	14,090
Journal Communications, Inc., Class A	688	12,432
Liberty Corp.	535	23,519
Lin TV Corp., Class A†	912	17,419
LodgeNet Entertainment Corp.†	450	7,961
Macrovision Corp.†	1,611	41,435
Mediacom Communications Corp., Class A†	2,248	14,050

Nexstar Broadcasting Group, Inc., Class A†	343	3,162
Paxson Communications Corp.†	1,547	2,135
Playboy Enterprises, Inc., Class B†	667	8,197
Primedia, Inc.†	4,499	17,096
Pulitzer, Inc.	259	16,796
Reader’s Digest Assoc., Inc.	3,240	45,068
Regent Communications, Inc.†	1,190	6,307
Saga Communications, Inc., Class A†	555	9,352
Salem Communications Corp., Class A†	328	8,184
Scholastic Corp.†	1,030	38,069
Sinclair Broadcast Group, Inc., Class A	1,528	14,073
Spanish Broadcasting System, Inc., Class A†	1,257	13,274
Thomas Nelson, Inc.	342	7,729
Valassis Communications, Inc.†	11,874	415,709
Value Line, Inc.	44	1,726
Ventiv Health, Inc.†	633	12,863
World Wrestling Entertainment, Inc.	459	5,568
Young Broadcasting, Inc., Class A†	549	5,797

Entertainment Products — 0.5%
Applied Films Corp.†	504	10,866
Atari, Inc.†	316	926
Callaway Golf Co.	2,290	30,915
Digital Theater Systems, Inc.†	570	11,474
Hollinger International, Inc., Class A	1,954	30,639
JAKKS Pacific, Inc.†	864	19,103
Journal Register Co.†	1,427	27,584
Lakes Entertainment, Inc.†	522	8,503
Leapfrog Enterprises, Inc.†	932	12,675
LIFE TIME FITNESS, Inc.†	402	10,404
Marvel Enterprises, Inc.†	12,900	264,192
Midway Games, Inc.†	1,572	16,506
Multimedia Games, Inc.†	810	12,766
Steinway Musical Instruments, Inc.†	226	6,540
Sunterra Corp.†	636	8,930
Universal Electronics, Inc.†	463	8,149

Leisure & Tourism — 3.8%
AirTran Holdings, Inc.†	2,884	30,859
Alaska Air Group, Inc.†	1,009	33,791
Alliance Gaming Corp.†	1,752	24,195
Ambassadors Group, Inc.	277	9,864
America West Holdings Corp., Class B†	1,198	7,883
Ameristar Casinos, Inc.	386	16,640
Applebee’s International, Inc.	25,600	677,120
Arctic Cat, Inc.	472	12,517
Arden Group, Inc., Class A	45	4,521
Argosy Gaming Co.†	887	41,423
Aztar Corp.†	1,179	41,171
Bluegreen Corp.†	552	10,946
Bob Evans Farms, Inc.	1,201	31,394
Boyd Gaming Corp.	1,552	64,641
California Pizza Kitchen, Inc.†	654	15,042
Carmike Cinemas, Inc.	266	9,709
CBRL Group, Inc.	1,693	70,852
CEC Entertainment, Inc.†	1,270	50,762
Churchill Downs, Inc.	224	10,013
CKE Restaurants, Inc.†	1,762	25,567
Continental Airlines, Inc., Class B†	2,256	30,546
Dave & Buster’s, Inc.†	377	7,615
Delta Air Lines, Inc.†	3,650	27,302
Dover Downs Gaming & Entertainment, Inc.	346	4,533
Dover Motorsports, Inc.	531	3,043
Empire Resorts, Inc.†	295	3,289
Escalade, Inc.	272	3,634
ExpressJet Holdings, Inc.†	1,273	16,396

Frontier Airlines, Inc.†	1,211	13,818
Gaylord Entertainment Co.†	994	41,281
IHOP Corp.	689	28,862
Isle of Capri Casinos, Inc.†	463	11,876
Jack in the Box, Inc.†	1,242	45,793
K2, Inc.†	1,415	22,470
Krispy Kreme Doughnuts, Inc.†	1,873	23,600
La Quinta Corp.†	6,404	58,212
Landry’s Restaurants, Inc.	731	21,243
Lone Star Steakhouse & Saloon, Inc.	540	15,120
Magna Entertainment Corp., Class A†	3,851	23,183
Marcus Corp.	674	16,944
Marine Products Corp.	298	7,781
Marinemax, Inc.†	394	11,725
Mesa Air Group, Inc.†	1,078	8,559
Monaco Coach Corp.	889	18,287
MTR Gaming Group, Inc.†	795	8,395
Navigant International, Inc.†	482	5,866
Nevada Gold & Casinos, Inc.†	281	3,428
Northwest Airlines Corp.†	2,552	27,893
O’ Charleys, Inc.†	721	14,096
P.F. Chang’s China Bistro, Inc.†	6,972	392,872
Panera Bread Co., Class A†	923	37,215
Papa John’s International, Inc.†	337	11,606
Penn National Gaming, Inc.†	1,088	65,878
Pinnacle Entertainment, Inc.†	1,211	23,954
Rare Hospitality International, Inc.†	10,162	323,761
Red Robin Gourmet Burgers, Inc.†	404	21,602
Scientific Games Corp., Class A†	19,328	460,780
Shuffle Master, Inc.†	7,495	353,015
Six Flags, Inc.†	3,169	17,018
SkyWest, Inc.	1,888	37,873
Sonic Corp.†	9,727	296,674
Speedway Motorsports, Inc.	505	19,786
Steak n Shake Co.†	831	16,686
Texas Roadhouse, Inc., Class A†	3,149	93,053
Thor Industries, Inc.	1,220	45,201
Triarc Cos., Inc., Class B	1,217	14,920
Vail Resorts, Inc.†	671	15,044
WMS Industries, Inc.†	664	22,271
		5,436,700

INFORMATION TECHNOLOGY — 21.4%

Communication Equipment — 0.5%
Captaris, Inc.†	711	3,669
Dycom Industries, Inc.†	12,394	378,265
InPhonic, Inc.†	237	6,513
Network Equipment Technologies, Inc.†	820	8,052
NMS Communications Corp.†	1,584	9,995
Packeteer, Inc.†	1,124	16,242
Paradyne Networks, Inc.†	1,345	4,828
PC Mall, Inc.†	270	6,043
Tessera Technologies, Inc.†	876	32,596
TransAct Technologies, Inc.†	294	6,280
Trident Microsystems, Inc.†	642	10,734

Computer Services — 2.3%
Agilysys, Inc.	982	16,831
Answerthink, Inc.†	1,535	7,153
Anteon International Corp.†	916	38,344
Aspen Technology, Inc.†	1,406	8,731
BISYS Group, Inc.†	3,989	65,619
CACI International, Inc., Class A†	5,268	358,909
Catapult Communications Corp.†	236	5,702
CCC Information Services Group, Inc.†	257	5,708

CIBER, Inc.†	1,738	16,754
Concur Technologies, Inc.†	891	7,939
Covansys Corp.†	684	10,465
Cyberguard Corp.†	581	3,660
Digital Insight Corp.†	1,197	22,025
Digital River, Inc.†	1,084	45,105
Digitas, Inc.†	29,204	278,898
DoubleClick, Inc.†	3,847	29,930
Dynavax Technologies Corp.†	210	1,680
E-Z-Em, Inc.†	222	3,241
eFunds Corp.†	1,554	37,312
FactSet Research Systems, Inc.	694	40,557
FileNET Corp.†	1,405	36,193
Greenfield Online, Inc.†	6,876	151,203
iGate Corp.†	709	2,871
Infocrossing, Inc.†	534	9,041
infoUSA, Inc.†	1,081	12,096
Interchange Corp.†	116	2,104
InterVideo, Inc.†	295	3,903
Kanbay International, Inc.†	6,040	189,052
Keane, Inc.†	21,422	314,903
LECG Corp.†	449	8,374
Manhattan Associates, Inc.†	1,029	24,573
Mantech International Corp., Class A†	571	13,556
Manugistics Group, Inc.†	1,873	5,375
MAPICS, Inc.†	866	9,136
Marchex, Inc.†	142	2,982
Mentor Graphics Corp.†	2,590	39,601
Neoforma, Inc.†	316	2,430
Ness Technologies, Inc.†	473	7,048
Pec Solutions, Inc.†	391	5,540
Per-Se Technologies, Inc.†	778	12,316
Perot Systems Corp., Class A†	2,592	41,550
Phase Forward, Inc.†	186	1,520
ProcureNet, Inc.†(1)(4)	200	2
QAD, Inc.	441	3,934
RightNow Technologies, Inc.†	1,112	17,933
SI International, Inc.†	171	5,260
SRA International, Inc., Class A†	5,818	373,516
Stamps.Com, Inc.†	569	9,013
Sykes Enterprises, Inc.†	854	5,935
Syntel, Inc.	255	4,473
Tier Technologies, Inc., Class B†	563	5,208
Tyler Technologies, Inc.†	1,249	10,442
WebSideStory, Inc.†	166	2,063

Computer Software — 4.7%
Activcard Corp.†	1,436	12,780
Actuate Corp.†	1,761	4,491
Advent Software, Inc.†	808	16,548
Altiris, Inc.†	5,008	177,433
Ansys, Inc.†	1,047	33,567
Ascential Software Corp.†	1,904	31,054
Avid Technology, Inc.†	2,200	135,850
Blackbaud, Inc.†	280	4,099
BMC Software, Inc.†	24,000	446,400
Borland Software Corp.†	2,754	32,167
CallWave, Inc.†	123	1,899
Carreker Corp.†	690	5,934
Cognos, Inc.†	27,600	1,216,056
Computer Programs & Systems, Inc.	217	5,024
Concord Communications, Inc.†	627	6,947
Embarcadero Technologies, Inc.†	722	6,794
Epicor Software Corp.†	1,414	19,923
EPIQ Systems, Inc.†	468	6,852
FalconStor Software, Inc.†	898	8,594

Hyperion Solutions Corp.†	1,291	60,186
Informatica Corp.†	2,924	23,743
Inter-Tel, Inc.	701	19,193
JDA Software Group, Inc.†	876	11,931
LaserCard Corp.†	333	3,493
Lawson Software, Inc.†	76,596	526,214
MapInfo Corp.†	689	8,254
McAfee, Inc.†	18,000	520,740
McData Corp., Class A†	4,004	23,864
Micromuse, Inc.†	2,674	14,841
Microstrategy, Inc., Class A†	3,805	229,251
Motive, Inc.†	179	2,037
MRO Software, Inc.†	668	8,697
MSC Software Corp.†	929	9,727
NetIQ Corp.†	1,942	23,712
Open Solutions, Inc.†	452	11,734
Opnet Technologies, Inc.†	398	3,351
Palmsource, Inc.†	500	6,370
Parametric Technology Corp.†	65,422	385,336
PDF Solutions, Inc.†	499	8,039
Pegasystems, Inc.†	383	3,267
Pinnacle Systems, Inc.†	2,350	14,335
PLATO Learning, Inc.†	788	5,871
Progress Software Corp.†	1,070	24,984
Quest Software, Inc.†	1,697	27,067
Retek, Inc.†	1,902	11,697
Salesforce.com, Inc.†	390	6,607
ScanSoft, Inc.†	2,753	11,535
Schawk, Inc.	311	5,654
SeaChange International, Inc.†	836	14,580
Secure Computing Corp.†	1,213	12,106
Serena Software, Inc.†	856	18,524
SonicWall, Inc.†	2,030	12,830
SPSS, Inc.†	485	7,585
SS&C Technologies, Inc.	7,266	150,043
SYNNEX Corp.†	220	5,293
Take-Two Interactive Software, Inc.†	1,523	52,985
THQ, Inc.†	1,219	27,964
Tradestation Group, Inc.†	643	4,514
Transaction Systems Architects, Inc., Class A†	1,265	25,110
Ulticom, Inc.†	352	5,643
Ultimate Software Group, Inc.†	557	7,063
Verint Systems, Inc.†	395	14,350
Viisage Technology, Inc.†	945	8,514
Wind River Systems, Inc.†	13,221	179,145
Witness Systems, Inc.†	11,199	195,535

Computers & Business Equipment — 1.6%
02Micro International, Ltd.†	11,300	129,272
Advanced Digital Information Corp.†	16,991	170,250
Ansoft Corp.†	224	4,525
August Technology Corp.†	610	6,423
Brocade Communications Systems, Inc.†	8,587	65,605
Compx International, Inc.	119	1,967
Cray, Inc.†	2,923	13,621
Digimarc Corp.†	526	4,902
Dot Hill Systems Corp.†	1,483	11,627
Echelon Corp.†	959	8,094
Electronics for Imaging, Inc.†	1,831	31,878
FARO Technologies Inc.†	360	11,225
GameStop Corp.†	1,270	28,461
Gateway, Inc.†	7,594	45,640
General Binding Corp.†	202	2,654
Global Imaging Systems, Inc.†	791	31,244
Hutchinson Technology, Inc.†	888	30,698
Identix, Inc.†	3,014	22,243

Imagistics International, Inc.†	565	19,018
InFocus Corp.†	1,352	12,384
Interface, Inc., Class A†	1,512	15,075
Intergraph Corp.†	1,123	30,242
Iomega Corp.†	1,755	9,723
Komag, Inc.†	933	17,522
Kronos, Inc.†	9,107	465,641
Lexar Media, Inc.†	2,414	18,926
Magma Design Automation, Inc.†	841	10,563
Maxwell Technologies, Inc.†	372	3,772
Mercury Computer Systems, Inc.†	722	21,429
MICROS Systems, Inc.†	547	42,699
MTS Systems Corp.	720	24,343
Netscout Systems, Inc.†	812	5,668
Overland Storage, Inc.†	469	7,828
Palmone, Inc.†	1,423	44,896
Quantum Corp.†	6,148	16,108
RadiSys Corp.†	642	12,551
Sigmatel, Inc.†	4,940	175,518
Silicon Graphics, Inc.†	8,906	15,407
Silicon Storage Technology, Inc.†	2,768	16,470
Simpletech, Inc.†	687	3,160
Standard Register Co.	396	5,591
Stratasys, Inc.†	315	10,571
Synaptics, Inc.†	747	22,843
Systemax, Inc.†	329	2,415
Talx Corp.	468	12,070
Tivo, Inc.†	1,556	9,134
Xybernaut Corp.†	6,032	7,419

Electronics — 6.2%
Actel Corp.†	877	15,383
ADE Corp.†	324	6,065
Aeroflex, Inc.†	2,249	27,258
Alliance Semiconductor Corp.†	695	2,571
American Superconductor Corp.†	833	12,403
Analogic Corp.	388	17,379
Ariba, Inc.†	2,041	33,881
Artisan Components, Inc.† (1)	789	29,611
ATMI, Inc.†	8,663	195,177
BEI Technologies, Inc.	376	11,611
Bel Fuse, Inc., Class B	382	12,908
Belden CDT, Inc.	1,595	37,004
Benchmark Electronics, Inc.†	1,399	47,706
Brooks Automation, Inc.†	1,412	24,315
California Micro Devices CP†	717	5,084
Checkpoint Systems, Inc.†	1,277	23,050
Cirrus Logic, Inc.†	2,880	15,869
Coherent, Inc.†	966	29,405
Cohu, Inc.	729	13,530
Credence Systems Corp.†	3,282	30,030
CTS Corp.	1,229	16,333
Cubic Corp.	532	13,390
CyberOptics Corp.†	258	3,836
Cymer, Inc.†	5,451	161,023
Daktronics, Inc.†	493	12,271
DDi Corp.†	888	2,824
Diodes, Inc.†	240	5,431
Dionex Corp.†	603	34,172
DSP Group, Inc.†	910	20,320
DuPont Photomasks, Inc.†	501	13,231
Electro Scientific Industries, Inc.†	962	19,009
Emulex Corp.†	2,679	45,114
Encore Wire Corp.†	539	7,185
Energy Conversion Devices, Inc.†	687	13,273
Entegris, Inc.†	1,490	14,825

ESS Technology, Inc.†	1,146	8,148
Exar Corp.†	1,394	19,781
Excel Technology, Inc.†	405	10,530
FEI Co.†	726	15,246
FSI International, Inc.†	1,019	4,759
Genesis Microchip, Inc.†	1,092	17,712
GrafTech International, Ltd.†	3,314	31,350
Helix Technology Corp.	889	15,460
II-VI, Inc.†	380	16,146
Imation Corp.	1,209	38,482
Integrated Device Technology, Inc.†	3,428	39,628
Integrated Silicon Solutions, Inc.†	1,216	9,971
Intermagnetics General Corp.†	958	24,343
InterVoice, Inc.†	1,224	16,340
Itron, Inc.†	710	16,976
IXYS Corp.†	643	6,636
Keithley Instruments, Inc.	434	8,550
Kopin Corp.†	2,391	9,253
Lam Research Corp.†	51,000	1,474,410
Lattice Semiconductor Corp.†	3,854	21,968
LTX Corp.†	2,076	15,964
Mattson Technology, Inc.†	1,362	15,336
Measurement Specialties, Inc.†	363	9,242
Merix Corp.†	618	7,119
Methode Electronics, Class A	1,210	15,548
Micrel, Inc.†	2,160	23,803
Microsemi Corp.†	11,130	193,217
Microtune, Inc.†	1,752	10,705
MIPS Technologies, Inc.†	1,396	13,751
MKS Instruments, Inc.†	1,102	20,442
Mobility Electronics, Inc.†	844	7,242
Monolithic Power Systems, Inc.†	213	1,981
Monolithic Systems Technology, Inc.†	800	4,984
Multi-Fineline Electronix, Inc.†	200	3,648
Mykrolis Corp.†	1,405	19,909
Omnivision Technologies, Inc.†	1,897	34,810
ON Semiconductor Corp.†	4,105	18,637
OSI Systems, Inc.†	498	11,310
Park Electrochemical Corp.	585	12,683
Pericom Semiconductor Corp.†	752	7,091
Photronics, Inc.†	1,105	18,232
Pixelworks, Inc.†	1,381	15,661
Planar Systems, Inc.†	500	5,615
PLX Technology, Inc.†	731	7,602
PMC-Sierra, Inc.†	18,000	202,500
PortalPlayer, Inc.†	7,233	178,510
Powell Industries, Inc.†	228	4,216
Power Integrations, Inc.†	6,745	133,416
Rofin-Sinar Technologies, Inc.†	509	21,607
Rogers Corp.†	4,862	209,552
Rudolph Technologies, Inc.†	443	7,606
SBS Technologies, Inc.†	520	7,259
Semitool, Inc.†	553	5,132
Semtech Corp.†	10,600	231,822
Silicon Image, Inc.†	20,428	336,245
Silicon Laboratories, Inc.†	4,300	151,833
Siliconix, Inc.†	198	7,225
SIPEX Corp.†	675	3,159
SiRF Technology Holdings, Inc.†	372	4,732
Skyworks Solutions, Inc.† (3)	25,612	241,521
Sonic Solutions†	640	14,362
SpatiaLight, Inc.†	804	7,196
Stakek Holdings, Inc.†	348	1,615
Standard Microsystems Corp.†	631	11,251
Stoneridge, Inc.†	529	8,004
Suntron Corp.†	88	276

Supertex, Inc.†	307	6,662
Sypris Solutions, Inc.	7,627	116,769
Taser International, Inc.†	1,648	52,060
Technitrol, Inc.†	1,376	25,043
Thomas & Betts Corp.†	2,007	61,715
Transmeta Corp.†	5,444	8,874
Trimble Navigation, Ltd.†	10,417	344,178
TriQuint Semiconductor, Inc.†	4,642	20,657
TTM Technologies, Inc.†	1,389	16,390
Ultratech Stepper, Inc.†	721	13,591
Varian Semiconductor Equipment Associates, Inc.†	9,236	340,347
Varian, Inc.†	1,184	48,556
Veeco Instruments, Inc.†	880	18,542
Vitesse Semiconductor Corp.†	31,403	110,853
Volterra Semiconductor Corp.†	155	3,434
Watts Water Technologies, Inc., Class A	759	24,470
Wilson Greatbatch Technologies, Inc.†	726	16,277
Woodhead Industries, Inc.	409	6,556
Woodward Governor Co.	332	23,775
X-Rite, Inc.	706	11,303
Zoran Corp.†	10,963	126,952
Zygo Corp.†	614	7,239

Internet Content — 1.9%
@Road, Inc.†	1,167	8,064
Alloy, Inc.†	1,127	9,095
AsiaInfo Holdings, Inc.†	1,204	7,176
Audible, Inc.†	5,500	143,275
Blue Coat Systems, Inc.†	5,523	102,783
CMGI, Inc.†	15,165	38,671
CNET Networks, Inc.†	46,673	524,138
Corillian Corp.†	1,102	5,422
EarthLink, Inc.†	4,459	51,368
FindWhat.com†	872	15,460
GSI Commerce, Inc.†	661	11,752
Harris Interactive, Inc.†	1,763	13,928
Infospace, Inc.†	5,385	256,057
INTAC International, Inc.†	273	3,549
Internet Capital Group, Inc.†	1,303	11,727
Interwoven, Inc.†	1,379	15,003
iPass, Inc.†	1,509	11,167
iVillage, Inc.†	1,070	6,613
Jupitermedia Corp.†	532	12,651
Kintera, Inc.†	224	2,018
Looksmart, Ltd.†	3,257	7,133
MarketWatch, Inc.†	355	6,390
Mindspeed Technologies, Inc.†	3,396	9,441
Net2Phone, Inc.†	1,216	4,134
NetBank, Inc.	1,578	16,427
Netratings, Inc.†	414	7,936
NIC, Inc.†	1,060	5,385
Opsware, Inc.†	1,748	12,830
PC-Tel, Inc.†	713	5,654
ProQuest Co.†	818	24,295
S1 Corp.†	2,406	21,798
Safeguard Scientifics, Inc.†	4,086	8,662
Sapient Corp.†	36,290	287,054
Sohu.com, Inc.†	749	13,265
Stellent, Inc.†	692	6,103
SupportSoft, Inc.†	36,236	241,332
Travelzoo, Inc.†	50	4,771
Trizetto Group, Inc.†	1,067	10,136
United Online, Inc.†	1,820	20,985
ValueClick, Inc.†	2,700	35,991
Verity, Inc.†	1,016	13,330
Verso Technologies, Inc.†	4,530	3,262

Internet Software — 1.4%
Agile Software Corp.†	1,775	14,502
Akamai Technologies, Inc.†	13,200	171,996
Authentidate Holding Corp.†	989	6,122
Blackboard, Inc.†	6,118	90,608
Chordiant Software, Inc.†	2,443	5,570
CyberSource Corp.†	928	6,635
E.piphany, Inc.†	2,590	12,510
eCollege.com, Inc.†	5,240	59,526
Entrust, Inc.†	2,172	8,232
Equinix, Inc.†	332	14,190
eResearch Technology, Inc.†	1,518	24,060
F5 Networks, Inc.†	1,177	57,343
Internap Network Services Corp.†	9,845	9,156
Internet Security Systems, Inc.†	1,293	30,062
Keynote Systems, Inc.†	524	7,294
Lionbridge Technologies, Inc.†	1,586	10,658
Matrixone, Inc.†	1,662	10,886
Openwave Systems, Inc.†	10,896	168,452
Portal Software, Inc.†	1,096	2,904
RealNetworks, Inc.†	3,834	25,381
Redback Networks, Inc.†	1,063	5,698
RSA Security, Inc.†	2,364	47,422
Seebeyond Technology Corp.†	1,693	6,061
SINA Corp.†	8,600	275,716
TIBCO Software, Inc.†	26,500	353,510
Tumbleweed Communications Corp.†	1,622	5,417
Vignette Corp.†	9,845	13,685
WatchGuard Technologies, Inc.†	1,145	5,072
webMethods, Inc.†	1,576	11,363
Websense, Inc.†	749	37,989
Zix Corp.†	710	3,657

Telecommunications — 2.8%
Adaptec, Inc.†	3,471	26,345
Advanced Radio Telecom Corp.†(1)(4)	200	0
Airgate PCS, Inc.†	400	14,240
Airspan Networks, Inc.†	1,049	5,696
Alamosa Holdings, Inc.†	2,521	31,437
Alaska Communications Systems Group, Inc.	336	2,900
Alvarion, Ltd.†	51,100	678,608
Anaren, Inc.†	671	8,696
Anixter International, Inc.†	1,012	36,422
Applied Signal Technology, Inc.	336	11,844
Arbinet Holdings, Inc.†	2,800	69,580
Arris Group, Inc.†	2,964	20,867
Aspect Communications Corp.†	1,386	15,440
Atheros Communications, Inc.†	318	3,260
Avanex Corp.†	2,719	9,000
Boston Communications Group, Inc.†	628	5,803
Broadwing Corp.†	1,649	15,022
C-COR, Inc.†	1,472	13,690
Carrier Access Corp.†	683	7,294
Centennial Communications Corp.†	401	3,180
Cincinnati Bell, Inc.†	8,362	34,702
Commonwealth Telephone Enterprises, Inc.†	732	36,351
CommScope, Inc.†	1,737	32,829
Comtech Telecommunications Corp.†	487	18,316
CT Communications, Inc.	646	7,946
D & E Communications, Inc.	437	5,266
Ditech Communications Corp.†	1,022	15,279
Dobson Communications Corp., Class A†	3,756	6,460
Eagle Broadband, Inc.†	6,888	4,546
EMS Technologies, Inc.†	376	6,249
Enterasys Networks, Inc.†	7,169	12,904

Extreme Networks, Inc.†	3,678	24,091
Finisar Corp.†	5,642	12,864
General Communication, Inc., Class A†	1,549	17,101
Golden Telecom, Inc.	484	12,787
Harmonic, Inc.†	2,447	20,408
Hypercom Corp.†	1,737	10,283
Infonet Services Corp., Class B†	2,127	4,297
InterDigital Communications Corp.†	1,894	41,857
Intrado, Inc.†	585	7,079
Iowa Telecommunication Services, Inc.	643	13,870
ITC DeltaCom, Inc.†	433	740
Ixia†	899	15,112
j2 Global Communications, Inc.†	645	22,252
JAMDAT Mobile, Inc.†	309	6,381
KVH Industries, Inc.†	493	4,831
Laedis Technology, Inc.†	202	2,151
Mastec, Inc.†	804	8,128
MRV Communications, Inc.†	3,602	13,219
Netgear, Inc.†	735	13,370
Newport Corp.†	1,451	20,459
North Pittsburgh Systems, Inc.	512	12,662
Novatel Wireless, Inc.†	632	12,248
Oplink Communications, Inc.†	3,644	7,179
Optical Communication Products, Inc.†	630	1,575
Plantronics, Inc.	5,600	232,232
Powerwave Technologies, Inc.†	3,558	30,172
Premiere Global Services, Inc.	2,151	23,037
Price Communications Corp.†	1,368	25,431
Primus Telecommunications Group, Inc.†	2,528	8,039
RF Micro Devices, Inc.†	35,554	243,189
SafeNet, Inc.†	813	29,870
SBA Communications Corp., Class A†	1,566	14,532
Shenandoah Telecommunications Co.	221	6,619
Sierra Wireless, Inc.†	4,600	81,328
Spectralink Corp.	652	9,245
Stratex Networks, Inc.†	3,214	7,264
SureWest Communications	498	14,118
Sycamore Networks, Inc.†	5,493	22,302
Symmetricom, Inc.†	1,532	14,876
Talk America Holdings, Inc.†	907	6,004
Tekelec†	23,494	480,217
Terayon Corp.†	2,275	6,165
Time Warner Telecom, Inc., Class A†	1,694	7,386
TippingPoint Technologies, Inc.†	115	5,371
Triton PCS Holdings, Inc., Class A†	1,306	4,467
Ubiquitel, Inc.†	2,400	17,088
USA Mobility, Inc.†	818	28,884
ViaSat, Inc.†	709	17,207
WebEx Communications, Inc.†	1,028	24,446
Westell Technologies, Inc., Class A†	1,681	11,431
Wireless Facilities, Inc.†	1,612	15,217
WJ Communications, Inc.†	1,077	3,705
Zhone Technologies, Inc.†	1,852	4,797
		22,269,810

MATERIALS — 3.7%

Chemicals — 1.1%
A. Schulman, Inc.	1,029	22,031
Aceto Corp.	543	10,339
Airgas, Inc.	1,980	52,490
Albemarle Corp.	1,083	41,923
American Vanguard Corp.	171	6,289
Ameron International Corp.	284	10,764
Arch Chemicals, Inc.	798	22,966
Cambrex Corp.	889	24,092

Ceradyne, Inc.†	542	31,008
Crompton Corp.	3,741	44,144
Cytec Industries, Inc.	1,292	66,435
Ferro Corp.	1,426	33,069
FMC Corp.†	1,238	59,795
Georgia Gulf Corp.	935	46,563
Great Lakes Chemical Corp.	1,730	49,288
H.B. Fuller Co.	975	27,797
Hercules, Inc.†	3,753	55,732
Kronos Worldwide, Inc.	110	4,482
MacDermid, Inc.	917	33,104
Mosaic Co.†	16,236	264,972
NewMarket Corp.†	471	9,373
NL Industries, Inc.†	273	6,033
Octel Corp.	430	8,948
Olin Corp.	2,285	50,316
OM Group, Inc.†	971	31,480
Omnova Solutions, Inc.†	1,371	7,705
PolyOne Corp.†	3,122	28,285
Quaker Chemical Corp.	285	7,079
Spartech Corp.	856	23,189
Stepan Co.	180	4,385
Symyx Technologies, Inc.†	964	28,997
Terra Industries, Inc.†	1,334	11,846
UAP Holding Corp.†	977	16,873
Valhi, Inc.	346	5,567
W.R. Grace & Co.†	2,238	30,459
Wellman, Inc.	1,084	11,588
Westlake Chemical Corp.	398	13,293

Forest Products — 0.3%
Buckeye Technologies, Inc.†	1,003	13,049
Caraustar Industries, Inc.†	974	16,382
Chesapeake Corp.	667	18,116
Delta & Pine Land Co.	1,294	35,300
Deltic Timber Corp.	338	14,348
Glatfelter	981	14,990
Longview Fibre Co.	1,741	31,582
Pope & Talbot, Inc.	536	9,171
Potlatch Corp.	1,007	50,934
Rock-Tenn Co., Class A	998	15,130
Schweitzer-Mauduit International, Inc.	512	17,382
Silgan Holdings, Inc.	372	22,677
Wausau-Mosinee Paper Corp.	1,557	27,808

Metals & Minerals — 2.3%
AK Steel Holding Corp.†	3,712	53,713
Aleris International, Inc.†	468	7,919
Allegheny Technologies, Inc.	3,164	68,564
AMCOL International Corp.	732	14,706
Anchor Glass Container Corp.	336	2,258
Apogee Enterprises, Inc.	932	12,498
Barnes Group, Inc.	509	13,494
Brush Engineered Materials, Inc.†	648	11,988
Carpenter Technology Corp.	783	45,774
Century Aluminum Co.†	611	16,045
CIRCOR International, Inc.	523	12,113
Cleveland-Cliffs, Inc.	364	37,805
Coeur D’alene Mines Corp.†	57,585	226,309
Comfort Systems USA, Inc.†	1,315	10,099
Commercial Metals Co.	993	50,206
Compass Minerals International, Inc.	515	12,478
Crown Holdings, Inc.†	5,496	75,515
Drew Industries, Inc.†	239	8,645
Gibraltar Industries, Inc.	804	18,991
Greif, Inc., Class A	448	25,088

Hecla Mining Co.†	4,029	23,489
Hexcel Corp.†	17,310	250,995
Kaydon Corp.	909	30,015
Lennox International, Inc.	1,418	28,856
LSI Industries, Inc.	674	7,717
MascoTech, Inc. †(1)(4)	201	0
Maverick Tube Corp.†	1,440	43,632
Metal Management, Inc.	606	16,283
Metals USA, Inc.†	688	12,762
Minerals Technologies, Inc.	700	46,690
Mueller Industries, Inc.	1,194	38,472
Myers Industries, Inc.	834	10,675
NN, Inc.	567	7,490
NS Group, Inc.†	628	17,458
Oregon Steel Mills, Inc.†	1,163	23,597
Penn Engineering & Manufacturing Corp.	365	6,607
Quanex Corp.	558	38,262
Reliance Steel & Aluminum Co.	966	37,635
Royal Gold, Inc.	557	10,160
RTI International Metals, Inc.†	721	14,809
Ryerson Tull, Inc.	805	12,679
Schnitzer Steel Industries, Inc., Class A	670	22,733
Shaw Group, Inc.†	2,048	36,557
Simpson Manufacturing Co., Inc.	1,250	43,625
Steel Dynamics, Inc.	6,372	241,371
Steel Technologies, Inc.	342	9,408
Stillwater Mining Co.†	1,371	15,438
Texas Industries, Inc.	720	44,914
Titanium Metals Corp.†	220	5,311
Trex Co., Inc.†	350	18,354
U. S. Concrete, Inc.†	719	5,515
Universal Forest Products, Inc.	536	23,262
USEC, Inc.	2,665	25,824
USG Corp.†	1,095	44,096
Valmont Industries, Inc.	492	12,354
Wheeling-Pittsburgh Corp.†	280	10,791
Worthington Industries, Inc.	18,700	366,146
York International Corp.	1,408	48,632
		3,866,390

REAL ESTATE — 3.2%

Real Estate Companies — 0.8%
Affordable Residential Communities	843	12,097
American Campus Communities, Inc.	409	9,198
Avatar Holdings, Inc.†	158	7,600
Bimini Mortgage Management, Inc., Class A	453	7,275
Brookfield Homes Corp.	509	17,255
Capital Lease Funding, Inc.	777	9,713
Champion Enterprises, Inc.†	2,403	28,404
Coachmen Industries, Inc.	373	6,475
Consolidated Tomoka Land Co.	191	8,213
Corrections Corp. of America†	1,199	48,500
CRT Properties, Inc.	912	21,760
Digital Realty Trust, Inc.	600	8,082
Dominion Homes, Inc.†	138	3,481
Equity Lifestyle Properties, Inc.	639	22,844
Fleetwood Enterprises, Inc.†	1,833	24,672
GMH Communities Trust	901	12,704
Government Properties Trust, Inc.	660	6,508
Gramercy Capital Corp.	324	6,674
Highland Hospitality Corp.	1,181	13,274
Jones Lang LaSalle, Inc.†	8,184	306,164
Kite Realty Group Trust	591	9,031
LNR Property Corp.	580	36,488
Lyon William Homes, Inc.†	145	10,185

New Century Financial Corp.	1,352	86,406
Origen Financial, Inc.	284	2,124
Orleans Homebuilders, Inc.†	88	1,747
Reading International, Inc., Class A†	493	4,122
Saxon Capital, Inc.	1,671	40,087
Tejon Ranch Co.†	263	10,730
Trammell Crow Co.†	1,121	20,301
U-Store-It Trust†	821	14,244
Washington Group International, Inc.†	860	35,475
ZipRealty, Inc.†	158	2,824

Real Estate Investment Trusts — 2.4%
Aames Investment Corp.	1,187	12,701
Acadia Realty Trust	838	13,659
Alexander’s, Inc.†	61	13,115
Alexandria Real Estate Equities, Inc.	663	49,340
American Financial Realty Trust	3,742	60,546
American Home Mortgage Investment Corp.	1,185	40,586
AMLI Residential Properties Trust	863	27,616
Anthracite Capital, Inc.	1,819	22,483
Arbor Realty Trust, Inc.	245	6,012
Ashford Hospitality Trust, Inc.	683	7,424
Bedford Property Investors, Inc.	495	14,063
BioMed Realty Trust, Inc.	1,068	23,720
Brandywine Realty Trust	1,642	48,258
Capital Automotive REIT	1,128	40,072
Capital Trust, Inc., Class A	393	12,069
Capstead Mtg. Corp.	564	5,945
CarrAmerica Realty Corp.	1,856	61,248
Cedar Shopping Centers, Inc.	559	7,994
Colonial Properties Trust	648	25,447
Commercial Net Lease Realty, Inc.	1,759	36,235
Cornerstone Realty Income Trust, Inc.	1,711	17,076
Corporate Office Properties Trust	1,228	36,042
Correctional Properties Trust	373	10,772
Cousins Properties, Inc.	1,224	37,050
EastGroup Properties, Inc.	713	27,322
Entertainment Properties Trust	849	37,823
Equity Inns, Inc.	1,720	20,193
Equity One, Inc.	1,161	27,551
Essex Property Trust, Inc.	785	65,783
Extra Space Storage, Inc.	689	9,184
FelCor Lodging Trust, Inc.†	1,684	24,671
First Industrial Realty Trust, Inc.	1,404	57,185
Gables Residential Trust	1,000	35,790
Getty Realty Corp.	603	17,324
Glenborough Realty Trust, Inc.	864	18,386
Glimcher Realty Trust	1,211	33,557
Global Signal, Inc.	329	9,061
Healthcare Realty Trust, Inc.	1,621	65,975
Heritage Property Investment Trust	922	29,587
Highwoods Properties, Inc.	1,833	50,774
Home Properties, Inc.	1,121	48,203
HomeBanc Corp.	1,178	11,403
Impac Mtg. Holdings, Inc.	2,521	57,151
Innkeepers USA Trust	1,120	15,904
Investors Real Estate Trust	1,401	14,696
Kilroy Realty Corp.	972	41,553
Kramont Realty Trust	742	17,363
LaSalle Hotel Properties	950	30,238
Lexington Corporate Properties Trust	1,646	37,167
LTC Properties, Inc.	504	10,035
Luminent Mortgage Capital, Inc.	1,242	14,780
Maguire Properties, Inc.	1,161	31,881
Meristar Hospitality Corp.†	2,963	24,741
MFA Mortgage Investments, Inc.	2,732	24,096

Mid-America Apartment Communities, Inc.	612	25,227
Mission West Properties, Inc.	610	6,490
MortgageIT Holdings, Inc.	499	8,957
National Health Investors, Inc.	784	22,877
Nationwide Health Properties, Inc.	2,266	53,817
Newcastle Investment Corp.	1,220	38,772
Novastar Financial, Inc.	891	44,104
Omega Healthcare Investors, Inc.	1,579	18,632
Parkway Properties, Inc.	373	18,930
Pennsylvania Real Estate Investment Trust	1,069	45,753
PlanetOut, Inc.†	166	2,258
Post Properties, Inc.	1,357	47,359
Prentiss Properties Trust	1,519	58,026
PS Business Parks, Inc.	536	24,174
RAIT Investment Trust	870	24,334
Ramco-Gershenson Properties Trust	488	15,738
Realty Income Corp.	1,353	68,435
Redwood Trust, Inc.	573	35,578
Saul Centers, Inc.	379	14,497
Senior Housing Properties Trust	1,733	32,823
Sovran Self Storage, Inc.	508	21,407
Strategic Hotel Capital, Inc.	690	11,385
Summit Properties, Inc.	963	31,355
Sun Communities, Inc.	548	22,057
Sunstone Hotel Investors, Inc.	713	14,816
Tanger Factory Outlet Centers, Inc.	934	24,714
Tarragon Corp.†	225	4,016
Taubman Centers, Inc.	1,697	50,825
Town & Country Trust	590	16,302
U.S. Restaurant Properties, Inc.	669	12,082
Universal Health Realty Income Trust	397	12,756
Urstadt Biddle Properties, Inc., Class A	716	12,208
Washington Real Estate Investment Trust	1,422	48,163
Winston Hotels, Inc.	795	9,389
		3,291,763

UTILITIES — 1.0%

Electric Utilities — 0.5%
Avista Corp.	1,654	29,226
Black Hills Corp.	1,101	33,779
Calpine Corp.†	14,651	57,725
Central Vermont Public Service Corp.	409	9,513
CH Energy Group, Inc.	536	25,755
Cleco Corp.	1,618	32,781
CMS Energy Corp.†	6,604	69,012
Duquesne Light Holdings, Inc.	2,597	48,954
El Paso Electric Co.†	1,619	30,664
Empire District Electric Co.	865	19,618
Headwaters, Inc.†	1,148	32,718
IDACORP, Inc.	1,307	39,955
MGE Energy, Inc.	681	24,536
PNM Resources, Inc.	1,984	50,175
Tripath Technology, Inc.†	1,169	1,461

Gas & Pipeline Utilities — 0.5%
American States Water Co.	566	14,716
Aquila, Inc.†	8,042	29,675
Atmos Energy Corp.	2,597	71,028
California Water Service Group	577	21,724
Cascade Natural Gas Corp.	380	8,056
Connecticut Water Service, Inc.	277	7,338
Energen Corp.	1,238	72,980
EnergySouth, Inc.	228	6,393
Laclede Group, Inc.	706	21,992
Middlesex Water Co.	383	7,254

New Jersey Resources Corp.		945	40,956
Nicor, Inc.		1,505	55,595
Northwest Natural Gas Co.		927	31,277
Peoples Energy Corp.		1,276	56,080
Piedmont Natural Gas Co., Inc.		2,596	60,331
Priceline.Com, Inc.†		817	19,273
SJW Corp.		217	7,899
Southwest Water Co.		599	8,056
			1,046,495

TOTAL COMMON STOCK (cost $86,322,787)			98,743,730

Preferred Stock — 0.0%

CONSUMER DISCRETIONARY — 0.0%

Housing & Household Durables — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00% (cost $275)		183	24

Bonds & Notes — 0.0%

MATERIALS — 0.0%

Metals & Minerals — 0.0%
Mueller Industries, Inc., 6.00% due 11/01/14
(cost $9,000)		$9,000	8,820

Warrants — 0.0%†

INFORMATION TECHNOLOGY — 0.0%

Computer Software — 0.0%
Microstrategy, Inc. Class A Expires 6/24/2007 (strike price $400) (cost $0)		18	2

Exchange-Traded Funds — 1.2%

FINANCE — 1.2%

Financial Services — 1.2%
iShares Russell 2000 Index Fund (cost $1,194,940)(3)		9,400	1,217,300

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $87,527,002)			99,969,876

Short-Term Investment Securities — 0.1%

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.14% due 03/17/05 (cost $59,732)(3)		$60,000	59,745

Repurchase Agreements — 4.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $634,048 and collateralized by $545,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $648,635		634,000	634,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.30%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $2,016,218 and collateralized by $1,725,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate value of $2,059,219		2,016,000	2,016,000
State Street Bank & Trust Co. Joint Repurchase Agreement (2)		2,370,000	2,370,000

TOTAL REPURCHASE AGREEMENTS (cost $5,020,000)			5,020,000

TOTAL INVESTMENTS — (cost $92,606,734)@	100.9%		105,049,621

Liabilities in excess of other assets—	(0.9)	(906,915)

NET ASSETS—	100.0%	$104,142,706

†                  Non-income producing security

@            See Note 4 for cost of investments on a tax basis.

#                 Security represents an investment in an affiliated company.

(1)          Fair valued securities; see note 1

(2)          See Note 2 for details of Joint Repurchase Agreement

(3)          The security or a portion thereof represents collateral for open futures contracts.

(4)          Illiquid security

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation/ (Depreciation)
2 Long	Russell 2000 Index	March 2005	$645,315	$653,950	$8,635

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

INTERNATIONAL EQUITY

PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 93.0%	Shares/Principal Amount/Warrants	Value (Note 1)

AUSTRALIA — 3.5%
Alumina, Ltd.	4,109	$19,133
Amcor, Ltd.	3,110	17,919
Amp, Ltd.	6,566	37,368
Ansell, Ltd.	562	3,934
Aristocrat Leisure, Ltd.	1,096	8,549
Australia & New Zealand Banking Group, Ltd.	6,435	103,864
Australian Gas Light Co., Ltd.	1,615	17,344
Australian Stock Exchange, Ltd.	364	5,821
AXA Asia Pacific Holdings, Ltd.	2,468	7,932
BHP Billiton, Ltd.	13,306	160,005
BHP Steel, Ltd.	2,592	16,763
Boral, Ltd.	2,059	11,089
Brambles Industries, Ltd.	3,424	18,654
Brambles Industries, PLC	2,562	12,801
Centro Properties Group	2,563	11,613
CFS Gandel Retail Trust(3)	5,060	6,346
Coca-Cola Amatil, Ltd.	1,623	10,344
Cochlear, Ltd.	192	3,800
Coles Myer, Ltd.	3,904	30,175
Commonwealth Bank of Australia	4,421	111,246
Commonwealth Property Office Fund(3)	4,634	4,541
Computershare, Ltd.	1,348	5,991
CSL, Ltd.	697	15,982
CSR, Ltd.	3,239	6,754
Db Rreef Trust	8,734	9,037
Foster’s Group, Ltd.	7,075	32,112
Futuris Corp., Ltd.	1,866	3,160
General Property Trust(3)	7,141	20,936
Harvey Norman Holding, Ltd.	1,869	4,615
Iluka Resources, Ltd.	823	4,058
Ing Industrial Fund(3)	2,412	4,084
Insurance Australia Group, Ltd.	5,637	28,413
Investa Property Group	5,113	9,058
James Hardie Industries NV	1,623	8,524
John Fairfax Holdings, Ltd.	3,212	11,456
Johnson Electric Holdings, Ltd.	5,500	5,342
Leighton Holdings, Ltd.	483	4,668
Lend Lease Corp., Ltd.	1,269	13,181
Lion Nathan, Ltd.	1,040	7,011
Macquarie Bank, Ltd.	777	28,323
Macquarie Goodman Industrial Trust(3)	5,886	10,935
Macquarie Infrastructure Group	6,856	18,273
Mayne Group, Ltd.	2,266	7,567
Mirvac Group	2,513	9,653
National Australia Bank, Ltd.	5,415	122,336
Newcrest Mining, Ltd.	42,364	579,499
Oil Search, Ltd.	262,100	371,883
OneSteel, Ltd.	1,962	3,953
Orica, Ltd.	955	15,249
Origin Energy, Ltd.	2,369	12,795
Pacific Brands, Ltd.	1,781	4,454
PaperlinX, Ltd.	1,579	5,842
Patrick Corp., Ltd.	1,922	9,914
Perpetual Trustees Australia, Ltd.	136	6,706
Promina Group	117,800	498,654
Publishing & Broadcasting, Ltd.	469	6,434
Qantas Airways Ltd.	3,100	9,016

QBE Insurance Group, Ltd.	20,873	251,162
Rinker Group, Ltd.	3,332	27,817
Rio Tinto, Ltd.	1,102	33,794
Santos, Ltd.	57,770	384,024
Sonic Healthcare, Ltd.	864	8,249
Southcorp, Ltd.†	2,239	7,530
Stockland Trust Group	4,482	21,046
Suncorp-Metway, Ltd.	1,908	25,995
TABCORP Holdings, Ltd.	1,807	24,491
Telstra Corp., Ltd.	7,601	29,256
Toll Holdings, Ltd.	853	8,552
Transurban Group	1,886	9,906
Wesfarmers, Ltd.	1,332	41,557
Westfield Group†	5,123	65,982
Westpac Banking Corp., Ltd.	6,293	96,146
WMC Resources, Ltd.	4,098	23,194
Woodside Petroleum, Ltd.	1,651	26,014
Woolworths, Ltd.	3,674	43,230
		3,663,054

AUSTRIA — 0.7%
Bank Austria Creditanstalt AG	130	11,751
Boehler-Uddeholm AG	27	3,412
Erste Bank der oesterreichischen Sparkassen AG	4,140	221,153
Flughafen Wien AG	37	2,801
Immofinanz Immobil Anlagen AG†	845	8,086
Mayr-Melnhof Karton AG	15	2,555
Oesterreichische Elektrizitaetswirtschafts AG, Class A	22	4,901
OMV AG	47	14,163
Radex Heraklith Industriebeteiligungs AG†	65	1,970
Telekom Austria AG	973	18,449
VA Technologie AG†	40	3,181
Voestalpine AG	91	7,069
Wienerberger AG	8,923	426,320
		725,811

BELGIUM — 0.4%
AGFA Gevaert NV	341	11,569
Barco NV	42	3,885
Bekaert NV	50	3,993
Belgacom SA†	576	24,897
Cofinimmo SA	18	2,946
Colruyt NV	63	10,242
Compagnie Maritime Belge SA	65	1,815
Dexia	2,211	50,850
Electrabel SA	98	43,692
Etablissements Delhaize Freres et Cie Le Lion	246	18,708
Euronav NV	65	1,687
Fortis	4,136	114,405
Groupe Bruxelles Lambert SA	245	19,948
InBev NV	610	23,664
KBC Bancassurance Holding	386	29,644
Mobistar SA†	100	9,372
Omega Pharma SA	75	3,593
S.A. D’Ieteren NV	10	1,855
Solvay SA, Class A	224	24,662
Suez SA†	285	4
Total SA†	72	1
UCB SA	309	15,708
Umicore	86	8,095
		425,235

Brazil — 0.5%
Uniao de Banco Brasilieros SA GDR	15,000	475,800

CANADA — 0.7%
Cott Corp.†	16,700	413,684
RONA, Inc.†	10,000	340,525
		754,209

CAYMAN ISLAND — 0.0%
Kingboard Chemical Holdings, Ltd.	2,000	4,246

DENMARK — 0.6%
AP Moller - Maersk A/S	3	24,778
Bang & Olufsen A/S	50	3,737
Carlsberg A/S, Class B	50	2,531
ColoplastA/S, Class B	100	5,491
Danisco A/S	148	9,033
Danske Bank A/S	1,509	46,255
DSV A/S	100	6,779
East Asiatic Co., Ltd. A/S	100	5,253
FLS Industries A/S, Class B†	100	1,882
GN Store Nord AS	35,600	383,806
H. Lundbeck A/S	400	8,917
ISS A/S	195	10,886
Kobenhavns Lufthavne A/S	25	5,313
NKT Holding A/S	100	2,915
Novo Nordisk A/S, Class B	875	47,807
Novozymes A/S	254	12,903
TDC A/S	615	26,044
Topdanmark A/S†	100	7,876
Vestas Wind Systems A/S†	537	6,673
William Demant Holding A/S†	100	4,696
		623,575

FINLAND — 0.7%
Amer Group, Ltd.	150	2,620
Elisa Corp.†	500	8,060
Fortum Oyj	1,105	20,457
KCI Konecranes Oyj	50	2,209
Kesko Oyj	300	7,320
Kone Corp., Class B	120	9,312
Metso Oyj	454	7,195
Nokia Oyj	16,552	261,430
Nokian Renkaat Oyj	40	6,079
Orion Oyj, Class B	300	4,857
Outokumpu Oyj	351	6,274
Pohjola Holding, PLC, Class D	250	2,885
Rautaruukki Oyj	400	4,752
Sampo Oyj, Class A	1,200	16,572
Stora Enso Oyj, Class R	19,823	303,663
TietoEnator Oyj	300	9,542
UPM-Kymmene Oyj	1,800	40,027
Uponor Oyj, Class A	200	3,741
Wartsila Oyj, Class B	300	6,394
		723,389

FRANCE — 8.3%
Accor SA	671	29,377
Air France-KLM	388	7,394
Air Liquide	386	71,355
Alcatel SA, Class A†	4,322	67,265
Alstom SA†	15,407	11,728
Atos Origin SA†	153	10,392
Autoroutes du Sud de la France	246	12,372
Axa	5,019	124,025
BNP Paribas SA	2,818	204,159
Bouygues SA	706	32,627
Business Objects SA†	236	5,960
Cap Gemini SA†	6,474	207,323

Carrefour SA	2,028	96,590
Cie Generale d’Optique Essilor International SA	348	27,270
CNP Assurances	123	8,811
Compagnie de Saint-Gobain	1,100	66,266
Compagnie Generale des Etablissements Michelin, Class B	507	32,521
Credit Agricole SA	13,203	398,405
Dassault Systemes SA	201	10,136
Establissements Economiques du Casino Guichard-Perrachon SA	115	9,191
France Telecom SA	5,240	173,503
Gecina SA	92	9,116
Groupe Danone	854	78,876
Hermes International	33	6,585
Imerys SA	112	9,401
Ipsos	4,200	439,581
Klepierre	82	7,262
L’Oreal SA	7,058	535,802
Lafarge SA	2,600	250,918
Lagardere Group S.C.A.	446	32,191
LVMH Moet Henessy Louis Vuitton SA	8,046	616,273
Neopost SA	6,300	489,819
PagesJaunes SA†	15,114	366,705
Pernod-Ricard SA	187	28,646
Peugeot SA	9,007	571,737
Pinault-Printemps-Redoute SA	2,593	259,582
Publicis Groupe	449	14,556
Renault SA	655	54,798
Sagem SA	325	6,852
Sanofi-Synthelabo SA	8,574	685,267
Schneider Electric SA	7,837	545,405
Societe BIC SA	114	5,733
Societe Generale	1,180	119,411
Societe Television Francaise 1	419	13,640
Sodexho Alliance SA	337	10,197
STMicroelectronics NV	2,081	40,590
Suez SA	2,845	75,872
Technip SA	68	12,570
Thales SA	273	13,106
Thomson SA	844	22,313
Total SA	6,988	1,526,399
Unibail	150	23,610
Valeo SA	261	10,927
Veolia Environnement	932	33,735
Vinci SA	258	34,648
Vivendi Universal SA†	3,606	115,135
Zodiac SA	133	6,192
		8,680,120

GERMANY — 4.3%
Adidas-Salomon AG	161	25,987
Allianz AG	1,089	144,470
Altana AG	248	15,678
AWD Holdings AG	12,400	519,125
BASF AG	1,848	133,130
Bayer AG	2,326	78,851
Bayerische Hypo-und Vereinsbank AG†	2,215	50,279
Bayerische Motoren Werke AG	6,103	275,411
Beiersdorf AG	60	6,981
Celesio AG	121	9,842
Commerzbank AG†	1,587	32,702
Continental AG	431	27,376
DaimlerChrysler AG	3,047	146,034
Deutsche Bank AG	1,732	153,778
Deutsche Boerse AG	6,814	410,118
Deutsche Lufthansa AG†	810	11,615

Deutsche Post AG	1,575	36,180
Deutsche Telekom AG†	9,659	218,598
Douglas Holding AG	117	4,135
E.ON AG	2,204	200,897
Epcos AG†	173	2,587
Fresenius Medical Care AG	123	9,899
HeidelbergCement AG	214	12,886
Hypo Real Estate Holding AG†	461	19,112
Infineon Technologies AG†	2,249	24,394
KarstadtQuelle AG	104	1,073
MAN AG	374	14,407
Merck KGaA	176	12,110
Metro AG	516	28,399
MLP AG	230	4,561
Muenchener Rueckversicherungs-Gesellschaft AG	650	79,914
Puma AG	1,757	483,133
RWE AG	1,389	76,841
SAP AG	2,860	510,811
Schering AG	4,675	349,561
Siemens AG	2,838	240,634
Suedzucker AG	185	3,847
ThyssenKrupp AG	1,092	24,046
TUI AG	442	10,466
Volkswagen AG	793	35,947
		4,445,815

GREECE — 1.0%
Alpha Bank A.E.	710	24,764
Coca-Cola Hellenic Bottling Co. SA	300	7,340
Cosmote Mobile Communications SA	420	8,403
EFG Eurobank Ergasias SA	667	22,901
Emporiki Bank of Greece SA	186	5,906
Folli - Follie SA	60	1,762
Germanos SA	90	2,667
Greek Organisation of Football Prognostics SA	11,840	327,342
Hellenic Duty Free Shops SA	70	1,227
Hellenic Petroleum SA	380	4,132
Hellenic Technodomiki Tev SA	316	1,426
Hellenic Telecommunications Organization SA	878	15,777
Hyatt Regency SA	150	1,713
Intracom SA	310	1,677
National Bank of Greece SA	882	29,108
Piraeus Bank SA	33,500	585,578
Public Power Corp.	370	10,350
Technical Olympic SA	290	1,569
Titan Cement Co. SA	210	6,223
Viohalco, Hellenic Copper and Aluminum Industry SA	390	3,552
		1,063,417

HONG KONG — 5.6%
ASM Pacific Technology, Ltd.	1,000	3,596
Bank of East Asia, Ltd.	4,800	14,914
BOC Hong Kong, Ltd.	13,500	25,792
Cathay Pacific Airways, Ltd.	4,000	7,565
Cheung Kong, Ltd.	5,000	50,015
Cheung Kong Infrastructure Holdings, Ltd.	2,000	5,790
China Merchants Holdings International Co., Ltd.	259,100	488,352
China Travel International Investment Hong Kong, Ltd.	1,090,000	350,586
CLP Holdings, Ltd.	6,400	36,723
Dah Sing Banking Group, Ltd.	39,280	81,363
Dah Sing Financial Group	73,676	571,099
Esprit Holdings, Ltd.	92,500	559,329
Giordano International, Ltd.	6,000	3,783

Hang Lung Properties, Ltd.	5,000	7,719
Hang Seng Bank, Ltd.	11,300	157,011
Henderson Land Development Co., Ltd.	3,000	15,632
Hong Kong & China Gas Co., Ltd.	13,392	27,740
Hong Kong Electric Holdings, Ltd.	5,000	22,836
Hong Kong Exchanges & Clearing, Ltd.	181,000	485,526
Hong Kong Land Holdings, Ltd.	183,247	485,605
Hopewell Holdings, Ltd.	2,000	5,133
Hutchison Whampoa, Ltd.	7,300	68,326
Hysan Development Co., Ltd.	3,000	6,291
Kerry Properties, Ltd.	2,000	4,271
Li & Fung, Ltd.	6,000	10,112
MTR Corp.	5,000	8,009
New World Development Co., Ltd.	7,126	7,976
Orient Overseas International, Ltd.	100,000	380,177
PCCW, Ltd.†	12,923	8,188
SCMP Group, Ltd.	4,000	1,660
Shangri-La Asia, Ltd.	4,000	5,867
Sino Land Co., Ltd.	496,600	491,955
Sun Hung Kai Properties, Ltd.	22,000	220,065
Swire Pacific, Ltd., Class A	3,500	29,269
Techtronic Industries Co.,Ltd.	325,900	712,790
Television Broadcasting, Ltd.	2,000	9,263
Texwinca Holdings, Ltd.	4,000	3,782
Wharf Holdings, Ltd.	5,000	17,497
Wing Hang Bank, Ltd.	46,000	322,539
Yue Yuen Industrial Holdings	62,000	170,301
		5,884,447

INDIA — 0.6%
ICICI Bank, Ltd. Sponsored ADR	29,500	594,425

IRELAND — 1.0%
Allied Irish Banks, PLC	3,052	63,678
Bank of Ireland	3,419	56,929
CRH, PLC	1,875	50,207
CRH, PLC	15,646	418,531
DCC, PLC	282	6,325
Depfa Bank, PLC	1,249	20,967
Eircom Group, PLC†	210	494
Elan Corp., PLC†	1,382	36,818
Fyffes, PLC	1,104	2,896
Grafton Group, PLC†(3)	168	1,827
Greencore Group, PLC	554	2,274
Icon, PLC Sponsored ADR†	10,000	386,500
Independent News & Media, PLC	1,967	6,203
Irish Life & Permanent, PLC	953	17,876
Kerry Group, PLC, Class A	461	11,060
Kingspan Group, PLC	411	3,939
Waterford Wedgewood, PLC†(3)	2,802	236
		1,086,760

ITALY — 4.5%
Alleanza Assicurazioni SpA	1,647	22,991
Arnoldo Mondadori Editore SpA	414	4,778
Assicurazione Generali SpA	3,387	114,956
Autogrill SpA†	406	6,782
Autostrade SpA	911	24,394
Banca Antonveneta SpA†	816	21,517
Banca Fideuram SpA	1,042	5,396
Banca Intesa SpA	154,126	741,615
Banca Intesa SpA	3,302	14,183
Banca Monte dei Paschi di Siena SpA	3,900	13,915
Banca Nazionale del Lavoro SpA†	4,317	12,880
Banca Popolare di Milano Scarl	1,395	12,363

Banche Popolari Unite SCRL	1,192	24,239
Banco Popolare di Verona e Novara SCRL	1,310	26,638
Benetton Group SpA	192	2,539
Bulgari SpA	20,972	259,121
Capitalia SpA	5,078	23,261
Davide Campari - Milano SpA	7,600	490,173
Edison SpA†	2,921	6,214
Enel SpA	8,634	84,850
Eni SpA	9,211	230,619
Fastweb†	7,800	449,319
Fiat SpA†	1,841	14,764
FinecoGroup SpA†	559	4,316
Finmeccanica SpA	20,913	18,960
Gruppo Editoriale L’Espresso SpA	613	3,699
Hera SpA†	174,200	501,976
Italcementi SpA	251	4,043
Luxottica Group SpA	483	9,835
Mediaset SpA	2,091	26,518
Mediobanca SpA	1,653	26,760
Mediolanum SpA	900	6,447
Milano Assicurazioni SpA	99,900	563,524
Pirelli & C Real Estate SpA	8,900	467,803
Pirelli & C SpA	6,476	8,732
Riunione Adriatica di Sicurtza SpA	1,069	24,179
Sanpaolo IMI SpA	3,409	49,117
Seat Pagine Gialle SpA†	14,362	6,618
Snam Rete Gas SpA	3,116	18,128
Telecom Italia Media SpA†	5,153	2,332
Telecom Italia Mobile SpA	13,436	100,446
Telecom Italia SpA (London)	29,196	119,451
Telecom Italia SpA (Milan)	20,522	66,668
Terna SpA†	3,500	10,038
Tiscali SpA†	662	2,456
UniCredito Italiano SpA	15,598	89,683
		4,739,236

JAPAN — 20.6%
77 Bank, Ltd.	1,000	7,036
Acom Co., Ltd.	250	18,713
Aderans Co., Ltd.	200	4,626
Advantest Corp.	200	17,156
Aeon Co., Ltd.	2,000	33,376
Aeon Credit Service Co., Ltd.	100	7,446
Aeon Mall Co., Ltd.	5,800	412,628
Aiful Corp.	150	16,498
Aisin Seiki Co., Ltd.	600	15,195
Ajinomoto Co., Inc.	2,000	23,812
Alfresa Holdings Corp.	100	3,669
All Nippon Airways Co., Ltd.	2,000	6,968
Amada Co., Ltd.	76,100	420,344
Amano Corp.	1,000	9,935
Anritsu Corp.	1,000	7,700
Aoyama Trading Co., Ltd.	200	5,446
Ariake Japan Co., Ltd.	100	2,410
Arisawa Manufacturing Co., Ltd.	10,000	453,791
Arrk Corp.	5,400	221,860
Asahi Breweries, Ltd.	1,300	16,099
Asahi Glass Co., Ltd.	2,000	22,055
Asahi Kasei Corp.	4,000	20,025
Asatsu-DK, Inc.	200	5,631
Autobacs Seven Co., Ltd.	100	2,923
Bandai Co., Ltd.	300	6,822
Bank of Fukuoka, Ltd.	2,000	13,175
Bank of Yokohama, Ltd.	4,000	25,217
Benesse Corp.	300	10,510
Bridgestone Corp.	2,000	39,817

Canon, Inc.	2,900	156,504
Capcom Co., Ltd.	200	1,901
Casio Computer Co., Ltd.	23,400	361,036
Central Glass Co., Ltd.	1,000	7,085
Central Japan Railway Co.	4	32,673
Chiba Bank, Ltd.	60,000	401,093
Chubu Electric Power Co., Inc.	2,300	55,216
Chugai Pharmaceutical Co., Ltd.	1,000	16,532
Circle K Sunkus Co., Ltd.†	200	5,143
Citizen Watch Co., Ltd.	1,000	9,613
Coca Cola West Japan Co., Ltd.	200	5,133
COMSYS Holdings Corp.	1,000	9,261
Credit Saison Co., Ltd.	11,700	425,891
CSK Corp.	200	9,056
Dai Nippon Printing Co., Ltd.	2,000	32,087
Daicel Chemical Industries, Ltd.	1,000	5,660
Daiichi Pharmaceutical Co., Ltd.	800	17,293
Daikin Industries, Ltd.	1,000	28,887
Daimaru, Inc.	1,000	8,188
Dainippon Ink & Chemicals, Inc.	3,000	6,909
Dainippon Screen Manufacturing Co., Ltd.	1,000	6,138
Daito Trust Construction Co., Ltd.	8,000	380,209
Daiwa House Industry Co., Ltd.	1,000	11,369
Daiwa Securities Group, Inc.	5,000	36,108
Denki Kagaku Kogyo Kabushiki Kaisha	2,000	6,656
Denso Corp.	1,800	48,219
Dentsu, Inc.	6	16,161
Diamond City Co., Ltd.	10,350	240,897
Don Quijote Co., Ltd.	6,100	311,340
Dowa Mining Co., Ltd.	1,000	6,509
East Japan Railway Co.	12	66,751
Ebara Corp.	1,000	4,616
Eisai Co., Ltd.	800	26,310
FamilyMart Co., Ltd.	300	8,739
Fanuc, Ltd.	5,900	385,771
Fast Retailing Co., Ltd.	100	7,612
Fuji Electric Co., Ltd.	2,000	5,387
Fuji Photo Film Co., Ltd.	1,000	36,499
Fuji Soft ABC, Inc.	200	6,617
Fuji Television Network, Inc.	2	4,333
Fujikura, Ltd.	2,000	9,212
Fujisawa Pharmaceutical Co., Ltd.	900	24,637
Fujitsu, Ltd.	6,000	39,055
Furukawa Electric Co., Ltd.†	2,000	11,086
Global Media Online, Inc.	19,600	457,148
Goodwill Group, Inc.	1	2,469
Gulliver International Co., Ltd.	2,900	387,723
Gunma Bank, Ltd.	2,000	11,613
Gunze, Ltd.	1,000	4,645
Hankyu Department Stores, Inc.	1,000	7,251
Hino Motors, Ltd.	1,000	7,427
Hirose Electric Co., Ltd.	200	23,382
Hitachi Cable, Ltd.	1,000	4,714
Hitachi Capital Corp.	200	4,128
Hitachi Chemical Co., Ltd.	400	7,159
Hitachi Construction Machinery Co., Ltd.	1,000	13,750
Hitachi Software Engineering Co., Ltd.	200	4,567
Hitachi, Ltd.	11,000	76,217
Hokkaido Electric Power Co., Inc.	700	13,765
Hokugin Financial Group, Inc.	4,000	10,930
Honda Motor Co., Ltd.	15,000	777,301
House Food Corp.	300	4,333
Hoya Corp.	300	33,873
Isetan Co., Ltd.	600	6,997

Ishihara Sangyo Kaisha, Ltd.	1,000	2,293
Ishikawajima-Harima Heavy Industries Co., Ltd.†	4,000	5,504
Ito En, Ltd.	100	5,192
Ito-Yokado Co., Ltd.	1,000	41,964
Itochu Corp.†	4,000	18,503
Itochu Techno-Science Corp.	200	8,002
Jafco Co., Ltd.	100	6,792
Japan Airlines Corp.†	3,000	8,695
Japan Cash Machine Co., Ltd.	7,000	297,843
Japan Real Estate Investment Corp.	1	8,432
Japan Retail Fund Investment Corp.	1	8,442
Japan Tobacco, Inc.	3	34,254
JFE Holding, Inc.	1,800	51,381
JGC Corp.	1,000	9,144
Joint Corp.	10,700	290,812
Joyo Bank, Ltd.	3,000	14,638
JS Group Corp.	1,000	18,161
JSR Corp.	600	13,145
Kajima Corp.	3,000	12,911
Kaken Pharmaceutical Co., Ltd.	1,000	6,587
Kamigumi Co., Ltd.	1,000	7,983
Kanebo, Ltd.†	200	2,908
Kaneka Corp.	1,000	11,320
Kansai Electric Power Co., Inc.	2,500	50,747
Kansai Paint Co., Ltd.	1,000	6,070
Kao Corp.	1,000	25,568
Katokichi Co., Ltd.	200	4,001
Kawasaki Heavy Industries, Ltd.	5,000	8,198
Kawasaki Kisen Kaisha, Ltd.	2,000	12,862
Keihin Electric Express Railway Co., Ltd.	2,000	12,316
Keio Electric Railway Co., Ltd.	2,000	11,730
Keyence Corp.	100	22,407
Kikkoman Corp.	1,000	9,535
Kinden Corp.	1,000	7,475
Kintetsu Corp.	6,000	20,728
Kirin Brewery Co., Ltd.	2,000	19,694
Kobe Steel, Ltd.	8,000	12,257
Kokuyo Co., Ltd.	300	3,622
Komatsu, Ltd.	3,000	20,992
Konami Corp.	300	6,953
Konica Minolta Holdings, Inc.	20,500	272,080
Kose Corp.	11,200	491,851
Koyo Seiko Co., Ltd.	1,000	14,072
Kubota Corp.	3,000	14,873
Kuraray Co., Ltd.	1,000	8,969
Kurita Water Industries, Ltd.	400	5,754
Kyocera Corp.	500	38,499
Kyowa Hakko Kogyo Co., Ltd.	1,000	7,514
Kyushu Electric Power Co., Inc.	1,400	28,281
Lawson, Inc.	200	7,378
Leopalace21 Corp.	500	8,803
Mabuchi Motor Co., Ltd.	200	14,424
Makita Corp.	1,000	17,488
Marubeni Corp.	5,000	13,858
Marui Co., Ltd.	1,100	14,728
Matsumotokiyoshi Co., Ltd.	14,600	416,044
Matsushita Electric Industrial Co., Ltd.	7,000	111,076
Matsushita Electric Works, Ltd.	2,000	17,430
MEDICEO Holdings Co., Ltd.	400	4,501
Meiji Dairies Corp.	1,000	5,933
Meiji Seika Kaisha, Ltd.	2,000	9,232
Meitec Corp.	200	7,456
Millea Holdings, Inc.	33	489,509
Minebea Co., Ltd.	2,000	8,725
Misumi Corp.	12,000	348,980

Mitsubishi Chemical Corp.	5,000	15,224
Mitsubishi Corp.	3,000	38,763
Mitsubishi Electric Corp.	6,000	29,394
Mitsubishi Estate Co., Ltd.	3,000	35,132
Mitsubishi Gas Chemical Co., Inc.	2,000	9,427
Mitsubishi Heavy Industries, Ltd.	10,000	28,399
Mitsubishi Logistcs Corp.	1,000	9,857
Mitsubishi Materials Corp.	4,000	8,393
Mitsubishi Rayon Co., Ltd.	2,000	7,280
Mitsubishi Tokyo Financial Group, Inc.	16	162,389
Mitsui & Co., Ltd.	4,000	35,874
Mitsui Chemicals, Inc.	2,000	10,891
Mitsui Engineering & Shipbuilding Co., Ltd.	3,000	5,123
Mitsui Fudosan Co., Ltd.	41,000	498,146
Mitsui Mining & Smelting Co., Ltd.	80,000	352,884
Mitsui O.S.K. Lines, Ltd.	3,000	18,005
Mitsui Sumitomo Insurance Co., Ltd.	4,000	34,742
Mitsui Trust Holdings, Inc.	1,000	9,993
Mitsukoshi, Ltd.	2,000	9,720
Mitsumi Electric Co., Ltd.	300	3,431
Mizuho Financial Group, Inc.	27	135,962
Murata Manufacturing Co., Ltd.	700	39,143
Namco, Ltd.	300	3,938
NEC Corp.	5,000	31,082
NEC Electronics Corp.	200	9,759
NET One Systems Co., Ltd.	2	8,334
NGK Insulators, Ltd.	1,000	9,564
NGK Spark Plug Co., Ltd.	1,000	10,354
Nichii Gakkan Co.	100	3,240
Nichirei Corp.	1,000	3,982
Nidec Corp.	100	12,189
Nikko Cordial Corp.	5,000	26,496
Nikon Corp.	1,000	12,355
Nintendo Co., Ltd.	300	37,679
Nippon Building Fund, Inc.	2	17,059
Nippon Express Co., Ltd.	3,000	14,785
Nippon Kayaku Co., Ltd.	1,000	5,582
Nippon Light Metal Co., Ltd.	2,000	5,055
Nippon Meat Packers, Inc.	1,000	13,555
Nippon Mining Holdings, Inc.	2,500	11,760
Nippon Oil Corp.	4,000	25,647
Nippon Paper Group, Inc.	3	13,467
Nippon Sheet Glass Co., Ltd.	2,000	8,276
Nippon Shokubai Co., Ltd.	1,000	8,666
Nippon Steel Corp.	21,000	51,439
Nippon Telegraph & Telephone Corp.	18	80,804
Nippon Yusen Kabushiki Kaisha	3,000	16,161
Nishimatsu Construction Co., Ltd.	1,000	3,484
Nissan Chemical Industries, Ltd.	1,000	7,876
Nissan Motor Co., Ltd.	8,800	95,669
Nisshin Seifun Group, Inc.	1,000	11,086
Nisshin Steel Co., Ltd.	3,000	6,909
Nisshinbo Industries, Inc.	1,000	7,485
Nissin Food Products Co., Ltd.	300	7,524
Nitori Co.	6,700	437,426
Nitto Denko Corp.	500	27,423
Nok Corp.	300	9,398
Nomura Research Institute, Ltd.	100	9,369
Nomura Securities Co., Ltd.	36,000	524,876
NSK, Ltd.	2,000	10,052
NTN Corp.	1,000	5,738
NTT Data Corp.	5	16,151
NTT DoCoMo, Inc.	114	210,266
Obayashi Corp.	2,000	12,609
OBIC Business Consultants, Ltd.	4,350	224,144

Obic Co., Ltd.	900	178,735
Odakyu Electric Railway Co., Ltd.	3,000	17,390
Oji Paper Co., Ltd.	2,000	11,477
Oki Electric Industry Co., Ltd.†	2,000	8,607
Okumura Corp.	1,000	6,324
Olympus Corp.	1,000	21,323
Omron Corp.	800	19,089
Onward Kashiyama Co., Ltd.	1,000	14,551
Oracle Corp. Japan	200	10,364
Oriental Land Co, Ltd.	200	13,897
Orix Corp.	200	27,169
Osaka Gas Co., Ltd.	7,000	21,860
Park24 Co., Ltd.	24,720	443,884
Pioneer Corp.	500	9,759
Promise Co., Ltd.	300	21,431
QP Corp.	300	2,609
Rakuten, Inc.(6)	1	1,142
Rakuten, Inc.(4)	9	8,080
Rengo Co., Ltd.	72,200	324,114
Resona Holdings, Inc.†	16,000	32,478
Ricoh Co., Ltd.	27,000	520,923
Rinnai Corp.	11,600	311,311
Rohm Co., Ltd.	300	31,033
Ryohin Keikaku Co., Ltd.	100	5,026
Saizeriya Co.	200	3,423
Sanden Corp.	1,000	6,187
Sanken Electric Co., Ltd.	1,000	13,087
Sankyo Co., Ltd.	1,300	29,370
Sankyo Co., Ltd.	200	10,110
Sanwa Shutter Corp	1,000	5,602
Sanyo Electric Co., Ltd.	5,000	17,273
Sapporo Holdings, Ltd.	1,000	4,733
SECOM Co., Ltd.	500	20,006
Sega Sammy Holdings, Inc.	184	10,110
Seiko Epson Corp.	400	17,800
Seino Transportation Co., Ltd.	1,000	9,369
Sekisui Chemical Co., Ltd.	2,000	14,619
Sekisui House, Ltd.	2,000	23,304
Seven-Eleven Japan Co., Ltd.	1,000	31,521
Sharp Corp.	3,000	48,980
Shimachu Co.	200	4,948
Shimamura Co., Ltd.	100	7,300
Shimano, Inc.	300	8,564
Shimizu Corp.	2,000	10,032
Shin-Etsu Chemical Co., Ltd.	11,800	483,654
Shinko Electric Industries Co., Ltd.	8,800	270,518
Shinsei Bank, Ltd.	41,000	279,282
Shionogi & Co., Ltd.	1,000	13,828
Shiseido Co., Ltd.	1,000	14,482
Shizuoka Bank, Ltd.	2,000	18,952
Showa Denko KK	4,000	10,305
Showa Shell Sekiyu KK	600	5,463
Skylark Co., Ltd.	300	5,159
Smartone Telecommunications Holdings, Ltd.	1,500	1,679
SMC Corp.	200	22,895
Snow Brand Milk Products Co., Ltd.†	500	1,537
Softbank Corp.	800	38,958
Sojitz Holdings Corp.†	700	3,033
Sompo Japan Insurance, Inc.	2,000	20,377
Sony Corp.	3,200	123,665
Stanley Electric Co., Ltd.	500	8,568
Sumitomo Bakelite Co., Ltd.	1,000	6,314
Sumitomo Chemical Co., Ltd.	4,000	19,596
Sumitomo Corp.	35,000	301,942
Sumitomo Electric Industries, Ltd.	2,000	21,762

Sumitomo Heavy Industries, Ltd. †	2,000	7,436
Sumitomo Metal Industries, Ltd.	12,000	16,278
Sumitomo Metal Mining Co., Ltd.	1,000	7,144
Sumitomo Mitsui Financial Group, Inc.	14	101,786
Sumitomo Osaka Cement Co., Ltd.	2,000	4,899
Sumitomo Realty & Development Co., Ltd.	1,000	13,038
Sumitomo Rubber Industries, Ltd.	44,100	412,725
Sumitomo Trust & Banking Co., Ltd.	4,000	28,926
Suruga Bank, Ltd.	1,000	7,983
Suzuken Co., Ltd.	200	5,367
T&D Holdings Inc †	641	30,652
Taiheiyo Cement Corp.	2,000	4,977
Taisei Corp.	2,000	7,788
Taisho Pharmaceutical Co., Ltd.	1,000	21,762
Taiyo Nippon Sanso Corp.	1,000	5,865
Taiyo Yuden Co., Ltd.	1,000	11,633
Takara Shuzo Co.	1,000	6,509
Takashimaya Co., Ltd.	1,000	9,622
Take & Give Needs Co., Ltd. †	300	304,479
Takeda Pharmaceutical Co., Ltd.	3,100	156,104
Takefuji Corp.	230	15,555
Takuma Co., Ltd.	1,000	7,875
TDK Corp.	400	29,628
Teijin, Ltd.	2,000	8,685
Teikoku OIL Co., Ltd.	1,000	5,563
Terumo Corp.	500	13,467
THK Co., Ltd.	400	7,924
TIS, Inc.	8,200	359,305
Tobu Railway Co., Ltd.	3,000	11,418
Toda Construction Co	1,000	4,879
Toho Co., Ltd.	500	7,900
Tohoku Electric Power Co., Inc.	1,500	26,935
Tokyo Broadcasting System, Inc.	200	3,261
Tokyo Electric Power Co., Inc.	4,000	98,175
Tokyo Electron, Ltd.	600	36,947
Tokyo Gas Co., Ltd.	8,000	32,790
Tokyo Style Co., Ltd.	1,000	11,740
Tokyu Corp.	3,000	16,219
Tokyu Land Corp	2,000	8,354
TonenGeneral Sekiyu KK	1,000	9,105
Toppan Printing Co., Ltd.	2,000	22,192
Toray Industries, Inc.	4,000	18,737
Toshiba Corp.	10,000	42,939
Tosoh Corp.	2,000	8,998
Toto, Ltd.	2,000	19,089
Toyo Seikan Kaisha, Ltd.	1,000	18,444
Toyobo Co., Ltd.	2,000	4,821
Toyoda Gosei Co., Ltd.	300	6,104
Toyota Industries Corp.	700	17,488
Toyota Motor Corp.	10,200	415,087
Ube Industries, Ltd. †	3,000	5,065
UFJ Holdings, Inc. †	13	78,784
Uni-Charm Corp.	200	9,583
Uniden Corp.	1,000	19,713
Ushio, Inc.	1,000	18,688
USS Co., Ltd.	4,380	367,600
Wacoal Corp.	1,000	11,994
West Japan Railway Co.	88	355,538
World Co., Ltd.	200	7,026
Yahoo! Japan Corp. †	6	28,808
Yamada Denki Co., Ltd.	300	12,853
Yamaha Corp.	500	7,632
Yamaha Motor Co., Ltd.	1,000	15,009
Yamanouchi Pharmaceutical Co., Ltd.	1,000	38,938
Yamato Transport Co., Ltd.	1,000	14,834
Yamazaki Baking Co., Ltd.	1,000	9,310

Yokogawa Electric Corp.	1,000	13,370
Zeon Corp.	1,000	8,393
		21,598,689

LUXEMBOURG — 0.5%
Arcelor	1,698	39,167
Gemplus International SA †	199,600	463,933
Oriflame Cosmetics SA SDR †	200	4,635
		507,735

NETHERLANDS — 3.5%
Aalberts Industries NV	8,900	431,874
ABN AMRO Holdings NV	5,535	146,632
Aegon NV	4,875	66,462
Akzo Nobel NV	962	41,032
ASML Holding NV †	1,711	27,466
Corio NV	155	9,081
DSM NV	268	17,347
Euronext NV	346	10,568
Europeon Aeronautic Defense and Space Co.	12,955	376,658
Getronics NV †	1,802	4,115
Hagemeyer NV †	1,826	4,219
Heineken NV	867	28,908
IHC Caland NV	112	7,116
ING Groep NV	19,319	584,533
Koninklijke (Royal) KPN NV	7,054	67,021
Koninklijke (Royal) Philips Electronics NV	4,659	123,552
Koninklijke (Royal) P&O Nedlloyd NV	9,850	446,778
Koninklijke Ahold NV †	5,499	42,605
Koninklijke Vendex KBB NV †(2)(5)	283	5,924
Norsk Hydro ASA	533	41,977
Oce NV	278	4,255
Orkla ASA	721	23,690
Qiagen NV †	467	5,110
Randstad Holding NV	164	6,453
Reed Elsevier NV	2,488	33,920
Rodamco Europe NV	159	12,621
Royal Dutch Petroleum Co.	7,375	424,536
Royal Numico NV †	529	19,076
Storebrand ASA	700	6,761
TPG NV	1,338	36,337
Unilever NV	2,023	135,646
Vedior NV	588	9,583
VNU NV	15,497	457,727
Wereldhave NV	74	8,047
Wolters Kluwer NV	1,001	20,096
		3,687,726

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	865	4,986
Carter Holt Harvey, Ltd.	2,304	3,445
Contact Energy, Ltd.	1,021	4,720
Fisher & Paykel Appliances Holdings, Ltd.	881	2,736
Fisher & Paykel Healthcare Corp.	1,618	3,787
Fletcher Building, Ltd.	1,547	7,397
Fletcher Challenge Forest, Ltd. †	197	313
Independent Newpapers, Ltd.	388	1,611
NGC Holdings, Ltd.	548	1,227
Sky City Entertainment Group, Ltd.	1,474	5,728
Sky Network Television, Ltd. †	345	1,533
Telecom Corp. of New Zealand, Ltd.	6,860	30,473
Tower, Ltd. †	1,021	1,578
Warehouse Group, Ltd.	486	1,274

Waste Management NZ, Ltd.	352	1,437
		72,245

NORWAY — 0.4%
Den Norke Bank ASA	2,154	21,249
Frontline, Ltd.	100	4,450
Norske Skogindustrier ASA	320	6,921
Petroleum Geo-Services ASA †	50	3,125
Schibsted ASA	200	5,680
Statoil ASA	2,026	31,778
Tanderg ASA	400	4,970
Telenor ASA	39,518	358,860
Tomra Systems ASA	600	3,299
Yara International ASA †	653	8,598
		448,930

PORTUGAL — 0.1%
Banco BPI SA	1,210	4,901
Banco Comercial Portugues SA	6,342	16,293
Banco Espirito Santo SA	372	6,725
Brisa-Auto Estradas de Portugal SA	1,275	11,698
Cimpor Cimentos De Portugal SA	714	4,028
Electricidade de Portugal SA	6,373	19,317
Jeronimo Martins, SGPS, SA †	134	1,767
Portugal Telecom SGPS SA	2,887	35,710
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	167	4,197
Sonae SGPS SA	3,185	4,632
		109,268

RUSSIA — 0.5%
Mobile Telesystems Sponsored ADR	800	110,808
Vimpel-Communication Sponsored ADR †	10,800	390,312
		501,120

SINGAPORE — 1.5%
Allgreen Properties, Ltd.	2,000	1,323
Altadis SA	952	43,608
Ascendas Real Estate Investment Trust	3,000	3,143
Banco Bilbao Vizcaya Argentaria SA	43,588	773,173
Capitaland, Ltd.	4,000	5,219
Capitamall Trust	3,000	3,234
Chartered Semiconductors Manufacturing, Ltd. †	4,000	2,401
City Developments, Ltd.	2,000	8,699
Comfortdelgro Corp., Ltd.	7,000	6,647
Creative Technology, Ltd.	200	2,989
Datacraft Asia, Ltd. †	1,000	1,080
DBS Group Holdings, Ltd.	4,163	41,059
Endesa SA	3,373	79,270
Haw Parnership Corp., Ltd.	1,040	3,281
Iberdrola SA	2,712	68,933
Jardine Cycle & Carriage, Ltd.	1,000	6,493
Keppel Corp., Ltd.	2,000	10,537
Keppel Land, Ltd.	168,000	231,561
Neptune Orient Lines, Ltd. †	2,000	3,676
Oversea-Chinese Banking Corp., Ltd.	3,050	25,224
Parkway Holdings, Ltd.	3,000	2,757
SembCorp Industries, Ltd.	4,000	3,970
SembCorp Logistics, Ltd.	2,000	2,120
SembCorp Marine, Ltd.	2,000	1,666
Singapore Airlines, Ltd.	2,000	13,967
Singapore Exchange, Ltd.	3,000	3,290
Singapore Land, Ltd.	1,000	2,904
Singapore Post, Ltd.	5,000	2,726
Singapore Press Holdings, Ltd.	6,250	17,612

Singapore Technologies Engineering, Ltd.	5,000	7,137
Singapore Telecommunications, Ltd.	20,580	30,005
SMRT Corp.	3,000	1,617
STATS ChipPAC, Ltd. †	4,000	2,475
United Overseas Bank, Ltd.	17,000	143,715
United Overseas Land, Ltd.	2,000	2,475
Venture Corp., Ltd.	1,000	9,740
Wing Tai Holdings, Ltd.	2,000	1,225
		1,570,951

SOUTH KOREA — 1.2%
Electrolux AB, Class B	940	21,501
Hyundai Motor Co. GDR †*(5)	24,106	626,756
NHN Corp	3,660	295,218
Samsung Electronics Co., Ltd. GDR (London) *	600	131,400
Samsung Electronics Co., Ltd. GDR (New York) †*	600	131,400
		1,206,275

SPAIN — 4.7%
Abertis Infraestructuras SA	911	20,060
Acciona SA	102	9,026
Acerinox SA	652	10,466
ACS, Actividades de Construccion y Servicios, SA	14,064	321,157
Amadeus Global Travel Distrubution SA, Class A	1,148	11,812
Antena 3 de Television SA †	70	5,057
Banco Popular Espanol SA	563	37,115
Banco Santander Central Hispano SA	15,192	188,532
Cintra Concesiones de Infraestructuras de Transporte SA	600	6,590
Corp Mapfre SA	33,881	499,212
Fadesa Inmobiliar SA †	25,600	495,854
Fomento de Construcciones y Contratas SA	162	7,802
Gamesa Corp Tecnologica SA	388	5,432
Gas Natural SDG, SA	555	17,170
Gestevision Telecinco SA †	23,100	476,632
Grupo Empresarial Ence SA	8,200	251,116
Grupo Ferrovial SA	224	11,972
Iberia Lineas Aereas de Espana SA	108,647	376,580
Indra Sistemas SA	30,446	520,193
Industria de Diseno Textil SA	772	22,771
Metrovacesa SA	136	6,322
NH Hoteles SA	274	3,635
Promotora de Informaciones SA	272	5,775
Prosegur, Compania de Securidad SA	24,200	476,303
Repsol YPF SA	3,241	84,406
Sacyr Vallehermoso SA	377	6,226
Sociedad General de Aguas de Barcelona SA	204	4,265
Sogecable SA †	134	5,949
Telefonica Publicidad e Informacion SA	587	5,441
Telefonica SA	50,763	956,334
Union Fenosa SA	754	19,831
Zeltia SA	532	3,724
		4,872,760

SWEDEN — 2.1%
Alfa Laval AB	200	3,235
Assa Abloy AB, Class B	1,000	17,079
Atlas Copco AB, Class A	352	15,891
Atlas Copco AB, Class B	200	8,352
Axfood AB	150	5,079
Billerud AB	100	1,783
Capio AB †	400	4,755
Castellum AB	200	7,163
D Carnegie & Co. AB	300	3,882

Elekta AB, Class B †	200	5,763
Eniro AB	600	6,140
Gambro AB, Class A	700	9,981
Gambro AB, Class B	700	9,822
Getinge AB	38,400	478,165
Hennes & Mauritz AB, Class B	1,650	57,480
Holmen AB, Class B	200	6,922
Lundin Petroleum AB †	500	2,867
Modern Times Group AB, B Shares †	181	4,930
Nordea Bank AB	7,700	77,633
OMX AB †	400	5,116
Sandvik AB	700	28,230
Sas AB †	200	1,806
Scania AB, Class B	400	15,830
Securitas AB, Class B	892	15,302
Skandia Forsakrings AB	96,625	481,278
Skandinaviska Enskilda Banken AB, Class A	1,600	30,939
Skanska AB, Class B	1,116	13,393
SKF AB, Class B	269	11,982
SSAB Svenskt Stal AB, Series A	200	4,815
SSAB Svenskt Stal AB, Series B	200	4,710
Svenska Cellulosa AB, Class B	633	27,004
Svenska Handelsbanken AB, Class A	1,773	46,156
Swedish Match AB	1,000	11,587
Tele2 AB, Class B	350	13,746
Telefonaktiebolaget LM Ericsson, Class B †	209,209	667,414
TeliaSonera AB	6,459	38,684
Trelleborg AB, Class B	200	3,401
Volvo AB, Class A	400	15,259
Volvo AB, Class B	770	30,532
Wihlborgs Fastighe AB	300	6,320
WM-data AB, Class B	2,000	4,334
		2,204,760

SWITZERLAND — 6.1%
ABB, Ltd. †	6,596	36,835
Actelion NV †	3,700	380,054
Adecco SA	463	23,311
Ciba Specialty Chemicals AG †	242	18,409
Clariant AG	814	13,136
Compagnie Financiere Richemont AG, Class A (3)	1,847	61,480
Credit Suisse Group †	16,774	705,125
Geberit AG	662	484,376
Givaudan SA	25	16,467
Holcim, Ltd.	569	34,277
Kudelski SA †	115	4,227
Kuoni Reisen Holdings AG	10	4,397
Logitech International SA †	152	9,290
Lonza Group AG	133	7,486
Micronas Semiconductor Holdings AG †	112	5,491
Nestle SA	4,654	1,217,628
Nobel Biocare Holding AG	2,981	540,046
Novartis AG	22,844	1,151,140
Phonak Holding AG	151	4,980
Rieter Holding AG	15	4,353
Roche Holdings AG-Genusschein	2,487	286,297
Schindler Holding AG	19	7,536
Serono SA, Class B	22	14,491
SEZ Holding AG †	3,300	81,549
Societe Generale Surveillance Holdings SA	15	10,507
Straumann Holding AG	28	5,811
Sulzer AG	12	4,773
Swatch Group AG	219	6,510

Swatch Group AG, Class B	118	17,320
Swiss Re	1,140	81,307
Swisscom AG	93	36,641
Syngenta AG †	378	40,157
Synthes, Inc.	162	18,165
UBS AG	3,784	317,302
Unaxis Holding AG	40	3,975
Valora Holdings AG	12	2,955
Zurich Financial Services AG †	4,423	737,491
		6,395,295

TAIWAN — 0.5%
Hon Hai Precision Industry Co., Ltd. GDR	51,184	482,665

UNITED KINGDOM — 18.8%
3i Group, PLC	2,172	27,772
Aegis Group, PLC	3,938	8,165
Aggreko, PLC	900	2,903
Alliance Unichem, PLC	882	12,776
AMEC, PLC	1,058	6,048
Amvescap, PLC	2,581	15,894
Anglo American, PLC	5,000	118,266
ARM Holdings, PLC	3,622	7,684
Arriva, PLC	686	7,112
Associated British Ports Holdings, PLC	1,129	10,296
AstraZeneca, PLC	5,893	213,721
Aviva, PLC	8,006	96,528
AWG, PLC †	31,500	496,818
BAA, PLC	3,791	42,506
BAE Systems, PLC	10,833	47,940
Balfour Beatty, PLC	1,487	9,000
Barclays, PLC	22,847	257,043
Barratt Developments, PLC	848	9,679
BBA Group, PLC	1,597	8,761
Bellway, PLC	394	6,165
Berkeley Group Holdings, PLC	383	5,949
BG Group, PLC	12,506	84,996
BHP Billiton, PLC	8,737	102,406
BOC Group, PLC	1,765	33,666
Boots Group, PLC	2,692	33,879
BP, PLC	76,866	749,682
BPB Industries, PLC	1,758	15,973
British Airways, PLC †	1,916	8,645
British American Tobacco, PLC	5,723	98,614
British Land Co., PLC	1,833	31,532
British Sky Broadcasting Group, PLC	34,311	370,210
BT Group, PLC	30,283	118,025
Bunzl, PLC	1,589	13,255
Cable & Wireless, PLC	8,455	19,358
Cadbury Schweppes, PLC	7,326	68,216
Cairn Energy, PLC †	17,100	357,850
Capita Group, PLC	2,343	16,453
Carnival, PLC	10,571	644,984
Cattles, PLC	1,161	8,180
Centrica, PLC	13,539	61,410
Close Brothers Group, PLC	433	6,106
Cobham, PLC	392	9,310
Compass Group, PLC	7,626	36,054
Cookson Group, PLC †	6,707	4,571
Corus Group, PLC †	14,128	13,698
CSR, PLC †	54,400	407,326
Daily Mail & General Trust	1,069	15,229
Davis Service Group, PLC	717	5,644
De La Rue, PLC	649	4,324
Diageo, PLC	10,811	154,218

Dixons Group, PLC	6,831	19,935
Eircom Group, PLC †	1,492	3,529
Electrocomponents, PLC	1,541	8,425
EMAP, PLC	909	14,232
EMI Group, PLC	2,795	14,220
Enterprise Inns, PLC	1,236	18,865
Exel, PLC	17,036	236,475
FirstGroup, PLC	1,411	9,448
FKI, PLC	2,058	4,603
Friends Provident, PLC	7,041	20,818
George Wimpey, PLC	1,377	10,694
GKN, PLC	2,598	11,796
GlaxoSmithKline, PLC	50,174	1,177,142
Grafton Group, PLC (Ireland) †(3)	548	5,922
Great Portland Estates, PLC	431	2,722
Group 4 Securicor, PLC †	4,026	10,821
GUS, PLC	3,582	64,541
Hammerson, PLC	980	16,341
Hanson, PLC	2,609	22,403
Hays, PLC	6,144	14,656
HBOS, PLC	49,204	801,079
Hilton Group, PLC	5,601	30,593
HMV Group, PLC	1,360	6,789
HSBC Holdings, PLC (London)	39,226	661,975
ICAP, PLC	1,712	8,932
IMI, PLC	1,250	9,450
Imperial Chemical Industries, PLC	4,216	19,507
Imperial Tobacco Group, PLC	2,581	70,712
Inchcape, PLC	266	9,984
Intercontinental Hotels Group, PLC	2,233	27,759
Intertek Group, PLC	36,048	487,921
Invensys, PLC †	20,131	5,991
ITV, PLC	14,721	29,747
J. Sainsbury, PLC	4,815	25,006
Johnson Matthey, PLC	781	14,815
Kelda Group, PLC	1,329	16,139
Kesa Electricals, PLC	82,874	449,486
Kidde, PLC	2,978	9,520
Kingfisher, PLC	8,268	49,169
Land Securities Group, PLC	1,651	44,377
Legal & General Group, PLC	23,029	48,635
Liberty International, PLC	855	15,931
Linde AG	295	18,469
Lloyds TSB Group, PLC	19,809	179,888
LogicaCMG, PLC	2,656	9,829
London Stock Exchange, PLC	901	10,068
Man Group, PLC	8,749	247,255
Marconi Corp., PLC †	708	7,646
Marks & Spencer Group, PLC	5,824	38,353
Meggitt, PLC	1,513	7,603
Mfi Furniture Group, PLC	2,200	5,237
Michael Page International, PLC	117,200	420,773
Misys, PLC	1,856	7,456
Mitchells & Butler, PLC	1,848	12,063
mm02, PLC †	117,984	278,050
National Express Group, PLC	491	7,782
National Grid Group, PLC	10,932	104,102
National Power, PLC †	5,212	15,460
Next, PLC	16,034	507,931
Northgate, PLC	20,700	339,396
Novar, PLC	1,525	5,512
Paladin Resources, PLC	83,600	280,882
Pearson, PLC	2,840	34,269
Peninsular & Oriental Steam Navigation Co.	2,611	14,913
Persimmon, PLC	966	12,815

Peter Hambro Mining, PLC †	20,600	199,727
Pilkington, PLC	3,643	7,694
Premier Farnell, PLC	1,284	4,215
Provident Financial, PLC	902	11,637
Prudential, PLC	63,314	550,652
Punch Taverns, PLC	884	11,719
Rank Group, PLC	2,116	10,725
Reckitt Benckiser, PLC	9,717	293,640
Reed Elsevier, PLC	4,503	41,541
Rentokil Initial, PLC	6,407	18,174
Reuters Group, PLC	5,073	36,767
Rexam, PLC	1,946	17,168
Rio Tinto, PLC	3,778	111,194
RMC Group, PLC	801	13,056
Rolls Royce Group, PLC	5,429	25,745
Rolls Royce Group, PLC, Class B	154,293	296
Royal & Sun Alliance Insurance Group, PLC	10,228	15,218
Royal Bank of Scotland Group, PLC	30,339	1,020,503
RT Group, PLC †(2)(5)	207	68
Ryanair Holdings, PLC Sponsored ADR †	133	5,420
SABMiller, PLC	2,832	46,977
Sage Group, PLC	4,531	17,594
Schroders, PLC	440	6,344
Scottish & Newcastle, PLC	2,851	23,851
Scottish and Southern Energy, PLC	3,035	50,840
Scottish Power, PLC	6,582	50,958
Serco Group, PLC	1,540	7,096
Severn Trent, PLC	18,698	347,137
Shell Transport & Trading Co., PLC	91,343	778,641
Signet Group, PLC	6,133	12,952
Slough Estates, PLC	1,483	15,660
Smith & Nephew, PLC	3,310	33,871
Smiths Group, PLC	1,986	31,342
SSL International, PLC	670	4,052
Stagecoach Group, PLC	2,817	6,152
Tate & Lyle, PLC	1,452	13,179
Taylor Woodrow, PLC	2,068	10,799
Tesco, PLC	27,392	169,208
Tomkins, PLC	2,734	13,346
Trinity Mirror, PLC	1,042	12,723
Unilever, PLC	9,791	96,151
United Business Media, PLC	1,188	10,948
United Utilities, PLC	1,972	23,852
United Utilities, PLC Class A	1,095	9,408
Vodafone Group, PLC	710,401	1,926,509
Whitbread, PLC	1,053	17,113
William Hill, PLC	1,435	15,539
William Morrison Supermarkets, PLC	76,298	303,223
Wolseley, PLC	27,185	508,094
WPP Group, PLC	64,690	711,657
Yell Group, PLC	2,470	20,866
		19,692,938

TOTAL COMMON STOCK (cost $79,686,330)		97,240,896

Preferred Stock — 0.1%

GERMANY — 0.1%
Fresenius Medical Care AG	92	5,333
Henkel KGaA	210	18,268
Porsche AG	27	17,231
ProSieben SAT.1 Media AG	290	5,321
RWE AG	139	6,464
Volkswagen AG	372	12,343
		64,960

NEW ZEALAND — 0.0%
Tenon, Ltd. †	330	520

TOTAL PREFERRED STOCK (cost $52,732)		65,480

Warrants — 0.0%†

CAYMAN ISLAND — 0.0%
Kingboard Chemical Holdings, Ltd. Expires 12/31/06 (strike price $20) (2)(5)	200	107

HONG KONG — 0.0%
Hopewell Highway Infrastructure, Ltd. Expires 08/05/06 (strike price $4.18) (2)	100	28

SINGAPORE — 0.0%
City Developments, Ltd. Expires 05/10/06 (strike price $2.50) (2)	100	279

TOTAL WARRANTS (cost $0)		414

Rights — 0.0%†

IRELAND — 0.0%
Waterford Wedgewood 1	4,670	3
Zodiac SA (2)(5)	133	0

Exchange-Traded Funds — 1.2%

UNITED STATES — 1.2%
iShares MSCI EAFE Index Fund(1)	8,000	1,282,000

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $80,983,516)		98,588,793

Short-Term Investment Securities — 1.9%

CORPORATE SHORT-TERM NOTES — 1.0%
BMW US Capital, LLC 2.15% due 01/03/05(1)	$1,050,000	1,049,874

TIME DEPOSIT — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.65% due 01/03/05	790,000	790,000

U.S. GOVERNMENT OBLIGATIONS — 0.1%
United States Treasury Bills 2.14% due 03/17/05(1)	95,000	94,597

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,934,451)		1,934,471

Repurchase Agreements — 3.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $1,280,096 and collateralized by $1,100,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $1,309,172 (cost $1,280,000)(1)		1,280,000	1,280,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $2,019,151 and collateralized by $1,730,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate value of $2,065,188 (cost $2,019,000)(1)		2,019,000	2,019,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.30%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $790,086 and collateralized by $680,000 of United States Treasury Bonds, bearing interest at 6.13%, due 08/15/29 and having an approximate value of $811,750 (cost $790,000)		790,000	790,000

TOTAL REPURCHASE AGREEMENTS (cost $4,089,000)			4,089,000

TOTAL INVESTMENTS —
(cost $87,006,967) @	100.1%		104,612,264
Liabilities in excess of other assets—	(0.1)		(113,814)

NET ASSETS—	100.0%		$104,498,450

†		Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $888,556 representing 0.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@		See Note 4 for cost of investments on a tax basis.
(1)		The security or a portion thereof represents collateral for open futures contracts.
(2)		Fair valued security; see Note 1
(3)		Consists of more then one class of securities traded together as a unit.
(4)		When-issued security
(5)		Illiquid security
(6)		The security or a portion thereof represents collateral for when-issued security.
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
SDR	—	Swedish Depository Receipt

See Notes to Portfolio of Investments

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation (Depreciation)
1 Long	CAC40 10 Euro Index	January 2005	$51,663	$51,869	$206
8 Long	DJ Euro STOXX 50	March 2005	321,146	320,566	(580)
9 Long	Dow Jones STOXX 50	March 2005	339,049	338,005	(1,044)
3 Long	Generic 5th “ZH” Index	March 2005	275,279	276,322	1,043
1 Long	Hang Seng Index	January 2005	92,188	91,487	(701)
1 Long	IBEX 35 Index	January 2005	120,733	122,965	2,232
47 Long	MSCI Pan-Euro Index	March 2005	1,097,482	1,101,118	3,636
1 Long	NIKKEI 225	March 2005	54,823	57,550	2,727
1 Long	OMX Index	January 2005	11,215	11,190	(25)
1 Long	S&P ASX 200 Index	March 2005	78,004	79,488	1,484
4 Long	Tokyo Price Index	March 2005	434,761	447,936	13,175
					$22,153

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
	HKD	9,246,006	USD	1,194,445	03/09/05	$137
*	USD	111,399	NOK	680,967	01/20/05	1,066
*	USD	1,381,798	GBP	744,034	01/21/05	44,564
*	USD	152,074	CHF	173,554	01/24/05	733
	USD	119,826	DKK	671,027	01/26/05	2,808
	USD	964,822	JPY	100,074	01/31/05	13,928
						63,237

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Depreciation
*	CHF	879,671	USD	756,405	01/24/05	$(18,108)
	EUR	58,731	USD	77,835	01/26/05	(2,009)
*	GBP	570,010	USD	1,080,565	01/21/05	(12,181)
*	NOK	1,234,047	USD	197,885	01/20/05	(5,925)
	SEK	952,524	USD	140,954	03/18/05	(2,521)
	SGD	48,350	USD	29,392	01/20/05	(244)
	USD	1,280,137	AUD	1,636,180	01/28/05	(617)
						(41,605)
	Net Unrealized Appreciation (Depreciation)					$21,632

* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

INDUSTRY ALLOCATION *

Banks	11.5%
Telecommunications	7.1
Financial Services	6.8
Business Services	6.3
Retail	4.8
Drugs	4.6
Insurance	4.5
Energy Services	4.3
Real Estate Companies	4.1
Food, Beverage & Tobacco	4.0
Metals & Minerals	4.0
Repurchase Agreement	3.9
Automotive	3.7
Machinery	2.6
Electronics	2.5
Leisure & Tourism	2.3
Transportation	2.2
Energy Sources	1.9
Broadcasting & Media	1.8
Household & Personal Products	1.7
Chemicals	1.6
Electric Utilities	1.6
Apparel & Textiles	1.4
Computer Services	1.2
Computer Software	1.2
Medical Products	1.2
Corporate Short-Term Notes	1.0
Euro Time Deposit	0.8
Forest Products	0.7
Computers & Business Equipment	0.6
Gas & Pipeline Utilities	0.6
Housing & Household Durables	0.6
Real Estate Investment Trusts	0.6
Aerospace & Military Technology	0.5
Entertainment Products	0.4
Internet Content	0.4
Internet Software	0.4
Consumer Staples	0.2
Electrical Equipment	0.2
Multi-Industry	0.2
U.S. Government Obligations	0.1
Appliances & Household Durables	0.0
Communication Equipment	0.0
Health Services	0.0
Utilities	0.0
100.1%

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST

DIVERSIFIED FIXED

INCOME PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Asset-Backed Securities — 4.2%	Principal Amount	Value (Note 1)

FINANCE — 5.1%

Financial Services — 5.1%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*	$350,000	$346,858
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1 A2 6.44% due 06/16/30(5)	200,000	215,626
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999 WF2 A2 7.08% due 07/15/31(5)	300,000	334,960
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2 A2 6.48% due 02/15/35(5)	350,000	388,215
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33(5)	200,000	212,691
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08	190,000	188,658
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11	100,000	99,472
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07	165,000	166,359
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% due 05/18/30(5)	176,126	189,147
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(5)	200,000	216,153
CIT Equipment Collateral, Series 2001-A A4 4.84% due 09/20/12	86,683	86,790
Citigroup, Inc. 5.00% due 09/15/14*(3)	533,000	535,571
Commercial Mtg. Asset Trust 6.64% due 01/17/32(5)	200,000	219,516
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A2 5.36% due 03/30/07	17,289	17,413
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5 6.21% due 12/30/11	200,000	218,740
First Union - Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% due 06/15/31(5)	300,000	327,801
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(5)	300,000	322,541
Ford Credit Auto Owner Trust, Series 2001-E A4 4.01% due 03/15/06	68,140	68,261
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10	168,004	170,160
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12	220,000	218,823
Household Affinity Credit Card Master Note Trust, Series 2003-2 A 2.18% due 02/15/08	200,000	197,865
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)	200,000	218,812
Morgan Stanley Dean Witter Capital I, Pass-Through Certificate, Series 2002 6.09% due 04/15/34(5)	300,000	317,971
Morgan Stanley Capital I, Inc., Series 1998-WF1 A2 6.55% due 03/15/30(5)	257,021	274,162
Morgan Stanley Capital I, Inc., Series 1998-WF2 A2 6.54% due 07/15/30(5)	200,000	214,892
Morgan Stanley Capital I, Inc., Series 1999-WF1 A2 6.21% due 11/15/31(5)	300,000	322,065
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(5)	200,000	222,155
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% due 04/15/34(5)	200,000	222,581
Nissan Auto Receivables Owner Trust, Series 2002-B A4 4.60% due 09/17/07	175,019	176,188
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09	410,000	401,919
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(5)	200,000	216,332
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08	300,000	299,011
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11	400,000	398,303
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11	145,000	144,322

TOTAL ASSET-BACKED SECURITIES (cost $8,066,151)		8,170,333

Bonds & Notes — 84.3%

CONSUMER DISCRETIONARY — 1.2%

Automotive — 0.7%
DaimlerChrysler AG 7.45% due 03/01/27	100,000	111,186
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08	250,000	249,484
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13	150,000	162,692
Ford Motor Co. 6.38% due 02/01/29	150,000	134,990
Ford Motor Co. 7.45% due 07/16/31	500,000	502,869

Housing & Household Durables — 0.4%
Centex Corp. 7.50% due 01/15/12	130,000	149,856
Centex Corp. 7.88% due 02/01/11	50,000	58,405
Lennar Corp. 7.63% due 03/01/09	60,000	67,375
Pulte Homes, Inc. 7.88% due 08/01/11	200,000	232,016
Toll Brothers, Inc. 6.88% due 11/15/12	120,000	133,744

Retail — 0.1%
Staples, Inc. 7.13% due 08/15/07	85,000	91,480
Staples, Inc. 7.38% due 10/01/12	50,000	58,180
		1,952,277

CONSUMER STAPLES — 1.0%

Food, Beverage & Tobacco — 1.0%
Altria Group, Inc. 7.00% due 11/04/13	55,000	59,595
ConAgra Foods, Inc. 8.25% due 09/15/30	100,000	133,000
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11	75,000	70,313
Kraft Foods, Inc. 4.13% due 11/12/09	180,000	179,015
Kraft Foods, Inc. 5.63% due 11/01/11	150,000	158,841
Kraft Foods, Inc. 6.25% due 06/01/12	110,000	120,754

Kroger Co. 6.75% due 04/15/12	200,000	225,813
Miller Brewing Co. 4.25% due 08/15/08*	200,000	201,818
Philip Morris Cos., Inc. 6.38% due 02/01/06	40,000	41,001
Philip Morris Cos., Inc. 7.65% due 07/01/08	70,000	76,995
Tyson Foods, Inc. 8.25% due 10/01/11	230,000	273,114
		1,540,259

ENERGY — 1.1%

Energy Services — 0.7%
Enterprise Products Operating LP 4.63% due 10/15/09*	110,000	109,828
Enterprise Products Operating LP 6.65% due 10/15/34*	60,000	62,056
Halliburton Co. 5.50% due 10/15/10	100,000	105,328
Halliburton Co. 7.60% due 08/15/96	120,000	141,319
Motiva Enterprises, LLC 5.20% due 09/15/12*	225,000	231,713
Tesoro Petroleum Corp. 8.00% due 04/15/08	100,000	108,750
Valero Energy Corp. 7.50% due 04/15/32	170,000	205,050
Xcel Energy, Inc. 7.00% due 12/01/10	200,000	225,446

Energy Sources — 0.4%
Alliant Energy Resources, Inc. 9.75% due 01/15/13	180,000	235,668
Devon Financing Corp., ULC 6.88% due 09/30/11	220,000	249,163
Pemex Project Funding Master Trust 9.13% due 10/13/10	100,000	119,900
		1,794,221

FINANCE — 9.2%

Banks — 2.0%
Bank of America Corp. 6.25% due 04/15/12	500,000	552,202
Bank of America Corp. 7.40% due 01/15/11	160,000	185,341
Bank One Corp. 5.90% due 11/15/11	260,000	279,690
First Union National Bank 7.80% due 08/18/10	300,000	352,339
HSBC Bank USA 4.63% due 04/01/14	300,000	294,185
Independence Community Bank Corp. 3.75% due 04/01/09(1)	230,000	221,703
MBNA America Bank 5.38% due 01/15/08	260,000	271,554
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*	200,000	210,080
Nationsbank Corp. 6.80% due 03/15/28	100,000	113,765
Popular North America, Inc. 4.25% due 04/01/08	180,000	181,757
US Bank NA 4.95% due 10/30/14	250,000	250,911
Wells Fargo & Co. 6.38% due 08/01/11	200,000	221,429

Financial Services — 4.9%
Credit Suisse First Boston USA, Inc. 5.50% due 08/15/13	70,000	73,300
Credit Suisse First Boston USA, Inc. 6.13% due 11/15/11	190,000	207,190
Duke Capital, LLC 5.67% due 08/15/14	120,000	123,822
ERAC USA Finance Co. 7.35% due 06/15/08*	90,000	99,426
ERAC USA Finance Co. 8.00% due 01/15/11*	130,000	153,034
Ford Motor Credit Co. 5.70% due 01/15/10	130,000	131,183
Ford Motor Credit Co. 6.50% due 01/25/07	370,000	384,744
Ford Motor Credit Co. 7.38% due 10/28/09	30,000	32,360
Ford Motor Credit Co. 7.38% due 02/01/11	280,000	301,770
Frank Russell Co. 5.63% due 01/15/09*	100,000	106,235
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12	490,000	534,118
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32	200,000	234,090
General Motors Acceptance Corp. 6.75% due 12/01/14	300,000	300,410
General Motors Acceptance Corp. 6.88% due 09/15/11	170,000	174,215
General Motors Acceptance Corp. 7.25% due 03/02/11	250,000	261,740
General Motors Acceptance Corp. 7.75% due 01/19/10	100,000	107,332

General Motors Acceptance Corp. 8.38% due 07/15/33	615,000	637,191
Goldman Sachs Capital I 6.35% due 02/15/34	335,000	347,482
Goldman Sachs Group, Inc. 6.60% due 01/15/12	300,000	334,812
Household Finance Corp. 6.38% due 10/15/11	420,000	463,846
J.P. Morgan Chase & Co. 5.13% due 09/15/14	130,000	130,853
J.P. Morgan Chase & Co. 6.75% due 02/01/11	550,000	617,874
John Deere Capital Corp. 7.00% due 03/15/12	150,000	172,945
John Hancock Global Funding II 5.00% due 07/27/07*	200,000	206,145
Morgan Stanley 4.75% due 04/01/14	320,000	311,811
Philip Morris Capital Corp. 7.50% due 07/16/09	40,000	43,256
Premium Asset Trust 4.13% due 03/12/09*	140,000	136,981
Pricoa Global Funding I Medium Term Note 3.90% due 12/15/08*	200,000	199,591
Principal Life Global Funding I 6.13% due 10/15/33*	160,000	166,807
Prudential Financial, Inc. 5.10% due 09/20/14	125,000	125,599
SB Treasury Co., LLC 9.40% due 06/30/08*(1)	110,000	126,728
Sun Life Canada US Capital Trust 8.53% due 05/29/49*	350,000	387,659
Verizon Global Funding Corp. 7.75% due 12/01/30	240,000	298,398

Insurance — 2.3%
Ace Capital Trust II 9.70% due 04/01/30	160,000	212,605
ACE INA Holdings, Inc. 8.30% due 08/15/06	50,000	53,452
American Financial Group, Inc. 7.13% due 04/15/09	140,000	154,387
Amerus Life Holdings, Inc. 6.95% due 06/15/05	150,000	152,085
ASIF Global Financing 2.50% due 01/30/07*	150,000	146,964
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14	120,000	120,328
Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05	200,000	201,877
Farmers Insurance Exchange 8.63% due 05/01/24*	250,000	294,890
Fidelity National Financial, Inc. 7.30% due 08/15/11	100,000	109,724
Hartford Life, Inc. 7.10% due 06/15/07	200,000	214,840
Jackson National Life Insurance Co. 5.25% due 03/15/07*	85,000	88,362
Liberty Mutual Insurance Co. 7.70% due 10/15/97*	130,000	136,107
Marsh & Mclennan Cos., Inc. 5.38% due 07/15/14	240,000	234,495
Mercury General Corp. 7.25% due 08/15/11	175,000	196,530
MMI Capital Trust 7.63% due 12/15/27	100,000	108,602
Protective Life Secured Trust 4.00% due 10/07/09	170,000	168,644
St. Paul Cos., Inc. 5.75% due 03/15/07	140,000	145,654
Torchmark Corp. 6.25% due 12/15/06	120,000	126,118
Transamerica Capital II 7.65% due 12/01/26*	200,000	224,779
Unitrin, Inc. 5.75% due 07/01/07	200,000	207,780
W.R. Berkley Capital Trust 8.20% due 12/15/45	260,000	275,187
XL Capital, Ltd. 5.25% due 09/15/14	45,000	45,097
		14,686,410

HEALTHCARE — 1.1%

Drugs — 0.3%
Schering-Plough Corp. 6.50% due 12/01/33	175,000	196,985
Wyeth 5.50% due 02/01/14	200,000	206,515
Wyeth 6.95% due 03/21/05	100,000	112,596

Health Services — 0.6%
Anthem, Inc. 3.50% due 09/01/07	80,000	79,557
Anthem, Inc. 6.80% due 08/01/12	30,000	33,962
Cardinal Health, Inc. 6.75% due 02/15/11	220,000	242,009
Humana, Inc. 7.25% due 08/01/06	200,000	210,555
Quest Diagnostics, Inc. 6.75% due 07/12/06	200,000	209,737
UnitedHealth Group, Inc. 5.20% due 01/17/07	110,000	113,944
WellPoint Health Networks, Inc. 6.38% due 01/15/12	45,000	49,569

Medical Products — 0.2%
Beckman Coulter, Inc. 7.45% due 03/04/08	200,000	220,352
Boston Scientific Corp. 5.45% due 06/15/14	150,000	155,827
		1,831,608

INDUSTRIAL & COMMERCIAL — 0.8%

Aerospace & Military Technology — 0.2%
Goodrich Corp. 7.63% due 12/15/12	180,000	213,438
Raytheon Co. 4.85% due 01/15/11	150,000	153,690

Business Services — 0.6%
Aramark Services, Inc. 7.00% due 07/15/06	180,000	188,508
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*	200,000	207,058
Monsanto Co. 4.00% due 05/15/08	80,000	80,257
Monsanto Co. 7.38% due 08/15/12	170,000	198,777
Waste Management, Inc. 6.88% due 05/15/09	200,000	221,595
		1,263,323

INFORMATION & ENTERTAINMENT — 3.4%

Broadcasting & Media — 2.3%
AOL Time Warner, Inc. 6.75% due 04/15/11	150,000	168,729
AOL Time Warner, Inc. 6.88% due 05/01/12	210,000	239,159
AOL Time Warner, Inc. 7.63% due 04/15/31	230,000	278,245
AOL Time Warner, Inc. 7.70% due 05/01/32	100,000	122,312
Belo Corp. 8.00% due 11/01/08	180,000	203,406
Chancellor Media Corp. 8.00% due 11/01/08	125,000	140,348
Clear Channel Communications 5.00% due 03/15/12	260,000	257,553
Comcast Cable Communications, Inc. 6.75% due 01/30/11	150,000	168,447
Comcast Cable Communications, Inc. 8.38% due 05/01/07	250,000	276,488
Comcast Corp. 7.05% due 03/15/33	45,000	51,490
Cox Communications, Inc. 5.45% due 12/15/14*	60,000	59,998
Cox Communications, Inc. 7.13% due 10/01/12	150,000	168,129
Cox Enterprises, Inc. 7.88% due 09/15/10*	210,000	236,447
Lenfest Communications, Inc. 8.38% due 11/01/05	40,000	41,682
Liberty Media Corp. 7.88% due 07/15/09	40,000	44,578
Liberty Media Corp. 8.25% due 02/01/30	210,000	238,783
News America Holdings, Inc. 8.45% due 08/01/34	20,000	26,163
News America, Inc. 6.63% due 01/09/08	290,000	312,984
Univision Communications, Inc. 3.88% due 10/15/08	25,000	24,781
Univision Communications, Inc. 7.85% due 07/15/11	140,000	165,180
USA Interactive 7.00% due 01/15/13	390,000	430,197

Entertainment Products — 0.1%
Walt Disney Co. 7.30% due 02/08/05	150,000	150,640

Leisure & Tourism — 1.0%
American Airlines, Inc., Series 2003-1 3.86% due 01/09/12	46,027	45,361
American Airlines, Inc., Series 99-1 7.02% due 10/15/09	250,000	257,203
Continental Airlines, Inc., Series 98-3 6.32% due 11/01/08	200,000	201,732
Delta Air Lines, Inc. 7.11% due 09/18/11	100,000	98,264
Delta Air Lines, Inc., Series 01-1 6.62% due 03/18/11	6,239	6,129
GTECH Holdings Corp. 4.50% due 12/01/09*	75,000	74,995
Harrah’s Operating Co., Inc. 5.50% due 07/01/10	10,000	10,351
Harrah’s Operating Co., Inc. 8.00% due 02/01/11	220,000	255,521
Hilton Hotels Corp. 7.20% due 12/15/09	55,000	61,358
MGM Mirage, Inc. 8.50% due 09/15/10	210,000	238,875
Park Place Entertainment Corp. 7.50% due 09/01/09	150,000	166,875
Southwest Airlines Co. 5.25% due 10/01/14	95,000	95,349
Tricon Global Restaurants, Inc. 7.65% due 05/15/08	140,000	156,152
		5,473,904

INFORMATION TECHNOLOGY — 1.4%

Computers & Business Equipment — 0.2%
Hewlett-Packard Co. 5.75% due 12/15/06	260,000	270,697

Telecommunications — 1.2%
AT&T Broadband Corp. 8.38% due 03/15/13	190,000	234,288
AT&T Wireless Services, Inc. 7.88% due 03/01/11	80,000	94,289
AT&T Wireless Services, Inc. 8.75% due 03/01/31	300,000	404,494
Motorola, Inc. 6.50% due 11/15/28	150,000	158,373
Motorola, Inc. 7.50% due 05/15/25	50,000	57,791
SBC Communications, Inc. 5.10% due 09/15/14	360,000	363,346
Sprint Capital Corp. 6.88% due 11/15/28	190,000	208,010
Sprint Capital Corp. 7.63% due 01/30/11	330,000	383,143
Sprint Corp. 8.75% due 03/15/32	70,000	93,262
		2,267,693

MATERIALS — 1.3%

Chemicals — 0.4%
Ferro Corp. 9.13% due 01/01/09	125,000	139,086
ICI Wilmington, Inc. 7.05% due 09/15/07	325,000	350,823
Lubrizol Corp. 4.63% due 10/01/09	105,000	104,838
Lubrizol Corp. 6.50% due 10/01/34	120,000	122,215

Forest Products — 0.5%
International Paper Co. 4.00% due 04/01/10	180,000	176,472
Temple-Inland, Inc. 7.88% due 05/01/12	225,000	266,298
Weyerhaeuser Co. 6.75% due 03/15/12	320,000	360,586

Metals & Minerals — 0.3%
Commercial Metals Co. 5.63% due 11/15/13	125,000	129,262
Phelps Dodge Corp. 8.75% due 06/01/11	180,000	219,469
Timken Co. 5.75% due 02/15/10	65,000	66,214

Plastic — 0.1%
Sealed Air Corp. 5.38% due 04/15/08*	165,000	171,437
Sealed Air Corp. 5.63% due 07/15/13*	70,000	72,416
		2,179,116

REAL ESTATE — 1.4%

Real Estate Companies — 0.6%
AMB Property LP 7.10% due 06/30/08	150,000	164,637
EOP Operating LP 7.00% due 07/15/11	190,000	214,271
ERP Operating LP 6.63% due 03/15/12	150,000	167,312
Liberty Property LP 7.75% due 04/15/09	70,000	78,615
Liberty Property LP 8.50% due 08/01/10	200,000	238,511

Real Estate Investment Trusts — 0.8%
Avalon Properties, Inc. 6.88% due 12/15/07	40,000	43,231
Avalonbay Communities, Inc. 7.50% due 08/01/09	200,000	225,514
Camden Property Trust 4.38% due 01/15/10	230,000	229,265
Duke Realty LP 6.75% due 05/30/08	160,000	173,231
Duke Realty LP 7.75% due 11/15/09	70,000	80,126
Health Care Property Investors, Inc. 6.00% due 03/01/15	160,000	169,774
Health Care Property Investors, Inc. 6.45% due 06/25/12	150,000	164,235
Healthcare Realty Trust, Inc. 8.13% due 05/01/11	210,000	244,634
		2,193,356

U.S. GOVERNMENT AGENCIES — 32.9%

U.S. Government Agencies — 32.9%
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13	1,579,000	1,592,186
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09	50,000	53,878
Federal Home Loan Mtg. Corp. 5.75% due 01/15/12	500,000	544,709
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32	750,000	860,388
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31	100,000	121,537
Federal National Mtg. Assoc. 4.38% due 10/15/06	4,000,000	4,079,916
Federal National Mtg. Assoc. 5.38 due 11/15/11	500,000	532,560

Federal National Mtg. Assoc. 6.00% due 12/15/05	1,250,000	1,284,999
Federal National Mtg. Assoc. 6.00% due 05/15/11	250,000	275,049
Federal National Mtg. Assoc. 6.63% due 11/15/30	400,000	476,666
Federal National Mtg. Assoc., Series T-60 1A3 7.00% due 07/15/05	600,000	613,422
Federal National Mtg. Assoc. 7.25% due 01/15/10	200,000	229,860
Government National Mtg. Assoc. 4.50% due 04/15/18	420,037	422,628
Government National Mtg. Assoc. 4.50% due 05/15/18(3)	2,677,302	2,693,205
Government National Mtg. Assoc. 4.50% due 08/15/18	125,262	126,006
Government National Mtg. Assoc. 4.50% due 09/15/18	947,059	952,684
Government National Mtg. Assoc. 4.50% due 10/15/18(3)	4,206,437	4,231,423
Government National Mtg. Assoc. 4.50% due 09/15/33	907,304	886,195
Government National Mtg. Assoc. 5.00% due 08/15/33	258,103	258,660
Government National Mtg. Assoc. 5.00% due 09/15/33	419,993	420,900
Government National Mtg. Assoc. 5.00% due 10/15/33	196,954	197,379
Government National Mtg. Assoc. 5.00% due 06/15/34	866,457	867,523
Government National Mtg. Assoc. 5.50% due 02/15/32	67,543	69,101
Government National Mtg. Assoc. 5.50% due 03/15/32	71,247	72,910
Government National Mtg. Assoc. 5.50% due 12/15/32	97,233	99,476
Government National Mtg. Assoc. 5.50% due 01/15/33	52,387	53,555
Government National Mtg. Assoc. 5.50% due 02/15/33	394,566	403,367
Government National Mtg. Assoc. 5.50% due 03/15/33	1,117,027	1,141,943
Government National Mtg. Assoc. 5.50% due 04/15/33(3)	3,339,713	3,414,512
Government National Mtg. Assoc. 5.50% due 05/15/33	84,435	86,318
Government National Mtg. Assoc. 5.50% due 06/15/33	4,970,974	5,081,857
Government National Mtg. Assoc. 5.50% due 07/15/33	3,778,151	3,862,427
Government National Mtg. Assoc. 5.50% due 08/15/33	932,064	952,855
Government National Mtg. Assoc. 5.50% due 09/15/33	77,984	79,724
Government National Mtg. Assoc. 5.50% due 11/15/33	765,074	782,140
Government National Mtg. Assoc. 5.50% due 12/15/33	33,259	34,001
Government National Mtg. Assoc. 5.50% due 01/15/34	1,656,488	1,692,691
Government National Mtg. Assoc. 5.50% due 02/15/34	969,002	990,179
Government National Mtg. Assoc. 6.00% due 01/15/29	242,015	251,531
Government National Mtg. Assoc. 6.00% due 11/15/31	182,847	189,825
Government National Mtg. Assoc. 6.00% due 08/15/32	132,930	137,933
Government National Mtg. Assoc. 6.00% due 10/15/32	928,895	963,857
Government National Mtg. Assoc. 6.00% due 01/15/33	54,953	56,990
Government National Mtg. Assoc. 6.00% due 02/15/33	256,334	265,838
Government National Mtg. Assoc. 6.00% due 03/15/33	183,385	190,185
Government National Mtg. Assoc. 6.00% due 03/15/34	492,161	510,439
Government National Mtg. Assoc. 6.00% due 11/15/34	756,686	784,787
Government National Mtg. Assoc. 6.00% due February TBA	8,000,000	8,287,504
Government National Mtg. Assoc. 6.50% due 09/15/28	52,073	54,920
Government National Mtg. Assoc. 6.50% due 06/15/31	36,844	38,818
Government National Mtg. Assoc. 6.50% due 09/15/31	142,328	149,956
Government National Mtg. Assoc. 6.50% due 10/15/31	105,968	111,647
Government National Mtg. Assoc. 6.50% due 11/15/31	36,829	38,802
Government National Mtg. Assoc. 6.50% due 12/15/31	116,597	122,845
Government National Mtg. Assoc. 7.50% due 08/15/07	42,684	44,429
Government National Mtg. Assoc. 7.50% due 09/15/30	28,956	31,102
Government National Mtg. Assoc. 8.00% due 10/15/30	4,134	4,488
		52,774,725
U.S. GOVERNMENT OBLIGATIONS — 26.5%

U.S. Treasuries — 26.5%
United States Treasury Bonds 5.25% due 02/15/29	300,000	314,695
United States Treasury Bonds 5.38% due 02/15/31	3,050,000	3,298,051
United States Treasury Bonds 6.25% due 08/15/23	1,615,000	1,890,748
United States Treasury Bonds 7.13% due 02/15/23	900,000	1,148,450
United States Treasury Bonds 7.25% due 08/15/22	60,000	77,327
United States Treasury Bonds 8.13% due 05/15/21	30,000	41,476
United States Treasury Bonds 8.75% due 08/15/20	150,000	216,820
United States Treasury Bonds 8.88% due 02/15/19	450,000	647,385
United States Treasury Bonds 9.00% due 11/15/18	100,000	144,848
United States Treasury Bonds 9.13% due 05/15/18	75,000	109,084
United States Treasury Notes 2.63% due 05/15/08	3,060,000	2,991,627
United States Treasury Notes 3.50% due 11/15/06	170,000	171,434
United States Treasury Notes 4.38% due 05/15/07	3,160,000	3,247,763
United States Treasury Notes 4.75% due 11/15/08	5,840,000	6,116,717
United States Treasury Notes 4.88% due 02/15/12	1,615,000	1,706,979
United States Treasury Notes 5.00% due 02/15/11	5,665,000	6,028,641
United States Treasury Notes 5.50% due 02/15/08	300,000	319,664
United States Treasury Notes 5.63% due 05/15/08	335,000	359,314

United States Treasury Notes 5.75% due 08/15/10	2,850,000	3,137,785
United States Treasury Notes 6.00% due 08/15/09	2,850,000	3,143,239
United States Treasury Notes 6.13% due 08/15/07	875,000	939,053
United States Treasury Notes 6.50% due 02/15/10	5,050,000	5,717,347
United States Treasury Notes 6.63% due 05/15/07	80,000	86,303
United States Treasury Notes 6.75% due 05/15/05	100,000	101,547
United States Treasury Notes 7.50% due 02/15/05	550,000	553,653
		42,509,950

UTILITIES — 3.0%

Electric Utilities — 2.2%
American Electric Power Co., Inc., Series A 6.13% due 05/15/06	270,000	279,823
American Electric Power Co., Inc., Series C 5.38% due 03/15/10	200,000	209,284
Centerpoint Energy, Inc. 5.88% due 06/01/08	230,000	240,669
Consumers Energy Co. 4.40% due 08/15/09*	130,000	130,820
Dominion Resources, Inc. 8.13% due 06/15/10	240,000	282,488
Entergy Gulf States, Inc. 5.25% due 02/01/05	140,000	138,568
Exelon Generation Co., LLC 6.95% due 06/15/11	200,000	225,747
FirstEnergy Corp., Series B 6.45% due 11/15/11	175,000	190,132
NSTAR 8.00% due 02/15/10	200,000	233,668
Pacific Gas & Electric Co. 6.05% due 03/01/34	200,000	207,723
Pepco Holdings, Inc. 5.50% due 08/15/07	200,000	207,983
Pinnacle West Capital Corp. 6.40% due 04/01/06	120,000	123,502
Progress Energy, Inc. 6.85% due 04/15/12	200,000	223,264
PSE&G Power, LLC 3.75% due 04/01/09	30,000	29,540
PSE&G Power, LLC 8.63% due 04/15/31	170,000	225,722
Southern California Edison Co. 6.65% due 04/01/29	200,000	223,528
TXU Corp. 4.80% due 11/15/09*	200,000	200,358
TXU Corp. 6.50% due 11/15/24*	200,000	200,334

Gas & Pipeline Utilities — 0.8%
Duke Energy Field Services, LLC 7.88% due 08/16/10	170,000	198,273
Energen Corp., Series MTN 7.63% due 12/15/10	190,000	217,109
KeySpan Corp. 6.15% due 06/01/06	200,000	208,210
Kinder Morgan Energy Partners LP 6.75% due 03/15/11	200,000	223,286
Northern Border Partners LP 7.10% due 03/15/11	190,000	212,846
Northern Natural Gas 6.75% due 09/15/08*	50,000	54,663
Panhandle Eastern Pipe Line Co. 4.80% due 08/15/08	160,000	163,409
		4,850,949

TOTAL BONDS & NOTES (cost $132,861,904)		135,317,791

Foreign Bonds & Notes — 4.4%

CONSUMER STAPLES — 0.1%

Food, Beverage & Tobacco — 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13	155,000	180,575

ENERGY — 0.2%

Energy Sources — 0.0%
Empresa Nacional de Petroleo ENAP 4.88% due 03/15/14*	130,000	126,961
Husky Energy, Inc. 6.25% due 06/15/12	160,000	174,719
		301,680
FINANCE — 1.0%

Banks — 0.5%
Bangkok Bank 9.03% due 03/15/29*	150,000	181,046
Export Import Bank of Korea 4.13% due 02/10/09*	150,000	149,592
HBOS, PLC 6.00% due 11/01/33*	165,000	171,854
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*	250,000	293,872

Financial Services — 0.2%
UFJ Finance Aruba AEC 6.75% due 07/15/13	270,000	300,880

Insurance — 0.3%
Axa 8.60% due 12/15/30	200,000	262,666
XL Capital Finance, PLC 6.50% due 01/15/12	200,000	218,907
		1,578,817

FOREIGN GOVERNMENT BONDS — 0.7%

Foreign Government — 0.7%
Republic of South Africa 6.50% due 06/02/14	230,000	251,850
United Mexican States 7.50% due 01/14/12	250,000	283,500
United Mexican States 8.38% due 01/14/11	530,000	622,485
		1,157,835

INDUSTRIAL & COMMERCIAL — 0.2%

Multi-Industry — 0.2%
Tyco International Group SA 6.70% due 10/15/30	200,000	220,811
Tyco International Group SA 6.75% due 02/15/11	150,000	168,118
		388,929

INFORMATION & ENTERTAINMENT — 0.1%

Broadcasting & Media — 0.1%
British Sky Broadcasting Group 6.88% due 02/23/09	150,000	164,551
Grupo Televisa SA 8.00% due 09/13/11	30,000	34,725
		199,276

INFORMATION TECHNOLOGY — 0.9%

Telecommunications — 0.9%
British Telecommunications, PLC 8.88% due 12/15/30	120,000	160,683
France Telecom SA 9.00% due 03/01/11	480,000	572,593
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*	150,000	165,713
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06	165,000	171,117
Telefonica Europe BV 7.75% due 09/15/10	340,000	398,715
		1,468,821

MATERIALS — 0.6%

Chemicals — 0.1%
Yara International SA 5.25% due 12/15/14*	105,000	105,668

Forest Products — 0.1%
Celulosa Arauco Y Constitucion 5.13% due 07/09/13	150,000	148,553

Metals & Minerals — 0.4%
Codelco, Inc. 6.38% due 11/30/12*	200,000	220,683
Inco, Ltd. 7.20% due 09/15/32	220,000	256,409
Potash Corp. 7.13% due 06/15/07	200,000	215,883
		947,196

UTILITIES — 0.6%

Electric Utilities — 0.2%
Pacificorp Australia, LLC 6.15% due 01/15/08*	170,000	181,437
United Energy Distribution 4.70% due 04/15/11*	85,000	85,532

Telephone — 0.4%
Deutsche Telekom International Finance BV 3.88% due 07/22/08	150,000	149,742
Deutsche Telekom International Finance BV 8.75% due 06/15/30	360,000	475,365
		892,076

TOTAL FOREIGN BONDS & NOTES (cost $6,844,719)		7,115,205

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $147,772,774)		150,603,329

Repurchase Agreements — 9.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $290,022 and collateralized by $250,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $297,539 (2)(4)		290,000	290,000
State Street Bank & Trust Co. Joint Repurchase Agreement (2)(4)		5,129,000	5,129,000
UBS Warburg, LLC Joint Repurchase Agreement (2)(4)		135,000	135,000
UBS Warburg, LLC Joint Repurchase Agreement (2)(4)		9,000,000	9,000,000

TOTAL REPURCHASE AGREEMENTS (cost $14,554,000)			14,554,000

TOTAL INVESTMENTS —
(cost $162,326,774)@	102.9%		165,157,329
Liabilities in excess of other assets—	(2.9)		(4,634,034)

NET ASSETS—	100.0%		$160,523,295

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At December 31, 2004, the aggregate value of these securities was $6,440,118 representing 4.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	See Note 4 for cost of investments on a tax basis
(1)	Variable rate security - the rate reflected is as of December 31, 2004; maturity date reflects next reset date.
(2)	The security or a portion thereof represents collateral for TBAs.
(3)	The security or a portion thereof represents collateral for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreement
(5)	Commercial Mortgage-Backed Security
(6)	Collateralized Mortgage Obligation
TBA-	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Pass Through-	These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2004	Unrealized Appreciation/ Depreciation
17 Short	US Treasury 5 YR Note	March 2005	1,868,736	1,862,031	6,705
13 Short	US Treasury 10 YR Note	March 2005	1,459,433	1,455,220	4,213
7 Long	US Treasury Long Bond	March 2005	781,747	787,500	5,753
					$9,966

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Short-Term Investment Securities — 99.1%	Principal Amount	Value (Note 1)

COMMERCIAL PAPER — 50.5%

Amsterdam Funding Corp. 2.33% due 2/02/05 (LOC - ABN AMRO)	$1,000,000	$997,929
Apreco, Inc. 2.30% due 1/11/05 (LOC - Citibank N.A.)	1,000,000	999,361
Apreco, Inc. 2.34% due 1/14/05 (LOC - Citibank N.A.)	1,000,000	999,155
Barton Capital Corp. 2.31% due 2/08/05 (LOC - Societe Generale)	1,000,000	997,562
BNP Paribas New York 2.26% due 1/07/05	1,000,000	1,000,000
Cancara Asset Security Ltd. 2.10% due 1/27/05	1,000,000	998,483
Cancara Asset Security Ltd. 2.27% due 2/18/05	1,257,000	1,253,196
Citibank NA New York 2.23% due 1/20/05	2,000,000	2,000,000
Delaware Funding Co., LLC 2.35% due 1/18/05 (LOC - J.P. Morgan)	1,000,000	998,890
Edison Asset Securitization, LLC 2.20% due 2/08/05 (LOC - GE Capital Corp.)	1,000,000	997,678
First Tennessee National Bank 2.27% due 1/28/05	1,000,000	1,000,000
First Tennessee National Bank 2.33% due 1/28/05	1,000,000	1,000,000
Galaxy Funding, Inc. 2.04% due 1/24/05	1,000,000	998,697
Galaxy Funding, Inc. 2.23% due 2/10/05	1,000,000	997,522
Giro Funding Corp. 2.01% due 1/18/05	1,000,000	999,051
Goldman Sachs Group, Inc. 2.33% due 1/03/05	1,500,000	1,500,000
Govco, Inc. 2.05% due 1/21/05	1,500,000	1,498,292
Merrill Lynch & Co., Inc., Series MTN1 2.34% due 12/30/05	1,000,000	1,000,000
Old Line Funding Corp. 2.36% due 2/07/05	1,000,000	997,574
Preferred Receivables Funding Corp. 2.35% due 1/31/05	1,000,000	998,042
Sheffield Receivables Corp. 2.16% due 1/07/05 (LOC - Barclays, PLC)	1,000,000	999,640
Sheffield Receivables Corp. 2.18% due 1/04/05 (LOC - Barclays, PLC)	1,000,000	999,818
Surrey Funding Corp. 2.31% due 1/13/05 (LOC - Barclays, PLC)	1,000,000	999,230
Sydney Capital Corp. 2.25% due 1/05/05	1,000,000	999,750
Wells Fargo Bank 2.16% due 2/07/05	1,000,000	999,711
Wells Fargo Bank 2.33% due 2/01/05	1,000,000	1,000,000
Windmill Funding I Corp. 2.33% due 2/04/05 (LOC - ABN AMRO)	2,000,000	1,995,599

TOTAL COMMERCIAL PAPER (cost: $30,225,468)		30,225,180

CORPORATE SHORT-TERM NOTES — 20.0%

Beta Finance, Inc., Series MTN 2.30% due 1/15/05	1,000,000	1,000,000
CAFCO, LLC 2.03% due 1/18/05	1,000,000	999,041
CAFCO, LLC 2.24% due 2/10/05	1,000,000	997,511
CRC Funding, LLC 2.36% due 2/10/05	1,000,000	997,378
CRC Funding, LLC 2.36% due 2/11/05	1,000,000	997,312
General Electric Capital Corp. 2.26% due 2/15/05	1,000,000	997,175
General Electric Capital Corp. 2.32% due 1/31/05	1,000,000	998,067
Greyhawk Capital Corp. 2.25% due 2/16/05	1,000,000	997,125
Greyhawk Capital Corp. 2.34% due 1/18/05	1,000,000	998,895
Preferred Receivables Funding Corp. 2.34% due 1/26/05	1,000,000	998,375
Sigma Finance, Inc., Series MTN 2.36% due 1/21/05	1,000,000	1,000,000
White Pine Finance, LLC, Series MTN 2.37% due 1/18/05	1,000,000	1,000,000

TOTAL CORPORATE SHORT-TERM NOTES (cost: $11,980,849)		11,980,879

U.S. GOVERNMENT AGENCIES — 28.6%

Federal Home Loan Bank 2.34% due 1/25/05	2,000,000	2,000,000
Federal Home Loan Bank Cons. Disc. Notes 2.26% due 1/19/05	1,000,000	998,242
Federal Home Loan Bank, Series FV05 1.46% due 3/01/05	1,000,000	998,750
Federal Home Loan Bank, Series JX05 1.40% due 4/01/05	1,000,000	997,500
Federal Home Loan Bank, Series LJ05 1.30% due 4/11/05	1,000,000	996,250
Federal Home Loan Bank, Series YC05 2.54% due 5/13/05	1,150,000	1,155,750
Federal Home Loan Mtg. Disc. Notes 2.27% due 1/28/05	1,500,000	1,496,406
Federal Home Loan Mtg. Disc. Notes 2.27% due 2/01/05	1,500,000	1,495,366
Federal National Mtg. Assoc. 1.33% due 2/23/05	1,000,000	1,000,000
Federal National Mtg. Assoc. 1.38% due 2/14/05	1,000,000	1,000,000
Federal National Mtg. Assoc. 1.50% due 4/14/05	1,000,000	996,250
Federal National Mtg. Assoc. 1.65% due 1/23/05	1,500,000	1,498,125
Federal National Mtg. Assoc. 1.96% due 1/18/05	1,000,000	1,000,094

Federal National Mtg. Assoc. 2.25% due 1/03/05		1,500,000	1,500,000

TOTAL U.S. GOVERNMENT AGENCIES (cost: $17,149,523)			17,132,733

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost: $59,355,840)			59,338,792

Repurchase Agreement — 1.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (1)
(cost: $1,064,000)		1,064,000	1,064,000

TOTAL INVESTMENTS —
(cost: $60,419,840) @	100.9%		60,402,792
Liabilities in excess of other assets—	(0.9)		(545,429)

NET ASSETS—	100.0%		$59,857,363

Portfolio breakdown as a percentage of net assets (excluding Repurchase Agreement) by industry

Government Agencies	28.6%
Securities Holdings Companies	21.7
Receivable Company	18.8
Banking	10.9
Trade Recievables	10.0
Trade & Term Receivables	6.7
Loan Receivables	2.5
99.1%

@  See Note 4 for cost of investment on a tax basis

(1) See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 93.8%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 5.5%

Housing & Household Durables — 3.5%
Lennar Corp., Class A	62,166	$3,523,569

Retail — 2.0%
NetFlix, Inc.†	166,483	2,052,735
		5,576,304

CONSUMER STAPLES — 6.3%

Food, Beverage & Tobacco — 2.7%
Coca-Cola Co.	66,200	2,755,906

Household & Personal Products — 3.6%
Procter & Gamble Co.	67,384	3,711,511
		6,467,417

ENERGY — 3.8%

Energy Sources — 3.8%
Transocean, Inc.†	92,100	3,904,119

FINANCE — 13.3%

Banks — 3.0%
Bank of New York Co., Inc.	93,050	3,109,731

Financial Services — 10.3%
Chicago Merchantile Exchange Holdings, Inc.	17,133	3,918,317
Merrill Lynch & Co., Inc.	43,300	2,588,041
SLM Corp.	74,643	3,985,190
		13,601,279

HEALTHCARE — 19.6%

Drugs — 10.7%
Amgen, Inc.†	43,000	2,758,450
Eli Lilly & Co.	46,000	2,610,500
Genentech, Inc.†	66,700	3,631,148
Gilead Sciences, Inc.†	55,800	1,952,442

Health Services — 5.4%
UnitedHealth Group, Inc.	62,482	5,500,290

Medical Products — 3.5%
Zimmer Holdings, Inc.†	44,566	3,570,628
		20,023,458

INDUSTRIAL & COMMERCIAL — 3.6%

Transportation — 3.6%
FedEx Corp.	37,226	3,666,389

INFORMATION & ENTERTAINMENT — 10.9%

Broadcasting & Media — 2.7%
Time Warner, Inc.†	141,200	2,744,928

Leisure & Tourism — 8.2%
Hilton Hotels Corp.	182,800	4,156,872
Starbucks Corp.†	67,087	4,183,545
		11,085,345

INFORMATION TECHNOLOGY — 30.8%

Computer Software — 6.5%
Electronic Arts, Inc.†	68,847	4,246,483
Microsoft Corp.	89,000	2,377,190

Electronics — 8.1%
Intel Corp.	95,700	2,238,423
Linear Technology Corp.	88,400	3,426,384
Texas Instruments, Inc.	107,800	2,654,036

Internet Content — 10.6%
Amazon.com, Inc.†	62,000	2,745,980
eBay, Inc.†	21,700	2,523,276
Google, Inc.†	13,900	2,684,090
IAC/InterActiveCorp†	103,000	2,844,860

Telecommunications — 5.6%
Avaya, Inc.†	154,600	2,659,120
Cisco Systems, Inc.†	157,800	3,045,540
		31,445,382

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $80,228,603)		95,769,693

Short-Term Investment Securities — 3.2%

U.S. GOVERNMENT AGENCIES — 3.2%
Federal Agricultural Mtg. Corp. Disc. Notes 2.25% due 01/18/05		$100,000	99,894
Federal Home Loan Bank Cons. Disc. Notes 2.15% due 01/21/05		200,000	199,761
Federal Home Loan Bank Cons. Disc. Notes 2.18% due 01/21/05		400,000	399,516
Federal Home Loan Bank Cons. Disc. Notes 2.19% due 02/11/05		600,000	598,503
Federal Home Loan Mtg. Disc. Notes 2.01% due 02/01/05		300,000	299,481
Federal Home Loan Mtg. Disc. Notes 2.05% due 02/18/05		100,000	99,727
Federal Home Loan Mtg. Disc. Notes 2.21% due 03/28/05		100,000	99,454
Federal Home Loan Mtg. Disc. Notes 2.25% due 01/11/05		100,000	99,937
Federal National Mtg. Assoc. Disc. Notes 2.07% due 02/09/05		100,000	99,515
Federal National Mtg. Assoc. Disc. Notes 2.34% due 03/23/05		1,200,000	1,193,838

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,189,749)			3,189,626

Repurchase Agreements — 2.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $1,212,091 and collateralized by $1,245,000 of Federal Home Loan Mtg. Corp. bearing interest at 2.04%, due 02/17/06 and having an approximate value of $1,240,379		1,212,000	1,212,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.30%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $956,104 and collateralized by $665,000 of United States Treasury Bonds, bearing interest at 8.88%, due 02/15/19 and having an approximate value of $976,927		956,000	956,000

TOTAL REPURCHASE AGREEMENTS (cost $2,168,000)			2,168,000

TOTAL INVESTMENTS —
(cost $85,586,352) @	99.1%		101,127,319
Other assets less liabilities—	0.9		949,666

NET ASSETS—	100.0%		$102,076,985

†      Non-income producing security

@    See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS TECHNET PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 95.0%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 2.0%

Retail — 2.0%
HomeStore, Inc.†	290,000	$878,700

FINANCE — 3.0%

Financial Services — 3.0%
E*TRADE Financial Corp.†	89,000	1,330,550

INDUSTRIAL & COMMERCIAL — 7.0%

Business Services — 7.0%
Getty Images, Inc.†	22,500	1,549,125
Monster Worldwide, Inc.†	44,500	1,496,980
		3,046,105

INFORMATION & ENTERTAINMENT — 3.1%

Broadcasting & Media — 3.1%
Time Warner, Inc.†	69,000	1,341,360

INFORMATION TECHNOLOGY — 79.9%

Communication Equipment — 5.5%
Marvell Technology Group, Ltd.†	29,930	1,061,617
QUALCOMM, Inc.	31,600	1,339,840

Computer Services — 3.4%
VeriSign, Inc.†	43,910	1,471,863

Computer Software — 11.9%
Cognos, Inc.†	37,200	1,639,032
McAfee, Inc.†	25,100	726,143
Microsoft Corp.	54,900	1,466,379
Red Hat, Inc.†	101,090	1,349,552

Computers & Business Equipment — 17.1%
Dell, Inc.†	67,600	2,848,664
EMC Corp.†	111,300	1,655,031
NCR Corp.†	22,890	1,584,675
Research In Motion, Ltd.†	16,970	1,398,667

Electronics — 8.4%
Analog Devices, Inc.	32,600	1,203,592
Flextronics International, Ltd.†	90,000	1,243,800
Texas Instruments, Inc.	49,900	1,228,538

Internet Content — 21.1%
eBay, Inc.†	23,450	2,726,766
Google, Inc.†	10,210	1,971,551
Yahoo!, Inc.†	119,250	4,493,340

Telecommunications — 12.5%
Avaya, Inc.†	90,900	1,563,480
Comverse Technology, Inc.†	72,300	1,767,735
Motorola, Inc.	71,600	1,231,520
Telefonaktiebolaget LM Ericsson Sponsored ADR†	28,520	898,095
		34,869,880

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $35,452,388)	41,466,595

Short-Term Investment Securities — 2.7%

TIME DEPOSIT — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 01/03/05
(cost $1,175,000)	$1,175,000	1,175,000

Repurchase Agreements — 6.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $1,917,144 and collateralized by $1,355,000 of United States Treasury Bonds, bearing interest at 8.88%, due 08/15/17and having an approximate value of $1,962,209		1,917,000	1,917,000
State Street Bank & Trust Co Joint Repurchase Agreement (1)		777,000	777,000

TOTAL REPURCHASE AGREEMENTS (cost $2,694,000)			2,694,000

TOTAL INVESTMENTS —
(cost $39,321,388) @	103.9%		45,335,595
Liabilities in excess of other assets—	(3.9)		(1,706,621)

NET ASSETS—	100.0%		$43,628,974

†	Non-income producing security
@	See Note 4 for cost of investments on a tax basis
(1)	See Note 2 for details of Joint Repurchase Agreement
ADR—	American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS GROWTH AND

INCOME PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 92.8%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 8.8%

Apparel & Textiles — 2.8%
Gap, Inc.	95,400	$2,014,848

Housing & Household Durables — 3.2%
Lennar Corp., Class A	39,448	2,235,912

Retail — 2.8%
Home Depot, Inc.	46,100	1,970,314
		6,221,074

CONSUMER STAPLES — 6.0%

Food, Beverage & Tobacco — 2.9%
Anheuser-Busch Cos., Inc.	40,700	2,064,711

Household & Personal Products — 3.1%
Colgate-Palmolive Co.	42,370	2,167,649
		4,232,360

ENERGY — 3.5%

Energy Sources — 3.5%
Petroleo Brasileiro SA ADR	63,200	2,514,096

FINANCE — 19.9%

Banks — 5.3%
Lloyds TSB Group, PLC†	249,400	2,264,835
Washington Mutual, Inc.	36,700	1,551,676

Financial Services — 14.6%
Citigroup, Inc.	46,440	2,237,479
Countrywide Financial Corp.	62,252	2,303,947
E*TRADE Financial Corp.†	85,100	1,272,245
Fannie Mae	30,200	2,150,542
SLM Corp.	45,009	2,403,030
		14,183,754

HEALTHCARE — 26.9%

Drugs — 14.8%
Bristol-Myers Squibb Co.	78,700	2,016,294
Genentech, Inc.†	40,008	2,178,035
Merck & Co., Inc.	55,000	1,767,700
Pfizer, Inc.	84,175	2,263,466
Sanofi-Synthelabo SA†	29,000	2,317,793

Health Services — 5.0%
UnitedHealth Group, Inc.	40,091	3,529,211

Medical Products — 7.1%
Cardinal Health, Inc.	42,800	2,488,820
Zimmer Holdings, Inc.†	32,227	2,582,027
		19,143,346

INDUSTRIAL & COMMERCIAL — 6.5%

Business Services — 2.5%
First Data Corp.	41,300	1,756,902

Transportation — 4.0%
FedEx Corp.	28,981	2,854,339
		4,611,241

INFORMATION & ENTERTAINMENT — 13.7%

Broadcasting & Media — 6.6%
Liberty Media Corp., Class A†	224,000	2,459,520
Time Warner, Inc.†	115,700	2,249,208

Leisure & Tourism — 7.1%
Southwest Airlines Co.	143,600	2,337,808
Starbucks Corp.†	43,792	2,730,869
		9,777,405

INFORMATION TECHNOLOGY — 7.5%

Communication Equipment — 3.9%
QUALCOMM, Inc.	64,992	2,755,661

Computer Software — 3.6%
Electronic Arts, Inc.†	42,016	2,591,547
		5,347,208

TOTAL COMMON STOCK (cost $55,993,628)		66,030,484

Convertible Bonds — 3.1%

INFORMATION TECHNOLOGY — 3.1%

Telecommunications — 3.1%
Level 3 Communications, Inc. 6.00% due 03/15/10
(cost $2,244,297)	$3,775,000	2,213,094

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $58,237,925)		68,243,578

Short-Term Investment Securities — 0.3%

TIME DEPOSIT — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.65% due 01/03/05
(cost $184,000)		184,000	184,000

Repurchase Agreements — 3.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $1,199,090 and collateralized by $1,205,000 of Federal National Mortgage Association, bearing interest at 4.00%, due 02/15/05 and having an approximate value of $1,225,380 (cost $1,199,000)		1,199,000	1,199,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $1,380,104 and collateralized by $1,380,000 of United States Treasury Bonds, bearing interest at 6.63%, due 02/15/27 and having an approximate value of $1,409,590 (cost $1,380,000)		1,380,000	1,380,000

TOTAL REPURCHASE AGREEMENTS (cost $2,579,000)			4,292,000

TOTAL INVESTMENTS —
(cost $61,000,925)@	99.8%		71,006,578
Other assets less liabilities—	0.2		139,171

NET ASSETS—	100.0%		$71,145,749

†              Non-income producing security

@            See Note 4 for cost of investments on a tax basis

ADR—   American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

FOCUS VALUE PORTFOLIO

Investment Portfolio — December 31, 2004

(unaudited)

Common Stock — 96.0%	Shares/Principal Amount	Value (Note 1)

CONSUMER DISCRETIONARY — 7.6%

Apparel & Textiles — 3.3%
V.F. Corp.	48,300	$2,674,854

Automotive — 4.3%
AutoZone, Inc.†	38,900	3,551,959
		6,226,813
CONSUMER STAPLES — 5.9%

Food, Beverage & Tobacco — 3.0%
Anheuser-Busch Cos., Inc.	49,200	2,495,916

Household & Personal Products — 2.9%
Kimberly-Clark Corp.	35,900	2,362,579
		4,858,495

ENERGY — 9.3%

Energy Services — 6.3%
EnCana Corp.	55,100	3,144,006
Royal Dutch Petroleum Co.	35,900	2,059,942

Energy Sources — 3.0%
Devon Energy Corp.	62,700	2,440,284
		7,644,232

FINANCE — 18.8%

Banks — 9.3%
Golden West Financial Corp.	44,100	2,708,622
North Fork Bancorp., Inc.	88,350	2,548,898
SunTrust Banks, Inc.	32,200	2,378,936

Financial Services — 4.0%
CIT Group, Inc.	55,450	2,540,719
Instinet Group, Inc.†	119,800	722,394

Insurance — 5.5%
Assurant, Inc.	81,900	2,502,045
MGIC Investment Corp.	29,400	2,025,954
		15,427,568

HEALTHCARE — 2.8%

Drugs — 2.8%
Sankyo Co., Ltd.†	100,800	2,277,271

INDUSTRIAL & COMMERCIAL — 18.8%

Business Services — 9.3%
Hutchison Whampoa, Ltd.†	530,100	4,961,568
Republic Services, Inc.	80,143	2,687,996

Electrical Equipment — 2.5%
Emerson Electric Co.	28,556	2,001,775

Machinery — 3.5%
Alamo Group, Inc.	104,200	2,830,072

Multi-Industry — 3.5%
Honeywell International, Inc.	81,200	2,875,292
		15,356,703

INFORMATION & ENTERTAINMENT — 9.0%

Broadcasting & Media — 6.2%
Liberty Media International, Inc., Class A†	58,920	2,723,872
New York Times Co., Class A	57,800	2,358,240

Leisure & Tourism — 2.8%
Outback Steakhouse, Inc.	50,600	2,316,468
		7,398,580

INFORMATION TECHNOLOGY — 6.1%

Electronics — 2.9%
AVX Corp.	189,000	2,381,400

Telecommunications — 3.2%
Alltel Corp.	44,700	2,626,572
		5,007,972

MATERIALS — 5.1%

Chemicals — 2.9%
du Pont (E.I.) de Nemours and Co.	48,400	2,374,020

Metals & Minerals — 2.2%
Martin Marietta Materials, Inc.	33,180	1,780,439
		4,154,459

REAL ESTATE — 12.6%

Real Estate Companies — 12.6%
Catellus Development Corp.	92,563	2,832,428
Forest City Enterprises, Inc., Class A	69,650	4,008,357
St. Joe Co.	53,900	3,460,380
		10,301,165

TOTAL LONG–TERM INVESTMENT SECURITIES (cost $65,173,257)		78,653,258

Repurchase Agreements — 4.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $969,073 and collateralized by $930,000 of United States Treasury Bonds, bearing interest at 5.25%, due 02/15/29 and having an approximate value of $990,014	$969,000	969,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $974,073 and collateralized by $850,000 of United States Treasury Bonds, bearing interest at 6.13%, due 11/15/27 and having an approximate value of $995,404	974,000	974,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $2,057,154 and collateralized by $1,720,000 of United States Treasury Bonds, bearing interest at 6.38%, due 08/15/27 and having an approximate value of $2,098,938	2,057,000	2,057,000

TOTAL REPURCHASE AGREEMENTS (cost $4,000,000)		4,000,000

TOTAL INVESTMENTS —
(cost $69,173,257) @	100.9%	82,653,258
Liabilities in excess of other assets—	(0.9)	(699,942)

NET ASSETS—	100.0%	$81,953,316

†      Non-income producing security

@    See Note 4 for cost of investments on a tax basis

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation

EUR	2,856,461	USD	3,792,888	1/31/2005	$(90,561)

EUR — Euro Dollar

USD — United States Dollar

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS-December 31, 2004 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices.  Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price ("NOCP").  Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price.  In such case, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such price are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used.  Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price.  If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security.  However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable.  This determination will be based on review of number of factors, including developments in foreign markets, the performance of U.S. securities markets. and the performance of instruments trading in fair U.S. markets that represent foreign securities and baskets of foreign securities.  If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular and trading on the New York Stock Exchange.  A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open.  For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.  Futures contracts and options traded on national securities exchange are valued as of the close of the exchange on which they are traded.  Short-term securities with 60 days or less to maturity are amortized to maturity based on their  cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day.  Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

Note 2. Repurchase Agreements:

At December 31, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	2.42%	$2,527,000
Multi-Managed Moderate Growth	4.42	4,608,000
Multi-Managed Income/Equity	1.01	1,057,000
Multi-Managed Income	0.24	249,000
Large Cap Composite	0.43	445,000
Small Cap	2.27	2,370,000
Diversified Fixed Income	4.92	5,129,000
Cash Management	1.02	1,064,000
Focus TechNet	0.74	777,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2004, bearing interest at a rate of 1.55% per annum, with a principal amount of $104,311,000, a repurchase price of $104,324,469, a maturity date of January 3, 2005.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.50%	07/31/05	$40,800,000	$40,805,834
U.S. Treasury Notes	2.38	08/31/06	4,410,000	4,398,975
U.S. Treasury Notes	2.50	09/30/06	20,455,000	20,402,062
U.S. Treasury Notes	3.00	11/15/07	20,455,000	20,401,940
U.S. Treasury Notes	3.00	02/15/09	20,555,000	20,400,838

In addition, at December 31, 2004, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC.  The following Portfolios held the first one:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	1.32%	$1,590,000
Multi-Managed Moderate Growth	3.78	4,555,000
Multi-Managed Income/Equity	4.31	5,195,000
Multi-Managed Income	5.18	6,250,000
Large Cap Value	0.31	370,000
Mid Cap Growth	0.78	940,000
Diversified Fixed Income	0.11	135,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2004, bearing interest at a rate of 1.60% per annum, with a principal amount of $120,555,000, a repurchase price of $120,571,074, a maturity date of January 3, 2005. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	5.25%	11/15/28	$100,000,000	$105,707,128
U.S. Treasury Bonds	6.13	11/15/27	17,492,000	17,866,178

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

	Percentage	Principal
Portfolio	Interest	Amount

Diversified Fixed Income	3.60%	$9,000,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2004, bearing interest at a rate of 1.60% per annum, with a principal amount of $250,000,000, a repurchase price of $250,033,333, and a maturity date of January 3, 2005. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Index Bonds	3.38%	04/15/32	$50,000,000	$71,187,500
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	114,974,000	183,814,683

Note 3. Transactions with Affiliates:  As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof.  During the nine months ended December 31, 2004, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at March 31, 2004	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value at December 31, 2004
Asset Allocation: Diversified Growth	AIG	$2,360	$869,400	$—	$237,019	$82,354	$(142,224)	$572,511
Large Cap Composite	AIG	624	195,499	28,297	11,219	2,423	(20,617)	194,383
Large Cap Value	AIG	4,019	1,292,077	341,708	118,870	7,855	(108,895)	1,413,875
Mid Cap Growth	Transatlantic Holdings, Inc.	17	3,924	1,261	876	185	(661)	3,833
Mid Cap Value	Transatlantic Holdings, Inc.	143	30,000	9,915	785	258	(3,156)	36,232
Small Cap	21st Century Insurance Group	43	12,398	4,652	6,246	18	(608)	10,214

Note 4. Federal Income Taxes:  As of December  31, 2004, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Gain (Loss) Net	Cost of Investments
Multi-Managed Growth	$29,606,413	$(966,308)	$28,640,105	$127,845,733
Multi-Managed Moderate Growth	37,682,538	(1,636,503)	36,046,036	241,105,503
Multi-Managed Income/Equity	22,759,870	(1,107,573)	21,652,298	220,170,892
Multi-Managed Income	10,564,121	(857,550)	9,706,571	173,161,827
Asset Allocation: Diversified Growth	54,362,169	(4,587,512)	49,774,657	366,239,136
Stock	62,721,228	(3,528,879)	59,192,349	267,609,105
Large Cap Growth	22,862,589	(3,008,258)	19,854,330	102,644,447
Large Cap Composite	6,262,846	(1,423,820)	4,839,026	38,952,841
Large Cap Value	22,158,937	(3,068,828)	19,090,109	135,973,900
Mid Cap Growth	22,009,239	(2,258,670)	19,750,569	98,257,721
Mid Cap Value	32,417,338	(1,280,143)	31,137,195	134,714,370
Small Cap	15,594,228	(2,482,212)	13,112,016	93,275,863
International Equity	19,399,454	(1,067,362)	18,332,092	87,733,762
Diversified Fixed Income	3,284,623	(449,468)	2,835,155	162,331,374
Cash Management	177	(17,225)	(17,048)	60,419,840
Focus Growth	18,140,347	(1,954,677)	16,185,670	86,231,055
Focus TechNet	7,042,970	(999,975)	6,042,995	39,350,176
Focus Growth and Income	11,501,721	(1,446,538)	10,055,183	61,050,455
Focus Value	13,930,162	(184,490)	13,745,672	69,438,928

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)               An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)              There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.  However, the registrant enhanced its internal controls with respect to monitoring proof of claim and bankruptcy filings.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 1, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 1, 2005